UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03459

Penn Series Funds, Inc.

(Exact name of registrant as specified in charter)

600 Dresher Road

Horsham, PA 19044

(Address of principal executive offices) (Zip code)

Robert J. DellaCroce

Penn Series Funds, Inc.

600 Dresher Road

Horsham, PA 19044

(Name and address of agent for service)

Registrant’s telephone number, including area code:(215) 956-8259

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Money Market Fund

	Par (000)	Value†
COMMERCIAL PAPER — 53.5%
Aerospace & Defense — 1.4%
Honeywell International, Inc. 0.250%, 09/25/12	$2,000	$1,997,542

Beverages — 0.7%
Brown Forman Corp. 0.150%, 04/20/12	1,000	999,921

Chemicals — 0.7%
E.I. Du Pont de Nemours & Co. 0.160%, 04/12/12	1,000	999,951

Diversified Financial Services — 32.0%
AllianceBernstein LP 0.180%, 04/02/12	4,300	4,299,979
BHP Finance USA 0.130%, 04/26/12	615	614,944
0.150%, 05/03/12	1,600	1,599,787
BP Capital Markets Plc 0.250%, 05/14/12	800	799,761
0.210%, 06/07/12	3,200	3,198,749
Covidien International Finance S.A. 0.320%, 04/02/12	4,100	4,099,964
0.310%, 05/03/12	2,700	2,699,256
ENI Finance USA, Inc. 0.450%, 04/02/12	2,000	1,999,975
Novartis Finance Corp. 0.110%, 04/12/12	2,000	1,999,933
0.180%, 06/11/12	1,800	1,799,361
0.160%, 06/15/12	2,000	1,999,333
Queensland Treasury Corp. 0.330%, 05/07/12	2,500	2,499,175
0.340%, 05/07/12	1,000	999,660
Reckitt & Benckiser Treasury Services Plc 0.550%, 06/01/12	5,000	4,995,340
0.650%, 09/06/12	1,150	1,146,719
Toyota Motor Credit Corp. 0.390%, 06/07/12	4,000	3,997,097
Unilever Capital Corp. 0.160%, 06/07/12	2,400	2,399,285
WGL Holdings, Inc. 0.170%, 04/02/12	3,700	3,699,983

		44,848,301

Electric — 8.7%
Florida Power & Light Co. 0.210%, 04/03/12	5,700	5,699,933
GDF Suez S.A. 0.220%, 04/24/12	1,100	1,099,845
0.220%, 04/30/12	1,800	1,799,681
IDACORP, Inc. 0.500%, 04/20/12	600	599,842
NextEra Energy, Inc. 0.440%, 04/09/12	700	699,932
Northstar 0.160%, 04/03/12	1,500	1,499,987

	Par (000)	Value†

Electric — (continued)
Pacific Gas & Electric Co. 0.410%, 04/16/12	$700	$699,880

		12,099,100

Food — 3.2%
Campbell Soup Co. 0.150%, 05/17/12	4,500	4,499,137

Healthcare — 0.5%
Cigna Corp. 0.430%, 04/12/12	700	699,908

Household Products & Wares — 0.5%
Clorox Co. 0.420%, 04/25/12	700	699,804

Oil & Gas — 3.4%
Kinder Morgan Energy Partners LP 0.400%, 04/04/12	700	699,977
Koch Resources LLC 0.200%, 05/02/12	4,000	3,999,311

		4,699,288

Telecommunications — 2.4%
Telstra Corp. Ltd. 0.200%, 04/16/12	2,000	1,999,833
0.220%, 04/16/12	1,400	1,399,872

		3,399,705

TOTAL COMMERCIAL PAPER (Cost $74,942,657)		74,942,657

FOREIGN GOVERNMENT SECURITIES — 1.1%
Province of Ontario 5.125%, 07/17/12 (Cost $1,538,966)	1,518	1,538,300

MUNICIPAL NOTES — 43.9%
California Housing Finance Agency 0.160%, 08/01/36•	2,000	2,000,000
City of Minneapolis 0.200%, 12/01/27•	2,290	2,290,000
Colorado Housing & Finance Authority 0.150%, 05/01/22•	2,600	2,600,000
0.140%, 10/01/30•	2,800	2,800,000
0.180%, 04/01/43•	1,325	1,325,000
Idaho Housing & Finance Association 0.180%, 01/01/38•	4,000	4,000,000
0.200%, 01/01/40•	4,240	4,240,000
Iowa Finance Authority 0.190%, 07/01/34•	1,405	1,405,000
0.190%, 01/01/39•	2,300	2,300,000
Kansas State Department of Transportation 0.180%, 09/01/22•	3,100	3,100,000
Michigan State Housing Development Authority 0.170%, 06/01/39•	7,600	7,600,000

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Money Market Fund

	Par (000)	Value†
MUNICIPAL NOTES — (continued)
Minnesota Housing Finance Agency 0.190%, 07/01/36•	$4,000	$4,000,000
Pennsylvania Turnpike Commission 0.170%, 07/15/41•	5,000	5,000,000
South Dakota Housing Development Authority 0.210%, 05/01/39•	5,000	5,000,000
State of Texas 0.220%, 12/01/29•	4,000	4,000,000
Triborough Bridge & Tunnel Authority 0.250%, 01/01/19•	3,000	3,000,000
Wisconsin Housing & Economic Development Authority 0.170%, 09/01/22•	4,000	4,000,000
0.300%, 05/01/34•	2,905	2,905,000

TOTAL MUNICIPAL NOTES (Cost $61,565,000)		61,565,000

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Shares	1	1
BlackRock Liquidity Funds TempFund - Institutional Shares	1	1
Federated Prime Obligations Fund - Class I	1	1
Fidelity Institutional Prime Money Market Portfolio	2,078,093	2,078,093
Fidelity Institutional Prime Money Market Portfolio - Class I	1	1
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	1	1
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $2,078,099)		2,078,099

TOTAL INVESTMENTS — 100.0% (Cost $140,124,722)		$140,124,056

†	See Security Valuation Note.
•	Variable Rate Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

Plc — Public Limited Company.

Maturity Schedule	Market Value	% of Portfolio	(Cumulative)
1 — 7 days	$85,642,897	61.1%	61.1%
8 — 14 days	4,399,724	3.1%	64.2%
15 — 30 days	9,913,622	7.1%	71.3%
31 — 60 days	17,096,087	12.2%	83.5%
61 — 90 days	18,389,165	13.1%	96.6%
91 — 120 days	1,538,300	1.1%	97.7%
over 150 days	3,144,261	2.3%	100.0%

	$140,124,056	100.0%

Average Weighted Maturity — 26 days

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Money Market Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMERCIAL PAPER	$74,942,657	$—	$74,942,657	$—
MUNICIPAL NOTES	61,565,000	—	61,565,000
FOREIGN GOVERNMENT SECURITIES	1,538,300	—	1,538,300	—
SHORT-TERM INVESTMENTS	2,078,099	2,078,099	—	—

TOTAL INVESTMENTS	$140,124,056	2,078,099	$138,045,957	—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Limited Maturity Bond Fund

	Par (000)	Value†
AGENCY OBLIGATIONS — 11.3%
Federal Home Loan Mortgage Corporation — 1.2%
1.375%, 02/25/14	$2,000	$2,042,284

Federal National Mortgage Association — 10.1%
0.375%, 12/28/12	6,700	6,711,638
0.500%, 08/09/13	2,000	2,005,068
1.000%, 09/23/13	2,000	2,018,908
0.750%, 12/18/13	7,000	7,048,307

		17,783,921

TOTAL AGENCY OBLIGATIONS (Cost $19,678,855)		19,826,205

ASSET BACKED SECURITIES — 5.0%
Cabela’s Master Credit Card Trust 0.773%, 02/18/20@,•	3,000	3,007,301
Centerpoint Energy Transition Bond Co. LLC 0.901%, 04/15/18	1,000	1,000,412
Chase Issuance Trust 0.492%, 04/15/19•	2,398	2,314,477
Conseco Financial Corp. 7.650%, 04/15/19	75	79,155
Enterprise Mortgage Acceptance Co. LLC 144A 7.649%, 01/15/27@,•,~	495	393,604
Equity One ABS, Inc. 4.145%, 04/25/34	14	13,603	•
GE Capital Credit Card Master Note Trust 1.092%, 09/15/16•	1,400	1,404,717
Popular ABS Mortgage Pass-Through Trust 4.628%, 09/25/34•	18	17,649
SACO I, Inc. 144A 1.142%, 06/25/35@,•	524	433,464

TOTAL ASSET BACKED SECURITIES (Cost $8,837,077)		8,664,382

COMMERCIAL MORTGAGE BACKED SECURITIES — 1.3%
Bear Stearns Commercial Mortgage Securities 5.404%, 03/11/39•	1,030	1,029,838
Federal Express Corp. 2012 Pass Through Trust 144A 2.625%, 01/15/18@	1,000	996,830
JPMorgan Chase Commercial Mortgage Securities Corp. 4.545%, 01/15/42	317	317,137

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $2,344,552)		2,343,805

CORPORATE BONDS — 20.0%
Aerospace & Defense — 0.6%
Raytheon Co. 1.400%, 12/15/14	1,000	1,016,566

	Par (000)	Value†

Banks — 8.1%
Bank of America Corp. 3.125%, 06/15/12	$2,000	$2,011,980
2.375%, 06/22/12	3,000	3,014,268
Bank of Montreal 144A 2.850%, 06/09/15@	1,000	1,053,911
Bank of Nova Scotia 144A 1.050%, 03/20/15@	1,000	1,000,575
Canadian Imperial Bank of Commerce 144A 2.000%, 02/04/13@	3,000	3,035,976
Commonwealth Bank of Australia 144A 3.492%, 08/13/14@	1,000	1,058,460
The Toronto-Dominion Bank 144A 1.625%, 09/14/16@	2,000	2,007,538
Westpac Banking Corp. 144A 3.585%, 08/14/14@	1,000	1,057,078

		14,239,786

Beverages — 0.6%
The Coca-Cola Co. 1.800%, 09/01/16	1,000	1,021,264

Computers — 0.6%
Google, Inc. 2.125%, 05/19/16	1,000	1,039,493

Diversified Financial Services — 5.8%
BA Covered Bond Issuer 144A 5.500%, 06/14/12@	1,000	1,009,230
Caisse Centrale Desjardins du Quebec 144A 2.550%, 03/24/16@	3,000	3,124,464
General Electric Capital Corp. 2.625%, 12/28/12	4,000	4,070,828
2.950%, 05/09/16	1,000	1,043,120
Toyota Motor Credit Corp. 1.000%, 02/17/15	1,000	999,828

		10,247,470

Energy-Alternate Sources — 0.6%
BP Capital Markets Plc 1.700%, 12/05/14	1,000	1,018,176

Food — 0.3%
General Mills, Inc. 5.650%, 09/10/12	500	511,010

Insurance — 0.6%
Metropolitan Life Global Funding I 144A 2.000%, 01/09/15@	1,000	1,010,600

Investment Companies — 0.6%
USAA Capital Corp. 144A 2.250%, 12/13/16@	1,000	1,001,253

Mining — 0.6%
BHP Billiton Finance USA Ltd. 1.125%, 11/21/14	1,000	1,006,928

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Limited Maturity Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — 0.5%
SeaRiver Maritime, Inc. 2.470%, 09/01/12+	$1,000	$992,343

Pharmaceuticals — 1.1%
Teva Pharmaceutical Finance IV LLC 1.700%, 11/10/14	1,000	1,015,648
Zimmer Holdings, Inc. 1.400%, 11/30/14	1,000	1,004,657

		2,020,305

TOTAL CORPORATE BONDS (Cost $34,611,184)		35,125,194

MUNICIPAL NOTE — 0.6%
Regional — 0.6%
Province of British Columbia 2.850%, 06/15/15 (Cost $999,660)	1,000	1,063,906

RESIDENTIAL MORTGAGE BACKED SECURITIES — 6.1%
Collateralized Mortgage Obligations — 5.0%
Fannie Mae REMICs 0.642%, 11/25/39•	8,807	8,785,133

Fannie Mae Pool — 1.1%
4.000%, 06/01/20	601	636,993
2.707%, 12/01/33•	752	804,804
2.500%, 04/01/34•	242	257,941
2.482%, 07/01/36•	249	266,592
		1,966,330

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $10,683,002)		10,751,463

U.S. TREASURY OBLIGATIONS — 45.8%
U.S. Treasury Note 0.375%, 06/30/13	6,500	6,508,632
4.250%, 08/15/13	6,500	6,850,642
3.125%, 08/31/13	3,000	3,119,649
0.750%, 09/15/13	6,750	6,794,827
0.500%, 10/15/13	5,000	5,014,650
4.250%, 11/15/13	3,100	3,296,534
0.250%, 11/30/13	5,000	4,994,725
0.125%, 12/31/13	5,000	4,982,810
1.750%, 01/31/14	2,000	2,051,562
1.750%, 03/31/14	5,000	5,138,670
1.875%, 04/30/14	5,650	5,824,800
2.375%, 09/30/14	3,000	3,142,734
4.250%, 11/15/14	12,100	13,281,638
2.250%, 01/31/15	730	765,530
4.000%, 02/15/15	7,850	8,625,800

TOTAL U.S. TREASURY OBLIGATIONS (Cost $78,333,384)		80,393,203

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 9.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	5,262,669	$5,262,669
BlackRock Liquidity Funds TempFund - Institutional Shares	218	218
Federated Prime Obligations Fund - Class I	408	408
Fidelity Institutional Prime Money Market Portfolio	1,018	1,018
Fidelity Institutional Prime Money Market Portfolio - Class I	197	197
Wells Fargo Advantage Government Money Market Fund - Institutional Class	12,100,635	12,100,635
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	5	5
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $17,365,151)		17,365,151

TOTAL INVESTMENTS — 100.0% (Cost $172,852,865)(a)		$175,533,309

†	See Security Valuation Note.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2012 is $393,604
+	Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.
(a)	At March 31, 2012, the cost for Federal income tax purposes was $172,852,865. Net unrealized appreciation was $2,680,444. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,899,311 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $218,867.
LLC	— Limited Liability Company.

Plc — Public Limited Company.

REMICS — Real Estate Mortgage Investment Conduits.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Limited Maturity Bond Fund

Country Weightings as of 03/31/2012 ††
United States	91%
Canada	6
Australia	2
United Kingdom	1

Total	100%

††	% of total investments as of March 31, 2012

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Limited Maturity Bond Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S. TREAS- URY OBLIGA- TIONS	$80,393,203	$—	$80,393,203	$—
AGENCY OBLIGATIONS	19,826,205	—	19,826,205	—
ASSET BACKED SECURI- TIES	8,664,382	—	8,664,382	—
COMMERCIAL MORTGAGE BACKED SECURITIES	2,343,805	—	2,343,805	—
CORPORATE BONDS	35,125,194	—	35,125,194
MUNICIPAL NOTES	1,063,906	—	1,063,906	—
RESIDENTIAL MORT- GAGE BACKED SECU- RITIES	10,751,463	—	10,751,463	—
SHORT-TERM INVEST- MENTS	17,365,151	17,365,151	—	—

TOTAL INVEST- MENTS	175,533,309	17,365,151	158,168,158	—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
AGENCY OBLIGATIONS — 2.5%
Federal National Mortgage Association — 2.5%
3.250%, 04/09/13	$4,500	$4,640,859
5.000%, 04/15/15	6,750	7,628,026

TOTAL AGENCY OBLIGATIONS (Cost $11,387,995)		12,268,885

ASSET BACKED SECURITIES — 1.5%
Centerpoint Energy Transition Bond Co. LLC 3.028%, 10/15/25	1,000	1,006,665
Conseco Financial Corp.• 7.240%, 11/15/28	510	220,938
Enterprise Mortgage Acceptance Co. LLC 144A@• 7.649%, 01/15/27	990	787,208
GE Capital Credit Card Master Note Trust• 1.092%, 09/15/16	4,000	4,013,477
SACO I, Inc. 144A@• 1.142%, 06/25/35	1,572	1,300,392

TOTAL ASSET BACKED SECURITIES (Cost $7,935,108)		7,328,680

COMMERCIAL MORTGAGE BACKED SECURITIES — 1.7%
Bear Stearns Commercial Mortgage Securities 4.830%, 08/15/38	2,803	2,829,639
CFCRE Commercial Mortgage Trust@• 4.961%, 04/15/44	1,000	1,109,543
Citigroup Deutsche Bank Commercial Mortgage Trust 5.322%, 12/11/49	1,500	1,640,757
JPMorgan Chase Commercial Mortgage Securities Corp. 4.545%, 01/15/42	1,058	1,057,123
5.420%, 01/15/49	1,500	1,662,285

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $7,741,997)		8,299,347

CORPORATE BONDS — 17.8%
Aerospace & Defense — 0.2%
Lockheed Martin Corp. 3.350%, 09/15/21	1,000	1,001,758

Agriculture — 0.5%
Altria Group, Inc. 4.750%, 05/05/21	1,000	1,074,933
Cargill, Inc. 144A@ 6.125%, 09/15/36	1,000	1,166,615

		2,241,548

Banks — 3.8%
Bank of America Corp. 5.650%, 05/01/18	1,000	1,067,502
Bank of Montreal 144A@ 2.850%, 06/09/15	1,000	1,053,911

	Par (000)	Value†

Banks — (continued)
Canadian Imperial Bank of Commerce 144A@ 2.000%, 02/04/13	$1,000	$1,011,992
JPMorgan Chase & Co. 2.200%, 06/15/12	4,000	4,016,156
6.000%, 01/15/18	1,700	1,966,577
The Goldman Sachs Group, Inc. 3.250%, 06/15/12	6,500	6,539,949
5.250%, 07/27/21	1,000	989,916
The Toronto-Dominion Bank 144A@ 1.625%, 09/14/16	2,000	2,007,538

		18,653,541

Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, 01/15/19	1,000	1,304,572
Pepsico, Inc. 4.000%, 03/05/42	1,000	947,644
The Coca-Cola Co. 3.300%, 09/01/21	1,000	1,040,415

		3,292,631

Biotechnology — 0.9%
Amgen, Inc. 4.950%, 10/01/41	1,000	973,822
Biogen Idec, Inc. 6.875%, 03/01/18	1,000	1,219,113
Genentech, Inc. 5.250%, 07/15/35	1,000	1,116,265
Gilead Sciences, Inc. 4.400%, 12/01/21	1,000	1,049,675

		4,358,875

Computers — 0.5%
Hewlett-Packard Co. 2.600%, 09/15/17	1,000	999,384
International Business Machines Corp. 6.500%, 01/15/28	1,000	1,303,764

		2,303,148

Diversified Financial Services — 1.4%
American Honda Finance Corp. 144@ 3.800%, 09/20/21	1,000	1,034,741
Caisse Centrale Desjardins du Quebec 144A@ 2.550%, 03/24/16	2,000	2,082,976
General Electric Capital Corp. 6.150%, 08/07/37	1,000	1,132,404
5.875%, 01/14/38	1,000	1,099,235
Northern Trust Corp. 3.375%, 08/23/21	500	511,194
Toyota Motor Credit Corp. 3.400%, 09/15/21	1,000	1,027,038

		6,887,588

Electric — 1.0%
Carolina Power & Light Co. 3.000%, 09/15/21	1,000	1,006,718

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Electric — (continued)
Commonwealth Edison Co. 6.150%, 09/15/17	$500	$601,655
Duke Energy Carolinas LLC 4.250%, 12/15/41	1,000	997,761
Enel Finance International SA 144A@ 6.250%, 09/15/17	1,000	1,063,128
PacifiCorp 6.250%, 10/15/37	1,000	1,274,240

		4,943,502

Food — 0.3%
Kraft Foods, Inc. 6.750%, 02/19/14	500	552,493
Sara Lee Corp. 2.750%, 09/15/15	1,000	1,033,782

		1,586,275

Gas — 1.1%
Boston Gas Co.@ 4.487%, 02/15/42	1,000	1,003,893
Pacific Gas & Electric Co. 3.250%, 09/15/21	1,000	1,012,355
Praxair, Inc. 3.000%, 09/01/21	1,000	1,014,934
San Diego Gas & Electric Co. 3.950%, 11/15/41	1,000	967,212
SEMCO Energy, Inc. 144A@ 5.150%, 04/21/20	1,000	1,080,728

		5,079,122

Healthcare Products — 0.9%
Becton Dickinson & Co. 3.125%, 11/08/21	1,000	1,014,681
Covidien International Finance SA 6.000%, 10/15/17	1,000	1,199,620
Stryker Corp. 2.000%, 09/30/16	1,000	1,025,048
Zimmer Holdings, Inc. 4.625%, 11/30/19	1,000	1,103,326

		4,342,675

Healthcare Services — 0.4%
CIGNA Corp. 4.375%, 12/15/20	1,000	1,048,394
Unitedhealth Group, Inc. 4.625%, 11/15/41	1,000	1,000,268

		2,048,662

Insurance — 0.2%
The Travelers Cos., Inc. 5.350%, 11/01/40	1,000	1,128,387

Investment Companies — 0.4%
Aristotle Holding, Inc.@ 3.900%, 02/15/22	1,000	1,010,746
USAA Capital Corp. 144A@ 2.250%, 12/13/16	1,000	1,001,253

		2,011,999

	Par (000)	Value†

Media — 0.3%
Comcast Cable Holdings LLC 9.875%, 06/15/22	$1,000	$1,413,512

Miscellaneous Manufacturing — 0.7%
Honeywell International, Inc. 5.375%, 03/01/41	1,000	1,181,887
Illinois Tool Works, Inc.@ 4.875%, 09/15/41	1,000	1,078,507
Siemens Financieringsmaatschappij NV 144A@ 6.125%, 08/17/26	1,000	1,216,847

		3,477,241

Oil & Gas — 1.3%
BG Energy Capital Plc@ 4.000%, 10/15/21	1,000	1,042,852
BP Capital Markets Plc 4.500%, 10/01/20	1,000	1,098,491
Occidental Petroleum Corp. 3.125%, 02/15/22	1,000	1,008,870
Pemex Project Funding Master Trust 6.625%, 06/15/35	1,000	1,140,000
Petrobras International Finance Co. - Pifco 6.750%, 01/27/41	1,000	1,159,765
Statoil, ASA 3.150%, 01/23/22	1,000	1,008,559

		6,458,537

Oil & Gas Services — 0.4%
Halliburton Co. 4.500%, 11/15/41	1,000	1,012,494
Schlumberger Oilfield UK Plc 144A@ 4.200%, 01/15/21	1,000	1,082,512

		2,095,006

Pharmaceuticals — 1.4%
GlaxoSmithKline Capital, Inc. 5.375%, 04/15/34	1,000	1,130,081
Merck & Co., Inc. 6.400%, 03/01/28	1,000	1,278,633
Novartis Capital Corp. 2.900%, 04/24/15	1,000	1,065,576
Sanofi-Aventis SA 4.000%, 03/29/21	1,000	1,089,109
Teva Pharmaceutical Finance Co. BV 3.650%, 11/10/21	1,000	1,012,279
Thermo Fisher Scientific, Inc. 3.600%, 08/15/21	1,000	1,055,503

		6,631,181

Pipelines — 0.2%
DCP Midstream LLC 144A@ 6.750%, 09/15/37	1,000	1,166,584

Retail — 0.7%
CVS Caremark Corp. 5.750%, 05/15/41	1,000	1,127,155
Wal-Mart Stores, Inc. 3.250%, 10/25/20	1,000	1,046,601

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Retail — (continued)
5.625%, 04/01/40	$1,000	$1,200,998

		3,374,754

Telecommunications — 0.5%
AT&T, Inc. 3.875%, 08/15/21	1,000	1,057,702
Verizon Communications, Inc. 4.600%, 04/01/21	1,000	1,109,631

		2,167,333

TOTAL CORPORATE BONDS (Cost $80,558,072)		86,663,859

MUNICIPAL NOTE — 0.4%
Province of British Columbia 2.850%, 06/15/15 (Cost $1,999,319)	2,000	2,127,812

MUNICIPAL BONDS — 2.3%
City of New York 6.271%, 12/01/37	1,750	2,234,050
Corpus Christi Independent School District 6.124%, 08/15/32	1,000	1,161,790
Metropolitan Water District of Southern California 6.947%, 07/01/40	1,000	1,180,210
Orange County Sanitation District 6.400%, 02/01/44	1,000	1,295,870
San Francisco City & County Public Utilities Commission 6.950%, 11/01/50	2,000	2,699,500
South Carolina State Public Service Authority 6.454%, 01/01/50	2,000	2,694,120

Total MUNICIPAL BONDS (Cost $8,752,111)		11,265,540

RESIDENTIAL MORTGAGE BACKED SECURITIES — 25.5%
Collateralized Mortgage Obligations — 2.9%
Fannie Mae REMICs• 0.642%, 11/25/39	8,807	8,785,134
Freddie Mac REMICs• 0.582%, 05/15/37	5,410	5,387,885

		14,173,019

Fannie Mae Pool — 9.2%
5.000%, 07/01/23	1,957	2,120,085
2.500%, 04/01/34•	726	773,823
2.482%, 07/01/36•	829	888,639
2.427%, 08/01/36•	829	875,843
6.285%, 05/01/37•	524	550,328
4.000%, 08/01/39	6,685	7,013,692
4.000%, 11/01/40	6,729	7,060,065
3.500%, 12/01/40	12,764	13,121,363
3.500%, 01/01/41	9,261	9,519,785
3.500%, 03/01/41	2,741	2,817,675

		44,741,298

	Par (000)	Value†

Freddie Mac Gold Pool — 4.8%
3.000%, 01/01/26	$8,913	$9,227,244
3.500%, 12/01/40	7,857	8,058,609
3.500%, 01/01/41	4,673	4,792,727
3.500%, 02/01/41	1,351	1,385,972

		23,464,552

Ginnie Mae Pool — 8.6%
6.000%, 10/15/38	1,683	1,899,632
6.000%, 10/15/38	1,383	1,561,126
4.000%, 04/15/39	9,793	10,530,927
4.000%, 06/15/39	6,321	6,797,308
4.500%, 02/15/40	10,620	11,563,578
3.500%, 10/20/41	8,936	9,327,943
9.000%, 10/15/30	8	8,387

		41,688,901

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $116,598,062)		124,067,770

U.S. TREASURY OBLIGATIONS — 32.0%
U.S. Treasury Bond 6.250%, 08/15/23	1,350	1,869,750
5.500%, 08/15/28	2,800	3,747,626
3.500%, 02/15/39	11,800	12,259,091
4.375%, 05/15/40	100	120,172
4.250%, 11/15/40	1,150	1,354,304
3.125%, 11/15/41	1,000	959,219
U.S. Treasury Note 1.125%, 12/15/12	43,600	43,884,403
0.250%, 11/30/13	5,000	4,994,725
1.750%, 01/31/14	6,000	6,154,686
1.875%, 02/28/14	7,000	7,203,434
4.250%, 11/15/14	5,000	5,488,280
4.000%, 02/15/15	10,900	11,977,225
2.125%, 12/31/15	11,100	11,678,410
2.625%, 02/29/16	5,000	5,355,080
1.500%, 07/31/16	4,000	4,104,064
2.375%, 06/30/18	4,300	4,548,592
2.750%, 02/15/19	9,800	10,557,207
3.125%, 05/15/19	6,550	7,212,676
3.375%, 11/15/19	475	530,293
2.000%, 11/15/21	2,200	2,165,797
2.000%, 02/15/22	4,400	4,315,436
U.S. Treasury Strip Principal 4.700%, 11/15/24+	7,800	5,476,645

TOTAL U.S. TREASURY OBLIGATIONS (Cost $146,888,786)		155,957,115

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 16.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	46,366,307	46,366,307
BlackRock Liquidity Funds TempFund - Institutional Shares	447	447

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
SHORT-TERM INVESTMENTS — (continued)
Federated Prime Obligations Fund - Class I	313	$313
Fidelity Institutional Prime Money Market Portfolio	713	713
Fidelity Institutional Prime Money Market Portfolio - Class I	271	271
Wells Fargo Advantage Government Money Market Fund – Institutional Class	32,984,122	32,984,122
Wells Fargo Advantage Heritage Money Market Fund – Institutional Class	1	1
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $79,352,175)		79,352,175

TOTAL INVESTMENTS — 100.0% (Cost $461,213,625)(a)		$487,331,183

†	See Security Valuation Note.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2012 is $787,208.
+	Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.
(a)	At March 31, 2012, the cost for Federal income tax purposes was $461,450,774. Net unrealized appreciation was $25,880,409. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $26,997,189 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,116,780.

LLC — Limited Liability Company.

Plc — Public Limited Company.

REMICS — Real Estate Mortgage Investment Conduits.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Quality Bond Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Signi- ficant Obser -vable Input	Level 3 Signi- ficant Unobse- rvable Input
U.S. TREASURY OBLIGATIONS	$155,957,115	$—	$155,957,115	$—
AGENCY OBLIGATIONS	12,268,885	—	12,268,885	—
ASSET BACKED SECURITIES	7,328,680	—	7,328,680	—
COMMERCIAL MORTGAGE BACKED SECURITIES	8,299,347	—	8,299,347	—
CORPORATE BONDS	86,663,859	—	86,663,859	—
MUNICIPAL NOTES	2,127,812	—	2,127,812	—
MUNICIPAL BONDS	11,265,540	—	11,265,540	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	124,067,770	—	124,067,770	—
SHORT-TERM INVESTMENTS	79,352,175	79,352,175	—	—

TOTAL INVESTMENTS	$487,331,183	$79,352,175	$407,979,008	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

High Yield Bond Fund

	Number of Shares	Value†
COMMON STOCKS — 0.6%
Apparel — 0.0%
Anvil Holdings, Inc.*^	831	$2,493

Electric — 0.2%
The AES Corp.*	19,675	257,152

Entertainment — 0.0%
Lakes Entertainment, Inc.*	12,500	22,500

Lodging — 0.1%
Ameristar Casinos, Inc.	6,675	124,355

Oil & Gas — 0.1%
Anadarko Petroleum Corp.	1,725	135,137

Telecommunications — 0.2%
Crown Castle International Corp.*	1,750	93,345
Ziggo N.V.*	8,100	252,683

		346,028

TOTAL COMMON STOCKS (Cost $1,104,615)		887,665
PREFERRED STOCKS — 1.4%
Auto Manufacturers — 0.2%
General Motors Co.CONV	5,500	230,175

Banks — 0.5%
Ally Financial, Inc.	500	416,547
GMAC Capital Trust I	17,375	401,536
		818,083

Media — 0.1%
Spanish Broadcasting System, Inc.^	182	118,300

Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV*^~	725	0

Telecommunications — 0.6%
Lucent Technologies Capital Trust I CONV	1,175	954,688

TOTAL PREFERRED STOCKS (Cost $2,081,701)		2,121,246

	Par (000)	Value†
REAL ESTATE INVESTMENT TRUSTS — 0.1%
Diversified — 0.1%
American Tower Corp.* (Cost $73,106)	1,000	86,652
CORPORATE BONDS — 94.6%
Advertising — 0.4%
inVentiv Health, Inc. 144A@ 10.000%, 08/15/18	$225	202,500
10.000%, 08/15/18	200	181,000
Lamar Media Corp. 144A@ 5.875%, 02/01/22	150	152,625

	Par (000)	Value†

Advertising — (continued)
The Interpublic Group of Cos., Inc. 10.000%, 07/15/17	$125	$143,125

		679,250

Aerospace & Defense — 1.0%
BE Aerospace, Inc. 8.500%, 07/01/18	150	165,750
Ducommun, Inc. 9.750%, 07/15/18	225	238,500
Kratos Defense & Security Solutions, Inc. 10.000%, 06/01/17	350	378,875
Sequa Corp. 144A@ 11.750%, 12/01/15	200	212,500
13.500%, 12/01/15	75	79,594
Spirit Aerosystems, Inc. 7.500%, 10/01/17	75	80,813
TransDigm, Inc. 7.750%, 12/15/18	325	351,812

		1,507,844

Airlines — 1.0%
Continental Airlines 2009-2 Class A Pass-Through-Trust 7.250%, 11/10/19	46	51,904
Continental Airlines 2009-2 Class B Pass-Through-Trust 9.250%, 05/10/17	42	45,474
Continental Airlines, Inc. 144A @ 6.750%, 09/15/15	500	501,875
Delta Air Lines, Inc. 144A@ 9.500%, 09/15/14	158	168,270
12.250%, 03/15/15	625	673,437
United Air Lines, Inc. 144A @ 12.000%, 11/01/13	75	79,500

		1,520,460

Apparel — 0.3%
Hanesbrands, Inc. 8.000%, 12/15/16	100	110,000
6.375%, 12/15/20	175	179,812
Levi Strauss & Co. 8.875%, 04/01/16	50	51,626
7.750%, 05/15/18	125	170,256

		511,694

Auto Manufacturers — 0.7%
Chrysler Group LLC 8.000%, 06/15/19	400	402,000
8.250%, 06/15/21	425	429,250
Ford Motor Co. 7.450%, 07/16/31	150	183,375

		1,014,625

Auto Parts & Equipment — 0.8%
Allison Transmission, Inc. 144A @ 7.125%, 05/15/19	200	207,000
Conti-Gummi Finance BV 144A @ 8.500%, 07/15/15	150	220,562

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Auto Parts & Equipment — (continued)
Pittsburgh Glass Works LLC 144A @ 8.500%, 04/15/16	$100	$99,500
The Goodyear Tire & Rubber Co. 8.250%, 08/15/20	250	265,625
8.750%, 08/15/20	100	108,500
7.000%, 05/15/22	250	243,125

		1,144,312

Banks — 3.8%
Ally Financial, Inc. 5.500%, 02/15/17	225	225,268
6.250%, 12/01/17	375	386,151
8.000%, 03/15/20	125	139,062
7.500%, 09/15/20	325	351,000
8.000%, 11/01/31	300	330,750
CIT Group, Inc. 4.750%, 02/15/15 144A @	925	933,164
5.250%, 03/15/18	375	382,500
6.625%, 04/01/18 144A @	700	758,625
5.500%, 02/15/19 144A @	975	994,500
Provident Funding Associates LP 144A@ 10.250%, 04/15/17	200	194,500
10.125%, 02/15/19	100	73,500
Regions Bank 7.500%, 05/15/18	500	566,250
Synovus Financial Corp. 5.125%, 06/15/17	350	321,125
7.875%, 02/15/19	100	103,000

		5,759,395

Beverages — 0.1%
Cott Beverages, Inc. 8.375%, 11/15/17	75	81,094

Building Materials — 2.5%
Associated Materials LLC 9.125%, 11/01/17	225	218,813
Building Materials Corp. of America 144A @ 6.750%, 05/01/21	250	265,312
Cemex Espana Luxembourg 144A@ 9.875%, 04/30/19	461	442,560
Cemex Finance LLC 144A @ 9.500%, 12/14/16	360	359,136
Euramax International, Inc. 9.500%, 04/01/16	275	251,625
Masco Corp. 6.125%, 10/03/16	150	158,562
5.850%, 03/15/17	200	204,970
Nortek, Inc. 10.000%, 12/01/18	300	318,000
8.500%, 04/15/21	375	371,250
Owens Corning 9.000%, 06/15/19	125	154,317
Ply Gem Industries, Inc. 8.250%, 02/15/18	150	150,938
Reliance Intermediate Holdings LP 144A @ 9.500%, 12/15/19	225	248,625

	Par (000)	Value†

Building Materials — (continued)
Summit Materials LLC 144A@ 10.500%, 01/31/20	$250	$261,250
Texas Industries, Inc. 9.250%, 08/15/20	200	192,000
USG Corp. 144A @ 8.375%, 10/15/18	50	51,250
Xefin Lux SCA 144A @ 8.000%, 06/01/18	100	134,704

		3,783,312

Chemicals — 2.4%
Hexion US Finance Corp. 8.875%, 02/01/18	300	310,500
9.000%, 11/15/20	100	93,000
Huntsman International LLC 8.625%, 03/15/20	75	83,813
8.625%, 03/15/21	425	477,062
Ineos Finance Plc 144A@ 9.000%, 05/15/15	200	212,250
8.375%, 02/15/19	375	396,562
Ineos Group Holdings Ltd. 144A@ 8.500%, 02/15/16	150	141,750
Kerling Plc 144A @ 10.625%, 02/01/17	200	265,408
LyondellBasell Industries N.V. 144A@ 5.000%, 04/15/19	300	300,000
6.000%, 11/15/21	200	210,000
Momentive Performance Materials, Inc. 11.500%, 12/01/16	475	394,250
9.000%, 01/15/21	125	109,375
PolyOne Corp. 7.375%, 09/15/20	150	159,000
Rhodia S.A. 144A@ 6.875%, 09/15/20	275	302,500
Solutia, Inc. 8.750%, 11/01/17	175	198,406

		3,653,876

Coal — 2.0%
Alpha Natural Resources, Inc. 6.250%, 06/01/21	350	315,875
Arch Coal, Inc. 8.750%, 08/01/16	150	157,500
Arch Coal, Inc. 144A@ 7.250%, 06/15/21	275	253,687
Consol Energy, Inc. 8.000%, 04/01/17	325	338,812
8.250%, 04/01/20	150	156,750
Foresight Energy LLC 144A @ 9.625%, 08/15/17	425	446,250
New World Resources N.V. 144A @ 7.875%, 05/01/18	150	203,057
Patriot Coal Corp. 8.250%, 04/30/18	225	171,563
Peabody Energy Corp. 7.375%, 11/01/16	300	329,250
6.000%, 11/15/18 144A @	275	269,500
6.250%, 11/15/21 144A @	275	269,500

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Coal — (continued)
Penn Virginia Resource Partners LP 8.250%, 04/15/18	$200	$205,000

		3,116,744

Commercial Services — 2.5%
Alliance Data Systems Corp. 144A@ 6.375%, 04/01/20	275	279,812
ARAMARK Holdings Corp. PIK 144A @ 8.625%, 05/01/16	250	256,250
Avis Budget Car Rental LLC 7.625%, 05/15/14	213	214,065
9.625%, 03/15/18	50	54,250
DP World Ltd. 144A @ 6.850%, 07/02/37	210	202,650
FTI Consulting, Inc. 7.750%, 10/01/16	125	128,594
6.750%, 10/01/20	75	80,344
Garda World Security Corp. 144A @ 9.750%, 03/15/17	150	159,750
Hertz Holdings Netherlands BV 144A @ 8.500%, 07/31/15	200	288,081
iPayment, Inc. 10.250%, 05/15/18	425	391,000
Jaguar Holding Co. II 144A @ 9.500%, 12/01/19	250	271,250
Lender Processing Services, Inc. 8.125%, 07/01/16	325	339,625
Nord Anglia Education UK Holdings Plc 144A@ 10.250%, 04/01/17	200	204,750
Seminole Indian Tribe of Florida 144A @ 7.750%, 10/01/17	350	379,312
ServiceMaster Co. 144A@ 8.000%, 02/15/20	125	133,125
Ticketmaster Entertainment LLC 10.750%, 08/01/16	250	269,062
UR Financing Escrow Corp. 144A@ 5.750%, 07/15/18	150	153,563

		3,805,483

Computers — 0.5%
iGate Corp. 9.000%, 05/01/16	700	760,375
SunGard Data Systems, Inc. 10.250%, 08/15/15	25	25,969

		786,344

Distribution & Wholesale — 0.5%
ACE Hardware Corp. 144A @ 9.125%, 06/01/16	425	447,312
McJunkin Red Man Corp. 9.500%, 12/15/16	350	381,500

		828,812

Diversified Financial Services — 9.4%
Air Lease Corp. 144A@ 5.625%, 04/01/17	375	373,594
Aircastle Ltd. 6.750%, 04/15/17 144A @	300	300,000

	Par (000)	Value†

Diversified Financial Services — (continued)
9.750%, 08/01/18	$325	$362,375
9.750%, 08/01/18 144A @	125	138,750
CNH Capital LLC 144A @ 6.250%, 11/01/16	425	455,812
E*Trade Financial Corp. 7.875%, 12/01/15	175	177,844
6.750%, 06/01/16	375	383,437
12.500%, 11/30/17 PIK	998	1,161,422
Fiat Industrial Finance Europe S.A. 6.250%, 03/09/18	275	367,686
Ford Motor Credit Co. LLC 12.000%, 05/15/15	550	679,250
5.000%, 05/15/18	1,450	1,501,991
5.750%, 02/01/21	675	728,298
5.875%, 08/02/21	200	215,718
General Motors Financial Co., Inc. 6.750%, 06/01/18	150	160,209
GTP Acquisition Partners I LLC 144A @ 7.628%, 06/15/16	250	241,630
Hexion U.S. Finance Corp. 144A@ 6.625%, 04/15/20	225	230,063
Icahn Enterprises LP 8.000%, 01/15/18	250	260,000
Icahn Enterprises LP 144A@ 8.000%, 01/15/18	375	390,000
International Lease Finance Corp. 4.875%, 04/01/15	200	197,961
5.750%, 05/15/16	375	374,580
8.875%, 09/01/17	425	473,875
8.250%, 12/15/20	300	330,063
8.625%, 01/15/22	225	250,125
International Lease Finance Corp. 144A@ 6.500%, 09/01/14	215	227,094
Jefferies Group, Inc. 5.125%, 04/13/18	30	29,100
8.500%, 07/15/19	45	49,950
Neuberger Berman Group LLC 144A@ 5.625%, 03/15/20	175	176,313
5.875%, 03/15/22	200	202,000
Nuveen Investments, Inc. 5.500%, 09/15/15	750	686,250
10.500%, 11/15/15	775	803,094
10.500%, 11/15/15 144A @	300	309,375
SLM Corp. 5.375%, 05/15/14	300	309,781
5.050%, 11/14/14	100	102,478
6.250%, 01/25/16	375	390,000
6.000%, 01/25/17	225	231,750
8.450%, 06/15/18	400	446,000
Springleaf Finance Corp. 6.900%, 12/15/17	275	214,500
Taylor Morrison Communities, Inc. 144A @ 7.750%, 04/15/20	300	305,160

		14,237,528

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Electric — 2.3%
Calpine Corp. 144A@ 7.875%, 07/31/20	$525	$570,937
7.500%, 02/15/21	300	320,250
CMS Energy Corp. 5.050%, 03/15/22	130	130,814
Dolphin Subsidiary II, Inc. 144A@ 6.500%, 10/15/16	325	349,375
7.250%, 10/15/21	550	610,500
EDP Finance BV 144A@ 5.375%, 11/02/12	275	275,138
GenOn Energy, Inc. 9.500%, 10/15/18	650	598,000
NRG Energy, Inc. 7.625%, 01/15/18	150	150,375
PNM Resources, Inc. 9.250%, 05/15/15	61	70,379
The AES Corp. 144A @ 7.375%, 07/01/21	350	386,750

		3,462,518

Electrical Components & Equipment — 0.2%
Anixter, Inc.^ 10.000%, 03/15/14	125	136,563
Coleman Cable, Inc. 9.000%, 02/15/18	200	210,500

		347,063

Electronics — 0.2%
NXP BV 144A @ 9.750%, 08/01/18	250	282,500

Engineering & Construction — 0.4%
Aguila 3 S.A. 144A @ 7.875%, 01/31/18	325	338,812
Dycom Investments, Inc. 7.125%, 01/15/21	275	280,500

		619,312

Entertainment — 2.1%
AMC Entertainment, Inc. 8.750%, 06/01/19	325	340,437
CCM Merger, Inc. 144A@ 9.125%, 05/01/19	200	202,000
Cedar Fair LP 9. 125%, 08/01/18	200	224,500
Cinemark USA, Inc. 7.375%, 06/15/21	75	80,438
Codere Finance Luxembourg S.A. 144A@ 9.250%, 02/15/19	200	198,500
Lions Gate Entertainment, Inc.144A @ 10.250%, 11/01/16	175	192,719
MU Finance Plc 144A @ 8.375%, 02/01/17	325	348,562
Palace Entertainment Holdings LLC 144A @ 8.875%, 04/15/17	275	285,656
Pinnacle Entertainment, Inc. 7.750%, 04/01/22	125	130,938

	Par (000)	Value†

Entertainment — (continued)
Regal Cinemas Corp. 8.625%, 07/15/19	$275	$300,438
Regal Entertainment Group 9.125%, 08/15/18	325	355,875
Seneca Gaming Corp. 144A @ 8.250%, 12/01/18	325	332,312
Speedway Motorsports, Inc. 8.750%, 06/01/16	150	164,250

		3,156,625

Environmental Control — 0.1%
Darling International, Inc. 8.500%, 12/15/18	75	83,625

Food — 1.8%
Bumble Bee Acquisition Corp. 144A @ 9.000%, 12/15/17	165	168,300
Del Monte Corp. 7.625%, 02/15/19	500	497,500
Land O’ Lakes Capital Trust I 144A @ 7.450%, 03/15/28	275	264,344
Michael Foods, Inc. 9.750%, 07/15/18	350	384,562
Minerva Luxembourg S.A. 144A@ 12.250%, 02/10/22	200	218,500
Pinnacle Foods Finance LLC 9.250%, 04/01/15	250	256,875
10.625%, 04/01/17	125	131,875
8.250%, 09/01/17	325	352,625
R&R Ice Cream Plc 144A @ 8.375%, 11/15/17	100	136,038
U.S. Foodservice, Inc. 144A @ 8.500%, 06/30/19	250	253,125

		2,663,744

Forest Products & Paper — 1.2%
Boise Paper Holdings LLC 9.000%, 11/01/17	100	110,250
8.000%, 04/01/20	125	137,500
Cascades, Inc. 7.750%, 12/15/17	200	200,000
7.875%, 01/15/20	500	493,750
Clearwater Paper Corp. 10.625%, 06/15/16	75	84,187
7.125%, 11/01/18	100	106,000
Domtar Corp. 7.125%, 08/15/15	200	222,000
9.500%, 08/01/16	25	30,375
Exopack Holding Corp. 10.000%, 06/01/18	150	157,500
Mercer International, Inc. 9.500%, 12/01/17	325	336,375

		1,877,937

Gas — 0.3%
Sabine Pass LNG LP 7.500%, 11/30/16	425	455,813

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Products — 1.1%
Accellent, Inc. 8.375%, 02/01/17	$50	$50,250
10.000%, 11/01/17	275	224,469
Biomet, Inc. 11.625%, 10/15/17	700	756,875
Ontex IV S.A. 144A@ 7.500%, 04/15/18	350	434,121
9.000%, 04/15/19	100	102,029
Universal Hospital Services, Inc.• 4.121%, 06/01/15	75	70,875
8.500%, 06/01/15 PIK	50	51,187

		1,689,806

Healthcare Services — 4.4%
AMERIGROUP Corp. 7.500%, 11/15/19	300	328,500
Aviv Healthcare Properties LP 7.750%, 02/15/19	100	102,750
Capella Healthcare, Inc. 9.250%, 07/01/17	350	358,750
Community Health Systems, Inc. 8.875%, 07/15/15	186	192,743
Community Health Systems, Inc.144A@ 8.000%, 11/15/19	350	362,250
8.000%, 11/15/19	475	490,437
Crown Newco 3 Plc 144A @ 7.000%, 02/15/18	100	153,151
DaVita, Inc. 6.375%, 11/01/18	200	209,500
Fresenius Medical Care U.S. Finance II , Inc. 144A@ 5.625%, 07/31/19	350	360,500
5.875%, 01/31/22	200	205,500
HCA, Inc. 9.875%, 02/15/17	114	124,260
8.500%, 04/15/19	375	416,719
7.500%, 02/15/22	800	852,000
Health Management Associates, Inc. 144A @ 7.375%, 01/15/20	200	204,000
IASIS Healthcare LLC 8.375%, 05/15/19	375	364,687
Kindred Healthcare, Inc. 8.250%, 06/01/19	250	217,813
Labco SAS 144A @ 8.500%, 01/15/18	100	118,033
LifePoint Hospitals, Inc. 6.625%, 10/01/20	100	106,000
Multiplan, Inc. 144A @ 9.875%, 09/01/18	325	351,000
Radiation Therapy Services, Inc. 9.875%, 04/15/17	225	180,563
Tenet Healthcare Corp. 6.250%, 11/01/18 144A @	425	438,812
8.875%, 07/01/19	25	28,000
Universal Health Services, Inc. 7.000%, 10/01/18	75	80,250

	Par (000)	Value†

Healthcare Services — (continued)
Vanguard Health Holding Co. II LLC
8.000%, 02/01/18	$275	$280,500
7.750%, 02/01/19	200	199,000
Vanguard Health Systems, Inc.^+ 9.439%, 02/01/16	11	7,260

		6,732,978

Holding Companies — 0.4%
Odeon & UCI Finco Plc 144A @ 9.000%, 08/01/18	100	158,350
Polish Television Holding BV STEP 144A @• 11.250%, 05/15/17	175	233,982
Susser Holdings LLC 8.500%, 05/15/16	175	192,500

		584,832

Home Builders — 0.4%
Meritage Homes Corp. 144A@ 7.000%, 04/01/22	100	100,250
Shea Homes LP 144A @ 8.625%, 05/15/19	300	312,000
Standard Pacific Corp. 10.750%, 09/15/16	175	201,250
8.375%, 05/15/18	50	53,187

		666,687

Home Furnishings — 0.1%
Sealy Mattress Co. 8.250%, 06/15/14	75	73,500
10.875%, 04/15/16 144A @	97	105,246

		178,746

Household Products & Wares — 0.9%
ACCO Brands Corp. 10.625%, 03/15/15	75	81,845
Central Garden & Pet Co. 8.250%, 03/01/18	150	154,687
Reynolds Group Issuer, Inc. 144A@ 8.750%, 10/15/16	200	211,500
7.125%, 04/15/19	200	208,500
9.000%, 04/15/19	350	344,750
The Scotts Miracle-Gro Co. 7.250%, 01/15/18	100	107,750
Yankee Acquisition Corp. 8.500%, 02/15/15	200	205,002

		1,314,034

Insurance — 1.0%
Assured Guaranty Municipal Holdings, Inc. 144A @• 6.400%, 12/15/66	450	324,000
HUB International Holdings, Inc. 144A@ 9.000%, 12/15/14	250	256,250
10.250%, 06/15/15	775	799,219
USI Holdings Corp. 144A @ 9.750%, 05/15/15	125	125,625

		1,505,094

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Internet — 0.6%
Earthlink, Inc. 8.875%, 05/15/19	$150	$145,125
Equinix, Inc. 8.125%, 03/01/18	300	330,000
7.000%, 07/15/21	300	329,250
Netflix, Inc. 8.500%, 11/15/17	150	163,500

		967,875

Iron & Steel — 1.7%
AK Steel Corp. 7.625%, 05/15/20	200	193,000
Algoma Acquisition Corp. 144A @ 9.875%, 06/15/15	175	159,250
ArcelorMittal 4.500%, 02/25/17	370	371,083
JMC Steel Group, Inc. 144A @ 8.250%, 03/15/18	300	312,000
Ryerson Holding Corp.+ 24.417%, 02/01/15	1,550	705,250
Ryerson, Inc. 12.000%, 11/01/15	375	384,375
Steel Dynamics, Inc. 7.750%, 04/15/16	50	51,875
Tube City IMS Corp. 9.750%, 02/01/15	175	179,812
United States Steel Corp. 7.500%, 03/15/22	225	225,000

		2,581,645

Leisure Time — 0.3%
Cirsa Funding Luxembourg S.A. 144A @ 8.750%, 05/15/18	200	257,405
Easton-Bell Sports, Inc. 9.750%, 12/01/16	50	55,313
NCL Corp. Ltd. 9.500%, 11/15/18	100	107,750
9.500%, 11/15/18 144A @	50	53,875

		474,343

Lodging — 1.2%
Ameristar Casinos, Inc. 7.500%, 04/15/21	50	52,438
Caesars Entertainment Operating Co., Inc. 5.625%, 06/01/15	200	153,000
11.250%, 06/01/17	337	367,330
Downstream Development Authority 144A @ 10.500%, 07/01/19	150	154,687
Gaylord Entertainment Co. 6.750%, 11/15/14	200	201,000
MGM Resorts International 10.375%, 05/15/14	125	141,719
9.000%, 03/15/20	150	166,875
Starwood Hotels & Resorts Worldwide, Inc. 7.150%, 12/01/19	150	177,750
Station Casinos LLC STEP 144A@• 3.650%, 06/18/18	450	309,375

	Par (000)	Value†

Lodging — (continued)
Wynn Las Vegas LLC 7.875%, 11/01/17	$50	$54,500

		1,778,674

Machinery — Construction & Mining — 0.4%
Terex Corp. 10.875%, 06/01/16	25	28,438
8.000%, 11/15/17	400	414,000
6.500%, 04/01/20	125	125,937

		568,375

Machinery — Diversified — 0.5%
Case New Holland, Inc. 7.875%, 12/01/17	250	290,625
Columbus McKinnon Corp. 7.875%, 02/01/19	275	286,000
The Manitowoc Co., Inc. 8.500%, 11/01/20	125	137,500

		714,125

Media — 7.1%
Bresnan Broadband Holdings LLC 144A @ 8.000%, 12/15/18	200	206,000
Cablevision Systems Corp. 8.625%, 09/15/17	125	136,094
7.750%, 04/15/18	150	156,750
8.000%, 04/15/20	75	79,313
CCO Holdings LLC 7.250%, 10/30/17	250	268,125
7.875%, 04/30/18	525	567,000
7.000%, 01/15/19	150	159,000
7.375%, 06/01/20	125	135,625
6.625%, 01/31/22	625	648,437
Cequel Communications Holdings I LLC 144A @ 8.625%, 11/15/17	550	590,562
Clear Channel Communications, Inc. 11.000%, 08/01/16 PIK	150	111,000
7.250%, 10/15/27	100	52,500
Clear Channel Worldwide Holdings, Inc. 144A@ 7.625%, 03/15/20	75	72,375
7.625%, 03/15/20	675	661,500
CSC Holdings LLC 8.500%, 04/15/14	250	278,125
Cyfrowy Polsat Finance AB 144A @ 7.125%, 05/20/18	100	134,704
DISH DBS Corp. 7.125%, 02/01/16	200	221,250
7.875%, 09/01/19	200	230,000
6.750%, 06/01/21	200	215,500
ION Media Networks, Inc. CONV¤ 11.000%, 07/31/13	1	0
Kabel BW Erste Beteiligungs GmbH 144A @ 7.500%, 03/15/19	125	177,550
LIN Television Corp. 8.375%, 04/15/18	275	287,719

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Media — (continued)
Mediacom Broadband LLC 8.500%, 10/15/15	$100	$103,000
Nexstar Broadcasting, Inc. 7.000%, 01/15/14 PIK ^	132	130,843
7.000%, 01/15/14^	43	42,624
8.875%, 04/15/17	125	134,063
Nielsen Finance LLC 11.625%, 02/01/14	244	281,820
11.500%, 05/01/16	16	18,440
7.750%, 10/15/18	100	110,250
Sinclair Television Group, Inc. 144A @ 9.250%, 11/01/17	275	305,938
Sirius XM Radio, Inc. 144A @ 8.750%, 04/01/15	1,000	1,135,000
TVN Finance Corp. II AB 144A @ 10.750%, 11/15/17	50	70,686
Unitymedia GmbH 144A @ 9.625%, 12/01/19	150	219,061
Unitymedia Hessen GmbH & Co. KG 144A @ 8.125%, 12/01/17	275	297,000
Univision Communications, Inc. 144A@ 6.875%, 05/15/19	175	177,406
7.875%, 11/01/20	450	472,500
8.500%, 05/15/21	800	792,000
Videotron Ltee 9.125%, 04/15/18	75	82,875
6.875%, 07/15/21 144A @	325	347,010
XM Satellite Radio, Inc. 144A@ 13.000%, 08/01/13	500	565,625
7.625%, 11/01/18	125	135,000

		10,810,270

Metal Fabricate/Hardware — 0.4%
Schaeffler Finance BV 144A@ 7.750%, 02/15/17	200	211,500
8.500%, 02/15/19	200	213,500
Severstal Columbus LLC 10.250%, 02/15/18	225	240,750

		665,750

Mining — 1.4%
ALROSA Finance S.A. 144A @ 7.750%, 11/03/20	225	240,187
FMG Resources August 2006 Pty Ltd. 144A@ 7.000%, 11/01/15	350	357,000
6.000%, 04/01/17	175	173,250
8.250%, 11/01/19	600	630,000
Mirabela Nickel Ltd. 144A @ 8.750%, 04/15/18	100	86,000
Novelis, Inc. 8.750%, 12/15/20	175	191,625
Teck Resources Ltd. 10.250%, 05/15/16	29	33,208
Thompson Creek Metals Co., Inc. 7.375%, 06/01/18	150	139,500

	Par (000)	Value†

Mining — (continued)
Vulcan Materials Co. 7.500%, 06/15/21	$300	$332,250

		2,183,020

Miscellaneous Manufacturing — 0.5%
Amsted Industries, Inc. 144A @ 8.125%, 03/15/18	225	240,750
Koppers, Inc. 7.875%, 12/01/19	125	133,437
RBS Global, Inc. 8.500%, 05/01/18	100	107,250
Reddy Ice Holdings, Inc. STEP ^•~ 10.500%, 11/01/12	75	54,000
SPX Corp. 6.875%, 09/01/17	175	191,625

		727,062

Office & Business Equipment — 1.0%
CDW LLC 12.535%, 10/12/17	975	1,059,094
8.000%, 12/15/18	25	27,062
8.500%, 04/01/19	350	371,875

		1,458,031

Oil & Gas — 8.3%
Alta Mesa Holdings 9.625%, 10/15/18	275	277,062
Anadarko Petroleum Corp. 6.375%, 09/15/17	280	332,701
Antero Resources Finance Corp. 9.375%, 12/01/17	600	649,500
7.250%, 08/01/19 144A @	350	360,500
Atwood Oceanics, Inc. 6.500%, 02/01/20	150	157,500
Berry Petroleum Co. 10.250%, 06/01/14	125	144,375
6.750%, 11/01/20	25	26,438
6.375%, 09/15/22	400	411,000
Bill Barrett Corp. 7.625%, 10/01/19	500	507,500
7.000%, 10/15/22	250	241,250
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	225	236,812
Chesapeake Energy Corp. 6.625%, 08/15/20	375	381,562
Chesapeake Oilfield Operating LLC 144A @ 6.625%, 11/15/19	175	173,688
Clayton Williams Energy, Inc. 7.750%, 04/01/19	375	373,125
Concho Resources, Inc. 8.625%, 10/01/17	275	301,125
7.000%, 01/15/21	150	160,875
Connacher Oil & Gas Ltd. 144A @ 8.500%, 08/01/19	550	550,000
Continental Resources, Inc. 7.125%, 04/01/21	150	166,500
Denbury Resources, Inc. 9.750%, 03/01/16	175	192,063

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
8.250%, 02/15/20	$274	$306,195
Encore Acquisition Co. 9.500%, 05/01/16	75	82,500
EQT Corp. 8.125%, 06/01/19	160	186,951
EXCO Resources, Inc. 7.500%, 09/15/18	575	511,750
Hercules Offshore, Inc. 144A@ 7.125%, 04/01/17	325	325,406
10.500%, 10/15/17	125	130,938
Hilcorp Energy I LP 144A @ 8.000%, 02/15/20	225	243,000
MEG Energy Corp. 144A @ 6.500%, 03/15/21	225	235,687
Newfield Exploration Co. 6.875%, 02/01/20	270	282,825
5.750%, 01/30/22	225	235,687
Oasis Petroleum, Inc. 7.250%, 02/01/19	125	131,563
6.500%, 11/01/21	225	226,125
Penn Virginia Corp. 10.375%, 06/15/16	300	294,000
7.250%, 04/15/19	300	258,000
Petroleos de Venezuela S.A. 144A@ 8.500%, 11/02/17	250	222,250
Plains Exploration & Production Co. 6.750%, 02/01/22	200	209,000
Precision Drilling Corp. 6.625%, 11/15/20	275	288,062
6.500%, 12/15/21 144A @	75	78,375
Range Resources Corp. 6.750%, 08/01/20	325	352,625
5.000%, 08/15/22	100	98,750
Samson Investment Co. 144A@ 9.750%, 02/15/20	175	177,188
SM Energy Co. 6.625%, 02/15/19	250	265,000
6.500%, 11/15/21	150	159,750
Swift Energy Co. 8.875%, 01/15/20	225	245,250
7.875%, 03/01/22 144A @	475	489,250
Unit Corp. 6.625%, 05/15/21	350	357,875
Whiting Petroleum Corp. 6.500%, 10/01/18	25	26,625
WPX Energy, Inc. 144A@ 6.000%, 01/15/22	575	575,000

		12,639,203

Oil & Gas Services — 1.8%
Cie Generale de Geophysique-Veritas 9.500%, 05/15/16	50	55,000
6.500%, 06/01/21	400	408,000
Exterran Holdings, Inc. 7.250%, 12/01/18	650	624,000
Frac Tech Services LLC 144A @ 7.625%, 11/15/18	400	418,000

	Par (000)	Value†

Oil & Gas Services — (continued)
Helix Energy Solutions Group, Inc. 144A @ 9.500%, 01/15/16	$143	$149,792
Petroleum Geo-Services ASA 144A@ 7.375%, 12/15/18	300	312,000
SESI LLC 6.375%, 05/01/19	350	371,000
7.125%, 12/15/21 144A @	300	324,000

		2,661,792

Packaging and Containers — 1.2%
AEP Industries, Inc. 8.250%, 04/15/19	150	157,500
Ball Corp. 7.375%, 09/01/19	100	110,500
Beverage Packaging Holdings Luxembourg II S.A. 144A@ 8.000%, 12/15/16	250	308,420
BWAY Holding Co. 10.000%, 06/15/18	150	164,625
Crown Americas LLC 7.625%, 05/15/17	100	107,625
Crown European Holdings S.A. 144A @ 7.125%, 08/15/18	100	141,706
Graphic Packaging International, Inc. 9.500%, 06/15/17	175	194,250
7.875%, 10/01/18	200	221,500
Plastipak Holdings, Inc. 144A @ 10.625%, 08/15/19	125	142,500
Rexam Plc• 6.750%, 06/29/67	100	129,369
Rock-Tenn Co. 144A@ 4.450%, 03/01/19	60	60,270
4.900%, 03/01/22	40	39,941
Sealed Air Corp. 7.875%, 06/15/17	100	107,834

		1,886,040

Pharmaceuticals — 0.4%
Capsugel FinanceCo SCA 144A @ 9.875%, 08/01/19	200	288,748
Grifols, Inc. 8.250%, 02/01/18	150	162,375
Mylan, Inc. 144A @ 7.625%, 07/15/17	125	137,500
Warner Chilcott Co. LLC 7.750%, 09/15/18	50	52,125

		640,748

Pipelines — 1.0%
El Paso Corp. 8.250%, 02/15/16	100	109,003
6.500%, 09/15/20	25	27,525
7.800%, 08/01/31	100	113,661
7.750%, 01/15/32	325	370,091
Energy Transfer Equity LP 7.500%, 10/15/20	325	360,750
Kinder Morgan Finance Co. LLC 5.700%, 01/05/16	150	158,250

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Pipelines — (continued)
6.000%, 01/15/18 144A @	$150	$159,188
Regency Energy Partners LP 6.875%, 12/01/18	175	185,062

		1,483,530

Real Estate — 1.6%
CB Richard Ellis Services, Inc. 11.625%, 06/15/17	125	141,875
6.625%, 10/15/20	175	185,937
Host Hotels & Resorts LP 6.750%, 06/01/16	225	231,750
5.875%, 06/15/19	225	237,094
6.000%, 10/01/21 144A @	150	160,125
MPT Operating Partnership LP 6.875%, 05/01/21	225	235,125
6.375%, 02/15/22	125	126,875
Omega Healthcare Investors, Inc. 6.750%, 10/15/22	175	185,500
Reckson Operating Partnership LP 6.000%, 03/31/16	75	79,710
Rouse Co. LP 6.750%, 05/01/13 144A @	50	51,375
6.750%, 11/09/15	400	420,500
Weyerhaeuser Co. 8.500%, 01/15/25	325	371,086

		2,426,952

Retail — 3.1%
Academy Ltd. 144A@ 9.250%, 08/01/19	475	487,469
AmeriGas Finance LLC 6.750%, 05/20/20	125	126,875
7.000%, 05/20/22	525	535,500
CKE Restaurants, Inc. 11.375%, 07/15/18	271	309,617
Claire’s Stores, Inc. 9.625%, 06/01/15 PIK	104	88,827
8.875%, 03/15/19	150	132,000
DineEquity, Inc. 9.500%, 10/30/18	375	410,625
Ferrellgas LP 9.125%, 10/01/17	125	130,625
6.500%, 05/01/21	450	406,125
Fiesta Restaurant Group 144A@ 8.875%, 08/15/16	200	211,000
JC Penney Corp., Inc. 7.125%, 11/15/23	50	52,250
QVC, Inc. 144A@ 7.125%, 04/15/17	250	266,250
7.500%, 10/01/19	225	246,938
RadioShack Corp. 6.750%, 05/15/19	175	139,781
Rite Aid Corp. 9.500%, 06/15/17	375	375,937
9.250%, 03/15/20 144A @	375	378,750
7.700%, 02/15/27	175	162,750
Toys R Us Property Co. II LLC 8.500%, 12/01/17	150	156,563

	Par (000)	Value†

Retail — (continued)
Wendy’s/Arby’s Group LLC 10.000%, 07/15/16	$100	$109,250

		4,727,132

Savings & Loans — 0.2%
Amsouth Bank 5.200%, 04/01/15	250	255,000

Semiconductors — 0.7%
Advanced Micro Devices, Inc. 8.125%, 12/15/17	275	302,500
7.750%, 08/01/20	50	55,000
Freescale Semiconductor, Inc. 10.125%, 03/15/18 144A @	88	98,120
8.050%, 02/01/20	50	50,250
MEMC Electronic Materials, Inc. 7.750%, 04/01/19	375	298,125
Sensata Technologies BV 144A @ 6.500%, 05/15/19	300	312,000

		1,115,995

Software — 2.4%
Aspect Software, Inc. 10.625%, 05/15/17	100	106,750
Epicor Software Corp. 8.625%, 05/01/19	375	383,438
Fidelity National Information Services, Inc. 7.625%, 07/15/17 144A @	75	81,750
7.875%, 07/15/20	150	166,500
First Data Corp. 7.375%, 06/15/19 144A @	450	458,437
8.875%, 08/15/20 144A @	275	298,031
12.625%, 01/15/21	1,550	1,553,875
JDA Software Group, Inc. 8.000%, 12/15/14	125	134,063
Lawson Software, Inc. 144A@ 11.500%, 07/15/18	100	110,500
9.375%, 04/01/19	150	154,875
MedAssets, Inc. 8.000%, 11/15/18	225	236,250

		3,684,469

Storage & Warehousing — 0.1%
Niska Gas Storage US LLC 8.875%, 03/15/18	100	94,000

Telecommunications — 12.7%
Avaya, Inc. PIK 10.125%, 11/01/15	825	816,750
CC Holdings GS LLC 144A @ 7.750%, 05/01/17	175	190,750
Cincinnati Bell, Inc. 7.000%, 02/15/15	175	176,750
CommScope, Inc. 144A @ 8.250%, 01/15/19	800	852,000
Cricket Communications, Inc. 10.000%, 07/15/15	200	210,500
7.750%, 05/15/16	150	158,250
7.750%, 10/15/20	625	614,062

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — (continued)
Crown Castle International Corp. 9.000%, 01/15/15	$350	$385,000
Digicel Group Ltd. 144A@ 8.250%, 09/01/17	225	237,938
10.500%, 04/15/18	200	221,000
Eileme 1 AB PIK 144A @ 14.250%, 08/15/20	200	187,000
Eileme 2 AB 144A @ 11.625%, 01/31/20	200	208,500
GCI, Inc. 6.750%, 06/01/21	200	201,250
Goodman Networks, Inc. 144A @ 12.125%, 07/01/18	225	226,125
Hughes Satellite Systems Corp. 6.500%, 06/15/19	350	365,750
7.625%, 06/15/21	325	348,562
Intelsat Jackson Holdings S.A. 7.250%, 04/01/19	100	105,125
8.500%, 11/01/19	600	658,500
7.250%, 10/15/20	75	78,844
Intelsat Luxembourg S.A. 11.250%, 02/04/17	675	702,000
11.500%, 02/04/17 PIK	125	130,000
11.500%, 02/04/17 PIK 144A @	500	515,000
ITC Deltacom, Inc. 10.500%, 04/01/16	50	52,500
Level 3 Communications, Inc. 11.875%, 02/01/19	225	256,500
Level 3 Financing, Inc. 8.750%, 02/15/17	125	130,625
9.375%, 04/01/19	475	518,937
8.625%, 07/15/20 144A @	250	262,500
MetroPCS Wireless, Inc. 7.875%, 09/01/18	575	605,187
6.625%, 11/15/20	275	273,281
Nextel Communications, Inc. 7.375%, 08/01/15	300	289,500
NII Capital Corp. 8.875%, 12/15/19	225	235,688
7.625%, 04/01/21	300	293,250
PAETEC Holding Corp. 8.875%, 06/30/17	175	189,875
9.875%, 12/01/18	150	169,500
Qwest Communications International, Inc. 8.000%, 10/01/15	225	240,188
Qwest Corp. 8.375%, 05/01/16	75	89,619
Sable International Finance Ltd. 144A@ 7.750%, 02/15/17	150	156,750
8.750%, 02/01/20	200	212,000
Satmex Escrow S.A. de CV 9.500%, 05/15/17	25	25,750
SBA Telecommunications, Inc. 8.250%, 08/15/19	100	110,250
Sprint Nextel Corp. 144A@ 9.125%, 03/01/17	750	746,250

	Par (000)	Value†

Telecommunications — (continued)
9.000%, 11/15/18	$700	$768,250
7.000%, 03/01/20	350	355,250
11.500%, 11/15/21	200	215,000
Syniverse Holdings, Inc. 9.125%, 01/15/19	275	303,188
Telesat Canada 11.000%, 11/01/15	325	346,938
12.500%, 11/01/17	400	447,000
UPC Holding BV 144A@ 9.875%, 04/15/18	275	303,875
8.375%, 08/15/20	125	172,340
UPCB Finance Ltd. 144A@ 7.625%, 01/15/20	75	105,530
UPCB Finance V Ltd. 144A@ 7.250%, 11/15/21	150	158,625
UPCB Finance VI Ltd. 144A@ 6.875%, 01/15/22	225	232,313
Viasat, Inc. 8.875%, 09/15/16	100	108,750
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 144A@ 7.748%, 02/02/21	325	320,938
VimpelCom Holdings BV 144A@ 7.504%, 03/01/22	450	436,500
West Corp. 8.625%, 10/01/18	475	521,312
7.875%, 01/15/19	175	186,375
Wind Acquisition Finance S.A. 144A@ 11.750%, 07/15/17	225	283,579
11.750%, 07/15/17	200	197,000
7.250%, 02/15/18	400	377,000
Wind Acquisition Holdings Finance S.A. PIK 144A@ 12.250%, 07/15/17	147	130,048
12.250%, 07/15/17	50	59,350
Windstream Corp. 8.125%, 08/01/13	25	26,625
7.875%, 11/01/17	675	744,187

		19,247,779

Transportation — 1.1%
CEVA Group Plc 144A@ 8.375%, 12/01/17	225	222,750
DP World Sukuk Ltd. 144A @ 6.250%, 07/02/17	670	705,175
Florida East Coast Holdings Corp. PIK 10.500%, 08/01/17	3	2,259
Florida East Coast Railway Corp. 8.125%, 02/01/17	150	153,000
Gategroup Finance Lux S.A. 144A@ 6.750%, 03/01/19	100	133,371
Kansas City Southern de Mexico S.A. de CV 8.000%, 02/01/18	225	249,750
6.625%, 12/15/20	100	108,000
6.125%, 06/15/21	125	134,531

		1,708,836

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Trucking and Leasing — 0.1%
Maxim Crane Works LP 144A @ 12.250%, 04/15/15	$125	$118,750

TOTAL CORPORATE BONDS (Cost $138,562,440)		143,671,483

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 3.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	5,072	5,072
T. Rowe Price Reserve Investment Fund	5,032,872	5,032,872

TOTAL SHORT-TERM INVESTMENTS (Cost $5,037,944)		5,037,944

TOTAL INVESTMENTS — 100.0% (Cost $146,859,806)(a)		$151,804,990

†	See Security Valuation Note.
*	Non-income producing security.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
^	Illiquid security. The total market value of illiquid securities at March 31, 2012 is $492,083.
•	Variable Rate Security.
¤	Defaulted Security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2012 is $54,000.
+	Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.
(a)	At March 31, 2012, the cost for Federal income tax purposes was $146,915,558. Net unrealized appreciation was $4,889,432. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $6,779,676 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,890,244.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

OJSC — Open Joint Stock Company

PIK — Payment in Kind Security.

Plc — Public Limited Company.

STEP — Step Coupon Bond.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

High Yield Bond Fund

Country Weightings as of 03/31/2012 ††
United States	84%
Luxembourg	3
Netherlands	3
Canada	2
United Kingdom	2
Bermuda	1
Cayman Islands	1
Other	4
Total	100%

††	% of total investments as of March 31, 2012

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

High Yield Bond Fund

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Apparel	$2,493	$—	$2,493	$—
Electric	257,152	257,152	—	—
Entertainment	22,500	22,500	—	—
Lodging	124,355	124,355	—	—
Oil & Gas	135,137	135,137	—	—
Telecommunications	346,028	346,028	—	—
REAL ESTATE INVESTMENT TRUSTS	86,652	86,652	—	—
PREFERRED STOCKS
Auto Manufacturers	230,175	230,175	—	—
Banks	818,083	818,083	—	—
Media	118,300	—	118,300	—
Packaging and Containers	—	—	—	—
Telecommunications	954,688	954,688	—	—
CORPORATE BONDS
Advertising	679,250	—	679,250	—
Aerospace & Defense	1,507,844	—	1,507,844	—
Airlines	1,520,460	—	1,520,460	—
Apparel	511,694	—	511,694	—
Auto Manufacturers	1,014,625	—	1,014,625	—
Auto Parts & Equipment	1,144,312	—	1,144,312	—
Banks	5,759,395	—	5,759,395	—
Beverages	81,094	—	81,094	—
Building Materials	3,783,312	—	3,783,312	—
Chemicals	3,653,876	—	3,653,876	—
Coal	3,116,744	—	3,116,744	—
Commercial Services	3,805,483	—	3,805,483	—
Computers	786,344	—	786,344	—
Distribution & Wholesale	828,812	—	828,812	—
Diversified Financial Services	14,237,528	—	14,237,528	—
Electric	3,462,518	—	3,462,518	—
Electrical Components & Equipment	347,063	—	347,063	—
Electronics	282,500	—	282,500	—
Engineering & Construction	619,312	—	619,312	—
Entertainment	3,156,625	—	3,156,625	—
Environmental Control	83,625	—	83,625	—
Food	2,663,744	—	2,663,744	—
Forest Products & Paper	1,877,937	—	1,877,937	—
Gas	455,813	—	455,813	—
Healthcare Products	1,689,806	—	1,689,806	—
Healthcare Services	6,732,978	—	6,732,978	—
Holding Companies	584,832	—	584,832	—
Home Builders	666,687	—	666,687	—
Home Furnishings	178,746	—	178,746	—
Household Products & Wares	1,314,034	—	1,314,034	—
Insurance	1,505,094	—	1,505,094	—
Internet	967,875	—	967,875	—
Iron & Steel	2,581,645	—	2,581,645	—
Leisure Time	474,343	—	474,343	—
Lodging	1,778,674	—	1,778,674	—
Machinery - Construction & Mining	568,375	—	568,375	—
Machinery - Diversified	714,125	—	714,125	—
Media	10,810,270	—	10,810,270	—
Metal Fabricate/Hardware	665,750	—	665,750	—
Mining	2,183,020	—	2,183,020	—
Miscellaneous Manufacturing	727,062	—	673,062	54,000
Office & Business Equipment	1,458,031	—	1,458,031	—
Oil & Gas	12,639,203	—	12,639,203	—
Oil & Gas Services	2,661,792	—	2,661,792	—
Packaging and Containers	1,886,040	—	1,886,040	—

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

High Yield Bond Fund

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Pharmaceuticals	640,748	—	640,748	—
Pipelines	1,483,530	—	1,483,530	—
Real Estate	2,426,952	—	2,426,952	—
Retail	4,727,132	—	4,727,132	—
Savings & Loans	255,000	—	255,000	—
Semiconductors	1,115,995	—	1,115,995	—
Software	3,684,469	—	3,684,469	—
Storage & Warehousing	94,000	—	94,000	—
Telecommunications	19,247,779	—	19,247,779	—
Transportation	1,708,836	—	1,708,836	—
Trucking and Leasing	118,750	—	118,750	—
TOTAL CORPORATE BONDS	143,671,483	—	143,617,483	54,000
SHORT-TERM INVESTMENTS	5,037,944	5,037,944	—	—

TOTAL INVESTMENTS	$151,804,990	$8,012,714	$143,738,276	$54,000

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2011*	$—
Transfers In of Level 3	75,000
Accrued Discount/Premium	209
Change in Appreciation/(Depreciation)	(21,209)

Balance as of 3/31/2012	$54,000

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

*	Includes a security held at December 31, 2011 with a fair valuation of $0.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Flexibly Managed Fund

	Number of Shares	Value†
COMMON STOCKS — 61.8%
Aerospace & Defense — 2.6%
United Technologies Corp.	598,000	$49,598,120

Agriculture — 0.9%
Philip Morris International, Inc.	186,800	16,552,348

Auto Manufacturers — 0.9%
General Motors Co.*	650,700	16,690,455

Auto Parts & Equipment — 1.8%
Delphi Automotive Plc	478,500	15,120,600
TRW Automotive Holdings Corp.*	400,000	18,580,000

		33,700,600

Banks — 3.7%
JPMorgan Chase & Co.	741,900	34,112,562
Northern Trust Corp.	247,000	11,720,150
U.S. Bancorp	719,600	22,796,928

		68,629,640

Beverages — 2.1%
Coca-Cola Enterprises, Inc.	171,700	4,910,620
PepsiCo, Inc.	530,300	35,185,405

		40,096,025

Chemicals — 0.5%
Potash Corp. of Saskatchewan, Inc.	222,600	10,170,594

Computers — 3.1%
Accenture Plc, Class A*	78,300	5,050,350
Apple, Inc.*	69,000	41,363,430
Dell, Inc.*	275,300	4,569,980
International Business Machines Corp.	30,900	6,447,285

		57,431,045

Cosmetics & Personal Care — 0.9%
The Procter & Gamble Co.	247,682	16,646,707

Diversified Financial Services — 2.8%
BlackRock, Inc.	87,400	17,908,260
Invesco Ltd.	689,408	18,386,511
TD Ameritrade Holding Corp.	690,700	13,634,418
The Charles Schwab Corp.	170,900	2,455,833

		52,385,022

Electric — 2.4%
American Electric Power Co., Inc.	18,200	702,156
Edison International	523,200	22,241,232
MDU Resources Group, Inc.	235,700	5,277,323
PG&E Corp.	98,300	4,267,203
The AES Corp.*	899,500	11,756,465

		44,244,379

Electronics — 5.0%
TE Connectivity Ltd.	512,525	18,835,294
Thermo Fisher Scientific, Inc.	1,321,300	74,494,894

		93,330,188

Food — 3.0%
General Mills, Inc.	874,228	34,488,295
Kellogg Co.	419,100	22,476,333

		56,964,628

	Number of Shares	Value†

Healthcare Products — 0.5%
Covidien Plc	178,900	$9,782,252
Henry Schein, Inc.*	4,578	346,463

		10,128,715

Healthcare Services — 2.5%
Laboratory Corp. of America Holdings*	188,300	17,236,982
Quest Diagnostics, Inc.	390,400	23,872,960
WellPoint, Inc.	69,500	5,129,100

		46,239,042

Insurance — 0.3%
AON Corp.	100,600	4,935,436
XL Group Plc	32,700	709,263

		5,644,699

Internet — 1.7%
Google, Inc., Class A*	49,100	31,484,884

Media — 1.9%
The Walt Disney Co.	827,400	36,223,572
Time Warner, Inc.	66	2,492

		36,226,064

Miscellaneous Manufacturing — 5.5%
Cooper Industries Plc	538,200	34,417,890
Danaher Corp.	762,178	42,681,968
Ingersoll-Rand Plc	377,400	15,605,490
Pall Corp.	156,800	9,349,984

		102,055,332

Oil & Gas — 1.9%
Apache Corp.	56,400	5,664,816
EOG Resources, Inc.	51,500	5,721,650
Exxon Mobil Corp.	108,300	9,392,859
Nexen, Inc.	527,200	9,674,120
WPX Energy, Inc.	250,700	4,515,107

		34,968,552

Oil & Gas Services — 1.0%
Schlumberger Ltd.	97,900	6,846,147
Weatherford International Ltd.*	808,700	12,203,283

		19,049,430

Packaging and Containers — 0.9%
Crown Holdings, Inc.*	478,900	17,637,887

Pharmaceuticals — 4.5%
AmerisourceBergen Corp.	251,900	9,995,392
Express Scripts, Inc.*	86,800	4,702,824
McKesson Corp.	63,000	5,529,510
Pfizer, Inc.	2,790,208	63,226,113

		83,453,839

Pipelines — 2.2%
Spectra Energy Corp.	811,695	25,608,977
The Williams Cos., Inc.	506,800	15,614,508

		41,223,485

Retail — 1.7%
Dollar General Corp.*	280,600	12,963,720
Kohl’s Corp.	306,300	15,324,189

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Flexibly Managed Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Lowe’s Cos., Inc.	119,800	$3,759,324

		32,047,233

Semiconductors — 0.8%
Texas Instruments, Inc.	423,500	14,233,835

Software — 2.2%
Fiserv, Inc.*	371,000	25,743,690
Microsoft Corp.	154,300	4,976,175
Oracle Corp.	352,100	10,267,236

		40,987,101

Telecommunications — 3.2%
Amdocs Ltd.*	490,700	15,496,306
AT&T, Inc.	1,067,300	33,331,779
Cisco Systems, Inc.	495,300	10,475,595

		59,303,680

Toys, Games & Hobbies — 0.4%
Hasbro, Inc.	189,800	6,969,456

Transportation — 0.9%
CSX Corp.	807,700	17,381,704

TOTAL COMMON STOCKS (Cost $917,900,845)		1,155,474,689

	Par (000)	Value†
REAL ESTATE INVESTMENT TRUSTS — 0.1%
Industrial — 0.1%
Boston Properties LP (Cost $1,237,259)	1,240,000	1,282,497

	Number of Shares	Value†
PREFERRED STOCKS — 1.6%
Auto Manufacturers — 0.4%
General Motors Co.CONV	163,000	6,821,550

Banks — 0.1%
U.S. Bancorp	71,000	1,930,490

Diversified Financial Services — 0.4%
AMG Capital Trust I CONV	161,100	7,984,519

Electric — 0.3%
PPL Corp.	98,100	5,272,875

Finance — 0.0%
Federal National Mortgage Association CONV	70	203,000

Food — 0.1%
Heinz Finance Co. (H.J.) CONV 144A^	15	1,623,750

Housewares — 0.3%
Newell Financial Trust I CONV	134,300	6,345,675

TOTAL PREFERRED STOCKS (Cost $35,937,623)		30,181,859

	Par (000)	Value†
CORPORATE BONDS — 9.5%
Advertising — 0.2%
Lamar Media Corp. 9.750%, 04/01/14	$2,730	$3,071,250

Airlines — 0.6%
American Airlines Pass Through Trust 2009-1A 10.375%, 07/02/19	395	429,770
Continental Airlines 2009-1 Class A Pass Through Trust 9.000%, 07/08/16	885	1,008,616
Continental Airlines 2009-2 Class A Pass Through Trust 7.250%, 11/10/19	760	851,227
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/24	2,210	2,165,800
Continental Airlines 2012-1 Class B Pass Through Trust 6.250%, 04/11/20	465	473,137
Continental Airlines, Inc. 4.500%, 01/15/15	908	1,229,205
6.750%, 09/15/15@ 144A	890	893,337
Delta Air Lines 2011-1, Pass Through Trust 5.300%, 04/15/19	715	757,900
Delta Air Lines, Inc. 7.750%, 12/17/19	781	890,053
US Airways 2010-1 Class A, Pass Through Trust 6.250%, 04/22/23	2,390	2,473,935
US Airways 2010-1 Class B, Pass Through Trust 8.500%, 04/22/17	352	347,095

		11,520,075

Banks — 0.0%
CIT Group, Inc. 5.250%, 04/01/14@^	475	485,094
Regions Bank 7.500%, 05/15/18	90	101,925
Synovus Financial Corp. 5.125%, 06/15/17	105	96,337

		683,356

Beverages — 0.2%
Pernod-Ricard SA 4.250%, 07/15/22@^	2,250	2,255,823
Pernod-Ricard SA 144A 5.750%, 04/07/21@^	1,170	1,295,782

		3,551,605

Chemicals — 0.1%
Ecolab, Inc. 4.350%, 12/08/21	1,350	1,431,157

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Coal — 0.8%
Consol Energy, Inc. 8.250%, 04/01/15	$910	$950,950
8.000%, 04/01/17	6,370	6,640,725
Peabody Energy Corp. 7.375%, 11/01/16	830	910,925
6.000%, 11/15/18@ 144A	2,150	2,107,000
6.500%, 09/15/20	870	870,000
4.750%, 12/15/41 CONV	3,399	3,229,050

		14,708,650

Commercial Services — 0.1%
Verisk Analytics, Inc. 4.875%, 01/15/19	1,360	1,440,848

Diversified Financial Services — 1.6%
CNH Capital LLC 144A 6.250%, 11/01/16@	700	750,750
Ford Motor Credit Co LLC 4.250%, 02/03/17	1,340	1,354,402
Ford Motor Credit Co. LLC 3.875%, 01/15/15	4,530	4,574,222
6.625%, 08/15/17	1,675	1,856,123
5.000%, 05/15/18	1,800	1,864,541
5.875%, 08/02/21	2,600	2,804,334
International Lease Finance Corp. 144A@ 6.500%, 09/01/14	8,130	8,587,312
6.750%, 09/01/16^	2,270	2,431,737
7.125%, 09/01/18	3,700	4,033,000
Janus Capital Group, Inc. STEP 6.700%, 06/15/17	1,850	1,981,554

		30,237,975

Electric — 0.5%
Calpine Construction Finance Co. LP 144A 8.000%, 06/01/16@	2,800	3,045,000
Calpine Corp. 144A 7.500%, 02/15/21@	1,275	1,361,063
CMS Energy Corp. 6.550%, 07/17/17	895	1,013,085
8.750%, 06/15/19	415	506,142
Entergy Corp. 4.700%, 01/15/17	890	926,957
Nisource Finance Corp. 4.450%, 12/01/21	905	944,018
Otter Tail Corp. 9.000%, 12/15/16^	890	958,975
Tucson Electric Power Co. 5.150%, 11/15/21	1,360	1,442,693

		10,197,933

Forest Products & Paper — 0.1%
Georgia-Pacific LLC 144A 8.250%, 05/01/16@	800	882,358

Healthcare Services — 0.1%
Fresenius Medical Care U.S. Finance II, Inc. 144A 5.625%, 07/31/19@	750	772,500

	Par (000)	Value†

Healthcare Services — (continued)
5.875%, 01/31/22	$425	$436,688

		1,209,188

Lodging — 0.3%
MGM Resorts International 13.000%, 11/15/13	1,690	1,958,288
10.375%, 05/15/14	770	872,988
9.000%, 03/15/20	2,075	2,308,437

		5,139,713

Media — 0.4%
CCH II LLC 13.500%, 11/30/16	602	685,971
CCO Holdings LLC 7.250%, 10/30/17	850	911,625
Kabel BW GmbH, 144A 7.500%, 03/15/19@^	575	621,000
Kabel BW GmbH, 144A 7.500%, 03/15/19@	860	1,221,542
Sirius XM Radio, Inc. 144A 9.750%, 09/01/15@	100	108,000
Time Warner, Inc. 5.875%, 11/15/16	905	1,060,027
Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH 144A 8.125%, 12/01/17@^	1,720	2,431,614
Univision Communications, Inc. 144A 7.875%, 11/01/20@	350	367,500

		7,407,279

Metal Fabricate/Hardware — 0.1%
Schaeffler Finance BV 144A@ 7.750%, 02/15/17	1,250	1,321,875
8.500%, 02/15/19	850	907,375

		2,229,250

Miscellaneous Manufacturing — 0.2%
Actuant Corp. 6.875%, 06/15/17	675	700,313
2.000%, 11/15/23 CONV	272	397,460
RBS Global, Inc. 8.500%, 05/01/18	555	595,238
Tyco Electronics Group SA 6.000%, 10/01/12	1,750	1,796,035

		3,489,046

Oil & Gas — 0.9%
Denbury Resources, Inc. 8.250%, 02/15/20	1,125	1,257,187
EQT Corp. 6.500%, 04/01/18	1,620	1,845,715
4.875%, 11/15/21	8,005	8,100,796
Noble Energy, Inc. 4.150%, 12/15/21	1,350	1,379,854
PetroHawk Energy Corp. 10.500%, 08/01/14	75	83,531
Plains Exploration & Production Co. 6.750%, 02/01/22	2,150	2,246,750

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
QEP Resources, Inc. 6.875%, 03/01/21	$475	$524,875
Questar Market Resources, Inc. 6.800%, 03/01/20	440	465,300
Range Resources Corp. 8.000%, 05/15/19	750	823,125
5.750%, 06/01/21	450	472,500
Whiting Petroleum Corp. 6.500%, 10/01/18	350	372,750

		17,572,383

Oil & Gas Services — 0.2%
Oil States International, Inc. CONV 2.375%, 07/01/25	1,767	4,344,611

Packaging and Containers — 0.0%
Ball Corp. 7.375%, 09/01/19	50	55,250
Silgan Holdings, Inc. 7.250%, 08/15/16	375	421,406

		476,656

Pipelines — 0.1%
Energy Transfer Equity LP 7.500%, 10/15/20	1,690	1,875,900
Energy Transfer Partners LP 5.200%, 02/01/22	580	606,771

		2,482,671

Real Estate — 0.2%
Host Hotels & Resorts LP 5.875%, 06/15/19	1,800	1,896,750
UDR, INC. 4.625%, 01/10/22	2,250	2,303,395

		4,200,145

Real Estate Investment Trusts — 0.3%
Host Hotels & Resorts LP CONV 144A@^ 2.625%, 04/15/27	5,153	5,146,559

Retail — 0.5%
AmeriGas Finance LLC 6.750%, 05/20/20	800	812,000
7.000%, 05/20/22	3,175	3,238,500
Dollar General Corp. PIK • 11.875%, 07/15/17	1,225	1,329,137
Mattel, Inc. 2.500%, 11/01/16	230	235,286
Penske Auto Group, Inc. 7.750%, 12/15/16	2,125	2,212,678
Rite Aid Corp. 10.375%, 07/15/16	1,225	1,304,625

		9,132,226

Semiconductors — 0.3%
Xilinx, Inc. CONV 3.125%, 03/15/37	4,265	5,416,550

	Par (000)	Value†

Software — 0.1%
First Data Corp. 144A 7.375%, 06/15/19@	$2,575	$2,623,281

Telecommunications — 1.6%
American Tower Corp. 4.500%, 01/15/18	1,410	1,481,487
CC Holdings GS LLC 144A 7.750%, 05/01/17@	3,655	3,983,950
Cricket Communications, Inc. 7.750%, 10/15/20	1,470	1,444,275
Crown Castle International Corp. 9.000%, 01/15/15	990	1,089,000
7.125%, 11/01/19	2,840	3,102,700
Nextel Communications, Inc. 5.950%, 03/15/14	1,625	1,625,000
SBA Communications Corp. CONV 1.875%, 05/01/13	959	1,210,737
SBA Telecommunications, Inc. 8.000%, 08/15/16	300	322,500
8.250%, 08/15/19	225	248,063
Sprint Capital Corp. 6.900%, 05/01/19	300	259,500
Sprint Nextel Corp. 144A@ 9.000%, 11/15/18	6,790	7,452,025
11.500%, 11/15/21	450	483,750
UPCB Finance III Ltd. 144A 6.625%, 07/01/20@	1,790	1,825,800
UPCB Finance V Ltd. 144A 7.250%, 11/15/21@	2,580	2,728,350
UPCB Finance VI Ltd. 144A 6.875%, 01/15/22@	2,100	2,168,250

		29,425,387

TOTAL CORPORATE BONDS (Cost $166,652,921)		178,020,152

LOAN AGREEMENTS — 9.3%
Aerospace & Defense — 0.0%
Delos Aircraft, Inc.• 7.000%, 03/17/16	450	450,581

Auto Parts & Equipment — 1.1%
Autoparts Holdings, Inc.• 6.500%, 07/29/17	2,587	2,599,935
Federal Mogul Corp. 2.178%, 12/27/14‡	10,959	10,526,770
2.178%, 12/28/15•	8,384	8,053,239

		21,179,944

Banks — 0.6%
Cedar Fair Bank• 4.000%, 12/15/17	3,223	3,224,834
Fidelity National Bank• 4.250%, 07/18/16	480	481,200
FleetPride Corp. 6.750%, 12/06/17	1,625	1,622,286
Flying Fortess Bank• 5.000%, 02/10/17	1,750	1,756,563

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
LOAN AGREEMENTS — (continued)
Banks — (continued)
Nuveen Bank• 8.250%, 02/28/19	$2,375	$2,400,721
Vantiv Bank 2.750%, 02/22/19	2,525	2,522,627

		12,008,231

Diversified Financial Services — 0.7%
MSCII, Inc.• 3.500%, 03/14/17	3,092	3,087,995
Nuveen Investments, Inc.• 5.720%, 11/13/14	1,885	1,875,253
05/13/17 5.720 - 5.803%	2,203	2,198,575
Pinnacle Foods Finance LLC• 04/02/14 2.744 - 3.081%	2,435	2,427,886
6.000%, 04/02/14	478	477,903
Pinncale Foods Bank 3.500%, 09/16/18	650	651,424
WorldPay 5.250%, 11/30/17‡	1,425	1,422,335

		12,141,371

Food Service — 2.0%
Dineequity, Inc.• 4.250%, 10/19/17	5,872	5,871,757
Dunkin Brands, Inc. 4.00% - 5.250% 11/23/17‡	31,483	31,434,661

		37,306,418

Healthcare Products — 0.4%
Bausch & Lomb, Inc. 3.491 - 3.720% 04/24/15‡	6,678	6,658,555

Healthcare Services — 0.2%
HCA, Inc.• 1.491%, 11/16/12	4,203	4,194,969

Household Products & Wares — 0.3%
Reynolds Consumer Products Holding, Inc.• 6.500%, 02/09/18	3,134	3,164,290
Reynolds Group Holdings, Inc.• 6.500%, 08/09/18	1,969	1,992,469

		5,156,759

Media — 0.8%
CCO Holdings LLC• 2.741%, 09/06/14	500	492,500
Charter Communications Operating LLC• 7.250%, 03/06/14	41	40,542
3.720%, 09/06/16	4,340	4,315,959
Univision Communications, Inc.• 4.491%, 03/31/17	11,067	10,258,224

		15,107,225

Metal Fabricate/Hardware — 0.2%
Schaeffler Finance Bv 4.750%, 01/27/17	4,450	4,468,779

	Par (000)	Value†

Miscellaneous Manufacturing — 0.3%
Colfax Corp.• 4.500%, 01/11/19	$5,387	$5,388,331

Retail — 0.6%
Dollar General Corp. 2.991 - 3.558% • 07/07/14	7,679	7,677,227
Rite Aid Corp.• 4.500%, 03/03/18	2,750	2,710,125

		10,387,352

Software — 0.7%
First Data Corp. 5.242%, 03/24/17	10,186	9,742,876
Interactive Data Corp.• 4.500%, 02/11/18	3,371	3,364,423

		13,107,299

Telecommunications — 1.4%
Crown Castle International Corp.• 4.000%, 01/31/19	6,110	6,083,355
Intelsat Corp. 5.250%, 04/02/18‡	16,312	16,419,336
SBA Communications Corp.• 3.750%, 06/30/18	943	937,180
Telesat Canada, Inc. 3.250%, 03/08/19	3,100	3,094,203
		26,534,074

TOTAL LOAN AGREEMENTS (Cost $170,426,489)		174,089,888

	Number of Contracts	Value†
PURCHASED OPTIONS — 0.0%
Call Option — 0.0%
Avon Products, Inc. $20.00 01/19/13 (Cost $22,585)	177	26,550

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 17.7%
T. Rowe Price Reserve Investment Fund (Cost $329,692,204)	329,692,000	329,692,204

TOTAL INVESTMENTS — 99.3% (Cost $1,621,896,926)(a)		$1,868,767,839

	Number of Contracts	Value†
WRITTEN OPTIONS
Call Options
Accent, $65.00, 01/19/13	(148)	(66,600)
AES $15.00, 01/19/13	(1,264)	(50,560)
AES, $40.00, 01/19/13	(182)	(19,110)
AT&T Inc., $30.00 01/19/13	(2,815)	(492,625)
AT&T Inc., $32.00 01/19/13	(3,387)	(270,960)
BlackRock, Inc. $210.00 01/19/13	(452)	(583,080)
Cisco, $18.00, 04/21/12	(3,178)	(1,013,782)
Covidien Plc, $50.00 07/21/12	(1,537)	(845,350)

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Flexibly Managed Fund

	Number of Contracts	Value†
WRITTEN OPTIONS — (continued)
Call Options — (continued)
Dell, Inc., $17.50 01/19/13	$(2,753)	$(368,902)
Exxon, $87.50, 01/19/13	(1,083)	(498,180)
Google US, $650.00, 01/19/13	(297)	(1,699,434)
Ingersoll-Rand Plc $40.00 01/ 19/13	(2,003)	(1,001,500)
Ingersoll-Rand Plc, $40.00 01/ 19/13	(201)	(100,500)
International Business Machines Corp., $200.00 01/19/13	(309)	(584,010)
JPMorgan, $50.00, 01/19/13	(2,337)	(446,367)
Kellogg Co., $52.50 06/16/12	(387)	(75,465)
Kellogg Co., $55.00, 01/19/13	(970)	(169,750)
Kellogg Co., $60.00, 01/19/13	(603)	(21,105)
Microsoft Corp., $30.00 01/19/13	(1,543)	(563,195)
PepsiCo, Inc., $70.00 01/19/13	(199)	(27,263)
PepsiCo, Inc., $72.50 01/19/13	(197)	(14,184)
Pfizer, $22.50, 01/19/13	(12,644)	(1,719,584)
Philip Morris International, Inc., $85.00 01/19/13	(373)	(264,830)
Philip Morris International, Inc., $90.00 01/19/13	(374)	(159,324)
Schlumberger Ltd., $75.00 01/19/13	(979)	(513,975)
TE Conn., $40.00, 04/21/12	(698)	(6,980)
Texas Instruments, Inc. $40.00 01/19/13	(777)	(46,620)
The Procter & Gamble Co., $70.00 01/19/13	(306)	(50,490)
US Bancorp, $32.00, 01/19/13	(2,084)	(487,656)

TOTAL WRITTEN OPTIONS (Premiums $8,924,093)		(12,161,381)

†	See Security Valuation Note.
*	Non-income producing security.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
^	Illiquid Security. The total market value of illiquid securities at March 31, 2012 is $17,250,334.
•	Variable Rate Security.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2012. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(a)	At March 31, 2012, the cost for Federal income tax purposes was $1,627,859,266. Net unrealized appreciation was $240,908,573. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $227,341,045 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $13,567,528.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

PIK — Payment in Kind Security.

Plc — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Flexibly Managed Fund

Country Weightings as of 03/31/2012 ††
United States	92%
Ireland	4
Canada	1
France	1
Switzerland	1
United Kingdom	1

Total	100%

††	% of total investments as of March 31, 2012

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Flexibly Managed Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$1,149,951,593	$1,149,951,593	$—	$—
REAL ESTATE INVESTMENT TRUSTS	1,282,497		1,282,497
PREFERRED STOCKS	30,181,859	30,181,859	—	—
CORPORATE BONDS	178,020,152	—	178,020,152	—
LOAN AGREEMENTS	174,156,413	—	174,156,413	—
SHORT-TERM INVESTMENTS	329,692,204	329,692,204	—	—
WRITTEN OPTIONS	26,550	—	26,550	—

TOTAL INVESTMENTS	1,863,311,268	1,509,825,656	353,485,612	—

LIABILITIES TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
WRITTEN OPTIONS	$(12,161,381)	$(6,450,576)	$(5,710,805)	$—

Total Liabilities	$(12,161,381)	$(6,450,576)	$(5,710,805)	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Balanced Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.9%
Penn Series Index 500 Fund* (Cost $30,529,280)	4,082,722	$42,501,133

AFFILIATED FIXED INCOME FUNDS — 39.9%
Penn Series Quality Bond Fund* (Cost $24,550,152)	2,232,789	28,334,089

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $164,494)	164,494	164,494

TOTAL INVESTMENTS — 100.0% (Cost $55,243,926)(a)		$70,999,716

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2012, the cost for Federal income tax purposes was $59,073,584. Net unrealized appreciation was $11,926,132. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $15,755,790 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,829,658

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Balanced Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$42,501,133	$42,501,133	$—	$—
AFFILIATED FIXED INCOME FUNDS	28,334,089	28,334,089	—	—
SHORT-TERM INVESTMENTS	164,494	164,494	—	—

TOTAL INVESTMENTS	70,999,716	70,999,716	—	—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Large Growth Stock Fund

	Number of Shares	Value†
COMMON STOCKS — 96.3%
Aerospace & Defense — 0.7%
The Boeing Co.	19,600	$1,457,652

Apparel — 2.6%
Coach, Inc.	10,300	795,984
NIKE, Inc., Class B	23,500	2,548,340
Prada S.p.A.*	137,200	892,223
Ralph Lauren Corp.	7,500	1,307,475

		5,544,022

Auto Parts & Equipment — 0.3%
Johnson Controls, Inc.	22,400	727,552

Banks — 0.4%
U.S. Bancorp	25,100	795,168

Beverages — 0.4%
Monster Beverage Corp.*	13,400	832,006

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc.*	12,400	1,151,464
Biogen Idec, Inc.*	10,400	1,310,088
Celgene Corp.*	12,600	976,752
Gilead Sciences, Inc.*	21,400	1,045,390
Human Genome Sciences, Inc.*	34,600	285,104
Regeneron Pharmaceuticals, Inc.*	3,400	396,508

		5,165,306

Chemicals — 3.1%
Air Products & Chemicals, Inc.	3,500	321,300
Potash Corp. of Saskatchewan, Inc.	9,300	424,917
Praxair, Inc.	39,200	4,493,888
The Sherwin-Williams Co.	11,400	1,238,838

		6,478,943

Commercial Services — 4.2%
Mastercard, Inc., Class A	13,400	5,635,236
Visa, Inc., Class A	27,700	3,268,600

		8,903,836

Computers — 14.4%
Accenture Plc, Class A*	34,600	2,231,700
Apple, Inc.*	39,500	23,679,065
EMC Corp.*	51,600	1,541,808
NetApp, Inc.*	24,200	1,083,434
SanDisk Corp.*	14,900	738,891
Teradata Corp.*	17,200	1,172,180

		30,447,078

Distribution & Wholesale — 2.5%
Fastenal Co.	59,300	3,208,130
Fossil, Inc.*	8,800	1,161,424
W.W. Grainger, Inc.	3,900	837,759

		5,207,313

Diversified Financial Services — 3.5%
American Express Co.	48,500	2,806,210
Franklin Resources, Inc.	16,000	1,984,480
IntercontinentalExchange, Inc.*	6,700	920,714
Invesco Ltd.	61,800	1,648,206

		7,359,610

	Number of Shares	Value†

Electronics — 0.5%
Trimble Navigation Ltd.*	19,100	$1,039,422

Engineering & Construction — 0.4%
Fluor Corp.	5,900	354,236
McDermott International, Inc.*	40,500	518,805

		873,041

Food — 0.4%
Whole Foods Market, Inc.	9,300	773,760

Healthcare Products — 1.3%
Baxter International, Inc.	11,300	675,514
Covidien Plc	5,000	273,400
Edwards Lifesciences Corp.*	10,700	778,211
Stryker Corp.	18,400	1,020,832

		2,747,957

Home Builders — 0.5%
D.R. Horton, Inc.	21,600	327,672
Lennar Corp., Class A	15,000	407,700
NVR, Inc.*	500	363,165

		1,098,537

Internet — 16.7%
Amazon.com, Inc.*	31,300	6,338,563
Baidu, Inc. ADR*	31,500	4,591,755
Ctrip.com International Ltd. ADR*	22,600	489,064
eBay, Inc.*	73,900	2,726,171
Facebook Inc., Class A*^~	16,909	526,666
Facebook Inc., Class B*^~	30,111	937,870
Google, Inc., Class A*	13,100	8,400,244
Groupon Inc.*	49,600	911,648
Liberty Interactive Corp., Class A*	37,800	721,602
LinkedIn Corp., Class A*	14,200	1,448,258
priceline.com, Inc.*	8,900	6,385,750
Tencent Holdings Ltd.*	61,700	1,720,963
Twitter, Inc.*^~	7,697	123,152

		35,321,706

Leisure Time — 0.8%
Carnival Plc	25,789	824,159
Harley-Davidson, Inc.	18,400	903,072

		1,727,231

Lodging — 2.7%
Las Vegas Sands Corp.	37,800	2,176,146
Marriott International, Inc., Class A	48,097	1,820,471
MGM Resorts International*	23,300	317,346
Starwood Hotels & Resorts Worldwide, Inc.*	24,400	1,376,404

		5,690,367

Machinery — Construction & Mining — 0.5%
Caterpillar, Inc.	5,500	585,860
Joy Global, Inc.	5,600	411,600

		997,460

Machinery — Diversified — 1.6%
Cummins, Inc.	9,200	1,104,368
Deere & Co.	9,800	792,820
Roper Industries, Inc.	9,900	981,684

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Large Growth Stock Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery — Diversified — (continued)
The Babcock & Wilcox Co.*	19,600	$504,700

		3,383,572

Media — 1.0%
Discovery Communications, Inc., Class A*	8,700	440,220
The Walt Disney Co.	37,400	1,637,372

		2,077,592

Metal Fabricate/Hardware — 1.6%
Precision Castparts Corp.	19,800	3,423,420

Miscellaneous Manufacturing — 2.8%
Danaher Corp.	107,100	5,997,600

Oil & Gas — 2.6%
Cimarex Energy Co.	6,100	460,367
Continental Resources, Inc.*	11,300	969,766
EOG Resources, Inc.	18,600	2,066,460
Occidental Petroleum Corp.	20,600	1,961,738

		5,458,331

Oil & Gas Services — 2.5%
Cameron International Corp.*	22,900	1,209,807
FMC Technologies, Inc.*	39,600	1,996,632
Schlumberger Ltd.	30,600	2,139,858

		5,346,297

Pharmaceuticals — 2.8%
Allergan, Inc.	8,900	849,327
Express Scripts, Inc.*	33,300	1,804,194
McKesson Corp.	24,900	2,185,473
Valeant Pharmaceuticals International, Inc.*	18,100	971,789

		5,810,783

Pipelines — 0.5%
The Williams Cos., Inc.	33,700	1,038,297

Retail — 7.4%
AutoZone, Inc.*	3,000	1,115,400
CarMax, Inc.*	38,500	1,334,025
Chipotle Mexican Grill, Inc.*	4,500	1,881,000
Costco Wholesale Corp.	17,400	1,579,920
CVS Caremark Corp.	31,000	1,388,800
Lowe’s Cos., Inc.	17,500	549,150
Michael Kors Holdings Ltd.*	11,800	549,762
Ross Stores, Inc.	19,400	1,127,140
Starbucks Corp.	72,200	4,035,258
The Home Depot, Inc.	9,500	477,945
Yum! Brands, Inc.	23,800	1,694,084

		15,732,484

Semiconductors — 3.7%
Broadcom Corp., Class A*	44,200	1,737,060
QUALCOMM, Inc.	90,800	6,176,216

		7,913,276

Software — 3.5%
Akamai Technologies, Inc.*	32,000	1,174,400
Autodesk, Inc.*	22,800	964,896
Check Point Software Technologies Ltd.*	13,100	836,304
Informatica Corp.*	18,800	994,520

	Number of Shares	Value†

Software — (continued)
Nuance Communications, Inc.*	36,900	$943,902
Red Hat, Inc.*	22,000	1,317,580
Salesforce.com, Inc.*	7,600	1,174,276

		7,405,878

Telecommunications — 3.3%
Crown Castle International Corp.*	89,200	4,757,928
Juniper Networks, Inc.*	97,800	2,237,664

		6,995,592

Transportation — 4.7%
Expeditors International of Washington, Inc.*	15,500	720,905
FedEx Corp.	35,300	3,246,188
J.B. Hunt Transport Services, Inc.	17,000	924,290
Kansas City Southern*	15,600	1,118,364
Union Pacific Corp.	17,900	1,923,892
United Parcel Service, Inc., Class B	26,000	2,098,720

		10,032,359

TOTAL COMMON STOCKS (Cost $136,990,553)		203,803,448

PREFERRED STOCKS — 0.2%
Internet — 0.2%
Livingsocial, Series F CONV*^~	15,066	80,272
Twitter, Inc. Series A CONV*^~	20	320
Twitter, Inc. Series B CONV*^~	5,772	92,352
Twitter, Inc. Series B CONV*^~	312	4,992
Twitter, Inc. Series C CONV*^~	1,566	25,056
Twitter, Inc. Series C CONV*^~	80	1,280
Twitter, Inc. Series D CONV*^~	2,954	47,264
Twitter, Inc. Series F CONV*^~	1,040	16,640
Twitter, Inc. Series G-2 CONV*^~	12,129	194,064

TOTAL PREFERRED STOCKS (Cost $499,276)		462,240

REAL ESTATE INVESTMENT TRUSTS — 1.9%
Diversified — 1.9%
American Tower Corp.* (Cost $2,501,874)	62,500	3,938,750

SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	3,475,906	3,475,906
T. Rowe Price Reserve Investment Fund	1,004	1,004

TOTAL SHORT-TERM INVESTMENTS (Cost $3,476,910)		3,476,910

TOTAL INVESTMENTS — 100.0% (Cost $143,468,613)(a)		$211,681,348

†	See Security Valuation Note.
*	Non-income producing security.
^	Illiquid security. The total market value of illiquid securities at March 31, 2012 is $2,049,928.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Large Growth Stock Fund

~	Fair valued security. The total market value of fair valued securities at March 31, 2012 is $1,915,880.

(a)	At March 31, 2012, the cost for Federal income tax purposes was $144,044,750. Net unrealized appreciation/depreciation was $67,636,598. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $70,525,363 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,888,765.

ADR — American Depository Receipt.

CONV — Convertible Security.

Plc — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Large Growth Stock Fund

Country Weightings as of 03/31/2012 ††
United States	93%
China	3
Canada	1
France	1
Ireland	1
Other	1

Total	100%

††	% of total investments as of March 31, 2012

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Large Growth Stock Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Aerospace & Defense	$1,457,652	$1,457,652	$—	$—
Apparel	5,544,022	5,544,022	—	—
Auto Parts & Equipment	727,552	727,552	—	—
Banks	795,168	795,168	—	—
Beverages	832,006	832,006	—	—
Biotechnology	5,165,306	5,165,306	—	—
Chemicals	6,478,943	6,478,943	—	—
Commercial Services	8,903,836	8,903,836	—	—
Computers	30,447,078	30,447,078	—	—
Distribution & Wholesale	5,207,313	5,207,313	—	—
Diversified Financial Services	7,359,610	7,359,610	—	—
Electronics	1,039,422	1,039,422	—	—
Engineering & Construction	873,041	873,041	—	—
Food	773,760	773,760	—	—
Healthcare Products	2,747,957	2,747,957	—	—
Home Builders	1,098,537	1,098,537	—	—
Internet	35,321,706	33,734,018	—	1,587,688
Leisure Time	1,727,231	1,727,231	—	—
Lodging	5,690,367	5,690,367	—	—
Machinery - Construction & Mining	997,460	997,460	—	—
Machinery - Diversified	3,383,572	3,383,572	—	—
Media	2,077,592	2,077,592	—	—
Metal Fabricate/Hardware	3,423,420	3,423,420	—	—
Miscellaneous Manufacturing	5,997,600	5,997,600	—	—
Oil & Gas	5,458,331	5,458,331	—	—
Oil & Gas Services	5,346,297	5,346,297	—	—
Pharmaceuticals	5,810,783	5,810,783	—	—
Pipelines	1,038,297	1,038,297	—	—
Retail	15,732,484	15,732,484	—	—
Semiconductors	7,913,276	7,913,276	—	—
Software	7,405,878	7,405,878	—	—
Telecommunications	6,995,592	6,995,592	—	—
Transportation	10,032,359	10,032,359	—	—
REAL ESTATE INVESTMENT TRUSTS	3,938,750	3,938,750
PREFERRED STOCKS	462,240	—	—	462,240
SHORT-TERM INVESTMENTS	3,476,910	3,476,910	—	—

TOTAL INVESTMENTS	$211,681,348	$209,631,420	$—	$2,049,928

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2011	$1,905,082
Purchases	134,048
Change in Appreciation/(Depreciation)	10,798

Balance as of 3/31/2012	$2,049,928

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

41

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Large Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 95.8%
Aerospace & Defense — 1.9%
The Boeing Co.	11,670	$867,898

Apparel — 1.9%
Coach, Inc.	5,010	387,173
Ralph Lauren Corp.	2,700	470,691

		857,864

Auto Manufacturers — 1.3%
Ford Motor Co.	45,750	571,418

Banks — 1.1%
Comerica, Inc.	15,770	510,317

Beverages — 4.5%
The Coca-Cola Co.	28,020	2,073,760

Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc.*	6,160	572,018
Gilead Sciences, Inc.*	5,840	285,284

		857,302

Chemicals — 1.5%
Monsanto Co.	8,500	677,960

Coal — 0.3%
Peabody Energy Corp.	5,530	160,149

Commercial Services — 0.7%
Manpower, Inc.	6,600	312,642

Computers — 12.6%
Apple, Inc.*	8,549	5,124,869
Fortinet, Inc.*	9,020	249,403
SanDisk Corp.*	7,880	390,769

		5,765,041

Cosmetics & Personal Care — 1.1%
The Estee Lauder Cos., Inc., Class A	8,150	504,811

Diversified Financial Services — 3.9%
Affiliated Managers Group, Inc.*	5,730	640,671
American Express Co.	13,640	789,211
TD Ameritrade Holding Corp.	16,860	332,816

		1,762,698

Electrical Components & Equipment — 1.3%
AMETEK, Inc.	11,900	577,269

Electronics — 1.0%
Agilent Technologies, Inc.	10,180	453,112

Engineering & Construction — 0.7%
KBR, Inc.	9,260	329,193

Food — 0.8%
Whole Foods Market, Inc.	4,440	369,408

Hand & Machine Tools — 0.7%
Stanley Black & Decker, Inc.	3,940	303,222

	Number of Shares	Value†

Healthcare Products — 2.1%
Intuitive Surgical, Inc.*	740	$400,895
St. Jude Medical, Inc.	12,430	550,773

		951,668

Home Builders — 0.5%
Lennar Corp., Class A	8,170	222,061

Internet — 8.9%
Amazon.com, Inc.*	4,850	982,173
eBay, Inc.*	22,650	835,559
F5 Networks, Inc.*	2,880	388,685
Google, Inc., Class A*	2,375	1,522,945
LinkedIn Corp., Class A*	3,220	328,408

		4,057,770

Lodging — 1.8%
Las Vegas Sands Corp.*	8,920	513,524
Starwood Hotels & Resorts Worldwide, Inc.	5,400	304,614

		818,138

Machinery — Construction & Mining — 2.2%
Caterpillar, Inc.	9,320	992,766

Media — 1.4%
Comcast Corp., Class A	21,940	658,419

Metal Fabricate/Hardware — 0.6%
Precision Castparts Corp.	1,560	269,724

Mining — 1.1%
Goldcorp, Inc.	11,290	508,727

Miscellaneous Manufacturing — 1.7%
Pall Corp.	6,350	378,650
SPX Corp.	5,230	405,482

		784,132

Oil & Gas — 4.9%
Anadarko Petroleum Corp.	10,470	820,220
Cabot Oil & Gas Corp.	15,980	498,097
Concho Resources, Inc.*	8,920	910,553

		2,228,870

Oil & Gas Services — 3.6%
Cameron International Corp.*	9,890	522,489
Schlumberger Ltd.	15,940	1,114,684

		1,637,173

Packaging and Containers — 0.6%
Owens-Illinois, Inc.*	12,620	294,551

Pharmaceuticals — 3.2%
Allergan, Inc.	5,250	501,008
Express Scripts, Inc.*	11,620	629,572
Mead Johnson Nutrition Co.	3,980	328,270

		1,458,850

Pipelines — 0.7%
Enbridge, Inc.	8,330	323,621

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Large Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Real Estate — 1.1%
CBRE Group, Inc., Class A*	25,230	$503,591

Retail — 4.5%
Bed Bath & Beyond, Inc.*	9,180	603,768
Guess?, Inc.	13,210	412,812
Lululemon Athletica, Inc.*	3,120	233,002
Starbucks Corp.	9,130	510,276
Yum! Brands, Inc.	3,850	274,043

		2,033,901

Semiconductors — 10.9%
Altera Corp.	21,740	865,687
Broadcom Corp., Class A	17,540	689,322
Lam Research Corp.*	9,290	414,520
NXP Semiconductors N.V.*	11,010	292,976
QUALCOMM, Inc.	25,700	1,748,114
Texas Instruments, Inc.	28,240	949,146

		4,959,765

Software — 4.1%
Cerner Corp.*	5,460	415,834
Salesforce.com, Inc.*	4,140	639,671
VeriFone Systems, Inc.*	6,330	328,337
VMware, Inc., Class A*	4,160	467,459

		1,851,301

Telecommunications — 2.9%
Acme Packet, Inc.*	6,080	167,322
Aruba Networks, Inc.*	17,900	398,812
Finisar Corp.*	12,710	256,106
Juniper Networks, Inc.*	15,400	352,352
Ubiquiti Networks, Inc.*	4,870	154,038

		1,328,630

Transportation — 1.8%
Union Pacific Corp.	7,720	829,746

TOTAL COMMON STOCKS (Cost $36,718,384)		43,667,468

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Regional Malls — 0.7%
Simon Property Group, Inc. (Cost $298,688)	2,180	317,582

SHORT-TERM INVESTMENTS — 3.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,603,106)	1,603,106	1,603,106

TOTAL INVESTMENTS — 100.0% (Cost $38,620,178)(a)		$45,588,156

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2012, the cost for Federal income tax purposes was $38,741,662. Net unrealized appreciation was $6,846,494. This is consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $7,494,794 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $648,300

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Large Cap Growth Fund

Country Weightings as of 03/31/2012 ††
United States	95%
Canada	2
France	2
Netherlands	1

Total	100%

††	% of total investments as of March 31, 2012

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Large Cap Growth Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$43,667,468	$43,667,468	$—	$—
REAL ESTATE INVESTMENT TRUSTS	317,582	317,582
SHORT-TERM INVESTMENTS	1,603,106	1,603,106	—	—

TOTAL INVESTMENTS	45,588,156	45,588,156	—	—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Large Core Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 100.0%
Apparel — 4.0%
Coach, Inc.	12,895	$996,525
NIKE, Inc., Class B	17,270	1,872,759
Ralph Lauren Corp.	10,400	1,813,032

		4,682,316

Auto Parts & Equipment — 0.8%
BorgWarner, Inc.*	10,490	884,727

Banks — 1.1%
Capital One Financial Corp.	23,660	1,318,808

Beverages — 1.1%
Monster Beverage Corp.*	20,650	1,282,159

Biotechnology — 2.6%
Alexion Pharmaceuticals, Inc.*	16,290	1,512,689
Gilead Sciences, Inc.*	31,160	1,522,166

		3,034,855

Chemicals — 2.0%
Monsanto Co.	29,770	2,374,455

Commercial Services — 3.5%
Hertz Global Holdings, Inc.*	56,030	842,691
Mastercard, Inc., Class A	3,220	1,354,139
Visa, Inc., Class A	16,360	1,930,480

		4,127,310

Computers — 11.9%
Apple, Inc.*	17,805	10,673,563
Cognizant Technology Solutions Corp., Class A*	26,330	2,026,094
EMC Corp.*	39,800	1,189,224

		13,888,881

Cosmetics & Personal Care — 1.9%
The Estee Lauder Cos., Inc., Class A	35,830	2,219,310

Distribution & Wholesale — 1.1%
W.W. Grainger, Inc.	5,662	1,216,254

Diversified Financial Services — 1.4%
American Express Co.	15,130	875,422
Ameriprise Financial, Inc.	12,040	687,845

		1,563,267

Food — 1.4%
Whole Foods Market, Inc.	20,030	1,666,496

Healthcare Products — 1.4%
Edwards Lifesciences Corp.*	4,175	303,648
Intuitive Surgical, Inc.*	2,350	1,273,112

		1,576,760

Healthcare Services — 2.3%
Humana, Inc.	14,770	1,365,930
UnitedHealth Group, Inc.	21,475	1,265,736

		2,631,666

Internet — 11.1%
Amazon.com, Inc.*	6,334	1,282,698
Baidu, Inc. ADR*	10,020	1,460,616

	Number of Shares	Value†

Internet — (continued)
eBay, Inc.*	63,580	$2,345,466
F5 Networks, Inc.*	13,810	1,863,798
Google, Inc., Class A*	5,850	3,751,254
priceline.com, Inc.*	3,150	2,260,125

		12,963,957

Machinery — Construction & Mining — 1.1%
Caterpillar, Inc.	12,360	1,316,587

Machinery — Diversified — 1.9%
Cummins, Inc.	12,085	1,450,683
Deere & Co.	9,780	791,202

		2,241,885

Media — 1.2%
CBS Corp., Class B	40,475	1,372,507

Metal Fabricate/Hardware — 1.1%
Precision Castparts Corp.	7,540	1,303,666

Miscellaneous Manufacturing — 2.0%
Danaher Corp.	41,420	2,319,520

Oil & Gas — 6.6%
Ensco Plc ADR	29,180	1,544,497
Exxon Mobil Corp.	19,960	1,731,131
Occidental Petroleum Corp.	11,740	1,118,000
Pioneer Natural Resources Co.	22,590	2,520,818
Plains Exploration & Production Co.*	17,640	752,346

		7,666,792

Oil & Gas Services — 2.3%
Cameron International Corp.*	29,810	1,574,863
Schlumberger Ltd.	16,340	1,142,656

		2,717,519

Pharmaceuticals — 8.0%
Abbott Laboratories	33,090	2,028,086
Allergan, Inc.	20,380	1,944,863
Bristol-Myers Squibb Co.	56,570	1,909,238
Mead Johnson Nutrition Co.	23,050	1,901,164
Shire Plc ADR	16,400	1,553,900

		9,337,251

Retail — 14.7%
Costco Wholesale Corp.	27,450	2,492,460
Dollar General Corp.*	49,278	2,276,644
J.C. Penney Co., Inc.	23,010	815,244
Ltd. Brands, Inc.	37,470	1,798,560
Lululemon Athletica, Inc.*	19,580	1,462,234
Nordstrom, Inc.	19,330	1,077,068
Starbucks Corp.	44,030	2,460,837
The Home Depot, Inc.	38,850	1,954,543
TJX Cos., Inc.	39,580	1,571,722
Yum! Brands, Inc.	17,610	1,253,480

		17,162,792

Semiconductors — 4.6%
Avago Technologies Ltd.	40,680	1,585,300

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Large Core Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
QUALCOMM, Inc.	55,380	$3,766,947

		5,352,247

Software — 6.2%
Autodesk, Inc.*	37,530	1,588,270
Cerner Corp.*	23,150	1,763,104
Check Point Software Technologies Ltd.*	18,770	1,198,277
Citrix Systems, Inc.*	18,887	1,490,373
VMware, Inc., Class A*	10,900	1,224,833

		7,264,857

Telecommunications — 1.4%
Crown Castle International Corp.*	29,690	1,583,665

Transportation — 1.3%
Union Pacific Corp.	14,508	1,559,320

TOTAL COMMON STOCKS (Cost $86,206,350)		116,629,829

TOTAL INVESTMENTS — 100.0% (Cost $86,206,350)(a)		$116,629,829

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2012, the cost for Federal income tax purposes was $86,596,660. Net unrealized appreciation was $30,033,169. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $30,797,959 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $764,790.

ADR — American Depository Receipt.

Plc — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Large Core Growth Fund

Country Weightings as of 03/31/2012 ††
United States	93%
United Kingdom	3
Canada	1
China	1
France	1
Israel	1

Total	100%

††	% of total investments as of March 31, 2012

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Large Core Growth Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input	Level 3 Signifi- cant Unobser- vable Input
COMMON STOCKS	$116,629,829	$116,629,829	$—	$—
TOTAL INVESTMENTS	$116,629,829	$116,629,829	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Large Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 95.2%
Airlines — 0.7%
United Continental Holdings, Inc.*	56,940	$1,224,210

Auto Manufacturers — 3.2%
Ford Motor Co.	241,780	3,019,832
Navistar International Corp.*	74,170	3,000,177

		6,020,009

Banks — 18.4%
CIT Group, Inc.*	81,060	3,342,914
Citigroup, Inc.	92,470	3,379,779
JPMorgan Chase & Co.	111,850	5,142,863
M&T Bank Corp.	45,440	3,947,827
SunTrust Banks, Inc.	33,300	804,861
The Goldman Sachs Group, Inc.	43,680	5,432,482
U.S. Bancorp	131,780	4,174,790
Wells Fargo & Co.	229,140	7,822,840

		34,048,356

Beverages — 4.0%
Molson Coors Brewing Co., Class B	31,220	1,412,705
The Coca-Cola Co.	81,410	6,025,154

		7,437,859

Chemicals — 2.3%
Celanese Corp., Series A	22,740	1,050,133
The Mosaic Co.	56,700	3,134,943

		4,185,076

Computers — 0.8%
Hewlett-Packard Co.	62,680	1,493,664

Diversified Financial Services — 2.6%
AerCap Holdings N.V.*	250,820	2,786,610
BlackRock, Inc.	9,540	1,954,746

		4,741,356

Electric — 6.4%
American Electric Power Co., Inc.	51,490	1,986,484
Edison International	90,780	3,859,058
GenOn Energy Inc.*	1,063,820	2,212,746
Public Service Enterprise Group, Inc.	121,320	3,713,605

		11,771,893

Electronics — 7.7%
Honeywell International, Inc.	104,620	6,387,051
TE Connectivity Ltd.	98,890	3,634,208
Tyco International Ltd.	75,400	4,235,972

		14,257,231

Gas — 0.5%
NiSource, Inc.	38,960	948,676

Healthcare Products — 1.9%
Medtronic, Inc.	92,020	3,606,264

Healthcare Services — 5.9%
HCA Holdings, Inc.	35,770	884,950
Humana, Inc.	52,780	4,881,094
UnitedHealth Group, Inc.	86,280	5,085,343

		10,851,387

	Number of Shares	Value†

Household Products & Wares — 2.3%
Church & Dwight Co., Inc.	86,430	$4,251,492

Insurance — 3.2%
ACE Ltd.	56,400	4,128,480
The Travelers Cos., Inc.	31,130	1,842,896

		5,971,376

Internet — 1.1%
VeriSign, Inc.	55,330	2,121,352

Media — 2.8%
Comcast Corp., Class A	97,140	2,915,171
Viacom, Inc., Class B	48,650	2,308,929

		5,224,100

Miscellaneous Manufacturing — 0.8%
SPX Corp.	18,930	1,467,643

Oil & Gas — 11.2%
Apache Corp.	17,000	1,707,480
Chevron Corp.	94,920	10,179,221
Exxon Mobil Corp.	51,150	4,436,240
Penn West Petroleum Ltd.	96,030	1,879,307
Royal Dutch Shell Plc ADR	37,340	2,618,654

		20,820,902

Oil & Gas Services — 0.8%
Baker Hughes, Inc.	36,770	1,542,134

Packaging and Containers — 1.6%
Rock-Tenn Co., Class A	44,940	3,036,146

Pharmaceuticals — 4.4%
Merck & Co., Inc.	117,130	4,497,792
Pfizer, Inc.	159,920	3,623,787

		8,121,579

Retail — 4.8%
Talbots, Inc.*	232,280	703,808
Target Corp.	74,070	4,316,059
Wal-Mart Stores, Inc.	63,040	3,858,048

		8,877,915

Semiconductors — 1.2%
Xilinx, Inc.	63,200	2,302,376

Software — 0.5%
Microsoft Corp.	28,970	934,283

Telecommunications — 4.1%
AT&T, Inc.	71,087	2,220,047
Juniper Networks, Inc.*	236,750	5,416,840

		7,636,887

Textiles — 2.0%
Mohawk Industries, Inc.*	55,530	3,693,300

TOTAL COMMON STOCKS (Cost $161,197,314)		176,587,466

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Large Cap Value Fund

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 4.8%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $8,938,985)	8,938,985	$8,938,985

TOTAL INVESTMENTS — 100.0% (Cost $170,136,299)(a)		$185,526,451

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2012, the cost for Federal income tax purposes was $170,468,842. Net unrealized appreciation was $15,057,609. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $20,397,946 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,340,337.

ADR — American Depository Receipt.

Plc — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Large Cap Value Fund

Country Weightings as of 03/31/2012 ††
United States	90%
Switzerland	4
Netherlands	3
Bermuda	2
Canada	1

Total	100%

††	% of total investments as of March 31, 2012

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Large Cap Value Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$176,587,466	$176,587,466	$—	$—
SHORT-TERM INVESTMENTS	8,938,985	8,938,985	—	—

TOTAL INVESTMENTS	$185,526,451	$185,526,451	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Large Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — 94.3%
Aerospace & Defense — 3.4%
General Dynamics Corp.	11,585	$850,107
The Boeing Co.	22,766	1,693,108
United Technologies Corp.	33,018	2,738,513

		5,281,728

Agriculture — 1.1%
Philip Morris International, Inc.	19,654	1,741,541

Auto Manufacturers — 1.3%
Ford Motor Co.	90,628	1,131,944
PACCAR, Inc.	19,822	928,264

		2,060,208

Auto Parts & Equipment — 0.6%
Johnson Controls, Inc.	27,511	893,557

Banks — 13.9%
Citigroup, Inc.	82,748	3,024,439
Fifth Third Bancorp	83,992	1,180,088
JPMorgan Chase & Co.	100,623	4,626,646
KeyCorp	139,021	1,181,678
PNC Financial Services Group, Inc.	31,808	2,051,298
Regions Financial Corp.	166,568	1,097,683
State Street Corp.	19,696	896,168
The Goldman Sachs Group, Inc.	12,369	1,538,333
U.S. Bancorp	47,499	1,504,768
Wells Fargo & Co.	134,619	4,595,893

		21,696,994

Biotechnology — 1.3%
Amgen, Inc.	17,820	1,211,582
Gilead Sciences, Inc.*	16,758	818,628

		2,030,210

Chemicals — 0.5%
Air Products & Chemicals, Inc.	8,631	792,326

Coal — 0.4%
Peabody Energy Corp.	21,680	627,853

Computers — 5.4%
Apple, Inc.*	7,513	4,503,818
Hewlett-Packard Co.	53,285	1,269,781
International Business Machines Corp.	12,878	2,686,995

		8,460,594

Diversified Financial Services — 2.8%
American Express Co.	54,414	3,148,394
Ameriprise Financial, Inc.	20,004	1,142,829

		4,291,223

Electric — 3.5%
American Electric Power Co., Inc.	39,332	1,517,428
PG&E Corp.	18,007	781,684
PPL Corp.	53,869	1,522,338
Public Service Enterprise Group, Inc.	55,034	1,684,591

		5,506,041

Electronics — 1.3%
Honeywell International, Inc.	14,541	887,728

	Number of Shares	Value†

Electronics — (continued)
Thermo Fisher Scientific, Inc.	20,274	$1,143,048

		2,030,776

Food — 2.8%
Kraft Foods, Inc., Class A	44,603	1,695,360
Nestle SA ADR	18,672	1,176,336
Unilever N.V.	45,761	1,557,247

		4,428,943

Gas — 1.4%
Sempra Energy	37,072	2,222,837

Healthcare Products — 1.1%
Covidien Plc	31,859	1,742,050

Healthcare Services — 3.2%
Humana, Inc.	9,847	910,651
UnitedHealth Group, Inc.	68,793	4,054,659

		4,965,310

Insurance — 5.5%
ACE Ltd.	25,198	1,844,494
MetLife, Inc.	42,855	1,600,634
Prudential Financial, Inc.	26,596	1,685,920
The Travelers Cos., Inc.	32,090	1,899,728
XL Group Plc	72,284	1,567,840

		8,598,616

Machinery - Diversified — 0.7%
Deere & Co.	13,877	1,122,649

Media — 3.8%
Comcast Corp., Class A	52,094	1,563,341
The Walt Disney Co.	74,194	3,248,213
Time Warner, Inc.	28,669	1,082,255

		5,893,809

Mining — 2.2%
BHP Billiton Ltd. ADR	23,749	1,719,427
Freeport-McMoRan Copper & Gold, Inc.	43,242	1,644,926

		3,364,353

Miscellaneous Manufacturing — 2.7%
General Electric Co.	209,368	4,202,016

Oil & Gas — 11.1%
Anadarko Petroleum Corp.	12,351	967,577
Apache Corp.	8,689	872,723
Chevron Corp.	38,490	4,127,668
ConocoPhillips	35,914	2,729,823
Exxon Mobil Corp.	38,231	3,315,775
Hess Corp.	23,003	1,356,027
Marathon Oil Corp.	22,122	701,267
Occidental Petroleum Corp.	34,755	3,309,719

		17,380,579

Pharmaceuticals — 7.6%
Johnson & Johnson	62,590	4,128,436
Merck & Co., Inc.	87,898	3,375,283
Pfizer, Inc.	193,060	4,374,740

		11,878,459

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Large Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — 6.3%
Bed Bath & Beyond, Inc.*	12,715	$836,266
CVS Caremark Corp.	72,603	3,252,614
Macy’s, Inc.	34,847	1,384,471
Target Corp.	19,048	1,109,927
TJX Cos., Inc.	82,727	3,285,089

		9,868,367

Software — 4.3%
Microsoft Corp.	98,430	3,174,368
Oracle Corp.	118,077	3,443,125

		6,617,493

Telecommunications — 4.2%
AT&T, Inc.	111,299	3,475,868
CenturyLink, Inc.	37,822	1,461,820
Vodafone Group Plc ADR	56,141	1,553,422

		6,491,110

Transportation — 1.9%
Union Pacific Corp.	27,542	2,960,214

TOTAL COMMON STOCKS (Cost $115,679,513)		147,149,856

REAL ESTATE INVESTMENT TRUSTS — 3.6%
Apartments — 1.2%
AvalonBay Communities, Inc.	13,194	1,864,972

Office Property — 1.2%
Boston Properties, Inc.	17,487	1,835,960

Regional Malls — 1.2%
Simon Property Group, Inc.	12,809	1,866,015

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,272,550)		5,566,947

SHORT-TERM INVESTMENTS — 2.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,355,718)	3,355,718	3,355,718

TOTAL INVESTMENTS — 100.0% (Cost $122,307,781)(a)		$156,072,521

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2012, the cost for Federal income tax purposes was $123,989,428. Net unrealized appreciation was $32,083,093. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $34,217,203 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,134,110.

ADR — American Depository Receipt.

Plc — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Large Core Value Fund

Country Weightings as of 03/31/2012 ††
United States	93%
Switzerland	2
Australia	1
Bermuda	1
Ireland	1
Netherlands	1
United Kingdom	1

Total	100%

††	% of total investments as of March 31, 2012

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Large Core Value Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$147,149,856	$147,149,856	$—	$—
REAL ESTATE INVESTMENT TRUSTS	5,566,947	5,566,947	—	—
SHORT-TERM INVESTMENTS	3,355,718	3,355,718	—	—

TOTAL INVESTMENTS	$156,072,521	$156,072,521	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — 96.3%
Advertising — 0.1%
Omnicom Group, Inc.	6,367	$322,488
The Interpublic Group of Cos., Inc.	10,134	115,629

		438,117

Aerospace & Defense — 1.9%
General Dynamics Corp.	8,197	601,496
Goodrich Corp.	2,847	357,128
L-3 Communications Holdings, Inc.	2,300	162,771
Lockheed Martin Corp.	6,037	542,485
Northrop Grumman Corp.	5,692	347,667
Raytheon Co.	7,676	405,139
Rockwell Collins, Inc.	3,545	204,050
The Boeing Co.	16,921	1,258,415
United Technologies Corp.	20,642	1,712,047

		5,591,198

Agriculture — 2.1%
Altria Group, Inc.	46,478	1,434,776
Archer-Daniels-Midland Co.	15,399	487,532
Lorillard, Inc.	3,003	388,828
Philip Morris International, Inc.	39,088	3,463,588
Reynolds American, Inc.	7,502	310,883

		6,085,607

Airlines — 0.1%
Southwest Airlines Co.	17,817	146,812

Apparel — 0.7%
Coach, Inc.	6,677	515,999
NIKE, Inc., Class B	8,323	902,546
Ralph Lauren Corp.	1,428	248,943
VF Corp.	1,908	278,530

		1,946,018

Auto Manufacturers — 0.5%
Ford Motor Co.	86,367	1,078,724
PACCAR, Inc.	8,044	376,700

		1,455,424

Auto Parts & Equipment — 0.3%
BorgWarner, Inc.*	2,500	210,850
Johnson Controls, Inc.	15,711	510,293
The Goodyear Tire & Rubber Co.*	5,606	62,900

		784,043

Banks — 7.3%
Bank of America Corp.	243,835	2,333,501
BB&T Corp.	15,999	502,209
Capital One Financial Corp.	12,741	710,183
Citigroup, Inc.	66,481	2,429,881
Comerica, Inc.	4,344	140,572
Fifth Third Bancorp	20,946	294,291
First Horizon National Corp.	6,130	63,629
Huntington Bancshares, Inc.	19,965	128,774
JPMorgan Chase & Co.	86,764	3,989,409
KeyCorp	21,599	183,592
M&T Bank Corp.	3,008	261,335
Morgan Stanley	34,563	678,817
Northern Trust Corp.	5,247	248,970
PNC Financial Services Group, Inc.	11,983	772,784

	Number of Shares	Value†

Banks — (continued)
Regions Financial Corp.	32,694	$215,453
State Street Corp.	11,047	502,639
SunTrust Banks, Inc.	11,788	284,916
The Bank of New York Mellon Corp.	27,380	660,679
The Goldman Sachs Group, Inc.	11,243	1,398,292
U.S. Bancorp	43,456	1,376,686
Wells Fargo & Co.	119,837	4,091,235
Zions Bancorporation	4,004	85,926

		21,353,773

Beverages — 2.5%
Beam, Inc.*	3,307	193,691
Brown-Forman Corp., Class B	2,262	188,628
Coca-Cola Enterprises, Inc.	7,128	203,861
Constellation Brands, Inc., Class A*	3,723	87,826
Dr. Pepper Snapple Group, Inc.	5,000	201,050
Molson Coors Brewing Co., Class B	3,738	169,144
PepsiCo, Inc.	35,661	2,366,107
The Coca-Cola Co.	51,385	3,803,004

		7,213,311

Biotechnology — 1.3%
Amgen, Inc.	17,945	1,220,080
Biogen Idec, Inc.*	5,433	684,395
Celgene Corp.*	9,928	769,619
Gilead Sciences, Inc.*	17,249	842,614
Life Technologies Corp.*	3,959	193,278

		3,709,986

Building Materials — 0.0%
Masco Corp.	8,877	118,686

Chemicals — 2.3%
Air Products & Chemicals, Inc.	4,721	433,388
Airgas, Inc.	1,600	142,352
CF Industries Holdings, Inc.	1,500	273,975
E.I. du Pont de Nemours & Co.	21,223	1,122,697
Eastman Chemical Co.	3,182	164,477
Ecolab, Inc.	6,733	415,561
FMC Corp.	1,500	158,790
International Flavors & Fragrances, Inc.	1,875	109,875
Monsanto Co.	12,137	968,047
PPG Industries, Inc.	3,410	326,678
Praxair, Inc.	6,826	782,533
Sigma-Aldrich Corp.	2,722	198,869
The Dow Chemical Co.	26,904	931,954
The Mosaic Co.	6,800	375,972
The Sherwin-Williams Co.	2,034	221,035

		6,626,203

Coal — 0.1%
Alpha Natural Resources, Inc.*	5,099	77,556
Consol Energy, Inc.	5,176	176,502
Peabody Energy Corp.	6,212	179,899

		433,957

Commercial Services — 1.5%
Apollo Group, Inc., Class A*	2,543	98,262
Automatic Data Processing, Inc.	11,143	614,982
DeVry, Inc.	1,500	50,805

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Donnelley (R.R.) & Sons Co.	4,253	$52,695
Equifax, Inc.	2,734	121,007
H&R Block, Inc.	6,666	109,789
Iron Mountain, Inc.	3,900	112,320
Mastercard, Inc., Class A	2,425	1,019,810
Moody’s Corp.	4,273	179,893
Paychex, Inc.	6,975	216,155
Quanta Services, Inc.*	4,900	102,410
Robert Half International, Inc.	3,207	97,172
SAIC, Inc.*	5,900	77,880
The Western Union Co.	14,578	256,573
Total System Services, Inc.	3,477	80,214
Visa, Inc., Class A	11,264	1,329,152

		4,519,119

Computers — 8.2%
Accenture Plc, Class A*	14,700	948,150
Apple, Inc.*	21,176	12,694,377
Cognizant Technology Solutions Corp., Class A*	6,852	527,262
Computer Sciences Corp.	3,757	112,485
Dell, Inc.*	34,542	573,397
EMC Corp.*	46,648	1,393,842
Hewlett-Packard Co.	44,883	1,069,562
International Business Machines Corp.	26,358	5,499,597
Lexmark International, Inc., Class A	1,721	57,206
NetApp, Inc.*	8,221	368,054
SanDisk Corp.*	5,597	277,555
Teradata Corp.*	3,816	260,060
Western Digital Corp.*	5,000	206,950

		23,988,497

Cosmetics & Personal Care — 2.0%
Avon Products, Inc.	9,550	184,888
Colgate-Palmolive Co.	10,935	1,069,224
The Estee Lauder Cos., Inc., Class A	5,274	326,672
The Procter & Gamble Co.	62,594	4,206,943

		5,787,727

Distribution & Wholesale — 0.3%
Fastenal Co.	6,700	362,470
Genuine Parts Co.	3,405	213,664
W.W. Grainger, Inc.	1,372	294,719

		870,853

Diversified Financial Services — 1.8%
American Express Co.	23,080	1,335,409
Ameriprise Financial, Inc.	5,046	288,278
BlackRock, Inc.	2,300	471,270
CME Group, Inc.	1,512	437,467
Discover Financial Services	12,278	409,348
E*Trade Financial Corp.*	5,181	56,732
Federated Investors, Inc., Class B	2,495	55,913
Franklin Resources, Inc.	3,252	403,345
IntercontinentalExchange, Inc.*	1,680	230,866
Invesco Ltd.	10,167	271,154
Legg Mason, Inc.	2,861	79,908
NYSE Euronext	5,785	173,608
SLM Corp.	11,534	181,776

	Number of Shares	Value†

Diversified Financial Services — (continued)
T. Rowe Price Group, Inc.	5,781	$377,499
The Charles Schwab Corp.	24,869	357,367
The NASDAQ OMX Group, Inc.*	3,100	80,290

		5,210,230

Diversified Operations — 0.0%
Leucadia National Corp.	4,360	113,796

Electric — 3.0%
Ameren Corp.	5,298	172,609
American Electric Power Co., Inc.	11,057	426,579
CMS Energy Corp.	5,807	127,754
Consolidated Edison, Inc.	6,634	387,558
Dominion Resources, Inc.	13,109	671,312
DTE Energy Co.	3,992	219,680
Duke Energy Corp.	30,343	637,506
Edison International	7,174	304,967
Entergy Corp.	3,947	265,238
Exelon Corp.	19,310	757,145
FirstEnergy Corp.	9,656	440,217
Integrys Energy Group, Inc.	1,595	84,519
NextEra Energy, Inc.	9,485	579,344
Northeast Utilities	4,100	152,192
NRG Energy, Inc.*	5,200	81,484
Pepco Holdings, Inc.	5,540	104,651
PG&E Corp.	9,350	405,884
Pinnacle West Capital Corp.	2,569	123,055
PPL Corp.	12,798	361,671
Progress Energy, Inc.	6,713	356,527
Public Service Enterprise Group, Inc.	11,349	347,393
SCANA Corp.	2,800	127,708
Southern Co.	19,711	885,615
TECO Energy, Inc.	5,423	95,174
The AES Corp.*	14,444	188,783
Wisconsin Energy Corp.	5,200	182,936
Xcel Energy, Inc.	11,030	291,964

		8,779,465

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	16,676	870,153
Molex, Inc.	2,823	79,383

		949,536

Electronics — 1.2%
Agilent Technologies, Inc.	7,945	353,632
Amphenol Corp., Class A	3,900	233,103
FLIR Systems, Inc.	3,600	91,116
Honeywell International, Inc.	17,708	1,081,073
Jabil Circuit, Inc.	4,292	107,815
PerkinElmer, Inc.	2,216	61,295
TE Connectivity Ltd.	9,700	356,475
Thermo Fisher Scientific, Inc.	8,482	478,215
Tyco International Ltd.	10,500	589,890
Waters Corp.*	1,958	181,428

		3,534,042

Energy-Alternate Sources — 0.0%
First Solar, Inc.*	1,200	30,060

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Engineering & Construction — 0.1%
Fluor Corp.	3,970	$238,359
Jacobs Engineering Group, Inc.*	2,983	132,356

		370,715

Entertainment — 0.0%
International Game Technology	6,657	111,771

Environmental Control — 0.3%
Republic Services, Inc.	7,014	214,348
Stericycle, Inc.*	2,000	167,280
Waste Management, Inc.	10,500	367,080

		748,708

Food — 1.9%
Campbell Soup Co.	4,016	135,942
ConAgra Foods, Inc.	9,402	246,896
Dean Foods Co.*	3,972	48,101
General Mills, Inc.	14,610	576,364
H.J. Heinz Co.	7,166	383,739
Hormel Foods Corp.	3,400	100,368
Kellogg Co.	5,666	303,868
Kraft Foods, Inc., Class A	40,163	1,526,596
McCormick & Co., Inc.	2,808	152,839
Safeway, Inc.	6,170	124,696
Sara Lee Corp.	13,719	295,370
SUPERVALU, Inc.	4,753	27,140
SYSCO Corp.	13,252	395,705
The Hershey Co.	3,487	213,858
The J.M. Smucker Co.	2,534	206,166
The Kroger Co.	13,045	316,080
Tyson Foods, Inc., Class A	6,649	127,328
Whole Foods Market, Inc.	3,643	303,098

		5,484,154

Forest Products & Paper — 0.2%
International Paper Co.	9,667	339,312
MeadWestvaco Corp.	3,999	126,328

		465,640

Gas — 0.3%
AGL Resources, Inc.	2,600	101,972
CenterPoint Energy, Inc.	9,022	177,914
NiSource, Inc.	5,865	142,813
Sempra Energy	5,298	317,668

		740,367

Hand & Machine Tools — 0.1%
Snap-On, Inc.	1,328	80,968
Stanley Black & Decker, Inc.	3,940	303,223

		384,191

Healthcare Products — 1.8%
Bard (C.R.), Inc.	1,942	191,714
Baxter International, Inc.	12,775	763,689
Becton, Dickinson & Co.	4,875	378,544
Boston Scientific Corp.*	34,748	207,793
CareFusion Corp.*	5,241	135,899
Covidien Plc	10,900	596,012
DENTSPLY International, Inc.	3,200	128,416
Edwards Lifesciences Corp.*	2,600	189,098

	Number of Shares	Value†

Healthcare Products — (continued)
Hospira, Inc.*	3,912	$146,270
Intuitive Surgical, Inc.*	907	491,367
Medtronic, Inc.	23,873	935,583
Patterson Cos., Inc.	1,974	65,932
St. Jude Medical, Inc.	7,330	324,792
Stryker Corp.	7,381	409,498
Varian Medical Systems, Inc.*	2,657	183,227
Zimmer Holdings, Inc.	4,029	258,984

		5,406,818

Healthcare Services — 1.3%
Aetna, Inc.	7,985	400,528
CIGNA Corp.	6,494	319,829
Coventry Health Care, Inc.*	3,367	119,764
DaVita, Inc.*	2,149	193,775
Humana, Inc.	3,710	343,101
Laboratory Corp. of America Holdings*	2,177	199,283
Quest Diagnostics, Inc.	3,587	219,345
Tenet Healthcare Corp.*	9,374	49,776
UnitedHealth Group, Inc.	23,741	1,399,295
WellPoint, Inc.	7,595	560,511

		3,805,207

Home Builders — 0.1%
D.R. Horton, Inc.	6,376	96,724
Lennar Corp., Class A	3,136	85,236
Pulte Group, Inc.*	8,034	71,101

		253,061

Home Furnishings — 0.1%
Harman International Industries, Inc.	1,438	67,313
Whirlpool Corp.	1,669	128,279

		195,592

Household Products & Wares — 0.3%
Avery Dennison Corp.	2,183	65,774
Clorox Co.	2,997	206,044
Kimberly-Clark Corp.	8,987	664,049

		935,867

Housewares — 0.0%
Newell Rubbermaid, Inc.	7,117	126,754

Insurance — 3.5%
ACE Ltd.	7,700	563,640
Aflac, Inc.	10,600	487,494
American International Group, Inc.*	12,385	381,829
AON Corp.	7,544	370,109
Assurant, Inc.	2,073	83,956
Berkshire Hathaway, Inc., Class B*	39,950	3,241,942
Chubb Corp.	6,151	425,096
Cincinnati Financial Corp.	3,692	127,411
Genworth Financial, Inc., Class A*	11,369	94,590
Hartford Financial Services Group, Inc.	10,457	220,434
Lincoln National Corp.	6,573	173,264
Loews Corp.	6,925	276,100
Marsh & McLennan Cos., Inc.	12,109	397,054
MetLife, Inc.	24,085	899,575
Principal Financial Group, Inc.	7,065	208,488
Prudential Financial, Inc.	10,630	673,836

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
The Allstate Corp.	11,276	$371,206
The Progressive Corp.	13,856	321,182
The Travelers Cos., Inc.	8,931	528,715
Torchmark Corp.	2,235	111,415
Unum Group	6,676	163,428
XL Group Plc	6,749	146,386

		10,267,150

Internet — 2.9%
Amazon.com, Inc.*	8,275	1,675,770
eBay, Inc.*	26,028	960,173
Expedia, Inc.	2,094	70,023
F5 Networks, Inc.*	1,800	242,928
Google, Inc., Class A*	5,735	3,677,511
NetFlix, Inc.*	1,200	138,048
priceline.com, Inc.*	1,152	826,560
Symantec Corp.*	16,538	309,261
TripAdvisor, Inc.*	2,094	74,693
VeriSign, Inc.	3,609	138,369
Yahoo!, Inc.*	27,617	420,331

		8,533,667

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	2,278	93,786
Cliffs Natural Resources, Inc.	3,100	214,706
Nucor Corp.	7,035	302,153
United States Steel Corp.	3,203	94,072

		704,717

Leisure Time — 0.2%
Carnival Corp.	10,245	328,660
Harley-Davidson, Inc.	5,128	251,682

		580,342

Lodging — 0.3%
Marriott International, Inc., Class A	6,185	234,102
Starwood Hotels & Resorts Worldwide, Inc.*	4,252	239,855
Wyndham Worldwide Corp.	3,560	165,576
Wynn Resorts Ltd.	1,800	224,784

		864,317

Machinery — Construction & Mining — 0.6%
Caterpillar, Inc.	14,728	1,568,827
Joy Global, Inc.	2,300	169,050

		1,737,877

Machinery — Diversified — 0.7%
Cummins, Inc.	4,374	525,055
Deere & Co.	9,132	738,779
Flowserve Corp.	1,300	150,163
Rockwell Automation, Inc.	3,271	260,699
Roper Industries, Inc.	2,200	218,152
Xylem, Inc.	4,054	112,498

		2,005,346

Media — 3.0%
Cablevision Systems Corp., Class A	5,000	73,400
CBS Corp., Class B	14,725	499,325
Comcast Corp., Class A	61,234	1,837,632
DIRECTV, Class A*	15,319	755,840

	Number of Shares	Value†

Media — (continued)
Discovery Communications, Inc., Class A*	6,100	$308,660
Gannett Co., Inc.	5,374	82,383
News Corp., Class A	48,860	962,053
Scripps Networks Interactive, Inc., Class A	2,056	100,107
The McGraw-Hill Cos., Inc.	6,286	304,683
The Walt Disney Co.*	40,676	1,780,795
The Washington Post Co., Class B	63	23,535
Time Warner Cable, Inc.	7,096	578,324
Time Warner, Inc.	22,004	830,651
Viacom, Inc., Class B	12,281	582,856

		8,720,244

Metal Fabricate/Hardware — 0.2%
Precision Castparts Corp.	3,325	574,893

Mining — 0.6%
Alcoa, Inc.	23,248	232,945
Freeport-McMoRan Copper & Gold, Inc.	21,496	817,708
Newmont Mining Corp.	11,183	573,352
Titanium Metals Corp.	1,912	25,927
Vulcan Materials Co.	3,041	129,942

		1,779,874

Miscellaneous Manufacturing — 3.2%
3M Co.	15,780	1,407,734
Cooper Industries Plc	3,700	236,615
Danaher Corp.	12,968	726,208
Dover Corp.	4,105	258,369
Eaton Corp.	7,440	370,735
General Electric Co.	240,325	4,823,323
Illinois Tool Works, Inc.	11,019	629,405
Ingersoll-Rand Plc	6,800	281,180
Leggett & Platt, Inc.	3,354	77,175
Pall Corp.	2,645	157,721
Parker Hannifin Corp.	3,481	294,319
Textron, Inc.	6,076	169,095

		9,431,879

Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	4,261	74,908
Xerox Corp.	31,055	250,925

		325,833

Oil & Gas — 8.8%
Anadarko Petroleum Corp.	11,359	889,864
Apache Corp.	8,723	876,138
Cabot Oil & Gas Corp.	4,444	138,519
Chesapeake Energy Corp.	15,010	347,782
Chevron Corp.	44,870	4,811,859
ConocoPhillips	29,080	2,210,371
Denbury Resources, Inc.*	9,300	169,539
Devon Energy Corp.	9,229	656,366
Diamond Offshore Drilling, Inc.	1,600	106,800
EOG Resources, Inc.	6,158	684,154
EQT Corp.	3,200	154,272
Exxon Mobil Corp.	107,065	9,285,747
Helmerich & Payne, Inc.	2,400	129,480
Hess Corp.	6,797	400,683
Marathon Oil Corp.	16,051	508,817

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Marathon Petroleum Corp.	8,025	$347,964
Murphy Oil Corp.	4,217	237,291
Nabors Industries Ltd.*	6,108	106,829
Newfield Exploration Co.*	2,900	100,572
Noble Corp.	5,700	213,579
Noble Energy, Inc.	4,069	397,867
Occidental Petroleum Corp.	18,458	1,757,755
Pioneer Natural Resources Co.	2,700	301,293
QEP Resources, Inc.	3,790	115,595
Range Resources Corp.	3,423	199,013
Rowan Cos., Inc.*	2,403	79,131
Southwestern Energy Co.*	7,690	235,314
Sunoco, Inc.	2,386	91,026
Tesoro Corp.*	2,894	77,675
Valero Energy Corp.	12,540	323,156
WPX Energy, Inc.	4,344	78,235

		26,032,686

Oil & Gas Services — 1.6%
Baker Hughes, Inc.	9,728	407,992
Cameron International Corp.*	5,639	297,908
FMC Technologies, Inc.*	5,600	282,352
Halliburton Co.	20,969	695,961
National Oilwell Varco, Inc.	9,623	764,740
Schlumberger Ltd.	30,259	2,116,012

		4,564,965

Packaging and Containers — 0.1%
Ball Corp.	3,726	159,771
Bemis Co., Inc.	2,549	82,307
Owens-Illinois, Inc.*	4,000	93,360
Sealed Air Corp.	4,033	77,877

		413,315

Pharmaceuticals — 6.5%
Abbott Laboratories	35,696	2,187,808
Allergan, Inc.	6,916	659,994
AmerisourceBergen Corp.	6,000	238,080
Bristol-Myers Squibb Co.	38,397	1,295,899
Cardinal Health, Inc.	7,682	331,171
Eli Lilly & Co.	23,154	932,411
Express Scripts, Inc.*	10,926	591,971
Forest Laboratories, Inc.*	6,062	210,291
Johnson & Johnson	62,341	4,112,012
McKesson Corp.	5,625	493,706
Mead Johnson Nutrition Co.	4,568	376,769
Medco Health Solutions, Inc.*	8,813	619,554
Merck & Co., Inc.	69,154	2,655,514
Mylan, Inc.*	9,756	228,778
Perrigo Co.	2,100	216,951
Pfizer, Inc.	171,256	3,880,661
Watson Pharmaceuticals, Inc.*	2,943	197,357

		19,228,927

Pipelines — 0.5%
El Paso Corp.	17,341	512,427
Oneok, Inc.	2,400	195,984
Spectra Energy Corp.	14,884	469,590

	Number of Shares	Value†

Pipelines — (continued)
The Williams Cos., Inc.	13,734	$423,144

		1,601,145

Real Estate — 0.0%
CBRE Group, Inc., Class A*	6,701	133,752

Retail — 6.2%
Abercrombie & Fitch Co., Class A	1,900	94,259
AutoNation, Inc.*	1,219	41,824
AutoZone, Inc.*	641	238,324
Bed Bath & Beyond, Inc.*	5,366	352,922
Best Buy Co., Inc.	6,468	153,162
Big Lots, Inc.*	1,697	73,005
CarMax, Inc.*	5,200	180,180
Chipotle Mexican Grill, Inc.*	700	292,600
Costco Wholesale Corp.	9,877	896,832
CVS Caremark Corp.	29,567	1,324,602
Darden Restaurants, Inc.	2,940	150,410
Dollar Tree, Inc.*	2,700	255,123
Family Dollar Stores, Inc.	2,733	172,944
GameStop Corp., Class A*	3,164	69,102
J.C. Penney Co., Inc.	3,144	111,392
Kohl’s Corp.	5,801	290,224
Lowe’s Cos., Inc.	28,240	886,171
Ltd. Brands, Inc.	5,460	262,080
Macy’s, Inc.	9,327	370,562
McDonald’s Corp.	23,178	2,273,762
Nordstrom, Inc.	3,737	208,226
O’Reilly Automotive, Inc.*	2,900	264,915
Ross Stores, Inc.	5,200	302,120
Sears Holding Corp.*	869	57,571
Staples, Inc.	15,337	248,153
Starbucks Corp.	17,144	958,178
Target Corp.	15,332	893,396
The Gap, Inc.	7,582	198,193
The Home Depot, Inc.	35,004	1,761,051
Tiffany & Co.	2,764	191,075
TJX Cos., Inc.	17,118	679,756
Urban Outfitters, Inc.*	2,500	72,775
Wal-Mart Stores, Inc.	39,647	2,426,396
Walgreen Co.	19,879	665,748
Yum! Brands, Inc.	10,469	745,183

		18,162,216

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	11,257	82,289
People’s United Financial, Inc.	9,000	119,160

		201,449

Semiconductors — 3.2%
Advanced Micro Devices, Inc.*	13,368	107,211
Altera Corp.	7,465	297,256
Analog Devices, Inc.	6,576	265,670
Applied Materials, Inc.	29,321	364,753
Broadcom Corp., Class A	11,108	436,544
Intel Corp.	113,475	3,189,782
KLA-Tencor Corp.	3,627	197,381
Linear Technology Corp.	5,441	183,362

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
LSI Corp.*	12,772	$110,861
Microchip Technology, Inc.	4,318	160,630
Micron Technology, Inc.*	22,486	182,137
Novellus Systems, Inc.*	1,653	82,501
NVIDIA Corp.*	13,754	211,674
QUALCOMM, Inc.	38,399	2,611,900
Teradyne, Inc.*	3,357	56,700
Texas Instruments, Inc.	25,993	873,625
Xilinx, Inc.	5,664	206,340

		9,538,327

Software — 3.9%
Adobe Systems, Inc.*	11,405	391,305
Akamai Technologies, Inc.*	4,291	157,479
Autodesk, Inc.*	4,981	210,796
BMC Software, Inc.*	3,837	154,094
CA, Inc.	8,439	232,579
Cerner Corp.*	3,300	251,328
Citrix Systems, Inc.*	4,091	322,821
Dun & Bradstreet Corp.	1,100	93,203
Electronic Arts, Inc.*	7,730	127,390
Fidelity National Information Services, Inc.	5,359	177,490
Fiserv, Inc.*	3,207	222,534
Intuit, Inc.	6,792	408,403
Microsoft Corp.	169,615	5,470,084
Oracle Corp.	89,017	2,595,736
Red Hat, Inc.*	4,200	251,538
Salesforce.com, Inc.*	3,100	478,981

		11,545,761

Telecommunications — 4.1%
AT&T, Inc.	134,643	4,204,901
CenturyLink, Inc.	14,126	545,970
Cisco Systems, Inc.	122,380	2,588,337
Corning, Inc.	35,315	497,235
Crown Castle International Corp.*	5,800	309,372
Frontier Communications Corp.	21,472	89,538
Harris Corp.	2,600	117,208
JDS Uniphase Corp.*	4,496	65,147
Juniper Networks, Inc.*	12,071	276,184
MetroPCS Communications, Inc.*	6,400	57,728
Motorola Mobility Holdings, Inc.*	5,803	227,710
Motorola Solutions, Inc.	6,746	342,899
Sprint Nextel Corp.*	66,383	189,192
Verizon Communications, Inc.	64,376	2,461,095
Windstream Corp.	13,351	156,340

		12,128,856

Textiles — 0.0%
Cintas Corp.	2,455	96,040

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,612	95,913
Mattel, Inc.	7,881	265,274

		361,187

Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	3,739	244,867
CSX Corp.	24,266	522,204

	Number of Shares	Value†

Transportation — (continued)
Expeditors International of Washington, Inc.*	4,973	$231,294
FedEx Corp.	7,166	658,986
Norfolk Southern Corp.	7,452	490,565
Ryder System, Inc.	1,125	59,400
Union Pacific Corp.	11,010	1,183,355
United Parcel Service, Inc., Class B	21,774	1,757,597

		5,148,268

TOTAL COMMON STOCKS (Cost $232,759,877)		283,398,338

REAL ESTATE INVESTMENT TRUSTS — 1.9%
Apartments — 0.3%
Apartment Investment & Management Co., Class A	2,762	72,945
AvalonBay Communities, Inc.	2,192	309,839
Equity Residential	6,992	437,839

		820,623

Diversified — 0.4%
American Tower Corp.*	8,859	558,294
Vornado Realty Trust	4,087	344,126
Weyerhaeuser Co.	11,808	258,831

		1,161,251

Forest Products & Paper — 0.1%
Plum Creek Timber Co.	3,847	159,881

Healthcare — 0.3%
HCP, Inc.	9,040	356,719
Health Care REIT, Inc.	4,600	252,816
Ventas, Inc.	6,453	368,466

		978,001

Hotels & Resorts — 0.1%
Host Hotels & Resorts, Inc.	15,376	252,474

Industrial — 0.1%
ProLogis, Inc.	10,599	381,776

Office Property — 0.1%
Boston Properties, Inc.	3,342	350,876

Regional Malls — 0.3%
Simon Property Group, Inc.	6,928	1,009,271

Storage & Warehousing — 0.1%
Public Storage	3,216	444,355

Strip Centers — 0.1%
Kimco Realty Corp.	9,564	184,202

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,486,088)		5,742,710

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Index 500 Fund

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.1%
U S Treasury Bills
0.030%, 06/14/12	$15	$14,998
0.043%, 06/14/12	45	44,994
U.S. Treasury Bills
0.035%, 04/05/12	40	40,000
0.010%, 04/19/12	15	15,000
0.050%, 05/17/12	224	223,981

TOTAL U.S. TREASURY OBLIGATIONS (Cost $338,980)		338,973

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $4,880,645)	4,880,645	4,880,644

TOTAL INVESTMENTS — 100.0% (Cost $242,465,590)(a)		$294,360,665

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At September 30, 2011, the cost for Federal income tax purposes was $242,465,590. Net unrealized appreciation was $51,895,075. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $84,517,153 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $32,622,078.

Plc — Public Limited Company.

REIT — Real Estate Investment Trust.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Index 500 Fund

Summary of inputs used to value the Fund’s investments as of 12/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$283,398,338	$283,398,338	$—	$—
REAL ESTATE INVESTMENT TRUSTS	5,742,710	5,742,710	—	—
U.S. TREASURY OBLIGATIONS	338,973	—	338,973	—
SHORT-TERM INVESTMENTS	4,880,645	4,880,645	—	—

TOTAL INVESTMENTS	$294,360,666	$294,021,693	$338,973	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Mid Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 98.1%
Aerospace & Defense — 0.9%
Triumph Group, Inc.	15,860	$993,788

Airlines — 0.8%
United Continental Holdings, Inc.*	41,925	901,388

Apparel — 3.0%
Coach, Inc.	17,610	1,360,901
Deckers Outdoor Corp.*	14,650	923,683
Ralph Lauren Corp.	6,480	1,129,658

		3,414,242

Auto Parts & Equipment — 1.1%
BorgWarner, Inc.*	15,080	1,271,847

Banks — 1.9%
East West Bancorp, Inc.	29,000	669,610
First Republic Bank*	25,080	826,135
Signature Bank*	10,570	666,333

		2,162,078

Beverages — 1.3%
Monster Beverage Corp.*	23,850	1,480,847

Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc.*	22,240	2,065,206
Illumina, Inc.*	7,920	416,671
Regeneron Pharmaceuticals, Inc.*	9,540	1,112,555

		3,594,432

Building Materials — 0.7%
Owens Corning*	21,550	776,447

Chemicals — 3.1%
Airgas, Inc.	9,180	816,745
CF Industries Holdings, Inc.	6,630	1,210,969
PPG Industries, Inc.	16,020	1,534,716

		3,562,430

Coal — 1.3%
Alpha Natural Resources, Inc.*	49,090	746,659
Peabody Energy Corp.	25,570	740,507

		1,487,166

Commercial Services — 2.3%
Equifax, Inc.	21,150	936,099
Manpower, Inc.	20,680	979,612
Towers Watson & Co., Class A	11,030	728,752

		2,644,463

Computers — 2.4%
Fortinet, Inc.*	25,620	708,393
SanDisk Corp.*	40,440	2,005,420

		2,713,813

Distribution & Wholesale — 0.8%
W.W. Grainger, Inc.	4,040	867,832

Diversified Financial Services — 2.2%
Affiliated Managers Group, Inc.*	14,620	1,634,662
IntercontinentalExchange, Inc.*	6,010	825,894

		2,460,556

	Number of Shares	Value†

Electronics — 2.0%
Agilent Technologies, Inc.	33,700	$1,499,987
Waters Corp.*	8,330	771,858

		2,271,845

Engineering & Construction — 1.0%
KBR, Inc.	30,440	1,082,142

Environmental Control — 0.7%
Clean Harbors, Inc.*	12,410	835,565

Food — 2.7%
The Hershey Co.	16,470	1,010,105
Whole Foods Market, Inc.	23,960	1,993,472

		3,003,577

Hand & Machine Tools — 0.9%
Stanley Black & Decker, Inc.	12,780	983,549

Healthcare Products — 2.5%
Cepheid, Inc.*	14,840	620,757
IDEXX Laboratories Inc.*	6,720	587,664
Intuitive Surgical, Inc.*	3,060	1,657,755

		2,866,176

Healthcare Services — 2.6%
AMERIGROUP Corp.*	11,280	758,918
Universal Health Services, Inc., Class B	17,780	745,160
WellCare Health Plans, Inc.*	19,570	1,406,692

		2,910,770

Internet — 4.2%
F5 Networks, Inc.*	12,390	1,672,155
LinkedIn Corp., Class A*	12,860	1,311,591
Shutterfly, Inc.*	25,180	788,889
TIBCO Software, Inc.*	30,840	940,620

		4,713,255

Iron & Steel — 1.2%
Cliffs Natural Resources, Inc.	20,030	1,387,278

Leisure Time — 1.0%
Harley-Davidson, Inc.	24,030	1,179,392

Lodging — 4.3%
MGM Resorts International*	75,790	1,032,260
Starwood Hotels & Resorts Worldwide, Inc.	41,580	2,345,528
Wynn Resorts Ltd.	11,570	1,444,861

		4,822,649

Machinery — Construction & Mining — 1.1%
Joy Global, Inc.	17,410	1,279,635

Machinery — Diversified — 0.9%
Roper Industries, Inc.	10,320	1,023,331

Miscellaneous Manufacturing — 2.0%
Cooper Industries Plc	20,930	1,338,473
Hexcel Corp.*	36,650	879,967

		2,218,440

Oil & Gas — 6.1%
Cabot Oil & Gas Corp.	42,080	1,311,633

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Mid Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Concho Resources, Inc.*	19,320	$1,972,185
Plains Exploration & Production Co.*	17,560	748,934
Range Resources Corp.	6,490	377,329
Rowan Cos., Inc.*	20,990	691,201
SM Energy Co.	24,870	1,760,050

		6,861,332

Oil & Gas Services — 2.4%
Cameron International Corp.*	27,650	1,460,749
FMC Technologies, Inc.*	24,190	1,219,660

		2,680,409

Packaging and Containers — 0.7%
Crown Holdings, Inc.*	21,450	790,004

Pharmaceuticals — 4.0%
AmerisourceBergen Corp.	22,240	882,483
BioMarin Pharmaceutical, Inc.*	15,430	528,478
Mead Johnson Nutrition Co.	12,740	1,050,795
Perrigo Co.	11,430	1,180,833
SXC Health Solutions Corp.*	12,470	934,751

		4,577,340

Real Estate — 1.6%
CBRE Group, Inc., Class A*	93,350	1,863,266

Retail — 6.8%
Arcos Dorados Holdings Inc., Class A	31,900	577,071
Bed Bath & Beyond, Inc.*	30,180	1,984,939
Family Dollar Stores, Inc.	19,330	1,223,202
Guess?, Inc.	32,060	1,001,875
Lululemon Athletica, Inc.*	11,990	895,413
Nordstrom, Inc.	36,540	2,036,009

		7,718,509

Semiconductors — 12.6%
Altera Corp.	26,370	1,050,053
Avago Technologies Ltd.	44,040	1,716,239
Broadcom Corp., Class A	58,800	2,310,840
Lam Research Corp.*	48,860	2,180,133
LSI Corp.*	196,000	1,701,280
NXP Semiconductors N.V.*	32,880	874,937
ON Semiconductor Corp.*	274,840	2,476,308
Teradyne, Inc.*	115,710	1,954,342

		14,264,132

Software — 6.2%
Cerner Corp.*	16,970	1,292,435
Citrix Systems, Inc.*	29,590	2,334,947
Fiserv, Inc.*	16,830	1,167,834
Salesforce.com, Inc.*	8,280	1,279,343
VeriFone Systems, Inc.*	17,850	925,879

		7,000,438

Telecommunications — 2.3%
Acme Packet, Inc.*	12,340	339,597
JDS Uniphase Corp.*	67,880	983,581
Juniper Networks, Inc.*	58,120	1,329,786

		2,652,964

	Number of Shares	Value†

Transportation — 3.3%
Expeditors International of Washington, Inc.	37,490	$1,743,660
Genesee & Wyoming, Inc., Class A*	17,040	930,043
Kirby Corp.*	15,940	1,048,693

		3,722,396

TOTAL COMMON STOCKS (Cost $92,189,464)		111,039,723

REAL ESTATE INVESTMENT TRUSTS — 0.4%
Apartments — 0.4%
Camden Property Trust (Cost $482,747)	7,920	520,740

SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,653,360)	1,653,360	1,653,360

TOTAL INVESTMENTS — 100.0% (Cost $94,325,571)(a)		$113,213,823

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2012, the cost for Federal income tax purposes was $94,500,784. Net unrealized appreciation was $18,713,039. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $20,814,437 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,101,398.

Plc — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Mid Cap Growth Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Significant Observable Input		Level 3 Significant Unobservable Input
COMMON STOCKS	$111,039,723	$111,039,723	$		$
REAL ESTATE INVESTMENT TRUSTS	520,740	520,740
SHORT-TERM INVESTMENTS	1,653,360	1,653,360		—		—

TOTAL INVESTMENTS	$113,213,823	$113,213,823		$—		$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Mid Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 95.8%
Aerospace & Defense — 4.7%
General Dynamics Corp.	35,500	$2,604,990
Rockwell Collins, Inc.	39,900	2,296,644

		4,901,634

Auto Manufacturers — 1.8%
Navistar International Corp.*	47,800	1,933,510

Banks — 6.1%
BB&T Corp.	41,000	1,286,990
Comerica, Inc.	41,500	1,342,940
Huntington Bancshares, Inc.	265,400	1,711,830
State Street Corp.	46,700	2,124,850

		6,466,610

Beverages — 2.3%
Constellation Brands, Inc., Class A*	102,400	2,415,616

Chemicals — 2.5%
Akzo Nobel NV - Sponsored ADR	132,600	2,601,612

Coal — 0.5%
SunCoke Energy, Inc.*	37,556	533,671

Commercial Services — 4.5%
Corrections Corporation of America*	103,000	2,812,930
The Western Union Co.	110,100	1,937,760

		4,750,690

Cosmetics & Personal Care — 1.3%
Avon Products, Inc.	68,600	1,328,096

Electric — 2.0%
NV Energy, Inc.	133,600	2,153,632

Electronics — 4.9%
Dolby Laboratories, Inc., Class A*	24,600	936,276
Flextronics International Ltd.*	228,500	1,652,055
Tyco International Ltd.	45,700	2,567,426

		5,155,757

Energy-Alternate Sources — 1.7%
Covanta Holding Corp.	108,300	1,757,709

Engineering & Construction — 1.2%
KBR, Inc.	35,600	1,265,580

Environmental Control — 2.1%
Republic Services, Inc.	72,100	2,203,376

Food — 3.1%
Safeway, Inc.	163,200	3,298,272

Gas — 4.2%
CenterPoint Energy, Inc.	138,000	2,721,360
Sempra Energy	28,700	1,720,852

		4,442,212

Healthcare Products — 7.0%
Covidien Plc	38,500	2,105,180
Hospira, Inc.*	63,300	2,366,787

	Number of Shares	Value†

Healthcare Products — (continued)
Zimmer Holdings, Inc.	44,300	$2,847,604

		7,319,571

Household Products & Wares — 2.2%
Avery Dennison Corp.	78,100	2,353,153

Internet — 2.2%
Symantec Corp.*	126,700	2,369,290

Lodging — 1.7%
Wyndham Worldwide Corp.	38,200	1,776,682

Media — 2.1%
Cablevision Systems Corp., Class A	147,600	2,166,768

Miscellaneous Manufacturing — 4.7%
Ingersoll-Rand Plc	30,700	1,269,445
ITT Corp.*	84,100	1,929,254
The Brink’s Co.	74,000	1,766,380

		4,965,079

Oil & Gas — 3.1%
Southwestern Energy Co.*	73,800	2,258,280
Sunoco, Inc.	26,600	1,014,790

		3,273,070

Oil & Gas Services — 0.9%
Dresser-Rand Group, Inc.*	19,600	909,244

Pharmaceuticals — 2.6%
Cardinal Health, Inc.	24,800	1,069,128
Omnicare, Inc.	46,700	1,661,119

		2,730,247

Retail — 11.9%
Best Buy Co., Inc.	118,600	2,808,448
Chico’s FAS, Inc.	176,200	2,660,620
CVS Caremark Corp.	72,000	3,225,600
Kohl’s Corp.	32,300	1,615,969
Staples, Inc.	139,600	2,258,728

		12,569,365

Savings & Loans — 3.0%
BankUnited, Inc.	45,700	1,142,500
People’s United Financial, Inc.	152,100	2,013,804

		3,156,304

Semiconductors — 1.2%
Freescale Semiconductor Holdings I Ltd.*	80,000	1,231,200

Software — 4.1%
BMC Software, Inc.*	30,600	1,228,896
Fidelity National Information Services, Inc.	93,500	3,096,720

		4,325,616

Telecommunications — 6.2%
Amdocs Ltd.*	62,400	1,970,592
Motorola Solutions, Inc.	42,700	2,170,441

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Mid Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — (continued)
Virgin Media, Inc.	97,100	$2,425,558

		6,566,591

TOTAL COMMON STOCKS (Cost $89,344,544)		100,920,157

REAL ESTATE INVESTMENT TRUSTS — 1.1%
Building & Real Estate — 1.1%
Starwood Property Trust, Inc. (Cost $965,882)	52,400	1,101,448

SHORT-TERM INVESTMENTS — 3.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,284,721)	3,284,721	3,284,721

TOTAL INVESTMENTS — 100.0% (Cost $93,595,147)(a)		$105,306,326

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2012, the cost for Federal income tax purposes was $93,595,409. Net unrealized appreciation was $11,710,917. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $12,898,230 and aggregate gross unrealized appreciation for all securities in which there was an excess of tax cost over market value of $1,278,313.

ADR — American Depository Receipt.

Plc — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Mid Cap Value Fund

Country Weightings as of 03/31/2012 ††
United States	90%
Ireland	3
Netherlands	3
Bermuda	2
Singapore	2

Total	100%

†† % of total investments as of March 31, 2012

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Mid Cap Value Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Significant Observable Input		Level 3 Significant Unobservable Input
COMMON STOCKS	$100,920,157	$100,920,157	$		$
REAL ESTATE INVESTMENT TRUSTS	1,101,448	1,101,448
SHORT-TERM INVESTMENTS	3,284,721	3,284,721		—		—

TOTAL INVESTMENTS	$105,306,326	$105,306,326		$—		$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Mid Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — 95.5%
Advertising — 4.5%
Omnicom Group, Inc.	26,300	$1,332,095
The Interpublic Group of Cos., Inc.	148,900	1,698,949

		3,031,044

Aerospace & Defense — 2.2%
Esterline Technologies Corp.*	8,266	590,688
Rockwell Collins, Inc.	15,600	897,936

		1,488,624

Agriculture — 1.8%
Bunge Ltd.	17,800	1,218,232

Airlines — 0.1%
United Continental Holdings, Inc.*	3,400	73,100

Apparel — 0.4%
Gildan Activewear, Inc.	9,800	269,990

Auto Parts & Equipment — 0.4%
Lear Corp.	5,300	246,397

Banks — 8.1%
CIT Group, Inc.*	11,100	457,764
City National Corp.	14,800	776,556
Comerica, Inc.	22,500	728,100
Commerce Bancshares, Inc.	9,900	401,148
Cullen/Frost Bankers, Inc.	12,300	715,737
Hancock Holding Co.	22,300	791,873
M&T Bank Corp.	10,400	903,552
Signature Bank*	7,800	491,712
Zions Bancorporation	7,600	163,096

		5,429,538

Beverages — 1.2%
Beam, Inc.	10,245	600,050
Dr. Pepper Snapple Group, Inc.	5,900	237,239

		837,289

Building Materials — 0.3%
Eagle Materials, Inc.	3,800	132,050
Fortune Brands Home & Security, Inc.*	2,600	57,382

		189,432

Chemicals — 4.9%
Air Products & Chemicals, Inc.	6,300	578,340
Ashland, Inc.	17,000	1,038,020
Celanese Corp., Series A	10,000	461,800
Chemtura Corp.*	18,100	307,338
Eastman Chemical Co.	13,000	671,970
International Flavors & Fragrances, Inc.	4,000	234,400

		3,291,868

Commercial Services — 1.5%
Manpower, Inc.	15,523	735,325
The Western Union Co.	14,900	262,240

		997,565

Distribution & Wholesale — 0.7%
Arrow Electronics, Inc.*	10,600	444,882

Diversified Financial Services — 4.4%
Affiliated Managers Group, Inc.*	6,000	670,860

	Number of Shares	Value†

Diversified Financial Services — (continued)
Discover Financial Services	9,900	$330,066
Lazard Ltd., Class A	32,200	919,632
LPL Investment Holdings. Inc.*	8,800	333,872
Raymond James Financial, Inc.	14,100	515,073
The NASDAQ OMX Group, Inc.*	7,600	196,840

		2,966,343

Electric — 2.2%
CMS Energy Corp.	30,400	668,800
Northeast Utilities	5,455	202,490
NV Energy, Inc.	6,300	101,556
PPL Corp.	17,900	505,854

		1,478,700

Electrical Components & Equipment — 0.5%
AMETEK, Inc.	6,700	325,017

Electronics — 3.6%
Agilent Technologies, Inc.	13,200	587,532
Garmin Ltd.	7,400	347,430
TE Connectivity Ltd.	20,900	768,075
Tyco International Ltd.	9,800	550,564
Woodward, Inc.	4,100	175,603

		2,429,204

Engineering & Construction — 3.1%
Jacobs Engineering Group, Inc.*	22,500	998,325
URS Corp.	25,300	1,075,756

		2,074,081

Environmental Control — 1.1%
Republic Services, Inc.	23,600	721,216

Food — 0.2%
Flowers Foods, Inc.	6,300	128,331

Forest Products & Paper — 1.2%
International Paper Co.	23,500	824,850

Gas — 0.2%
Questar Corp.	8,500	163,710

Hand & Machine Tools — 0.7%
Kennametal, Inc.	11,100	494,283

Healthcare Products — 1.0%
St. Jude Medical, Inc.	15,200	673,512

Healthcare Services — 3.3%
CIGNA Corp.	18,600	916,050
Community Health Systems, Inc.*	19,000	422,560
DaVita, Inc.*	7,800	703,326
MEDNAX, Inc.*	2,258	167,927

		2,209,863

Home Furnishings — 1.2%
Harman International Industries, Inc.	17,900	837,899

Household Products & Wares — 1.0%
Tupperware Brands Corp.	10,900	692,150

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Mid Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — 4.6%
ACE Ltd.	9,900	$724,680
Everest Re Group Ltd.	8,045	744,323
Lincoln National Corp.	8,800	231,968
Marsh & McLennan Cos., Inc.	16,800	550,872
PartnerRe Ltd.	12,800	868,992

		3,120,835

Iron & Steel — 1.7%
Carpenter Technology Corp.	7,000	365,610
Reliance Steel & Aluminum Co.	14,300	807,664

		1,173,274

Machinery — Diversified — 1.2%
IDEX Corp.	15,041	633,677
Nordson Corp.	3,500	190,785

		824,462

Media — 1.0%
Discovery Communications, Inc., Class A*	13,500	683,100

Metal Fabricate/Hardware — 0.3%
Timken Co.	4,400	223,256

Miscellaneous Manufacturing — 5.0%
Dover Corp.	17,200	1,082,568
Eaton Corp.	13,200	657,756
Pall Corp.	6,700	399,521
Parker Hannifin Corp.	5,400	456,570
SPX Corp.	3,200	248,096
Trinity Industries, Inc.	14,900	490,955

		3,335,466

Oil & Gas — 3.1%
Ensco Plc ADR	12,700	672,211
EQT Corp.	6,700	323,007
QEP Resources, Inc.	10,700	326,350
Range Resources Corp.	7,500	436,050
Rowan Cos., Inc.*	10,300	339,179

		2,096,797

Oil & Gas Services — 1.9%
Halliburton Co.	12,200	404,918
Superior Energy Services, Inc.*	16,600	437,576
Weatherford International Ltd.*	28,400	428,556

		1,271,050

Packaging and Containers — 2.6%
Ball Corp.	13,300	570,304
Greif, Inc., Class A	15,200	849,984
Rock-Tenn Co., Class A	4,900	331,044

		1,751,332

Pharmaceuticals — 5.3%
McKesson Corp.	9,500	833,815
Mylan, Inc.*	56,100	1,315,545
Par Pharmaceutical Cos., Inc.*	13,500	522,855
Warner Chilcott Plc, Class A*	24,300	408,483
Watson Pharmaceuticals, Inc.*	7,300	489,538

		3,570,236

	Number of Shares	Value†

Pipelines — 0.9%
El Paso Corp.	20,500	$605,775

Real Estate — 1.1%
Jones Lang LaSalle, Inc.	8,648	720,465

Retail — 4.7%
Darden Restaurants, Inc.	3,200	163,712
Guess?, Inc.	16,200	506,250
Macy’s, Inc.	30,200	1,199,846
PetSmart, Inc.	2,900	165,938
Pier 1 Imports, Inc.*	47,416	862,023
PVH Corp.	2,900	259,057

		3,156,826

Semiconductors — 3.8%
Analog Devices, Inc.	11,800	476,720
Broadcom Corp., Class A	15,500	609,150
Lam Research Corp.*	9,700	432,814
Micron Technology, Inc.*	83,500	676,350
Xilinx, Inc.	10,923	397,925

		2,592,959

Software — 4.0%
Adobe Systems, Inc.*	14,700	504,357
Dun & Bradstreet Corp.	6,500	550,745
Fiserv, Inc.*	18,909	1,312,096
Intuit, Inc.	5,200	312,676

		2,679,874

Telecommunications — 2.2%
Anixter International, Inc.*	11,500	834,095
CenturyLink, Inc.	16,400	633,860

		1,467,955

Transportation — 2.3%
Gulfmark Offshore, Inc., Class A*	3,600	165,456
Kansas City Southern*	4,200	301,098
Knight Transportation, Inc.	23,100	407,946
Tidewater, Inc.	12,200	659,044

		1,533,544

TOTAL COMMON STOCKS (Cost $53,980,700)		64,344,326

REAL ESTATE INVESTMENT TRUSTS — 1.3%
Diversified — 0.5%
Weyerhaeuser Co.	15,500	339,760

Office Property — 0.8%
Alexandria Real Estate Equities, Inc.	7,600	555,788

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $765,555)		895,548

SHORT-TERM INVESTMENTS — 3.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,130,161)	2,130,161	2,130,161

TOTAL INVESTMENTS — 100.0% (Cost $56,876,416)(a)		$67,370,035

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Mid Core Value Fund

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2012, the cost for Federal income tax purposes was $57,184,076. Net unrealized appreciation was $10,185,959. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $10,921,646 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $735,687.

ADR — American Depository Receipt.

Plc — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Mid Core Value Fund

Country Weightings as of 03/31/2012††
United States	91%
Bermuda	5
Switzerland	3
United Kingdom	1

Total	100%

†† % of total investments as of March 31, 2012

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Mid Core Value Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$64,344,326	$64,344,326	$—	$—
REAL ESTATE INVESTMENT TRUSTS	895,548	895,548	—	—
SHORT-TERM INVESTMENTS	2,130,161	2,130,161	—	—

TOTAL INVESTMENTS	$67,370,035	$67,370,035	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

SMID Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 91.1%
Aerospace & Defense — 4.2%
M A-Com Technology Solutions Holdings, Inc.	8,871	$183,985
TransDigm Group, Inc.*	6,580	761,701
Triumph Group, Inc.	7,290	456,791

		1,402,477

Airlines — 0.4%
Copa Holdings S.A., Class A	1,549	122,681

Apparel — 1.8%
Deckers Outdoor Corp.*	4,410	278,051
Under Armour, Inc., Class A*	3,410	320,540

		598,591

Auto Manufacturers — 1.2%
Tesla Motors, Inc.*	11,046	411,353

Auto Parts & Equipment — 1.4%
BorgWarner, Inc.*	5,730	483,268

Beverages — 2.9%
Boston Beer Co., Inc., Class A*	3,892	415,627
Monster Beverage Corp.*	8,920	553,843

		969,470

Biotechnology — 2.8%
Alexion Pharmaceuticals, Inc.*	5,540	514,444
Cubist Pharmaceuticals, Inc.*	9,620	416,065

		930,509

Chemicals — 2.5%
Airgas, Inc.	9,390	835,428

Commercial Services — 6.9%
Alliance Data Systems Corp.*	1,920	241,843
Gartner, Inc.*	16,635	709,317
Hertz Global Holdings, Inc.*	26,980	405,779
ServiceSource International, Inc.*	21,742	336,566
Team Health Holdings, Inc.*	15,430	317,241
Verisk Analytics, Inc.*	6,960	326,911

		2,337,657

Computers — 1.6%
Fortinet, Inc.*	19,204	530,991

Distribution & Wholesale — 1.5%
WESCO International, Inc.*	7,720	504,193

Diversified Financial Services — 1.7%
Affiliated Managers Group, Inc.*	4,620	516,562
LPL Investment Holdings. Inc.*	1,541	58,466

		575,028

Electronics — 1.5%
Trimble Navigation Ltd.*	9,410	512,092

Food — 1.2%
The Hain Celestial Group, Inc.*	9,090	398,233

Healthcare Products — 3.3%
Alere, Inc.*	10,505	273,235
Bruker Corp.*	19,430	297,473

	Number of Shares	Value†

Healthcare Products — (continued)
Edwards Lifesciences Corp.*	1,628	$118,405
Gen-Probe, Inc.*	3,720	247,045
HeartWare International, Inc.*	2,540	166,853

		1,103,011

Healthcare Services — 1.2%
MEDNAX, Inc.*	5,370	399,367

Home Furnishings — 0.9%
Tempur-Pedic International, Inc.*	3,680	310,702

Industrial — 0.4%
Rexnord Corp.*	7,091	149,620

Internet — 11.1%
Angie’s List, Inc.*	10,700	202,123
BroadSoft, Inc.*	15,930	609,322
DealerTrack Holdings, Inc.*	16,120	487,791
Equinix, Inc.*	2,310	363,710
ExactTarget, Inc.*	1,503	39,078
F5 Networks, Inc.*	2,920	394,083
Homeaway, Inc.	8,430	213,869
Liquidity Services, Inc.*	5,230	234,304
MercadoLibre, Inc.	4,750	464,503
Shutterfly, Inc.*	6,920	216,804
TIBCO Software, Inc.*	16,490	502,945

		3,728,532

Machinery — Diversified — 4.1%
Chart Industries, Inc.*	7,160	525,043
Graco, Inc.	8,550	453,663
Wabtec Corp.	5,350	403,229

		1,381,935

Miscellaneous Manufacturing — 1.5%
Colfax Corp.*	9,536	336,049
Sodastream International Ltd.	5,280	177,830

		513,879

Oil & Gas — 4.9%
Approach Resources, Inc.*	9,104	336,393
Cabot Oil & Gas Corp.	6,800	211,956
Gulfport Energy Corp.*	6,420	186,950
Kodiak Oil & Gas Corp.*	34,550	344,118
Pioneer Natural Resources Co.	2,640	294,598
Plains Exploration & Production Co.*	6,170	263,150

		1,637,165

Oil & Gas Services — 2.2%
Atwood Oceanics, Inc.*	6,780	304,354
Oil States International, Inc.*	5,450	425,427

		729,781

Pharmaceuticals — 4.1%
AmerisourceBergen Corp.	6,350	251,968
Auxilium Pharmaceuticals, Inc.*	16,690	309,933
BioMarin Pharmaceutical, Inc.*	11,391	390,142
Impax Laboratories, Inc.*	13,900	341,662
Threshold Pharmaceuticals, Inc.	10,489	92,303

		1,386,008

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

SMID Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Real Estate — 0.9%
CBRE Group, Inc., Class A*	16,090	$321,156

Retail — 6.5%
DSW, Inc., Class A	4,530	248,108
GNC Holdings, Inc., Class A*	12,344	430,682
PVH Corp.	4,630	413,598
Ulta Salon Cosmetics & Fragrance, Inc.*	5,220	484,886
Vera Bradley, Inc.*	9,870	297,975
Vitamin Shoppe, Inc.*	7,240	320,081

		2,195,330

Semiconductors — 2.8%
Avago Technologies Ltd.	9,000	350,730
CEVA, Inc.*	11,010	250,037
LSI Corp.*	39,360	341,645

		942,412

Software — 4.6%
Aspen Technology, Inc.*	23,500	482,455
athenahealth, Inc.*	4,350	322,422
Autodesk, Inc.*	10,060	425,739
CommVault Systems, Inc.*	324	16,084
QLIK Technologies, Inc.*	9,801	313,632

		1,560,332

Storage & Warehousing — 1.2%
Wesco Aircraft Holdings, Inc.*	24,190	391,878

Telecommunications — 5.4%
EZchip Semiconductor Ltd.*	6,540	283,378
Iridium Communications, Inc.*	39,990	350,312
LogMeIn, Inc.*	8,851	311,821
SBA Communications Corp., Class A*	12,896	655,246
Ubiquiti Networks, Inc.*	6,835	216,191

		1,816,948

Transportation — 4.4%
Gulfmark Offshore, Inc., Class A*	4,280	196,709
Kansas City Southern*	12,160	871,750
Kirby Corp.*	6,490	426,977

		1,495,436

TOTAL COMMON STOCKS (Cost $26,648,761)		30,675,463

SHORT-TERM INVESTMENTS — 8.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,979,265)	2,979,265	2,979,265

TOTAL INVESTMENTS — 100.0% (Cost $29,628,026)(a)		$33,654,728

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2012, the cost for Federal income tax purposes was $29,628,026. Net unrealized appreciation was $4,026,702. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,830,432 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $803,730.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

SMID Cap Growth Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$30,675,463	$30,675,463	$—	$—
SHORT-TERM INVESTMENTS	2,979,265	2,979,265	—	—

TOTAL INVESTMENTS	$33,654,728	$33,654,728	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

SMID Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 89.8%
Apparel — 1.5%
The Jones Group, Inc.	46,620	$585,547

Auto Parts & Equipment — 3.7%
Dana Holding Corp.	28,760	445,780
Lear Corp.	11,890	552,766
TRW Automotive Holdings Corp.*	9,010	418,515

		1,417,061

Banks — 9.0%
Associated Banc-Corp.	31,610	441,276
CapitalSource, Inc.	71,150	469,590
Comerica, Inc.	15,745	509,508
Huntington Bancshares, Inc.	74,440	480,138
Popular, Inc.*	164,270	336,754
Susquehanna Bancshares, Inc.	44,260	437,289
Webster Financial Corp.	10,690	242,342
Zions Bancorporation	24,920	534,783

		3,451,680

Beverages — 1.5%
Constellation Brands, Inc., Class A*	23,970	565,452

Building Materials — 1.0%
Fortune Brands Home & Security, Inc.*	16,960	374,307

Chemicals — 3.6%
Ferro Corp.*	49,060	291,416
Huntsman Corp.	24,970	349,830
PolyOne Corp.	34,400	495,360
Westlake Chemical Corp.	3,780	244,906

		1,381,512

Commercial Services — 2.3%
Avis Budget Group, Inc.*	17,310	244,937
Convergys Corp.*	30,110	401,968
Hertz Global Holdings, Inc.*	16,350	245,904

		892,809

Computers — 1.5%
Insight Enterprises, Inc.*	15,320	335,968
NCR Corp.*	10,390	225,567

		561,535

Distribution & Wholesale — 2.7%
Arrow Electronics, Inc.*	11,290	473,842
Ingram Micro, Inc., Class A*	11,470	212,883
WESCO International, Inc.*	5,420	353,980

		1,040,705

Diversified Financial Services — 2.3%
Aircastle Ltd.	34,870	426,809
Legg Mason, Inc.	16,370	457,214

		884,023

Electric — 4.3%
Great Plains Energy, Inc.	17,890	362,631
NV Energy, Inc.	28,360	457,163
PNM Resources, Inc.	21,840	399,672
Portland General Electric Co.	16,395	409,547

		1,629,013

	Number of Shares	Value†

Electrical Components & Equipment — 2.1%
EnerSys*	9,930	$344,074
General Cable Corp.*	16,170	470,224

		814,298

Electronics — 5.5%
AU Optronics Corp. ADR	78,590	358,370
Avnet, Inc.*	14,300	520,377
Flextronics International Ltd.*	57,070	412,616
TTM Technologies, Inc.*	35,860	412,032
Vishay Intertechnology, Inc.*	31,910	388,026

		2,091,421

Engineering & Construction — 0.9%
Tutor Perini Corp.*	22,240	346,499

Food — 2.5%
Dean Foods Co.*	36,720	444,679
Dole Food Co., Inc.*	29,340	292,813
Tyson Foods, Inc., Class A	11,200	214,480

		951,972

Gas — 2.1%
Atmos Energy Corp.	12,855	404,418
UGI Corp.	14,600	397,850

		802,268

Healthcare Services — 2.6%
Health Net, Inc.*	12,780	507,621
LifePoint Hospitals, Inc.*	12,040	474,858

		982,479

Home Builders — 1.6%
Meritage Homes Corp.*	9,650	261,129
NVR, Inc.*	475	345,007

		606,136

Household Products & Wares — 1.1%
Avery Dennison Corp.	14,490	436,584

Housewares — 1.1%
Newell Rubbermaid, Inc.	23,510	418,713

Insurance — 8.1%
AmTrust Financial Services, Inc.	11,280	303,206
Aspen Insurance Holdings Ltd.	16,250	454,025
Endurance Specialty Holdings Ltd.	13,065	531,223
Platinum Underwriters Holdings Ltd.	12,200	445,300
Reinsurance Group of America, Inc.	8,585	510,550
Torchmark Corp.	9,160	456,626
Unum Group	15,545	380,542

		3,081,472

Iron & Steel — 2.6%
Commercial Metals Co.	23,560	349,159
Reliance Steel & Aluminum Co.	6,100	344,528
Steel Dynamics, Inc.	20,700	300,978

		994,665

Leisure Time — 1.2%
Royal Caribbean Cruises Ltd.	15,080	443,804

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

SMID Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Lodging — 1.2%
MGM Resorts International*	33,110	$450,958

Machinery — Diversified — 0.7%
Sauer-Danfoss, Inc.	5,500	258,500

Media — 1.1%
Gannett Co., Inc.	26,780	410,537

Metal Fabricate/Hardware — 1.1%
Timken Co.	8,350	423,679

Oil & Gas — 3.7%
Plains Exploration & Production Co.*	10,290	438,868
Stone Energy Corp.*	10,830	309,630
Tesoro Corp.*	8,700	233,508
Western Refining, Inc.	22,810	429,284

		1,411,290

Retail — 4.0%
ANN, Inc.*	17,070	488,885
GameStop Corp., Class A*	15,350	335,244
Office Depot, Inc.*	102,750	354,487
The Children’s Place Retail Stores, Inc.*	6,880	355,490

		1,534,106

Savings & Loans — 1.9%
First Niagara Financial Group, Inc.	51,720	508,925
Washington Federal, Inc.	14,170	238,339

		747,264

Semiconductors — 5.5%
Amkor Technology, Inc.*	56,910	349,712
Entegris, Inc.*	46,490	434,217
Lam Research Corp.*	10,250	457,355
Micron Technology, Inc.*	61,190	495,639
MKS Instruments, Inc.	12,940	382,118

		2,119,041

Telecommunications — 1.9%
Amdocs Ltd.*	14,575	460,278
Anixter International, Inc.*	3,720	269,812

		730,090

Transportation — 3.9%
Atlas Air Worldwide Holdings, Inc.*	4,270	210,127
Bristow Group, Inc.	9,035	431,241
Con-way, Inc.	14,410	469,910
Teekay Corp.	11,510	399,972

		1,511,250

TOTAL COMMON STOCKS (Cost $29,544,265)		34,350,670

REAL ESTATE INVESTMENT TRUSTS — 7.9%
Apartments — 3.8%
BRE Properties, Inc.	7,530	380,642
Camden Property Trust	5,950	391,212
Home Properties, Inc.	4,510	275,155
Mid-America Apartment Communities, Inc.	5,910	396,147

		1,443,156

	Number of Shares	Value†

Diversified — 1.2%
Entertainment Properties Trust	9,750	$452,205

Hotels & Resorts — 1.0%
DiamondRock Hospitality Co.	37,170	382,479

Office Property — 1.0%
BioMed Realty Trust, Inc.	19,820	376,184

Regional Malls — 0.9%
Glimcher Realty Trust	35,980	367,716

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,805,337)		3,021,740

SHORT-TERM INVESTMENTS — 2.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $881,534)	881,534	881,534

TOTAL INVESTMENTS — 100.0% (Cost $33,231,136)(a)		$38,253,944

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2012, the cost for Federal income tax purposes was $33,280,633 Net unrealized appreciation was $4,973,311. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $5,875,749 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $902,438.

ADR — American Depository Receipt.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

SMID Cap Value Fund

Country Weightings as of 03/31/2012††
United States	92%
Bermuda	4
Canada	1
Puerto Rico	1
Singapore	1
Taiwan	1

Total	100%

†† % of total investments as of March 31, 2012

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

SMID Cap Value Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Significant Observable Input		Level 3 Significant Unobservable Input
COMMON STOCKS	$34,350,670	$34,350,670	$		$
REAL ESTATE INVESTMENT TRUSTS	3,021,740	3,021,740
SHORT-TERM INVESTMENTS	881,534	881,534		—		—

TOTAL INVESTMENTS	$38,253,944	$38,253,944		$—		$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 99.1%
Airlines — 2.6%
Allegiant Travel Co.*	15,450	$842,025
Copa Holdings S.A., Class A	19,977	1,582,178

		2,424,203

Apparel — 1.0%
Crocs, Inc.*	43,800	916,296

Auto Manufacturers — 2.9%
Tesla Motors, Inc.*	23,700	882,588
Wabash National Corp.*	170,510	1,764,778

		2,647,366

Biotechnology — 6.1%
Amarin Corp. PLC*	82,850	937,862
Ariad Pharmaceuticals, Inc.*	85,525	1,364,124
Cubist Pharmaceuticals, Inc.*	17,300	748,225
Emergent BioSolutions, Inc.*	85,625	1,370,000
Myriad Genetics, Inc.*	49,850	1,179,451

		5,599,662

Commercial Services — 10.8%
Acacia Research — Acacia Technologies*	41,850	1,746,819
American Public Education, Inc.*	51,591	1,960,458
Lender Processing Services, Inc.	82,075	2,133,950
Parexel International Corp.*	27,000	728,190
ServiceSource International, Inc.*	44,825	693,891
United Rentals, Inc.*	27,225	1,167,680
VistaPrint N.V.*	37,954	1,466,922

		9,897,910

Computers — 0.9%
Mitek Systems, Inc.*	74,733	866,903

Distribution & Wholesale — 1.3%
Titan Machinery, Inc.*	43,200	1,218,240

Diversified Financial Services — 5.6%
Encore Capital Group, Inc.*	57,125	1,288,169
Financial Engines, Inc.*	62,650	1,400,854
FXCM, Inc.	31,500	409,185
WisdomTree Investments, Inc.*	242,257	2,027,691

		5,125,899

Electronics — 0.8%
FARO Technologies, Inc.*	12,550	732,041

Entertainment — 1.7%
Pinnacle Entertainment, Inc.*	58,725	675,925
Shuffle Master, Inc.*	51,725	910,360

		1,586,285

Healthcare Products — 5.4%
Abiomed, Inc.*	61,825	1,371,897
Align Technology, Inc.*	48,191	1,327,662
Endologix, Inc.*	48,426	709,441
Insulet Corp.*	31,100	595,254
OraSure Technologies, Inc.*	84,825	974,639

		4,978,893

Healthcare Services — 1.3%
IPC The Hospitalist Co., Inc.*	31,650	1,168,201

	Number of Shares	Value†

Home Furnishings — 0.8%
Skullcandy, Inc.*	43,700	$691,771

Insurance — 2.1%
MGIC Investment Corp.*	386,025	1,914,684

Internet — 7.6%
Ancestry.com, Inc.*	39,450	897,093
BroadSoft, Inc.*	59,691	2,283,181
Constant Contact, Inc.*	53,795	1,602,553
ExactTarget, Inc.*	25,750	669,500
Pandora Media, Inc.	59,175	604,177
Shutterfly, Inc.*	28,950	907,003

		6,963,507

Leisure Time — 1.0%
Life Time Fitness, Inc.*	17,905	905,456

Metal Fabricate/Hardware — 2.5%
Dynamic Materials Corp.	54,675	1,154,189
Haynes International, Inc.	17,841	1,130,228

		2,284,417

Mining — 4.4%
Globe Specialty Metals, Inc.	132,722	1,973,576
Horsehead Holding Corp.*	180,789	2,059,187

		4,032,763

Miscellaneous Manufacturing — 3.3%
LSB Industries, Inc.*	32,117	1,249,994
Polypore International, Inc.*	49,775	1,750,089

		3,000,083

Oil & Gas — 10.6%
Carrizo Oil & Gas, Inc.*	64,925	1,834,781
Comstock Resources, Inc.*	190,210	3,011,024
Goodrich Petroleum Corp.*	166,772	3,172,004
Quicksilver Resources, Inc.*	338,083	1,703,938

		9,721,747

Oil & Gas Services — 1.3%
Tesco Corp.*	83,235	1,181,105

Pharmaceuticals — 1.3%
Questcor Pharmaceuticals, Inc.*	32,400	1,218,888

Retail — 0.9%
Vera Bradley, Inc.*	27,900	842,301

Semiconductors — 5.6%
Cavium, Inc.*	46,225	1,430,202
Inphi Corp.*	106,047	1,503,746
Mellanox Technologies Ltd*	22,277	931,847
Teradyne, Inc.*	76,300	1,288,707

		5,154,502

Software — 3.1%
InnerWorkings, Inc.*	76,666	893,159
QLIK Technologies, Inc.*	30,725	983,200
Rosetta Stone, Inc.*	92,902	958,749

		2,835,108

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Storage & Warehousing — 1.6%
Mobile Mini, Inc.*	67,687	$1,429,549

Telecommunications — 8.3%
Acme Packet, Inc.*	74,350	2,046,112
Aruba Networks, Inc.*	73,875	1,645,935
IPG Photonics Corp.*	33,175	1,726,759
Sycamore Networks, Inc.*	126,549	2,244,979

		7,663,785

Transportation — 3.2%
Celadon Group, Inc.	70,404	1,094,782
Scorpio Tankers, Inc.*	166,205	1,173,407
Vitran Corp., Inc.*	84,513	674,414

		2,942,603

Trucking and Leasing — 1.1%
Greenbrier Cos., Inc.*	49,050	970,699

TOTAL COMMON STOCKS (Cost $81,691,013)		90,914,867

SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $861,313)	861,313	861,313

TOTAL INVESTMENTS — 100.0% (Cost $82,552,326)(a)		$91,776,180

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2012, the cost for Federal income tax purposes was $84,920,358. Net unrealized appreciation was $6,855,822. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $11,906,594 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,050,772.

ADS — American Depository Share.

Plc — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Growth Fund

Country Weightings as of 03/31/2012††
United States	91%
Canada	2
Netherlands	2
Panama	2
Ireland	1
Israel	1
Principality of Monaco	1

Total	100%

†† % of total investments as of March 31, 2012

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Growth Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$90,914,867	$90,914,867	$—	$—
SHORT-TERM INVESTMENTS	861,313	861,313	—	—

TOTAL INVESTMENTS	$91,776,180	$91,776,180	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 84.2%
Aerospace & Defense — 1.5%
AAR Corp.	26,811	$489,301
Kaman Corp.	35,314	1,198,910
Triumph Group, Inc.	14,659	918,533

		2,606,744

Airlines — 0.3%
JetBlue Airways Corp.*	109,081	533,406

Apparel — 1.5%
Deckers Outdoor Corp.*	8,669	546,580
Gildan Activewear, Inc.	11,598	319,525
Steven Madden Ltd.*	20,319	868,637
The Warnaco Group, Inc.*	16,382	956,709

		2,691,451

Auto Parts & Equipment — 1.0%
Dana Holding Corp.	25,521	395,576
Tenneco, Inc.*	17,567	652,614
Visteon Corp.*	11,769	623,757

		1,671,947

Banks — 12.0%
BancorpSouth, Inc.	50,777	683,966
Bank of the Ozarks, Inc.	42,045	1,314,327
Boston Private Financial Holdings, Inc.	43,691	432,978
Bridge Capital Holdings*	12,048	162,166
CoBiz Financial, Inc.	31,626	223,596
Columbia Banking System, Inc.	30,734	700,121
Community Bank System, Inc.	32,306	929,767
F.N.B. Corp.	57,902	699,456
First Financial Bankshares, Inc.	26,322	926,798
First Midwest Bancorp, Inc.	59,632	714,391
Glacier Bancorp, Inc.	55,907	835,251
Hancock Holding Co.	34,051	1,209,151
Heritage Financial Corp.	15,659	212,962
Home Bancshares, Inc.	16,529	439,837
Iberiabank Corp.	6,448	344,775
Independent Bank Corp.	12,680	364,296
Lakeland Financial Corp.	13,503	351,483
MB Financial, Inc.	44,104	925,743
Pinnacle Financial Partners, Inc.*	31,303	574,410
PrivateBancorp, Inc.	53,178	806,710
Prosperity Bancshares, Inc.	27,239	1,247,546
Sandy Spring Bancorp, Inc.	14,714	267,353
SCBT Financial Corp.	17,867	584,430
Sierra Bancorp	7,983	78,473
Signature Bank*	27,970	1,763,229
Simmons First National Corp., Class A	9,193	237,455
Southcoast Financial Corp.*	11,470	17,778
Sterling Financial Corp.*	4,002	83,562
Summit State Bank	9,857	59,043
Texas Capital Bancshares, Inc.*	33,626	1,164,132
The First of Long Island Corp.	8,304	220,056
Trico Bancshares	18,083	315,006
UMB Financial Corp.	24,957	1,116,451
Webster Financial Corp.	38,875	881,296

		20,887,994

	Number of Shares	Value†

Building Materials — 0.8%
Comfort Systems USA, Inc.	83,187	$907,570
Universal Forest Products, Inc.	15,947	549,853

		1,457,423

Chemicals — 3.4%
H.B. Fuller Co.	42,639	1,399,838
Minerals Technologies, Inc.	14,538	950,931
PolyOne Corp.	82,806	1,192,406
Tronox, Inc.*	3,404	593,147
W.R. Grace & Co.*	17,294	999,593
Westlake Chemical Corp.	11,364	736,274

		5,872,189

Commercial Services — 2.9%
Ascent Capital Group Inc., Class A*	5,453	257,873
Convergys Corp.*	66,458	887,214
Monro Muffler Brake, Inc.	15,664	649,899
On Assignment, Inc.*	33,781	590,154
RSC Holdings, Inc.*	82,744	1,869,187
Team Health Holdings, Inc.*	43,620	896,827

		5,151,154

Computers — 1.9%
Electronics for Imaging, Inc.*	53,573	890,383
Mentor Graphics Corp.*	53,226	790,938
MTS Systems Corp.	14,687	779,733
NetScout Systems, Inc.*	42,669	867,888

		3,328,942

Cosmetics & Personal Care — 0.4%
Elizabeth Arden, Inc.*	18,313	640,589

Distribution & Wholesale — 1.9%
Beacon Roofing Supply, Inc.*	27,947	719,915
Fossil, Inc.*	4,475	590,610
ScanSource, Inc.*	20,758	774,689
Watsco, Inc.	16,531	1,223,955

		3,309,169

Diversified Financial Services — 2.7%
BGC Partners, Inc., Class A	28,555	211,021
Cohen & Steers, Inc.	5,461	174,206
KBW, Inc.	20,382	377,067
Knight Capital Group, Inc., Class A*	37,750	485,843
Manning & Napier, Inc.	15,047	221,191
MarketAxess Holdings, Inc.	17,008	634,228
Ocwen Financial Corp.*	76,769	1,199,899
Piper Jaffray Cos.*	6,273	166,987
Solar Senior Capital Ltd.	11,306	182,140
Stifel Financial Corp.*	26,757	1,012,485

		4,665,067

Electric — 4.3%
Allete, Inc.	8,889	368,805
Black Hills Corp.	7,299	244,735
Cleco Corp.	34,529	1,369,075
El Paso Electric Co.	101,524	3,298,515
IDACORP, Inc.	36,028	1,481,471
MGE Energy, Inc.	1,660	73,687
NorthWestern Corp.	10,345	366,834

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electric — (continued)
Unisource Energy Corp.	8,870	$324,376

		7,527,498

Electrical Components & Equipment — 1.8%
Acuity Brands, Inc.	10,411	654,123
Belden, Inc.	22,715	861,126
EnerSys*	18,197	630,526
Littelfuse, Inc.	15,597	977,932

		3,123,707

Electronics — 0.5%
Checkpoint Systems, Inc.*	48,108	542,658
Newport Corp.*	15,247	270,177

		812,835

Engineering & Construction — 0.4%
Michael Baker Corp.*	8,378	199,815
MYR Group, Inc.*	26,263	469,057

		668,872

Entertainment — 0.9%
Six Flags Entertainment Corp.	18,380	859,633
Vail Resorts, Inc.	16,378	708,348

		1,567,981

Environmental Control — 0.6%
Darling International, Inc.*	25,027	435,970
Waste Connections, Inc.	17,019	553,628

		989,598

Food — 1.2%
The Hain Celestial Group, Inc.*	28,415	1,244,861
TreeHouse Foods, Inc.*	13,717	816,162

		2,061,023

Gas — 2.0%
Southwest Gas Corp.	82,143	3,510,792

Hand & Machine Tools — 0.3%
Regal-Beloit Corp.	8,890	582,740

Healthcare Products — 1.1%
Orthofix International N.V.*	10,215	383,880
PSS World Medical, Inc.*	33,804	856,593
West Pharmaceutical Services, Inc.	16,806	714,759

		1,955,232

Healthcare Services — 2.6%
HealthSouth Corp.*	85,965	1,760,563
ICON Plc ADR*	58,988	1,251,725
Lincare Holdings, Inc.	48,487	1,254,844
Magellan Health Services, Inc.*	6,674	325,758

		4,592,890

Home Builders — 0.3%
Meritage Homes Corp.*	21,815	590,314

Home Furnishings — 1.2%
Harman International Industries, Inc.	19,647	919,676
Tempur-Pedic International, Inc.*	13,454	1,135,921

		2,055,597

	Number of Shares	Value†

Insurance — 5.0%
Alterra Capital Holdings Ltd.	40,766	$936,803
American Equity Investment Life Holding Co.	124,144	1,585,319
Aspen Insurance Holdings Ltd.	15,838	442,514
Donegal Group, Inc., Class A	10,165	138,955
Enstar Group Ltd.*	5,349	529,497
Meadowbrook Insurance Group, Inc.	170,997	1,595,402
ProAssurance Corp.	18,494	1,629,506
RLI Corp.	12,540	898,366
Tower Group, Inc.	44,126	989,746

		8,746,108

Internet — 0.0%
ExactTarget, Inc.*	1,362	35,412

Investment Companies — 0.6%
Golub Capital BDC, Inc.	17,225	263,026
PennantPark Investment Corp.	39,321	408,938
Solar Capital Ltd.	15,101	333,279

		1,005,243

Iron & Steel — 0.8%
Commercial Metals Co.	25,105	372,056
Metals USA Holdings Corp.*	41,051	591,545
Schnitzer Steel Industries, Inc., Class A	9,837	392,447

		1,356,048

Leisure Time — 0.6%
Arctic Cat, Inc.*	8,251	353,390
Polaris Industries, Inc.	10,630	766,955

		1,120,345

Lodging — 0.1%
Gaylord Entertainment Co.*	5,651	174,051

Machinery — Diversified — 2.5%
Altra Holdings, Inc.*	25,558	490,714
Applied Industrial Technologies, Inc.	18,764	771,763
Graco, Inc.	17,849	947,068
Robbins & Myers, Inc.	20,684	1,076,602
Tennant Co.	14,304	629,376
Twin Disc, Inc.	14,717	383,967

		4,299,490

Media — 0.6%
Knology, Inc.*	53,929	981,508

Metal Fabricate/Hardware — 1.0%
Olympic Steel, Inc.	27,205	652,920
RBC Bearings, Inc.*	22,472	1,036,633

		1,689,553

Mining — 0.8%
Kaiser Aluminum Corp.	24,327	1,149,694
Stillwater Mining Co.*	15,465	195,478

		1,345,172

Miscellaneous Manufacturing — 2.2%
A.O. Smith Corp.	22,756	1,022,882
Actuant Corp., Class A	17,947	520,284
AZZ, Inc.	13,384	691,150

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
Carlisle Cos., Inc.	32,094	$1,602,132

		3,836,448

Oil & Gas — 2.4%
Approach Resources, Inc.*	45,722	1,689,428
Magnum Hunter Resources Corp.*	166,950	1,070,149
Matador Resources Co.*	24,224	265,253
Petroleum Development Corp.*	24,426	905,960
Rosetta Resources, Inc.*	3,938	192,017

		4,122,807

Oil & Gas Services — 1.8%
Key Energy Services, Inc.*	90,153	1,392,864
Newpark Resources, Inc.*	153,118	1,254,036
Thermon Group Holdings, Inc.*	28,630	585,484

		3,232,384

Pharmaceuticals — 0.9%
Herbalife Ltd.	17,215	1,184,736
Medicis Pharmaceutical Corp., Class A	11,964	449,727

		1,634,463

Real Estate — 0.1%
Kennedy-Wilson Holdings, Inc.	13,675	184,613

Retail — 6.6%
Aeropostale, Inc.*	22,083	477,435
Asbury Automotive Group, Inc.*	10,340	279,180
Big Lots, Inc.*	30,125	1,295,978
DineEquity, Inc.*	4,808	238,477
Express, Inc.*	33,129	827,562
Ezcorp, Inc., Class A*	9,069	294,334
First Cash Financial Services, Inc.*	11,209	480,754
Francesca’s Holdings Corp.*	9,533	301,338
Genesco, Inc.*	5,736	410,984
GNC Holdings, Inc., Class A	25,950	905,396
HSN, Inc.	18,823	715,839
Jos. A. Bank Clothiers, Inc.*	16,705	842,099
Mattress Firm Holding Corp.*	21,172	802,419
Nu Skin Enterprises, Inc., Class A	17,984	1,041,453
Susser Holdings Corp.*	6,870	176,353
The Children’s Place Retail Stores, Inc.*	10,315	532,976
Vera Bradley, Inc.*	18,911	570,923
Vitamin Shoppe, Inc.*	9,895	437,458
World Fuel Services Corp.	22,054	904,214

		11,535,172

Savings & Loans — 1.5%
Brookline Bancorp, Inc.	53,843	504,509
Dime Community Bancshares Inc.	22,846	333,780
Flushing Financial Corp.	36,546	491,909
Northwest Bancshares, Inc.	44,756	568,401
Provident Financial Services, Inc.	30,733	446,551
WSFS Financial Corp.	7,298	299,218

		2,644,368

Semiconductors — 3.1%
Cabot Microelectronics Corp.*	21,225	825,228
Fairchild Semiconductor International, Inc.*	61,019	896,979
Micrel, Inc.	37,057	380,205

	Number of Shares	Value†

Semiconductors — (continued)
MKS Instruments, Inc.	32,416	$957,244
Semtech Corp.*	48,037	1,367,133
Standard Microsystems Corp.*	38,925	1,006,990

		5,433,779

Software — 2.4%
Digi International, Inc.*	35,000	384,650
Monotype Imaging Holdings, Inc.*	35,604	530,500
Parametric Technology Corp.*	31,544	881,339
SS&C Technologies Holdings, Inc.*	65,023	1,516,986
SYNNEX Corp.*	20,855	795,410

		4,108,885

Telecommunications — 2.1%
ADTRAN, Inc.	23,199	723,577
Anixter International, Inc.*	17,249	1,251,070
Plantronics, Inc.	17,690	712,199
Premiere Global Services, Inc.*	104,420	943,957

		3,630,803

Textiles — 0.5%
G&K Services, Inc., Class A	26,998	923,332

Transportation — 1.1%
Forward Air Corp.	29,838	1,094,159
Heartland Express, Inc.	52,615	760,813

		1,854,972

TOTAL COMMON STOCKS (Cost $117,941,996)		146,750,110

REAL ESTATE INVESTMENT TRUSTS — 13.1%
Apartments — 1.7%
American Campus Communities, Inc.	48,469	2,167,533
Mid-America Apartment Communities, Inc.	12,694	850,879

		3,018,412

Building & Real Estate — 3.2%
CreXus Investment Corp.	39,679	410,281
CYS Investments, Inc.	102,534	1,342,170
MFA Financial, Inc.	204,608	1,528,422
National Retail Properties, Inc.	44,817	1,218,574
Two Harbors Investment Corp.	100,241	1,016,444

		5,515,891

Diversified — 3.0%
Coresite Realty Corp.	58,884	1,389,074
DuPont Fabros Technology, Inc.	31,807	777,681
Entertainment Properties Trust	34,588	1,604,191
PS Business Parks, Inc.	23,087	1,513,122

		5,284,068

Healthcare — 0.7%
LTC Properties, Inc.	4,758	152,256
National Health Investors, Inc.	10,925	532,921
Omega Healthcare Investors, Inc.	21,429	455,581

		1,140,758

Hotels & Resorts — 1.4%
DiamondRock Hospitality Co.	63,189	650,215
LaSalle Hotel Properties	31,509	886,663

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Hotels & Resorts — (continued)
Pebblebrook Hotel Trust	42,253	$954,073

		2,490,951

Office Property — 1.2%
BioMed Realty Trust, Inc.	72,806	1,381,858
Hudson Pacific Properties, Inc.	50,672	766,667

		2,148,525

Regional Malls — 0.5%
CBL & Associates Properties, Inc.	46,875	886,875

Storage & Warehousing — 0.5%
CubeSmart	64,493	767,467

Strip Centers — 0.9%
Acadia Realty Trust	38,075	858,211
Retail Opportunity Investments Corp.	57,556	692,974

		1,551,185

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $18,910,857)		22,804,132

EXCHANGE TRADED FUNDS — 0.5%
iShares Russell 2000 Value Index Fund (Cost $864,577)	11,850	864,694

WARRANTS — 0.0%
Magnum Hunter Resources Corp.~ (Cost $0)	6,348	0

SHORT-TERM INVESTMENTS — 2.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,787,649)	3,787,649	3,787,649

TOTAL INVESTMENTS — 100.0% (Cost $141,505,079)		$174,206,585

†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2012 is $0.
(a)

At March 31, 2012, the cost for Federal income tax purposes was $142,264,507. Net unrealized appreciation was $31,942,078. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $36,073,638 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,131,560.

ADR — American Depository Receipt.

Plc — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Value Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$146,750,110	$146,750,110	$—		$—
REAL ESTATE INVESTMENT TRUSTS	22,804,132	22,804,132	—		—
EXCHANGE TRADED FUNDS	864,694	864,694	—
SHORT-TERM INVESTMENTS	3,787,649	3,787,649	—		—

TOTAL INVESTMENTS	$174,206,585	$174,206,585	$—	$

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — 87.5%
Advertising — 0.1%
Harte-Hanks, Inc.	978	$8,851
Marchex, Inc., Class B	745	3,323
MDC Partners, Inc.	600	6,672
Valuevision Media, Inc.*	1,000	2,070

		20,916

Aerospace & Defense — 1.4%
AAR Corp.	1,169	21,334
AeroVironment, Inc.*	418	11,207
Astronics Corp.*	331	11,572
Cubic Corp.	469	22,174
Curtiss-Wright Corp.	1,226	45,374
Ducommun, Inc.	265	3,154
Esterline Technologies Corp.*	840	60,026
GenCorp, Inc.*	1,240	8,804
HEICO Corp.	1,130	58,297
Kaman Corp.	648	22,000
Kratos Defense & Security Solutions, Inc.*	922	4,923
LMI Aerospace, Inc.*	153	2,785
Moog, Inc., Class A*	1,191	51,082
National Presto Industries, Inc.	146	11,076
Orbital Sciences Corp.*	1,696	22,302
Teledyne Technologies, Inc.*	1,004	63,302
Triumph Group, Inc.	1,026	64,289

		483,701

Agriculture — 0.4%
Alico, Inc.	51	1,179
Alliance One International, Inc.*	2,256	8,505
Cadiz, Inc.*	157	1,445
Griffin Land & Nurseries, Inc.	40	1,056
Limoneira Co.	100	1,689
MPG Ingredients, Inc.	300	1,614
Star Scientific, Inc.*	4,044	13,264
Tejon Ranch Co.*	688	19,704
The Andersons, Inc.	455	22,154
Universal Corp.	755	35,183
Vector Group Ltd.	1,341	23,763

		129,556

Airlines — 0.6%
Alaska Air Group, Inc.*	1,874	67,127
Allegiant Travel Co.*	401	21,854
Hawaiian Holdings, Inc.*	1,326	6,935
JetBlue Airways Corp.*	6,228	30,455
Republic Airways Holdings, Inc.*	1,201	5,933
SkyWest, Inc.	1,281	14,155
Spirit Airlines, Inc.*	400	8,028
US Airways Group, Inc.*	4,718	35,810

		190,297

Apparel — 1.3%
Carter’s, Inc.*	1,306	65,000
Cherokee, Inc.	200	2,278
Columbia Sportswear Co.	311	14,757
Crocs, Inc.*	2,600	54,392
Delta Apparel, Inc.*	200	3,286
G-III Apparel Group Ltd.*	404	11,482
Iconix Brand Group, Inc.*	1,942	33,752

	Number of Shares	Value†

Apparel — (continued)
K-Swiss, Inc., Class A*	424	$1,738
Maidenform Brands, Inc.*	538	12,110
Oxford Industries, Inc.	308	15,653
Perry Ellis International, Inc.*	414	7,729
Quiksilver, Inc.*	4,460	18,018
RG Barry Corp.	200	2,440
Skechers U.S.A., Inc., Class A*	1,116	14,196
Steven Madden Ltd.*	1,033	44,161
The Jones Group, Inc.	1,965	24,680
The Warnaco Group, Inc.*	1,060	61,904
True Religion Apparel, Inc.*	626	17,152
Unifi, Inc.*	360	3,478
Weyco Group, Inc.	100	2,370
Wolverine World Wide, Inc.	1,291	47,999

		458,575

Auto Manufacturers — 0.1%
Wabash National Corp.*	2,200	22,770

Auto Parts & Equipment — 1.0%
Accuride Corp.*	1,000	8,690
American Axle & Manufacturing Holdings, Inc.*	1,716	20,094
Amerigon, Inc.*	568	9,190
Commercial Vehicle Group, Inc.*	600	7,326
Cooper Tire & Rubber Co.	1,849	28,142
Dana Holding Corp.	3,996	61,938
Dorman Products, Inc.*	296	14,978
Douglas Dynamics, Inc.	500	6,875
Exide Technologies*	1,787	5,593
Fuel Systems Solutions, Inc.*	634	16,585
Meritor, Inc.*	2,645	21,345
Miller Industries, Inc.	443	7,496
Modine Manufacturing Co.*	1,077	9,510
Motorcar Parts of America, Inc.*	300	2,886
Spartan Motors, Inc.	917	4,851
Standard Motor Products, Inc.	700	12,418
Superior Industries International, Inc.	519	10,141
Tenneco, Inc.*	1,700	63,155
Titan International, Inc.	1,213	28,688
Tower International, Inc.*	200	2,436

		342,337

Banks — 6.1%
1st Source Corp.	326	7,977
1st United Bancorp, Inc.*	400	2,420
Alliance Financial Corp.	73	2,213
Ameris Bancorp*	447	5,874
Ames National Corp.	199	4,736
Arrow Financial Corp.	350	8,540
BancFirst Corp.	160	6,970
Banco Latinoamericano de Exportaciones S.A., Class E	1,110	23,432
Bancorp, Inc.*	512	5,140
BancorpSouth, Inc.	2,449	32,988
Bank of Kentucky Financial Corp.	200	5,146
Bank of Marin Bancorp	90	3,421
Bank of the Ozarks, Inc.	676	21,132

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Banner Corp.	400	$8,812
Boston Private Financial Holdings, Inc.	2,858	28,323
Bridge Bancorp, Inc.	107	2,244
Bridge Capital Holdings*	300	4,038
Bryn Mawr Bank Corp.	232	5,206
Camden National Corp.	326	11,459
Capital City Bank Group, Inc.	269	2,004
Cardinal Financial Corp.	618	6,983
Cass Information Systems, Inc.	231	9,228
Cathay General Bancorp	2,050	36,285
Center Bancorp, Inc.	400	4,012
CenterState Banks of Florida, Inc.	1,432	11,685
Central Pacific Financial Corp.*	400	5,180
Century Bancorp, Inc., Class A	69	1,884
Chemical Financial Corp.	666	15,611
Citizens & Northern Corp.	356	7,120
City Holding Co.	348	12,083
CNB Financial Corp.	474	7,921
CoBiz Financial, Inc.	600	4,242
Columbia Banking System, Inc.	1,170	26,653
Community Bank System, Inc.	1,011	29,097
Community Trust Bancorp, Inc.	321	10,294
CVB Financial Corp.	2,592	30,430
Eagle Bancorp, Inc.*	385	6,445
Encore Bancshares, Inc.*	200	4,074
Enterprise Bancorp, Inc.	300	4,932
Enterprise Financial Services Corp.	382	4,485
F.N.B. Corp.	4,308	52,041
Financial Institutions, Inc.	340	5,498
First Bancorp	324	3,541
First Bancorp, Inc.	234	3,470
First Busey Corp.	1,802	8,902
First Commonwealth Financial Corp.	2,621	16,040
First Community Bancshares, Inc.	326	4,355
First Connecticut Bancorp, Inc.	659	8,692
First Financial Bancorp	1,605	27,766
First Financial Bankshares, Inc.	826	29,083
First Financial Corp.	280	8,890
First Interstate Bancsystem, Inc.	400	5,848
First Merchants Corp.	538	6,639
First Midwest Bancorp, Inc.	2,414	28,920
FirstMerit Corp.	3,176	53,547
Franklin Financial Corp.*	400	5,372
German American Bancorp, Inc.	292	5,674
Glacier Bancorp, Inc.	2,021	30,194
Great Southern Bancorp, Inc.	171	4,104
Hampton Roads Bankshares, Inc.*	300	909
Hancock Holding Co.	1,972	70,026
Hanmi Financial Corp*	813	8,228
Heartland Financial USA, Inc.	317	5,497
Heritage Commerce Corp.*	600	3,858
Heritage Financial Corp.	508	6,909
Home Bancshares, Inc.	582	15,487
Hudson Valley Holding Corp.	462	7,452
Iberiabank Corp.	746	39,889
Independent Bank Corp.	771	22,151

	Number of Shares	Value†

Banks — (continued)
International Bancshares Corp.	1,525	$32,254
Lakeland Bancorp, Inc.	560	5,513
Lakeland Financial Corp.	494	12,859
MainSource Financial Group, Inc.	521	6,278
MB Financial, Inc.	1,349	28,315
Merchants Bancshares, Inc.	86	2,423
Metro Bancorp, Inc.*	263	3,074
Midsouth Bancorp, Inc.	186	2,530
National Bankshares, Inc.	119	3,582
National Penn Bancshares, Inc.	3,387	29,975
NBT Bancorp, Inc.	811	17,907
Old National Bancorp	2,586	33,980
OmniAmerican Bancorp, Inc.*	291	5,634
Oriental Financial Group, Inc.	1,010	12,221
Orrstown Financial Services, Inc.	87	763
Pacific Capital Bancorp*	100	4,561
Pacific Continental Corp.	262	2,468
PacWest Bancorp	723	17,569
Park National Corp.	324	22,411
Park Sterling Corp.*	800	3,840
Penns Woods Bancorp, Inc.	68	2,780
Peoples Bancorp, Inc.	272	4,771
Pinnacle Financial Partners, Inc.*	763	14,001
PrivateBancorp, Inc.	1,898	28,793
Prosperity Bancshares, Inc.	1,226	56,151
Renasant Corp.	537	8,742
Republic Bancorp, Inc., Class A	387	9,257
S&T Bancorp, Inc.	659	14,294
S.Y. Bancorp, Inc.	445	10,324
Sandy Spring Bancorp, Inc.	785	14,263
SCBT Financial Corp.	296	9,682
Seacoast Banking Corp. of Florida*	2,200	3,872
Sierra Bancorp	212	2,084
Signature Bank*	1,383	87,184
Simmons First National Corp., Class A	400	10,332
Southside Bancshares, Inc.	334	7,381
Southwest Bancorp, Inc.*	436	4,020
State Bank Financial Corp.*	800	14,008
StellarOne Corp.	616	7,312
Sterling Bancorp	686	6,579
Sterling Financial Corp.*	700	14,616
Suffolk Bancorp	143	1,858
Sun Bancorp, Inc.*	1,100	3,883
Susquehanna Bancshares, Inc.	5,633	55,654
SVB Financial Group*	1,119	71,996
Taylor Capital Group, Inc.*	233	3,344
Texas Capital Bancshares, Inc.*	973	33,685
The First of Long Island Corp.	195	5,167
Tompkins Financial Corp.	158	6,329
TowneBank	459	6,192
Trico Bancshares	304	5,296
TrustCo Bank Corp.	3,252	18,569
Trustmark Corp.	1,730	43,215
UMB Financial Corp.	881	39,411
Umpqua Holdings Corp.	3,162	42,877
Union First Market Bankshares Corp.	742	10,388

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
United Bankshares, Inc.	1,294	$37,345
United Community Banks, Inc.*	978	9,535
Univest Corp. of Pennsylvania	300	5,034
Virginia Commerce Bancorp*	400	3,512
Walker & Dunlap*	400	5,040
Washington Banking Co.	475	6,560
Washington Trust Bancorp, Inc.	270	6,518
Webster Financial Corp.	1,928	43,708
WesBanco, Inc.	615	12,386
West Bancorporation, Inc.	268	2,677
West Coast Bancorp*	659	12,468
Westamerica Bancorporation	773	37,104
Western Alliance Bancorp*	1,575	13,340
Wilshire Bancorp, Inc.*	1,576	7,612
Wintrust Financial Corp.	1,042	37,293

		2,086,300

Beverages — 0.2%
Boston Beer Co., Inc., Class A*	210	22,426
Central European Distribution Corp.*	1,700	8,687
Coca-Cola Bottling Co. Consolidated	174	10,917
Farmers Brothers Co.	204	2,221
National Beverage Corp.*	242	3,882
Peet’s Coffee & Tea, Inc.*	359	26,458
Primo Water Corp.*	300	585

		75,176

Biotechnology — 2.2%
Acorda Therapeutics, Inc.*	1,231	32,683
Affymax, Inc.*	810	9,509
Alkermes plc	2,792	51,792
Alnylam Pharmaceuticals, Inc.*	1,339	14,823
AMAG Pharmaceuticals, Inc.*	556	8,857
Arena Pharmaceuticals, Inc.*	4,606	14,140
Ariad Pharmaceuticals, Inc.*	4,464	71,201
Arqule, Inc.*	1,796	12,590
Astex Pharmaceuticals, Inc.*	651	1,211
BioCryst Pharmaceuticals, Inc.*	597	2,884
Biosante Pharmaceuticals, Inc.*	2,400	1,632
Biotime, Inc.*	400	1,764
Cambrex Corp.*	667	4,662
Cell Therapeutics, Inc.*	4,200	5,460
Celldex Therapeutics, Inc.*	644	3,278
Chelsea Therapeutics International, Inc.*	2,474	6,333
Complete Genomics, Inc.*	200	564
Cubist Pharmaceuticals, Inc.*	1,544	66,778
Curis, Inc.*	1,673	8,064
Dynavax Technologies Corp.*	3,900	19,734
Emergent BioSolutions, Inc.*	758	12,128
Enzo Biochem, Inc.*	795	2,139
Enzon Pharmaceuticals, Inc.*	905	6,190
Exact Sciences Corp.*	2,000	22,320
Exelixis, Inc.*	4,069	21,077
Geron Corp.*	2,750	4,648
GTx, Inc.*	1,000	3,850
Halozyme Therapeutics, Inc.*	2,389	30,484
Harvard Bioscience, Inc.*	700	2,744
Immunogen, Inc.*	2,063	29,687

	Number of Shares	Value†

Biotechnology — (continued)
Immunomedics, Inc.*	1,436	$5,213
Incyte Corp. Ltd.*	2,598	50,141
Insmed, Inc.*	600	2,178
InterMune, Inc.*	1,443	21,169
Lexicon Pharmaceuticals, Inc.*	3,626	6,744
Ligand Pharmaceuticals, Inc.*	444	7,082
Maxygen, Inc.*	600	3,444
Momenta Pharmaceuticals, Inc.*	1,182	18,108
Novavax, Inc.*	1,329	1,675
NPS Pharmaceuticals, Inc.*	1,957	13,386
Nymox Pharmaceutical Corp*	600	4,824
OncoGenex Pharmaceutical, Inc.*	300	3,987
Oncothyreon, Inc.*	1,000	4,360
Pacific Biosciences of California, Inc.*	800	2,736
PDL BioPharma, Inc.	3,717	23,603
Peregrine Pharmaceuticals, Inc.*	1,000	540
PharmAthene, Inc.*	1,100	1,947
RTI Biologics, Inc.*	2,035	7,529
Sangamo Biosciences, Inc.*	1,003	4,915
Seattle Genetics, Inc.*	2,506	51,072
Sequenom, Inc.*	2,897	11,791
The Medicines Co.*	1,492	29,944
Vical, Inc.*	2,121	7,211
ZIOPHARM Oncology, Inc.*	1,500	8,100

		764,925

Building & Real Estate — 0.0%
AV Homes, Inc.*	195	2,375

Building Materials — 1.0%
AAON, Inc.	438	8,843
Apogee Enterprises, Inc.	1,043	13,507
Broadwind Energy, Inc.*	1,724	810
Builders FirstSource, Inc.*	3,373	14,268
Comfort Systems USA, Inc.	1,227	13,387
Drew Industries, Inc.*	491	13,409
Eagle Materials, Inc.	1,289	44,793
Gibraltar Industries, Inc.*	801	12,135
Interline Brands, Inc.*	1,050	22,690
Louisiana-Pacific Corp.*	3,294	30,799
LSI Industries, Inc.	314	2,302
NCI Building Systems, Inc.*	464	5,341
Quanex Building Products Corp.	1,225	21,597
Simpson Manufacturing Co., Inc.	1,085	34,991
Texas Industries, Inc.	633	22,161
Trex Co., Inc.*	331	10,618
Universal Forest Products, Inc.	483	16,654
USG Corp.*	2,200	37,840

		326,145

Chemicals — 1.7%
A. Schulman, Inc.	788	21,292
Aceto Corp.	642	6,093
American Vanguard Corp.	478	10,368
Balchem Corp.	705	21,326
Chemtura Corp.*	2,644	44,895
Codexis, Inc.*	612	2,234
Ferro Corp.*	2,638	15,670

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
Georgia Gulf Corp.*	1,000	$34,880
H.B. Fuller Co.	1,280	42,022
Hawkins, Inc.	249	9,263
Innophos Holdings, Inc.	596	29,872
Innospec, Inc.*	600	18,228
KMG Chemicals, Inc.	200	3,610
Kraton Performance Polymers, Inc.*	1,041	27,659
Landec Corp.*	518	3,383
Minerals Technologies, Inc.	464	30,350
NewMarket Corp.	230	43,102
Olin Corp.	2,092	45,501
OM Group, Inc.*	754	20,743
Omnova Solutions, Inc.*	1,168	7,884
PolyOne Corp.	2,556	36,806
Quaker Chemical Corp.	311	12,269
Sensient Technologies Corp.	1,274	48,412
Spartech Corp.*	446	2,176
Stepan Co.	254	22,301
TPC Group, Inc.*	300	13,263
Zep, Inc.	592	8,525
Zoltek Cos., Inc.*	595	6,735

		588,862

Coal — 0.2%
Cloud Peak Energy, Inc.*	1,700	27,081
James River Coal Co.*	832	4,260
L&L Energy, Inc.*	300	735
Patriot Coal Corp.*	2,594	16,186
SunCoke Energy, Inc.*	1,841	26,161
Westmoreland Coal Co.*	300	3,351

		77,774

Commercial Services — 6.2%
ABM Industries, Inc.	1,339	32,538
Acacia Research - Acacia Technologies*	1,180	49,253
Accretive Health, Inc.*	1,112	22,207
Advance America Cash Advance Centers, Inc.	1,758	18,441
Albany Molecular Research, Inc.*	547	1,477
American Public Education, Inc.*	455	17,290
American Reprographics Co.*	736	3,967
AMN Healthcare Services, Inc.*	709	4,296
Arbitron, Inc.	771	28,512
Ascent Capital Group Inc., Class A*	331	15,653
Aveo Pharmaceuticals, Inc.*	800	9,928
Avis Budget Group, Inc.*	3,066	43,384
Barrett Business Services, Inc.	142	2,816
Bridgepoint Education, Inc.*	533	13,192
Capella Education Co.*	407	14,632
Cardtronics, Inc.*	1,163	30,529
CBIZ, Inc.*	1,340	8,469
CDI Corp.	241	4,321
Cenveo, Inc.*	1,299	4,391
Chemed Corp.	529	33,158
Consolidated Graphics, Inc.*	242	10,950
Convergys Corp.*	2,883	38,488
Corinthian Colleges, Inc.*	1,570	6,500
Corvel Corp.*	181	7,220

	Number of Shares	Value†

Commercial Services — (continued)
CoStar Group, Inc.*	647	$44,675
CRA International, Inc.*	274	6,910
Cross Country Healthcare, Inc.*	584	2,926
Deluxe Corp.	1,307	30,610
Dfc Global Corp.*	1,180	22,267
Dollar Thrifty Automotive Group, Inc.	803	64,971
Electro Rent Corp.	415	7,640
Essex Rental Corp.*	500	1,910
Euronet Worldwide, Inc.*	1,255	26,217
Examworks Group, Inc.*	600	7,452
ExlService Holdings, Inc.*	400	10,976
Forrester Research, Inc.*	375	12,150
Franklin Covey Co.*	241	2,268
FTI Consulting, Inc.*	1,256	47,125
Global Cash Access Holdings, Inc.*	2,396	18,689
Grand Canyon Education, Inc.*	856	15,203
Great Lakes Dredge & Dock Corp.	1,351	9,754
H&E Equipment Services, Inc.*	959	18,144
Healthcare Services Group	1,680	35,734
Heartland Payment Systems, Inc.	969	27,946
Heidrick & Struggles International, Inc.	369	8,129
Hill International, Inc.*	589	2,315
Hillenbrand, Inc.	1,674	38,418
HMS Holdings Corp.*	2,215	69,130
Hudson Highland Group, Inc.*	600	3,228
Huron Consulting Group, Inc.*	528	19,832
ICF International, Inc.*	448	11,366
Insperity, Inc.	524	16,055
Intersections, Inc.	300	3,834
K12, Inc.*	752	17,770
Kelly Services, Inc., Class A	614	9,818
Kenexa Corp.*	734	22,930
Kforce, Inc.*	686	10,221
Korn/Ferry International*	1,090	18,257
Landauer, Inc.	280	14,846
Lincoln Educational Services Corp.	565	4,469
Live Nation Entertainment, Inc.*	3,771	35,447
Mac-Gray Corp.	199	3,011
Maximus, Inc.	1,044	42,459
McGrath Rentcorp	753	24,179
Medifast, Inc.*	231	4,033
Moneygram International Inc*	278	5,004
Monro Muffler Brake, Inc.	937	38,876
Multi-Color Corp.	367	8,261
National American University Holdings, Inc.	400	2,520
National Research Corp.	29	1,245
Navigant Consulting, Inc.*	1,584	22,033
Odyssey Marine Exploration, Inc.*	1,800	5,580
On Assignment, Inc.*	852	14,884
Parexel International Corp.*	1,499	40,428
Pendrell Corp.*	3,700	9,657
PHH Corp.*	1,389	21,488
PRGX Global*	600	3,774
Quad Graphics, Inc.	600	8,340
Rent-A-Center, Inc.	1,653	62,401
Resources Connection, Inc.	1,022	14,359

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Rollins, Inc.	1,617	$34,410
RPX Corp.*	200	3,392
RSC Holdings, Inc.*	2,010	45,406
ServiceSource International, Inc.*	300	4,644
Sotheby’s	1,741	68,491
Standard Parking Corp.*	393	8,056
Steiner Leisure Ltd.*	443	21,632
Stewart Enterprises, Inc., Class A	2,008	12,189
Strayer Education, Inc.	400	37,712
Swisher Hygiene, Inc.*	2,100	5,166
Team Health Holdings, Inc.*	672	13,816
Team, Inc.*	492	15,227
TeleTech Holdings, Inc.*	707	11,383
The Advisory Board Co.*	425	37,663
The Corporate Executive Board Co.	969	41,677
The GEO Group, Inc.*	1,973	37,507
The Hackett Group, Inc.*	516	3,080
The Providence Service Corp.*	200	3,102
TMS International Corp.*	300	3,630
TNS, Inc.*	642	13,951
Transcend Services, Inc.*	216	6,340
TrueBlue, Inc.*	1,176	21,027
United Rentals, Inc.*	1,733	74,328
Universal Technical Institute, Inc.*	525	6,925
Valassis Communications, Inc.*	1,366	31,418
Viad Corp.	471	9,151
Wright Express Corp.*	1,057	68,420
Zillow, Inc.*	188	6,691
Zipcar, Inc.*	300	4,443

		2,124,653

Computers — 2.0%
3D Systems Corp.*	1,256	29,566
Agilysys, Inc.*	376	3,380
CACI International, Inc., Class A*	750	46,718
Ciber, Inc.*	1,557	6,602
Computer Task Group, Inc.*	279	4,274
Cray, Inc.*	699	5,117
Digimarc Corp.*	100	2,794
Dot Hill Systems Corp.*	1,600	2,416
Dynamics Research Corp.*	300	2,892
Echelon Corp.*	705	3,123
Electronics for Imaging, Inc.*	1,324	22,005
iGate Corp.*	757	12,687
Imation Corp.*	584	3,615
Immersion Corp.*	842	4,597
Insight Enterprises, Inc.*	1,243	27,259
J2 Global Inc	1,174	33,670
Jack Henry & Associates, Inc.	2,238	76,361
Keyw Holding Corp. (The)*	300	2,325
LivePerson, Inc.*	1,925	32,282
Manhattan Associates, Inc.*	517	24,573
Maxwell Technologies, Inc.*	666	12,208
Mentor Graphics Corp.*	2,876	42,737
Mercury Computer Systems, Inc.*	736	9,752
MTS Systems Corp.	560	29,730
NCI, Inc., Class A*	73	466

	Number of Shares	Value†

Computers — (continued)
NetScout Systems, Inc.*	1,265	$25,730
OCZ Technology Group, Inc.*	1,700	11,866
Quantum Corp.*	5,361	14,046
RadiSys Corp.*	540	3,996
RealD, Inc.*	908	12,258
Rimage Corp.	251	2,513
Silicon Graphics International Corp.*	666	6,447
Spansion, Inc., Class A*	1,200	14,616
STEC, Inc.*	899	8,487
Stratasys, Inc.*	521	19,027
Super Micro Computer, Inc.*	871	15,208
SYKES Enterprises, Inc.*	936	14,789
Synaptics, Inc.*	916	33,443
Syntel, Inc.	380	21,280
Unisys Corp.*	1,224	24,137
Virtusa Corp.*	289	4,991
Wave Systems Corp., Class A*	1,500	2,790
Xyratex Ltd.	900	14,319

		691,092

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc.*	714	24,976
Inter Parfums, Inc.	324	5,084
Revlon, Inc., Class A*	270	4,657

		34,717

Distribution & Wholesale — 1.0%
Beacon Roofing Supply, Inc.*	1,281	32,999
Brightpoint, Inc.*	1,615	13,001
Chindex International, Inc.*	314	2,983
Core-Mark Holding Co., Inc.	241	9,866
Houston Wire & Cable Co.	369	5,125
Jazz Pharmaceuticals plc	609	29,518
MWI Veterinary Supply, Inc.*	326	28,688
Owens & Minor, Inc.	1,676	50,967
Pool Corp.	1,276	47,748
Rentrak Corp.*	165	3,745
ScanSource, Inc.*	781	29,147
School Specialty, Inc.*	292	1,034
Titan Machinery, Inc.*	323	9,109
United Stationers, Inc.	1,119	34,723
Watsco, Inc.	738	54,641

		353,294

Diversified Financial Services — 1.7%
Aircastle Ltd.	1,376	16,842
Apollo Residential Mortgage, Inc.	432	7,940
Artio Global Investors, Inc.	696	3,320
BGC Partners, Inc., Class A	2,007	14,832
Calamos Asset Management, Inc., Class A	469	6,149
Cohen & Steers, Inc.	517	16,492
Cowen Group, Inc., Class A*	2,090	5,664
Credit Acceptance Corp.*	226	22,828
Diamond Hill Investment Group, Inc.	50	3,682
Doral Financial Corp.*	3,277	5,047
Duff & Phelps Corp., Class A	670	10,412
Edelman Financial Group, Inc.	682	4,508
Encore Capital Group, Inc.*	397	8,952

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Diversified Financial Services — (continued)
Epoch Holding Corp.	580	$13,850
Evercore Partners, Inc., Class A	622	18,082
FBR Capital Markets Corp.*	1,108	2,848
Federal Agricultural Mortgage Corp., Class C	200	4,540
Financial Engines, Inc.*	1,200	26,832
FXCM, Inc.	600	7,794
GAMCO Investors, Inc., Class A	162	8,037
GFI Group, Inc.	1,724	6,482
Gleacher & Co., Inc.*	1,111	1,511
Higher One Holdings, Inc.*	700	10,465
Imperial Holdings, Inc.*	500	1,335
INTL FCstone, Inc.*	293	6,182
Investment Technology Group, Inc.*	1,000	11,960
JMP Group, Inc.	263	1,941
KBW, Inc.	921	17,038
Knight Capital Group, Inc., Class A*	2,825	36,358
Ladenburg Thalmann Financial Services, Inc.*	1,800	3,204
Manning & Napier, Inc.	300	4,410
MarketAxess Holdings, Inc.	799	29,795
Marlin Business Services Corp.	200	3,012
National Financial Partners Corp.*	1,015	15,367
Nelnet, Inc., Class A	799	20,702
Netspend Holdings, Inc.*	700	5,432
NewStar Financial, Inc.*	500	5,560
Nicholas Financial, Inc.	300	3,957
Ocwen Financial Corp.*	2,460	38,450
Oppenheimer Holdings, Inc., Class A	238	4,129
Piper Jaffray Cos.*	387	10,302
Portfolio Recovery Associates, Inc.*	516	37,008
Pzena Investment Management, Inc., Class A	130	761
Seacube Container Leasing Ltd.	300	5,160
Solar Senior Capital Ltd.	100	1,611
Stifel Financial Corp.*	1,409	53,317
SWS Group, Inc.	768	4,393
Teton Advisors, Inc., Class B~	2	31
The First Marblehead Corp.*	714	871
Virtus Investment Partners, Inc.*	172	14,754
Westwood Holdings Group, Inc.	111	4,299
World Acceptance Corp.*	362	22,172

		590,620

Electric — 1.9%
Allete, Inc.	851	35,308
Ameresco, Inc., Class A*	300	4,065
Atlantic Power Corp.*	2,927	40,510
Avista Corp.	1,539	39,368
Black Hills Corp.	1,048	35,140
Central Vermont Public Service Corp.	391	13,763
CH Energy Group, Inc.	462	30,829
Cleco Corp.	1,571	62,290
Dynegy, Inc.*	2,400	1,344
El Paso Electric Co.	1,177	38,241
EnerNOC, Inc.*	700	5,040
Genie Energy Ltd	300	2,901
IDACORP, Inc.	1,301	53,497

	Number of Shares	Value†

Electric — (continued)
MGE Energy, Inc.	628	$27,877
NorthWestern Corp.	980	34,751
Ormat Technologies, Inc.	400	8,060
Otter Tail Corp.	892	19,356
Pike Electric Corp.*	358	2,946
PNM Resources, Inc.	2,010	36,783
Portland General Electric Co.	1,956	48,861
The Empire District Electric Co.	1,219	24,807
UIL Holdings Corp.	1,291	44,875
Unisource Energy Corp.	1,027	37,557
Unitil Corp.	363	9,739

		657,908

Electrical Components & Equipment — 1.0%
A123 Systems, Inc.*	1,700	1,904
Active Power, Inc.*	2,100	1,638
Acuity Brands, Inc.	1,132	71,123
Advanced Energy Industries, Inc.*	1,393	18,276
American Superconductor Corp.*	1,090	4,491
Belden, Inc.	1,255	47,577
Capstone Turbine Corp.*	9,700	9,894
Coleman Cable, Inc.*	300	2,916
Encore Wire Corp.	571	16,976
EnerSys*	1,223	42,377
Generac Holdings, Inc.*	649	15,933
Graham Corp.	266	5,823
InSteel Industries, Inc.	391	4,751
Littelfuse, Inc.	578	36,241
Powell Industries, Inc.*	229	7,843
Power-One, Inc.*	1,424	6,479
PowerSecure International, Inc.*	198	1,200
SatCon Technology Corp.*	2,939	1,058
Universal Display Corp.*	1,149	41,973
Valence Technology, Inc.*	3,300	2,667
Vicor Corp.	422	3,376

		344,516

Electronics — 2.2%
American Science & Engineering, Inc.	278	18,640
Analogic Corp.	307	20,735
Badger Meter, Inc.	459	15,601
Bel Fuse, Inc., Class B	269	4,753
Benchmark Electronics, Inc.*	1,677	27,654
Brady Corp., Class A	1,257	40,664
Checkpoint Systems, Inc.*	945	10,660
Coherent, Inc.*	673	39,256
CTS Corp.	863	9,079
Cymer, Inc.*	957	47,850
Daktronics, Inc.	709	6,303
DDi Corp.	279	3,404
Electro Scientific Industries, Inc.	693	10,402
FARO Technologies, Inc.*	420	24,499
FEI Co.*	1,046	51,369
Fluidigm Corp.*	200	3,146
Identive Group Inc*	2,166	4,527
II-VI, Inc.*	1,556	36,799
InvenSense, Inc.*	300	5,430
Kemet Corp.*	1,100	10,296

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
Lecroy Corp.*	400	$4,156
Measurement Specialties, Inc.*	370	12,469
Methode Electronics, Inc.	860	7,981
Microvision, Inc.	217	592
Multi-Fineline Electronix, Inc.*	152	4,172
Newport Corp.*	863	15,292
NVE Corp.*	109	5,777
OSI Systems, Inc.*	557	34,144
Park Electrochemical Corp.	633	19,135
Plexus Corp.*	903	31,596
Pulse Electronics Corp.	916	2,299
Rofin-Sinar Technologies, Inc.*	686	18,090
Rogers Corp.*	460	17,825
Sanmina-SCI Corp.*	2,326	26,633
SRS Labs, Inc.*	221	1,536
Stoneridge, Inc.*	673	6,656
Taser International, Inc.*	1,711	7,426
TTM Technologies, Inc.*	1,259	14,466
Viasystems Group, Inc.*	100	1,898
Vishay Precision Group, Inc.*	300	4,449
Watts Water Technologies, Inc., Class A	917	37,368
Woodward, Inc.	1,623	69,513
X-Rite, Inc.*	545	2,474
Zagg, Inc.*	500	5,315
Zygo Corp.*	382	7,476

		749,805

Energy-Alternate Sources — 0.2%
Amyris, Inc.*	400	2,072
Clean Energy Fuels Corp.*	1,300	27,664
FuelCell Energy, Inc.*	2,681	4,209
Futurefuel Corp.	500	5,490
Gevo, Inc.*	200	1,838
Green Plains Renewable Energy, Inc.*	467	5,039
Headwaters, Inc.*	1,480	6,186
Kior, Inc - Class A*	380	5,081
Rex Stores Corp.*	192	5,894
Solazyme, Inc.*	300	4,389
Syntroleum Corp.*	1,113	1,074

		68,936

Engineering & Construction — 0.6%
Argan, Inc.	136	2,182
Dycom Industries, Inc.*	853	19,926
EMCOR Group, Inc.	600	2,862
EMCOR Group, Inc.	1,763	48,870
Exponent, Inc.*	320	15,526
Granite Construction, Inc.	944	27,131
Layne Christensen Co.*	426	9,479
MasTec, Inc.*	1,964	35,529
Michael Baker Corp.*	191	4,555
Mistras Group, Inc.*	300	7,146
MYR Group, Inc.*	583	10,412
Orion Marine Group, Inc.*	437	3,160
Sterling Construction Co., Inc.*	353	3,442
Tutor Perini Corp.*	997	15,533

	Number of Shares	Value†

Engineering & Construction — (continued)
VSE Corp.	104	$2,580

		208,333

Entertainment — 0.9%
Churchill Downs, Inc.	320	17,888
Cinemark Holdings, Inc.	2,414	52,987
International Speedway Corp.	700	19,425
Isle of Capri Casinos, Inc.*	241	1,701
Lions Gate Entertainment Corp.*	1,100	15,312
Multimedia Games, Inc.*	470	5,151
National CineMedia, Inc.	1,474	22,552
Pinnacle Entertainment, Inc.*	1,782	20,511
Scientific Games Corp., Class A*	1,500	17,490
Shuffle Master, Inc.*	1,285	22,616
Six Flags Entertainment Corp.	1,257	58,790
Speedway Motorsports, Inc.	316	5,903
Vail Resorts, Inc.	946	40,915

		301,241

Environmental Control — 0.9%
Calgon Carbon Corp.*	1,462	22,822
Casella Waste Systems, Inc., Class A*	600	3,738
Clean Harbors, Inc.*	1,216	81,873
Darling International, Inc.*	3,067	53,427
Energy Recovery, Inc.*	1,918	4,411
EnergySolutions, Inc.*	2,066	10,123
Fuel Tech, Inc.*	375	2,048
Heckmann Corp.*	2,213	9,538
Heritage-Crystal Clean, Inc.*	200	3,990
Met-Pro Corp.	452	4,773
Metalico, Inc.*	781	3,335
Mine Safety Appliances Co.	721	29,619
Rentech, Inc.*	7,187	14,949
Tetra Tech, Inc.*	1,664	43,863
TRC Cos., Inc.*	500	3,055
U.S. Ecology, Inc.	442	9,609

		301,173

Food — 1.7%
Arden Group, Inc., Class A	11	1,000
B&G Foods, Inc., Class A	1,372	30,884
Cal-Maine Foods, Inc.	323	12,358
Calavo Growers, Inc.	251	6,722
Chefs Warehouse Holdings, Inc.*	450	10,413
Chiquita Brands International, Inc.*	1,024	9,001
Diamond Foods, Inc.	576	13,144
Dole Food Co., Inc.*	860	8,583
Fresh Del Monte Produce, Inc.	916	20,921
Fresh Market, Inc. (The)*	700	33,565
Imperial Sugar Co.	423	1,984
Ingles Markets, Inc., Class A	304	5,362
J&J Snack Foods Corp.	332	17,417
Lancaster Colony Corp.	472	31,369
Lifeway Foods, Inc.*	87	805
Nash Finch Co.	240	6,821
Pilgrim’s Pride Corp.*	1,787	13,331
Ruddick Corp.	1,437	57,624
Sanderson Farms, Inc.	734	38,924

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Food — (continued)
Seaboard Corp.*	9	$17,559
Seneca Foods Corp., Class A*	211	5,558
Senomyx, Inc.*	700	1,918
Smart Balance, Inc.*	1,879	12,420
Snyders-Lance, Inc.	1,279	33,062
Spartan Stores, Inc.	602	10,908
The Hain Celestial Group, Inc.*	962	42,145
Tootsie Roll Industries, Inc.	560	12,837
TreeHouse Foods, Inc.*	914	54,383
United Natural Foods, Inc.*	1,400	65,324
Village Super Market, Inc., Class A	168	5,307
Weis Markets, Inc.	266	11,597

		593,246

Forest Products & Paper — 0.6%
Boise, Inc.	2,425	19,909
Buckeye Technologies, Inc.	1,080	36,688
Clearwater Paper Corp.*	678	22,516
Deltic Timber Corp.	292	18,481
KapStone Paper and Packaging Corp.*	920	18,124
Neenah Paper, Inc.	574	17,071
P.H. Glatfelter Co.	1,059	16,711
Schweitzer-Mauduit International, Inc.	438	30,248
Wausau Paper Corp.	1,581	14,830
Xerium Technologies, Inc.*	200	1,290

		195,868

Gas — 1.1%
BBcn Bancorp Inc*	1,885	20,980
Chesapeake Utilities Corp.	257	10,568
New Jersey Resources Corp.	1,232	54,910
Northwest Natural Gas Co.	850	38,590
Piedmont Natural Gas Co., Inc.	1,851	57,511
South Jersey Industries, Inc.	840	42,034
Southwest Gas Corp.	1,194	51,031
The Laclede Group, Inc.	556	21,695
WGL Holdings, Inc.	1,494	60,806

		358,125

Hand & Machine Tools — 0.1%
Franklin Electric Co., Inc.	585	28,706

Healthcare Products — 3.2%
Abaxis, Inc.*	629	18,323
ABIOMED, Inc.*	789	17,508
Accuray, Inc.*	1,538	10,858
Affymetrix, Inc.*	2,371	10,124
Align Technology, Inc.*	1,665	45,871
Alphatec Holdings, Inc.*	816	1,934
AngioDynamics, Inc.*	558	6,835
ArthroCare Corp.*	755	20,272
Atricure, Inc.*	400	3,980
Atrion Corp.	37	7,778
Biolase Technology, Inc.*	821	2,225
BioMimetic Therapeutics, Inc.*	320	790
Cantel Medical Corp.	450	11,290
CardioNet, Inc.*	289	890
Cardiovascular Systems, Inc.*	400	3,700

	Number of Shares	Value†

Healthcare Products — (continued)
Cepheid, Inc.*	1,680	$70,274
Cerus Corp.*	800	3,216
Columbia Laboratories, Inc.*	1,900	1,349
Conceptus, Inc.*	792	11,389
CONMED Corp.*	803	23,986
CryoLife, Inc.*	599	3,157
Cyberonics, Inc.*	732	27,911
Cynosure, Inc., Class A*	195	3,483
Delcath Systems, Inc.*	1,021	3,206
DexCom, Inc.*	2,242	23,384
Endologix, Inc.*	1,298	19,016
Exactech, Inc.*	209	3,313
Genomic Health, Inc.*	509	15,580
Greatbatch, Inc.*	693	16,992
Haemonetics Corp.*	673	46,895
Hanger Orthopedic Group, Inc.*	808	17,663
Hansen Medical, Inc.*	1,388	4,164
HeartWare International, Inc.*	289	18,984
ICU Medical, Inc.*	279	13,716
Insulet Corp.*	1,146	21,934
Integra LifeSciences Holdings Corp.*	526	18,247
Invacare Corp.	690	11,433
IRIS International, Inc.*	550	7,430
Kensey Nash Corp.*	139	4,067
Luminex Corp.*	953	22,253
MAKO Surgical Corp.*	905	38,146
Masimo Corp.*	1,404	32,825
Medical Action Industries, Inc.*	316	1,808
Medtox Scientific, Inc.*	200	3,372
Merge Healthcare, Inc.*	1,657	9,693
Meridian Bioscience, Inc.	1,160	22,481
Merit Medical Systems, Inc.*	1,075	13,351
Natus Medical, Inc.*	575	6,860
NuVasive, Inc.*	1,406	23,677
NxStage Medical, Inc.*	1,084	20,889
OraSure Technologies, Inc.*	1,201	13,799
Orthofix International NV*	471	17,700
Palomar Medical Technologies, Inc.*	361	3,372
PSS World Medical, Inc.*	1,485	37,630
Quidel Corp.*	651	11,959
Rockwell Medical Technologies, Inc.*	400	3,784
Solta Medical, Inc.*	1,200	3,636
Spectranetics Corp.*	765	7,956
STAAR Surgical Co.*	700	7,581
Stereotaxis, Inc.*	1,188	772
STERIS Corp.	1,532	48,442
SurModics, Inc.*	273	4,196
Symmetry Medical, Inc.*	944	6,674
Synergetics USA, Inc.*	700	4,550
The Female Health Co.	304	1,648
Tornier BV*	300	7,710
Unilife Corp.*	1,910	7,755
Uroplasty, Inc.*	600	1,806
Vascular Solutions, Inc.*	283	3,054
Volcano Corp.*	1,364	38,669
West Pharmaceutical Services, Inc.	889	37,809

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Wright Medical Group, Inc.*	1,061	$20,499
Young Innovations, Inc.	97	2,999
Zoll Medical Corp.*	643	59,561

		1,102,083

Healthcare Services — 1.6%
Air Methods Corp.*	329	28,705
Alliance HealthCare Services, Inc.*	679	1,018
Almost Family, Inc.*	177	4,604
Amedisys, Inc.*	806	11,655
Amsurg Corp.*	1,023	28,624
Assisted Living Concepts, Inc., Class A	404	6,710
Bio-Reference Labs, Inc.*	707	16,622
Capital Senior Living Corp.*	436	4,029
Centene Corp.*	1,468	71,888
Emeritus Corp.*	683	12,062
Five Star Quality Care, Inc.*	800	2,728
Gentiva Health Services, Inc.*	623	5,445
HealthSouth Corp.*	2,536	51,937
Healthways, Inc.*	658	4,843
IPC The Hospitalist Co., Inc.*	447	16,499
Kindred Healthcare, Inc.*	1,586	13,703
LHC Group, Inc.*	382	7,078
Magellan Health Services, Inc.*	741	36,168
Metropolitan Health Networks, Inc.*	1,679	15,732
Molina Healthcare, Inc.*	868	29,191
National Healthcare Corp.	406	18,497
RadNet, Inc.*	900	2,862
Select Medical Holdings Corp.*	1,300	9,997
Skilled Healthcare Group, Inc., Class A*	561	4,297
Sun Healthcare Group, Inc.*	518	3,543
Sunrise Senior Living, Inc.*	1,334	8,431
The Ensign Group, Inc.	540	14,666
Triple-S Management Corp., Class B*	691	15,962
U.S. Physical Therapy, Inc.	191	4,403
Vanguard Health Systems, Inc.*	987	9,732
WellCare Health Plans, Inc.*	1,126	80,937

		542,568

Holding Companies — 0.1%
Compass Diversified Holdings	1,206	17,837
Harbinger Group, Inc.*	175	907
Primoris Services Corp.	890	14,293

		33,037

Home Builders — 0.4%
Beazer Homes USA, Inc.*	1,421	4,618
Cavco Industries, Inc.*	169	7,872
Hovnanian Enterprises, Inc., Class A*	1,610	3,945
KB Home	2,400	21,360
M.D.C. Holdings, Inc.	900	23,211
M/I Homes, Inc.*	336	4,153
Meritage Homes Corp.*	690	18,671
Skyline Corp.	87	666
Standard Pacific Corp.*	3,690	16,457
The Ryland Group, Inc.	1,346	25,951
Winnebago Industries, Inc.*	722	7,076

		133,980

	Number of Shares	Value†

Home Furnishings — 0.5%
American Woodmark Corp.	169	$3,042
DTS, Inc.*	374	11,302
Ethan Allen Interiors, Inc.	628	15,901
Furniture Brands International, Inc.*	1,138	1,912
Kimball International, Inc., Class B	744	5,141
La-Z-Boy, Inc.*	1,262	18,880
Sealy Corp.*	445	899
Select Comfort Corp.*	1,572	50,917
Skullcandy, Inc.*	407	6,443
TiVo, Inc.*	2,955	35,430
Universal Electronics, Inc.*	300	5,994
Voxx International Corp*	825	11,187

		167,048

Hotels & Resorts — 0.0%
Chatham Lodging Trust	200	2,538

Household Products & Wares — 0.5%
ACCO Brands Corp.*	1,393	17,287
American Greetings Corp., Class A	1,043	16,000
At Cross Co. Class A*	300	3,612
Blyth, Inc.	141	10,551
Central Garden and Pet Co., Class A*	1,202	11,575
CSS Industries, Inc.	212	4,125
Ennis, Inc.	858	13,574
Helen of Troy Ltd.*	895	30,439
Oil-Dri Corp. of America	97	2,065
Prestige Brands Holdings, Inc.*	1,372	23,983
Spectrum Brands Holdings, Inc.*	400	13,984
Summer Infant, Inc.*	300	1,800
WD-40 Co.	446	20,226

		169,221

Housewares — 0.0%
Libbey, Inc.*	500	6,470
Lifetime Brands, Inc.	200	2,248

		8,718

Industrial — 0.1%
Aegion Corp*	1,155	20,594

Insurance — 2.7%
Alterra Capital Holdings Ltd.	2,360	54,233
American Equity Investment Life Holding Co.	1,776	22,679
American Safety Insurance Holdings Ltd.*	395	7,446
AMERISAFE, Inc.*	508	12,568
AmTrust Financial Services, Inc.	548	14,730
Argo Group International Holdings Ltd.	647	19,326
Baldwin & Lyons, Inc., Class B	125	2,797
Citizens, Inc.*	1,466	14,484
CNO Financial Group, Inc.*	5,893	45,848
Crawford & Co., Class B	338	1,656
Delphi Financial Group, Inc., Class A	1,527	68,364
Donegal Group, Inc., Class A	283	3,869
eHealth, Inc.*	520	8,481
EMC Insurance Group, Inc.	100	2,009
Employers Holdings, Inc.	882	15,620
Enstar Group Ltd.*	174	17,224

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
FBL Financial Group, Inc., Class A	327	$11,020
First American Financial Corp.	2,773	46,115
Flagstone Reinsurance Holdings SA	1,441	11,341
Global Indemnity Plc*	483	9,414
Greenlight Capital Re Ltd., Class A*	928	22,857
Hallmark Financial Services, Inc.*	255	2,012
Harleysville Group, Inc.	342	19,733
Hilltop Holdings, Inc.*	792	6,645
Horace Mann Educators Corp.	1,509	26,589
Infinity Property & Casualty Corp.	320	16,746
Kansas City Life Insurance Co.	73	2,351
Maiden Holdings Ltd.	1,168	10,512
Meadowbrook Insurance Group, Inc.	1,518	14,163
MGIC Investment Corp.*	4,627	22,950
Montpelier Re Holdings Ltd.	1,707	32,979
National Interstate Corp.	102	2,609
National Western Life Insurance Co., Class A	52	7,117
Onebeacon Insurance Group Ltd.	600	9,246
Platinum Underwriters Holdings Ltd.	956	34,894
Presidential Life Corp.	410	4,686
Primerica, Inc.	800	20,168
ProAssurance Corp.	797	70,224
Radian Group, Inc.	4,803	20,893
RLI Corp.	461	33,026
Safety Insurance Group, Inc.	382	15,906
SeaBright Insurance Holdings, Inc.	344	3,127
Selective Insurance Group	1,375	24,214
State Auto Financial Corp.	376	5,493
Stewart Information Services Corp.	608	8,640
Symetra Financial Corp.	1,600	18,448
The Navigators Group, Inc.*	295	13,936
The Phoenix Cos., Inc.*	2,923	7,161
Tower Group, Inc.	1,013	22,722
United Fire Group, Inc.	680	12,165
Universal American Corp.*	780	8,408
Universal Insurance Holdings, Inc.	251	976

		910,820

Internet — 2.3%
1-800-Flowers.com, Inc., Class A*	737	2,233
AboveNet, Inc.*	616	51,005
Ancestry.com, Inc.*	901	20,489
Angie’s List, Inc.*	300	5,667
Archipelago Learning, Inc.*	202	2,246
Bankrate, Inc.*	723	17,894
Blue Nile, Inc.*	339	11,180
BroadSoft, Inc.*	661	25,283
Cogent Communications Group, Inc.*	1,219	23,259
comScore, Inc.*	959	20,513
Constant Contact, Inc.*	865	25,768
DealerTrack Holdings, Inc.*	1,296	39,217
Dice Holdings, Inc.*	1,163	10,851
Digital River, Inc.*	1,088	20,356
EarthLink, Inc.	3,116	24,897
ePlus, Inc.*	74	2,366
eResearchTechnology, Inc.*	950	7,429

	Number of Shares	Value†

Internet — (continued)
Global Sources Ltd.*	372	$2,292
HealthStream, Inc.*	400	9,276
ICG Group, Inc.*	1,228	10,991
Infospace, Inc.*	896	11,478
Internap Network Services Corp.*	1,321	9,696
IntraLinks Holdings, Inc.*	800	4,232
Keynote Systems, Inc.	428	8,457
KIT Digital, Inc.*	1,229	8,849
Limelight Networks, Inc.*	1,172	3,856
Lionbridge Technologies, Inc.*	1,243	3,580
Liquidity Services, Inc.*	535	23,968
LoopNet, Inc.*	410	7,700
ModusLink Global Solutions, Inc.	945	5,103
Move, Inc*	779	7,564
NIC, Inc.	1,529	18,547
NutriSystem, Inc.	537	6,030
OpenTable, Inc.*	656	26,548
Openwave Systems, Inc.*	1,814	4,118
Orbitz Worldwide, Inc.*	476	1,452
Overstock.com, Inc.*	271	1,420
Perficient, Inc.*	745	8,947
QuinStreet, Inc.*	715	7,500
ReachLocal, Inc.*	200	1,426
Realnetworks, Inc.	515	5,119
Responsys, Inc.*	300	3,591
Saba Software, Inc.*	752	7,377
Safeguard Scientifics, Inc.*	450	7,740
Sapient Corp.	3,052	37,997
Shutterfly, Inc.*	790	24,751
Sourcefire, Inc.*	770	37,060
SPS Commerce, Inc.*	200	5,376
Stamps.com, Inc.*	362	10,093
support.com, Inc.*	1,139	3,588
TechTarget, Inc.*	500	3,465
TeleCommunication Systems, Inc., Class A*	746	2,074
The Active Network, Inc.*	300	5,049
Towerstream Corp.*	900	4,275
Travelzoo, Inc.*	111	2,553
U.S. Auto Parts Network, Inc.*	338	1,220
United Online, Inc.	2,790	13,643
ValueClick, Inc.*	2,090	41,257
VASCO Data Security International, Inc.*	728	7,855
VirnetX Holding Corp.*	983	23,523
Vocus, Inc.*	381	5,048
Web.com Group, Inc.*	700	10,101
Websense, Inc.*	999	21,069
XO Group, Inc.*	659	6,188
Zix Corp.*	1,148	3,341

		797,036

Investment Companies — 0.8%
Apollo Investment Corp.	5,512	39,521
Arlington Asset Investment Corp., Class A	100	2,220
BlackRock Kelso Capital Corp.	1,885	18,511
Capital Southwest Corp.	59	5,578
Fifth Street Finance Corp.	2,228	21,745
Gladstone Capital Corp.	412	3,341

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Investment Companies — (continued)
Gladstone Investment Corp.	879	$6,654
Golub Capital BDC, Inc.	222	3,390
Harris & Harris Group, Inc.*	362	1,502
Hercules Technology Growth Capital, Inc.	1,252	13,872
Kohlberg Capital Corp.	537	3,711
Main Street Capital Corp.	779	19,187
MCG Capital Corp.	1,854	7,880
Medallion Financial Corp.	248	2,768
Medley Capital Group	427	4,812
MVC Capital, Inc.	481	6,316
New Mountain Finance Corp.	212	2,913
NGP Capital Resources Co.	309	2,024
PennantPark Investment Corp.	2,170	22,568
Prospect Capital Corp.	2,950	32,391
Solar Capital Ltd.	952	21,011
THL Credit, Inc.	200	2,572
TICC Capital Corp.	602	5,863
Triangle Capital Corp.	714	14,101

		264,451

Iron & Steel — 0.0%
Metals USA Holdings Corp.*	200	2,882
Universal Stainless & Alloy Products, Inc.*	133	5,682

		8,564

Leisure Time — 0.6%
Ambassadors Group, Inc.	407	2,177
Arctic Cat, Inc.*	444	19,017
Black Diamond, Inc.*	400	3,704
Brunswick Corp.	2,668	68,701
Callaway Golf Co.	2,146	14,507
Interval Leisure Group, Inc.*	916	15,938
Life Time Fitness, Inc.*	1,159	58,611
Marine Products Corp.*	160	952
Town Sports International Holdings, Inc.*	600	7,578

		191,185

Lodging — 0.3%
Ameristar Casinos, Inc.	805	14,997
Boyd Gaming Corp.*	1,500	11,760
Gaylord Entertainment Co.*	1,123	34,588
Marcus Corp.	433	5,434
Monarch Casino & Resort, Inc.*	185	1,906
Morgans Hotel Group Co.*	394	1,950
Orient-Express Hotels Ltd., Class A*	3,345	34,119
Red Lion Hotels Corp.*	264	2,168

		106,922

Machinery — Construction & Mining — 0.1%
Astec Industries, Inc.*	598	21,815

Machinery — Diversified — 1.5%
Alamo Group, Inc.	117	3,517
Albany International Corp., Class A	632	14,504
Altra Holdings, Inc.*	603	11,578
Applied Industrial Technologies, Inc.	1,082	44,503
Briggs & Stratton Corp.	1,336	23,955
Cascade Corp.	228	11,427
Chart Industries, Inc.*	777	56,977

	Number of Shares	Value†

Machinery — Diversified — (continued)
Cognex Corp.	1,057	$44,775
Columbus McKinnon Corp.*	485	7,901
DXP Enterprises, Inc.*	322	14,004
Flow International Corp.*	1,208	4,856
Global Power Equipment Group, Inc.*	400	11,080
Hurco Cos., Inc.*	200	5,650
Intermec, Inc.*	1,435	11,093
Intevac, Inc.*	341	2,899
iRobot Corp.*	682	18,591
Kadant, Inc.*	299	7,122
Lindsay Corp.	353	23,393
Middleby Corp.*	495	50,084
NACCO Industries, Inc., Class A	222	25,834
Robbins & Myers, Inc.	1,179	61,367
Sauer-Danfoss, Inc.	319	14,993
Tecumseh Products Co., Class A*	413	1,660
Tennant Co.	536	23,584
The Gorman-Rupp Co.	401	11,701
Twin Disc, Inc.	235	6,131

		513,179

Media — 0.7%
A.H. Belo Corp., Class A	400	1,956
Belo Corp., Class A	2,160	15,487
Central European Media Enterprises Ltd., Class A*	900	6,390
Courier Corp.	247	2,865
Crown Media Holdings, Inc., Class A*	217	345
Cumulus Media, Inc., Class A*	700	2,443
Demand Media, Inc.*	200	1,450
Digital Generation Inc*	657	6,708
Dolan Media, Co.*	593	5,402
E.W. Scripps Co., Class A*	1,206	11,903
Entercom Communications Corp., Class A*	400	2,596
Entravision Communications Corp., Class A	1,000	1,710
Fisher Communications, Inc.*	200	6,144
Gray Television, Inc.*	1,000	1,890
Journal Communications, Inc., Class A*	884	4,977
Knology, Inc.*	1,236	22,495
LIN TV Corp., Class A*	472	1,912
Martha Stewart Living Omnimedia, Inc., Class A	562	2,141
Meredith Corp.	1,000	32,460
Nexstar Broadcasting Group*	400	3,324
Outdoor Channel Holdings, Inc.	626	4,576
Saga Communications, Inc.*	100	3,580
Scholastic Corp.	756	26,672
Sinclair Broadcast Group, Inc., Class A	1,117	12,354
The McClatchy Co., Class A*	1,100	3,179
The New York Times Co., Class A*	3,921	26,624
Value Line, Inc.	23	283
World Wrestling Entertainment, Inc., Class A	914	8,107

		219,973

Medical Instruments — 0.0%
Navidea Biopharmaceuticals, Inc.*	2,200	7,216

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Metal Fabricate/Hardware — 0.7%
A.M. Castle & Co.*	435	$5,503
Ampco-Pittsburgh Corp.	214	4,308
CIRCOR International, Inc.	435	14,473
Dynamic Materials Corp.	290	6,122
Furmanite Corp.*	954	6,125
Haynes International, Inc.	364	23,059
Kaydon Corp.	978	24,949
L.B. Foster Co., Class A	266	7,584
Lawson Products, Inc.	56	846
Mueller Industries, Inc.	994	45,177
Mueller Water Products, Inc., Class A	3,692	12,294
NN, Inc.*	400	3,264
Northwest Pipe Co.*	183	3,887
Olympic Steel, Inc.	231	5,544
Omega Flex, Inc.*	59	749
RBC Bearings, Inc.*	637	29,385
RTI International Metals, Inc.*	713	16,442
Sun Hydraulics Corp.	459	12,007
Worthington Industries, Inc.	1,584	30,381

		252,099

Mining — 1.1%
AMCOL International Corp.	598	17,635
Century Aluminum Co.*	1,254	11,135
Coeur d’Alene Mines Corp.*	2,528	60,015
General Moly, Inc.*	1,499	5,022
Globe Specialty Metals, Inc.	1,714	25,487
Gold Resource Corp.	700	17,017
Golden Minerals Co.*	868	7,317
Golden Star Resources Ltd.*	6,200	11,532
Hecla Mining Co.	7,317	33,805
Horsehead Holding Corp.*	1,583	18,030
Jaguar Mining, Inc.*	2,100	9,807
Kaiser Aluminum Corp.	416	19,660
Materion Corp.*	457	13,130
Midway Gold Corp.*	2,200	3,146
Noranda Aluminium Holding Corp.	600	5,982
Paramount Gold and Silver Corp.*	2,900	6,554
Revett Minerals, Inc.*	800	3,344
Stillwater Mining Co.*	2,924	36,959
Thompson Creek Metals Co., Inc.*	3,800	25,688
United States Lime & Minerals, Inc.*	29	1,737
Ur-Energy, Inc.*	2,900	3,538
Uranerz Energy Corp.*	1,700	4,284
Uranium Energy Corp.*	1,407	5,487
Uranium Resources, Inc.*	2,600	2,366
USEC, Inc.*	2,404	2,548
Vista Gold Corp.*	1,900	5,966

		357,191

Miscellaneous Manufacturing — 2.2%
A.O. Smith Corp.	961	43,197
Actuant Corp., Class A	1,806	52,356
American Railcar Industries, Inc.*	300	7,053
AZZ, Inc.	288	14,872
Barnes Group, Inc.	1,365	35,913
Blount International, Inc.*	1,395	23,269
Ceradyne, Inc.*	618	20,122

	Number of Shares	Value†

Miscellaneous Manufacturing — (continued)
Chase Corp.	200	$3,150
CLARCOR, Inc.	1,298	63,719
Colfax Corp.*	1,318	46,446
EnPro Industries, Inc.*	617	25,359
ESCO Technologies, Inc.	834	30,666
Fabrinet*	500	8,855
Federal Signal Corp.	3,143	17,475
FreightCar America, Inc.*	270	6,072
GP Strategies Corp.*	296	5,180
Griffon Corp.	1,156	12,369
Handy & Harman Ltd.*	200	2,888
Hexcel Corp.*	2,520	60,505
John Bean Technologies Corp.	629	10,190
Koppers Holdings, Inc.	620	23,907
LSB Industries, Inc.*	549	21,367
Lydall, Inc.*	300	3,057
Matthews International Corp., Class A	805	25,470
Metabolix, Inc.*	1,090	3,085
Movado Group, Inc.	360	8,838
Myers Industries, Inc.	725	10,694
NL Industries, Inc.	90	1,341
Park-Ohio Holdings Corp.*	200	4,010
PMFG, Inc.*	486	7,295
Raven Industries, Inc.	473	28,858
Smith & Wesson Holding Corp.*	1,279	9,912
Standex International Corp.	300	12,357
STR Holdings, Inc.*	725	3,509
Sturm Ruger & Co., Inc.	619	30,393
The Brink’s Co.	1,310	31,270
Tredegar Corp.	761	14,908
Trimas Corp.*	595	13,322

		743,249

Office Furnishings — 0.4%
Herman Miller, Inc.	1,432	32,879
HNI Corp.	1,243	34,493
Interface, Inc., Class A	1,495	20,855
Knoll, Inc.	1,353	22,514
Steelcase, Inc., Class A	2,431	23,338

		134,079

Oil & Gas — 3.3%
Abraxas Petroleum Corp.*	2,000	6,240
Alon USA Energy, Inc.	152	1,376
Apco Oil and Gas International, Inc.	258	17,588
Approach Resources, Inc.*	641	23,685
ATP Oil & Gas Corp.*	1,193	8,769
Berry Petroleum Co., Class A	1,334	62,871
Bill Barrett Corp.*	1,225	31,862
BPZ Resources, Inc.*	2,283	9,200
C J Energy Services, Inc.*	430	7,650
Callon Petroleum Co.*	1,000	6,290
CAMAC Energy, Inc.*	900	900
Carrizo Oil & Gas, Inc.*	1,065	30,097
Cheniere Energy, Inc.*	3,230	48,385
Clayton Williams Energy, Inc.*	217	17,238
Comstock Resources, Inc.*	1,387	21,956
Contango Oil & Gas Co.*	303	17,850

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
CVR Energy, Inc.	2,274	$60,829
Delek US Holdings, Inc.	498	7,724
Endeavour International Corp.*	1,352	16,021
Energy Partners Ltd.*	700	11,627
Energy XXI Bermuda Ltd.*	1,962	70,848
Evolution Petroleum Corp.*	500	4,650
FX Energy, Inc.*	1,389	7,556
Gastar Exploration Ltd.*	1,500	4,485
Georesources, Inc.*	557	18,236
GMX Resources, Inc.*	1,406	1,786
Goodrich Petroleum Corp.*	581	11,051
Gulfport Energy Corp.*	1,163	33,867
Harvest Natural Resources, Inc.*	746	5,282
Hercules Offshore, Inc.*	2,705	12,795
Houston American Energy Corp.*	300	1,566
Hyperdynamics Corp.*	3,700	4,773
Isramco, Inc.*	21	1,835
Kodiak Oil & Gas Corp.*	7,700	76,692
Magnum Hunter Resources Corp.*	2,600	16,666
McMoran Exploration Co.*	2,654	28,398
Miller Energy Resources, Inc.*	400	1,688
Northern Oil & Gas, Inc.*	1,753	36,357
Oasis Petroleum, Inc.*	1,536	47,355
Panhandle Oil and Gas, Inc., Class A	117	3,449
Parker Drilling Co.*	2,917	17,414
Penn Virginia Corp.	1,012	4,605
Petroleum Development Corp.*	612	22,699
Petroquest Energy, Inc.*	1,539	9,449
Pioneer Drilling Co.*	1,550	13,640
Resolute Energy Corp.*	1,100	12,518
Rex Energy Corp.*	1,000	10,680
Rosetta Resources, Inc.*	1,537	74,944
Stone Energy Corp.*	1,279	36,567
Swift Energy Co.*	1,189	34,517
Triangle Petroleum Corp.*	1,100	7,590
US Energy Corp.*	500	1,580
Vaalco Energy, Inc.*	1,230	11,624
Vantage Drilling Co.*	3,690	5,904
Venoco, Inc.*	686	7,436
Voyager Oil & Gas, Inc.*	1,400	3,402
W&T Offshore, Inc.	1,043	21,986
Warren Resources, Inc.*	1,705	5,558
Western Refining, Inc.	1,637	30,808
Zion Oil & Gas, Inc.*	700	1,848

		1,132,262

Oil & Gas Services — 1.5%
Basic Energy Services, Inc.*	588	10,202
Cal Dive International, Inc.*	2,189	7,224
Dawson Geophysical Co.*	215	7,385
Dril-Quip, Inc.*	960	62,419
Exterran Holdings, Inc.*	2,300	30,337
Flotek Industries, Inc.*	1,200	14,424
Global Geophysical Services, Inc.*	500	5,305
Gulf Island Fabrication, Inc.	318	9,308
Helix Energy Solutions Group, Inc.*	2,901	51,638
Hornbeck Offshore Services, Inc.*	778	32,699

	Number of Shares	Value†

Oil & Gas Services — (continued)
ION Geophysical Corp.*	3,765	$24,284
Key Energy Services, Inc.*	3,324	51,356
Lufkin Industries, Inc.	872	70,327
Matrix Service Co.*	687	9,625
Mitcham Industries, Inc.*	300	6,738
Natural Gas Services Group, Inc.*	294	3,881
Newpark Resources, Inc.*	2,112	17,297
OYO Geospace Corp.*	188	19,802
Targa Resources Corp.	400	18,180
Tesco Corp.*	700	9,933
Tetra Technologies, Inc.*	2,279	21,468
Thermon Group Holdings, Inc.*	300	6,135
Union Drilling, Inc.*	183	1,017
Willbros Group, Inc.*	1,017	3,295

		494,279

Packaging and Containers — 0.1%
AEP Industries, Inc.*	238	8,285
Graphic Packaging Holding Co.*	5,687	31,392

		39,677

Pharmaceuticals — 3.2%
Achillion Pharmaceuticals, Inc.*	1,700	16,286
Acura Pharmaceuticals, Inc.*	153	529
Aegrion Pharmaceuticals, Inc.*	200	2,766
Akorn, Inc.*	1,613	18,872
Alimera Sciences, Inc.*	500	1,690
Allos Therapeutics, Inc.*	1,315	1,946
Amicus Therapeutics, Inc.*	500	2,640
Ampio Pharmaceuticals, Inc.*	600	2,046
Anacor Pharmaceuticals, Inc.*	500	2,945
Antares Pharma, Inc.*	1,400	4,522
Anthera Pharmaceuticals, Inc.*	500	1,105
Ardea Biosciences, Inc.*	626	13,622
Array Biopharma, Inc.*	2,248	7,666
Auxilium Pharmaceuticals, Inc.*	1,165	21,634
AVANIR Pharmaceuticals, Inc., Class A*	3,377	11,549
AVI BioPharma, Inc.*	2,368	3,647
BioScrip, Inc.*	1,011	6,865
Biospecifics Technologies Corp.*	69	1,092
Cadence Pharmaceuticals, Inc.*	814	3,012
Clovis Oncology Inc*	300	7,635
Corcept Therapeutics, Inc.*	700	2,751
Cornerstone Therapeutics, Inc.*	127	757
Cytori Therapeutics, Inc.*	810	2,017
Depomed, Inc.*	1,183	7,406
Durect Corp.*	1,856	1,485
Dusa Pharmaceuticals, Inc.*	700	4,382
Dyax Corp.*	1,720	2,683
Endocyte, Inc.*	500	2,490
Furiex Pharmaceuticals, Inc.*	200	4,726
Hi-Tech Pharmacal Co, Inc.*	255	9,162
Idenix Pharmaceuticals, Inc.*	1,493	14,616
Impax Laboratories, Inc.*	1,737	42,695
Infinity Pharmaceuticals, Inc.*	328	3,923
Ironwood Pharmaceuticals, Inc.*	1,461	19,446
Isis Pharmaceuticals, Inc.*	2,810	24,644
ISTA Pharmaceuticals, Inc.*	700	6,307

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Keryx Biopharmaceuticals, Inc.*	1,700	$8,466
KV Pharmaceutical Co., Class A*	1,500	1,980
Lannett Co, Inc.*	197	821
MannKind Corp.*	1,904	4,703
MAP Pharmaceuticals, Inc.*	706	10,138
Medicis Pharmaceutical Corp., Class A	1,674	62,926
Medivation, Inc.*	864	64,558
Nabi Biopharmaceuticals*	913	1,698
Nature’s Sunshine Products, Inc.*	200	3,204
Nektar Therapeutics*	3,633	28,773
Neogen Corp.*	568	22,192
Neurocrine Biosciences, Inc.*	1,477	11,772
Nutraceutical International Corp.*	196	2,854
Obagi Medical Products, Inc.*	351	4,703
Omega Protein Corp.*	500	3,805
Onyx Pharmaceuticals, Inc.*	1,814	68,352
Opko Health, Inc.*	2,976	14,076
Optimer Pharmaceuticals, Inc.*	1,095	15,220
Orexigen Therapeutics, Inc.*	588	2,411
Osiris Therapeutics, Inc.*	373	1,910
Pain Therapeutics, Inc.*	779	2,797
Par Pharmaceutical Cos., Inc.*	982	38,033
Pharmacyclics, Inc.*	1,400	38,864
PharMerica Corp.*	820	10,193
Pozen, Inc.*	302	1,812
Progenics Pharmaceuticals, Inc.*	601	5,950
Questcor Pharmaceuticals, Inc.*	1,636	61,546
Raptor Pharmaceutical Corp.*	900	6,084
Rigel Pharmaceuticals, Inc.*	1,590	12,799
Sagent Pharmaceuticals, Inc.*	200	3,574
Salix Pharmaceuticals Ltd.*	1,521	79,852
Santarus, Inc.*	1,297	7,587
Savient Pharmaceuticals, Inc.*	1,752	3,819
Schiff Nutrition International, Inc.*	157	1,930
Sciclone Pharmaceuticals, Inc.*	677	4,272
SIGA Technologies, Inc.*	685	2,302
Spectrum Pharmaceuticals, Inc.*	1,414	17,859
Sucampo Pharmaceuticals, Inc., Class A*	171	1,274
Synta Pharmaceuticals Corp.*	721	3,136
Synutra International, Inc.*	311	1,829
Targacept, Inc.*	703	3,599
Theravance, Inc.*	1,816	35,412
USANA Health Sciences, Inc.*	124	4,629
Vanda Pharmaceuticals, Inc.*	741	3,549
Viropharma, Inc.*	1,978	59,478
Vivus, Inc.*	2,370	52,993
XenoPort, Inc.*	827	3,722
Zalicus, Inc.	1,600	1,920

		1,086,935

Pipelines — 0.2%
Crosstex Energy, Inc.	964	13,631
Semgroup Corp.*	1,300	37,882

		51,513

Precious Metals — 0.0%
McEwen Mining, Inc.*	2,523	11,202

	Number of Shares	Value†

Real Estate — 0.1%
Consolidated-Tomoka Land Co.	124	$3,689
Forestar Real Estate Group, Inc.*	863	13,282
HFF, Inc., Class A*	700	11,529
Kennedy-Wilson Holdings, Inc.	781	10,543
Terreno Realty Corp.	175	2,504

		41,547

Real Estate Investment Trusts — 0.2%
AG Mortgage Investment Trust, Inc	288	5,685
American Assets Trust, Inc.	800	18,240
American Capital Mortgage. Inc.	343	7,467
Armour Residential REIT, Inc.	3,500	23,625
RAIT Financial Trust,Inc.	906	4,503
RLJ Lodging Trust	700	13,041
STAG lndustrial, Inc.	400	5,584
Summitt Hotel Properties	700	5,306

		83,451

Retail — 6.9%
Aeropostale, Inc.*	2,284	49,380
AFC Enterprises*	559	9,481
America’s Car-Mart, Inc.*	227	9,983
ANN, Inc.*	1,385	39,666
Asbury Automotive Group, Inc.*	749	20,223
Ascena Retail Group, Inc.*	1,634	72,419
Barnes & Noble, Inc.*	700	9,275
Bebe Stores, Inc.	1,517	14,002
Benihana Inc*	400	5,220
Big 5 Sporting Goods Corp.	381	2,987
Biglari Holdings, Inc.*	29	11,683
BJ’s Restaurants, Inc.*	620	31,217
Bob Evans Farms, Inc.	742	27,988
Body Central Corp.*	500	14,510
Bravo Brio Restaurant Group, Inc.*	500	9,980
Brown Shoe Co., Inc.	954	8,805
Buffalo Wild Wings, Inc.*	547	49,607
Build-A-Bear Workshop, Inc.*	260	1,365
Cabela’s, Inc.*	1,208	46,085
Caribou Coffee Co., Inc.*	205	3,821
Carrols Restaurant Group, Inc.*	213	3,248
Casey’s General Stores, Inc.	1,040	57,678
Cash America International, Inc.	925	44,335
Casual Male Retail Group, Inc.*	800	2,688
CEC Entertainment, Inc.	572	21,684
Charming Shoppes, Inc.*	2,880	16,992
Christopher & Banks Corp.	737	1,371
Citi Trends, Inc.*	303	3,472
Coinstar, Inc.*	850	54,017
Coldwater Creek, Inc.*	991	1,150
Collective Brands, Inc.*	1,782	35,034
Conn’s, Inc.*	204	3,131
Cost Plus, Inc.*	500	8,950
Cracker Barrel Old Country Store, Inc.	624	34,819
Denny’s Corp.*	2,352	9,502
Destination Maternity Corp.	178	3,305
DineEquity, Inc.*	371	18,402
Domino’s Pizza, Inc.*	1,629	59,133
Einstein Noah Restaurant Group, Inc.	84	1,253

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Express, Inc.*	1,554	$38,819
Ezcorp, Inc., Class A*	1,266	41,088
First Cash Financial Services, Inc.*	962	41,260
Francesca’s Holdings Corp.*	358	11,316
Fred’s, Inc., Class A	931	13,602
Genesco, Inc.*	795	56,962
GNC Holdings, Inc., Class A*	600	20,934
Gordmans Stores, Inc.*	200	4,394
Group 1 Automotive, Inc.	607	34,095
Haverty Furniture Cos., Inc.	550	6,105
Hhgregg, Inc.*	662	7,534
Hibbett Sports, Inc.*	755	41,185
Hot Topic, Inc.	1,095	11,114
HSN, Inc.	1,079	41,034
Jack in the Box, Inc.*	1,214	29,100
Jamba, Inc.*	1,100	2,277
Jos. A. Bank Clothiers, Inc.*	699	35,237
Kenneth Cole Productions, Inc., Class A*	158	2,544
Kirkland’s, Inc.*	427	6,909
Krispy Kreme Doughnuts, Inc.*	1,322	9,651
Lithia Motors, Inc., Class A	494	12,943
Liz Claiborne, Inc.*	2,771	37,021
Luby’s, Inc.*	600	3,642
Lumber Liquidators Holdings, Inc.*	533	13,384
MarineMax, Inc.*	400	3,292
Mattress Firm Holding Corp.*	100	3,790
New York & Co., Inc.*	583	2,175
Nu Skin Enterprises, Inc., Class A	1,427	82,638
O’Charleys, Inc.*	486	4,782
Office Depot, Inc.*	8,800	30,360
OfficeMax, Inc.*	2,761	15,793
Pacific Sunwear of California, Inc.*	1,360	2,394
Papa John’s International, Inc.*	455	17,135
PC Connection, Inc.	165	1,356
Penske Automotive Group, Inc.	1,276	31,428
PetMed Express, Inc.	413	5,113
PF Chang’s China Bistro, Inc.	525	20,748
Pier 1 Imports, Inc.*	2,644	48,068
Pricesmart, Inc.	531	38,662
Red Robin Gourmet Burgers, Inc.*	320	11,901
Regis Corp.	1,532	28,235
Rite Aid Corp.*	17,672	30,749
Ruby Tuesday, Inc.*	1,513	13,814
Rue21, Inc.*	379	11,120
Rush Enterprises, Inc., Class A*	1,035	21,963
Ruth’s Hospitality Group, Inc.*	1,695	12,865
Saks, Inc.*	3,241	37,628
Shoe Carnival, Inc.*	239	7,701
Sonic Automotive, Inc., Class A	934	16,728
Sonic Corp.*	1,532	11,766
Stage Stores, Inc.	881	14,307
Stein Mart, Inc.*	761	5,023
Steinway Musical Instruments, Inc.*	125	3,125
Susser Holdings Corp.*	302	7,752
Systemax, Inc.*	262	4,417
Talbots, Inc.*	1,494	4,527

	Number of Shares	Value†

Retail — (continued)
Teavana Holdings, Inc.*	290	$5,719
Texas Roadhouse, Inc.	1,970	32,781
The Bon-Ton Stores, Inc.	200	1,848
The Buckle, Inc.	849	40,667
The Cato Corp., Class A	804	22,223
The Cheesecake Factory, Inc.*	1,516	44,555
The Children’s Place Retail Stores, Inc.*	694	35,859
The Finish Line, Inc., Class A	1,393	29,559
The Men’s Wearhouse, Inc.	1,356	52,572
The Pantry, Inc.*	454	5,907
The Pep Boys - Manny, Moe, & Jack	1,705	25,439
The Wet Seal, Inc., Class A*	2,604	8,984
Tuesday Morning Corp.*	1,129	4,335
Vera Bradley, Inc.*	500	15,095
Vitamin Shoppe, Inc.*	600	26,526
West Marine, Inc.*	264	3,163
Winmark Corp.	100	5,794
World Fuel Services Corp.	2,015	82,615
Zale Corp.*	900	2,781
Zumiez, Inc.*	503	18,163

		2,355,951

Savings & Loans — 0.8%
Astoria Financial Corp.	2,201	21,702
Bank Mutual Corp.	632	2,553
BankFinancial Corp.	609	4,032
Beneficial Mutual Bancorp, Inc.*	649	5,672
Berkshire Hills Bancorp, Inc.	602	13,798
BofI Holding, Inc.*	100	1,708
Brookline Bancorp, Inc.	2,222	20,820
Cape Bancorp, Inc.*	300	2,394
Clifton Savings Bancorp, Inc.	150	1,565
Dime Community Bancshares Inc.	730	10,665
ESB Financial Corp.	194	2,797
ESSA Bancorp, Inc.	319	3,126
First Defiance Financial Corp.	300	5,058
First Financial Holdings, Inc.	319	3,509
First Pactrust Bancorp, Inc.	200	2,384
Flagstar Bancorp, Inc.*	5,040	4,637
Flushing Financial Corp.	638	8,587
Fox Chase Bancorp, Inc.	420	5,460
Home Federal Bancorp, Inc.	253	2,563
Investors Bancorp, Inc.*	1,156	17,363
Kearny Financial Corp.	152	1,482
Meridian Interstate Bancorp, Inc.*	139	1,825
Northfield Bancorp, Inc.	423	6,015
Northwest Bancshares, Inc.	2,475	31,433
OceanFirst Financial Corp.	327	4,656
Oritani Financial Corp.	1,318	19,348
Provident Financial Services, Inc.	1,703	24,745
Provident New York Bancorp	951	8,045
Rockville Financial, Inc.	730	8,505
Roma Financial Corp.	126	1,234
Territorial Bancorp, Inc.	243	5,057
United Financial Bancorp, Inc.	440	6,961
Viewpoint Financial Group	866	13,319
Westfield Financial, Inc.	784	6,201

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Savings & Loans — (continued)
WSFS Financial Corp.	157	$6,437

		285,656

Semiconductors — 3.1%
Aeroflex Holding Corp.*	500	5,570
Alpha & Omega Semiconductor, Ltd.*	400	3,848
Amkor Technology, Inc.*	2,511	15,430
Amtech Systems, Inc.*	300	2,499
Anadigics, Inc.*	1,379	3,268
Applied Micro Circuits Corp.*	1,358	9,425
ATMI, Inc.*	928	21,622
Axcelis Technologies, Inc.*	2,000	3,440
AXT, Inc.*	600	3,810
Brooks Automation, Inc.	1,977	24,376
Cabot Microelectronics Corp.*	661	25,700
Cavium, Inc.*	1,279	39,572
CEVA, Inc.*	671	15,238
Cirrus Logic, Inc.*	1,881	44,768
Cohu, Inc.	504	5,730
Diodes, Inc.*	999	23,157
DSP Group, Inc.*	557	3,710
Emagin Corp.*	500	1,625
Emulex Corp.*	2,606	27,050
Entegris, Inc.*	3,370	31,476
Entropic Communications, Inc.*	2,032	11,847
Exar Corp.*	732	6,149
FormFactor, Inc.*	1,172	6,540
FSI International, Inc.*	600	2,934
Gerber Scientific, Inc.~	500	0
GSI Technology, Inc.*	359	1,522
GSl Group, Inc.*	700	8,442
Gt Advanced Technologies, Inc*	3,599	29,764
Hittite Microwave Corp.*	866	47,032
Inphi Corp.*	500	7,090
Integrated Device Technology, Inc.*	4,293	30,695
Integrated Silicon Solution, Inc.*	500	5,580
IXYS Corp.*	566	7,471
Kopin Corp.*	1,507	6,134
Kulicke & Soffa Industries, Inc.*	1,706	21,206
Lattice Semiconductor Corp.*	3,824	24,588
LTX-Credence Corp.*	1,166	8,384
MaxLinear, Inc., Class A*	500	2,785
Micrel, Inc.	1,245	12,774
Microsemi Corp.*	2,393	51,306
Mindspeed Technologies, Inc.*	600	3,822
MIPS Technologies, Inc.*	1,058	5,756
MKS Instruments, Inc.	1,396	41,224
Monolithic Power Systems, Inc.*	767	15,087
MoSys, Inc.*	500	1,985
Nanometrics, Inc.*	500	9,255
Omnivision Technologies, Inc.*	1,619	32,380
Pericom Semiconductor Corp.*	646	5,226
Photronics, Inc.*	2,192	14,577
PLX Technology, Inc.*	1,260	5,065
Power Integrations, Inc.	895	33,222
Rambus, Inc.*	2,623	16,918
Richardson Electronics Ltd.	300	3,594

	Number of Shares	Value†

Semiconductors — (continued)
Rubicon Technology, Inc.*	323	$3,369
Rudolph Technologies, Inc.*	854	9,488
Semtech Corp.*	1,909	54,330
Sigma Designs, Inc.*	777	4,025
Silicon Image, Inc.*	1,839	10,813
Standard Microsystems Corp.*	653	16,893
Supertex, Inc.*	389	7,029
Tessera Technologies, Inc.*	1,623	27,997
TriQuint Semiconductor, Inc.*	4,777	32,937
Ultra Clean Holdings*	400	3,016
Ultratech, Inc.*	778	22,546
Veeco Instruments, Inc.*	1,093	31,260
Volterra Semiconductor Corp.*	691	23,781

		1,039,152

Software — 4.4%
Accelrys, Inc.*	1,566	12,497
ACI Worldwide, Inc.*	1,109	44,659
Actuate Corp.*	940	5,903
Acxiom Corp.*	2,067	30,344
Advent Software, Inc.*	935	23,936
American Software, Inc., Class A	593	5,088
Aspen Technology, Inc.*	2,353	48,307
athenahealth, Inc.*	956	70,859
Avid Technology, Inc.*	749	8,239
Blackbaud, Inc.	1,150	38,215
Bottomline Technologies, Inc.*	1,045	29,197
Callidus Software, Inc.*	800	6,248
CommVault Systems, Inc.*	1,148	56,987
Computer Programs & Systems, Inc.	347	19,612
Concur Technologies, Inc.*	1,162	66,676
Convio, Inc.*	400	6,188
Cornerstone Ondemand, Inc.*	300	6,552
CSG Systems International, Inc.*	781	11,824
Deltek, Inc.*	394	4,200
Digi International, Inc.*	657	7,220
DynaVox, Inc., Class A*	200	616
Ebix, Inc.	736	17,046
Envestnet, Inc.*	600	7,512
EPIQ Systems, Inc.	668	8,083
ePocrates, Inc.*	200	1,716
Fair Isaac Corp.	1,188	52,153
FalconStor Software, Inc.*	626	2,341
Geeknet, Inc.*	100	1,446
Glu Mobile, Inc.*	1,100	5,335
Guidance Software, Inc.*	400	4,420
Imperva Inc*	100	3,915
inContact, Inc.*	900	5,022
InnerWorkings, Inc.*	1,124	13,095
Interactive Intelligence Group, Inc.*	297	9,061
JDA Software Group, Inc.*	1,185	32,564
Mantech International Corp., Class A	739	25,466
MedAssets, Inc.*	1,248	16,424
Medidata Solutions, Inc.*	544	14,492
MicroStrategy, Inc., Class A*	218	30,520
MModal, Inc.*	800	8,440
Monotype Imaging Holdings, Inc.*	899	13,395

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
NetSuite, Inc.*	756	$38,019
Omnicell, Inc.*	935	14,221
OPNET Technologies, Inc.	421	12,209
Parametric Technology Corp.*	3,225	90,107
PDF Solutions, Inc.*	500	4,215
PegaSystems, Inc.	430	16,409
Progress Software Corp.*	1,786	42,185
PROS Holdings, Inc.*	517	9,668
QAD, Inc.*	92	1,205
QLIK Technologies, Inc.*	1,841	58,912
Quality Systems, Inc.	1,004	43,905
Quest Software, Inc.*	1,509	35,114
RealPage, Inc.*	1,000	19,170
Rosetta Stone, Inc.*	202	2,085
Schawk, Inc.	187	2,339
Sciquest, Inc.*	300	4,572
Seachange International, Inc.*	773	6,014
Smith Micro Software, Inc.*	576	1,342
SolarWinds, Inc.*	1,512	58,439
SS&C Technologies Holdings, Inc.*	600	13,998
Synchronoss Technologies, Inc.*	746	23,812
SYNNEX Corp.*	794	30,283
Take-Two Interactive Software, Inc.*	1,844	28,370
Taleo Corp., Class A*	1,102	50,615
Tangoe, Inc.*	469	8,822
The Ultimate Software Group, Inc.*	716	52,469
THQ, Inc.*	1,261	706
Tyler Technologies, Inc.*	852	32,725
Verint Systems, Inc.*	500	16,195

		1,493,938

Storage & Warehousing — 0.1%
Mobile Mini, Inc.*	877	18,522
Wesco Aircraft Holdings, Inc.*	740	11,988

		30,510

Telecommunications — 2.7%
8X8, Inc.*	1,600	6,720
ADTRAN, Inc.	1,705	53,179
Alaska Communications Systems Group, Inc.	947	2,917
Anaren, Inc.*	312	5,725
Anixter International, Inc.*	934	67,743
Arris Group, Inc.*	3,281	37,075
Aruba Networks, Inc.*	2,413	53,762
Atlantic Tele-Network, Inc.	249	9,054
Aviat Networks, Inc.*	1,462	4,123
Black Box Corp.	562	14,337
Calix, Inc.*	887	7,566
Cbeyond, Inc.*	568	4,544
Cincinnati Bell, Inc.*	5,985	24,060
Communications Systems, Inc.	200	2,626
Comtech Telecommunications Corp.	552	17,984
Consolidated Communications Holdings, Inc.	570	11,189
DigitalGlobe, Inc.*	845	11,272
Extreme Networks, Inc.*	1,947	7,457
Fairpoint Communications, Inc.*	600	2,256

	Number of Shares	Value†

Telecommunications — (continued)
Finisar Corp.*	2,521	$50,798
General Communication, Inc., Class A*	986	8,598
GeoEye, Inc.*	547	13,166
Globalstar, Inc.*	1,400	980
Globecomm Systems, Inc.*	500	7,240
Harmonic, Inc.*	3,470	18,981
HickoryTech Corp.	400	4,136
IDT Corp., Class B	300	2,802
Infinera Corp.*	2,494	20,251
InterDigital, Inc.	1,194	41,623
Iridium Communications, Inc.*	1,100	9,636
Ixia*	1,313	16,399
KVH Industries, Inc.*	354	3,717
Leap Wireless International, Inc.*	1,400	12,222
LogMeIn, Inc.*	581	20,469
Loral Space & Communications, Inc.*	346	27,542
Lumos Networks Corp	382	4,110
Meru Networks, Inc.*	200	810
Motricity, Inc.*	900	990
NeoPhotonics Corp.*	300	1,419
Netgear, Inc.*	1,029	39,308
Neutral Tandem, Inc.*	926	11,288
Novatel Wireless, Inc.*	601	2,013
Ntelos Holdings Corp	382	7,907
Oclaro, Inc.*	1,100	4,334
Oplink Communications, Inc.*	635	10,859
Opnext, Inc.*	580	899
ORBCOMM, Inc.*	1,000	3,850
Plantronics, Inc.	1,267	51,009
Powerwave Technologies Inc*	810	1,661
Preformed Line Products Co.	45	2,948
Premiere Global Services, Inc.*	1,656	14,970
Procera Networks, Inc.*	300	6,708
RF Micro Devices, Inc.*	6,851	34,118
Rignet, Inc.*	200	3,506
Shenandoah Telecommunications Co.	559	6,233
ShoreTel, Inc.*	981	5,572
Sonus Networks, Inc.*	4,915	14,253
SureWest Communications	400	9,020
Sycamore Networks, Inc.*	624	11,070
Symmetricom, Inc.*	959	5,533
Telenavinc*	300	2,106
Ubiquiti Networks, Inc.*	200	6,326
USA Mobility, Inc.	512	7,132
Viasat, Inc.*	962	46,378
Vonage Holdings Corp.*	3,700	8,177
Westell Technologies, Inc.*	1,400	3,262

		929,918

Textiles — 0.1%
G&K Services, Inc., Class A	576	19,699
Unifirst Corp.	377	23,205

		42,904

Toys, Games & Hobbies — 0.1%
JAKKS Pacific, Inc.	584	10,191

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Toys, Games & Hobbies — (continued)
Leapfrog Enterprises, Inc.*	876	$7,323

		17,514

Transportation — 1.9%
Air Transport Services Group, Inc.*	2,085	12,072
Arkansas Best Corp.	795	14,954
Atlas Air Worldwide Holdings, Inc.*	648	31,888
Baltic Trading Ltd.	300	1,245
Bristow Group, Inc.	950	45,343
CAI International, Inc.*	260	4,727
Celadon Group, Inc.	435	6,764
DHT Maritime, Inc.	1,126	1,081
Eagle Bulk Shipping, Inc.*	1,220	2,367
Echo Global Logistics, Inc.*	200	3,220
Excel Maritime Carriers Ltd.*	700	1,400
Forward Air Corp.	896	32,856
Frontline Ltd.	1,200	9,228
Genco Shipping & Trading Ltd.*	511	3,250
Genesee & Wyoming, Inc., Class A*	1,026	55,999
Golar LNG Ltd.	1,006	38,278
Gulfmark Offshore, Inc., Class A*	579	26,611
Heartland Express, Inc.	1,167	16,875
HUB Group, Inc., Class A*	1,043	37,579
International Shipholding Corp.	141	3,256
Knight Transportation, Inc.	1,764	31,152
Knightsbridge Tankers Ltd.	574	8,254
Marten Transport Ltd.	434	9,578
Nordic American Tanker Shipping	1,367	21,708
Old Dominion Freight Line, Inc.*	1,406	67,024
Overseas Shipholding Group, Inc.	600	7,578
Pacer International, Inc.*	687	4,342
Patriot Transportation Holding, Inc.*	69	1,607
PHI, Inc.*	293	6,783
Quality Distribution, Inc.*	400	5,512
RailAmerica, Inc.*	456	9,786
Roadrunner Transportation Systems, Inc.*	200	3,470
Saia, Inc.*	274	4,661
Scorpio Tankers, Inc.*	600	4,236
Ship Finance International Ltd.	1,084	16,585
Swift Transportation Co.*	2,500	28,850
Teekay Tankers Ltd., Class A	3,193	19,382
Ultrapetrol (Bahamas) Ltd.*	435	870
Universal Truckload Services, Inc.	100	1,506
Werner Enterprises, Inc.	1,252	31,125

		633,002

Trucking and Leasing — 0.2%
Amerco, Inc.	295	31,125
Greenbrier Cos., Inc.*	447	8,846
TAL International Group, Inc.	693	25,440
Textainer Group Holdings Ltd.	412	13,967

		79,378

Water — 0.3%
American States Water Co.	562	20,311
Artesian Resources Corp., Class A	113	2,123
California Water Service Group	1,166	21,233
Connecticut Water Service, Inc.	319	9,024

	Number of Shares	Value†

Water — (continued)
Consolidated Water Co., Inc.	312	$2,468
Middlesex Water Co.	531	10,031
Pico Holdings, Inc.*	792	18,572
SJW Corp.	288	6,947
York Water Co.	297	5,138

		95,847

TOTAL COMMON STOCKS (Cost $23,894,082)		29,824,144

REAL ESTATE INVESTMENT TRUSTS — 8.4%
Apartments — 1.0%
American Campus Communities, Inc.	1,932	86,399
Associated Estates Realty Corp.	956	15,621
Campus Crest Communities, Inc.	700	8,162
Education Realty Trust, Inc.	2,405	26,070
Home Properties, Inc.	1,324	80,777
Mid-America Apartment Communities, Inc.	997	66,829
Post Properties, Inc.	1,395	65,370

		349,228

Building & Real Estate — 2.3%
Agree Realty Corp.	196	4,426
Alexander’s, Inc.	57	22,451
Anworth Mortgage Asset Corp.	3,331	21,918
Apollo Commercial Real Estate Finance, Inc.	400	6,260
Capstead Mortgage Corp.	2,175	28,514
Colony Financial, Inc.	816	13,366
CreXus Investment Corp.	1,961	20,277
CYS Investments, Inc.	2,956	38,694
Dynex Capital, Inc.	1,407	13,437
Equity Lifestyle Properties, Inc.	896	62,487
Getty Realty Corp.	563	8,771
Government Properties Income Trust	944	22,760
Hatteras Financial Corp.	2,145	59,845
Invesco Mortgage Capital, Inc.	3,007	53,074
iStar Financial, Inc.*	2,118	15,355
MFA Financial, Inc.	9,230	68,948
National Retail Properties, Inc.	2,938	79,884
Newcastle Investment Corp.	3,160	19,845
NorthStar Realty Finance Corp.	2,321	12,557
Pennymac Mortgage Investment Trust	592	11,053
Redwood Trust, Inc.	2,277	25,502
Resource Capital Corp.	1,700	9,163
Starwood Property Trust, Inc.	2,435	51,184
Sun Communities, Inc.	690	29,898
Two Harbors Investment Corp.	5,600	56,784
UMH Properties, Inc.	168	1,841
Walter Investment Management Corp.	653	14,725

		773,019

Diversified — 0.4%
Coresite Realty Corp.	500	11,795
DuPont Fabros Technology, Inc.	1,950	47,677
Entertainment Properties Trust	1,210	56,120
PS Business Parks, Inc.	465	30,476

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Diversified — (continued)
Whitestone REIT	200	$2,608

		148,676

Factory Outlets — 0.2%
Tanger Factory Outlet Centers, Inc.	2,256	67,071

Forest Products & Paper — 0.1%
Potlatch Corp.	1,078	33,785

Healthcare — 0.7%
Cogdell Spencer, Inc.	734	3,112
Healthcare Realty Trust, Inc.	1,972	43,384
LTC Properties, Inc.	917	29,344
Medical Properties Trust, Inc.	3,607	33,473
National Health Investors, Inc.	657	32,048
Omega Healthcare Investors, Inc.	2,648	56,296
Sabra Healthcare Reit, Inc.	1,088	17,887
Universal Health Realty Income Trust	320	12,682

		228,226

Hotels & Resorts — 0.8%
Ashford Hospitality Trust, Inc.	1,120	10,091
Chesapeake Lodging Trust	789	14,178
DiamondRock Hospitality Co.	4,523	46,542
FelCor Lodging Trust, Inc.*	3,018	10,865
Hersha Hospitality Trust	4,269	23,309
LaSalle Hotel Properties	2,217	62,386
Pebblebrook Hotel Trust	1,409	31,815
Strategic Hotels & Resorts, Inc.*	5,012	32,979
Sunstone Hotel Investors, Inc.*	3,332	32,454

		264,619

Industrial — 0.4%
DCT Industrial Trust, Inc.	6,582	38,834
EastGroup Properties, Inc.	675	33,899
First Industrial Realty Trust, Inc.*	2,429	29,998
First Potomac Realty Trust	1,492	18,038
Monmouth Real Estate Investment Corp., Class A	1,149	11,191

		131,960

Mixed Industrial/Office — 0.5%
CapLease, Inc.	1,735	6,992
Colonial Properties Trust	2,216	48,154
Cousins Properties, Inc.	3,061	23,202
Gladstone Commercial Corp.	152	2,616
Investors Real Estate Trust	1,818	13,980
Lexington Realty Trust	3,015	27,105
Mission West Properties, Inc.	287	2,830
One Liberty Properties, Inc.	203	3,715
Washington Real Estate Investment Trust	1,806	53,638
Winthrop Realty Trust	777	9,006

		191,238

Office Property — 0.8%
BioMed Realty Trust, Inc.	4,321	82,013
Franklin Street Properties Corp.	1,845	19,557
Highwoods Properties, Inc.	1,860	61,975
Hudson Pacific Properties, Inc.	900	13,617
Kilroy Realty Corp.	1,814	84,550

	Number of Shares	Value†

Office Property — (continued)
MPG Office Trust, Inc.*	900	$2,106
Parkway Properties, Inc.	593	6,215

		270,033

Regional Malls — 0.4%
CBL & Associates Properties, Inc.	3,854	72,918
Glimcher Realty Trust	3,916	40,021
Pennsylvania Real Estate Investment Trust	1,715	26,188

		139,127

Storage & Warehousing — 0.4%
CubeSmart	3,125	37,188
Extra Space Storage, Inc.	2,438	70,190
Sovran Self Storage, Inc.	882	43,950

		151,328

Strip Centers — 0.4%
Acadia Realty Trust	1,120	25,245
Cedar Shopping Centers, Inc.	1,026	5,253
Equity One, Inc.	1,554	31,422
Excel Trust, Inc.	900	10,872
Inland Real Estate Corp.	1,788	15,860
Kite Realty Group Trust	1,107	5,834
Ramco-Gershenson Properties Trust	941	11,499
Retail Opportunity Investments Corp.	1,300	15,652
Saul Centers, Inc.	151	6,094
Urstadt Biddle Properties, Inc., Class A	516	10,186

		137,917

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,301,291)		2,886,227

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
0.005%, 04/19/12	$10	10,000
0.005%, 06/07/12	20	19,998
0.010%, 04/19/12	15	14,999
0.020%, 05/10/12	12	11,999
0.043%, 06/14/12	40	39,995
0.045%, 05/17/12	15	14,999
0.050%, 05/17/12	15	14,999

TOTAL U.S. TREASURY OBLIGATIONS (Cost $126,994)		126,989

	Number of Shares	Value†
WARRANTS — 0.0%
Clinical Data, Inc.~	354	0
DHT Holdings, Inc.~	5	0
Magnum Hunter Resources Corp.~	260	0

TOTAL WARRANTS (Cost $0)		0

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 3.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,252,397)	1,252,397	$1,252,397

TOTAL INVESTMENTS — 100.0% (Cost $27,574,764)(a)		$34,089,757

†	See Security Valuation Note.
~	Fair valued security. The total market value of fair valued securities at March 31, 2012 is $31.
*	Non-income producing security.
(a)

At March 31, 2012, the cost for Federal income tax purposes was $27,847,564. Net unrealized appreciation was $6,242,193. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,412,876 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,170,683.

Plc — Public Limited Company.

REIT — Real Estate Investment Trust.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Small Cap Index Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$29,824,144	$29,824,113	$31	$—
REAL ESTATE INVESTMENT TRUSTS	2,886,227	2,886,227	—	—
U.S. TREASURY OBLIGATIONS	126,989	—	126,989	—
SHORT-TERM INVESTMENTS	1,252,397	1,252,397	—	—

TOTAL INVESTMENTS	$34,089,757	$33,962,737	$127,020	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — 96.4%
Australia — 8.2%
AGL Energy Ltd.	2,626	$40,122
Alumina Ltd.	14,267	18,251
Amcor Ltd.	7,351	56,652
AMP Ltd.	19,572	87,582
APA Group	3,523	18,611
Asciano Group	6,617	33,586
ASX Ltd.	1,185	40,753
Australia & New Zealand Banking Group Ltd.	17,277	416,270
Bendigo & Adelaide Bank Ltd.	2,975	23,883
BHP Billiton Ltd.	20,953	751,182
Boral Ltd.	4,356	18,184
Brambles Ltd.	9,267	68,155
Caltex Australia Ltd.	1,064	15,309
Campbell Brothers Ltd.	422	29,388
CFS Retail Property Trust	10,914	20,236
Coca-Cola Amatil Ltd.	3,398	43,892
Cochlear Ltd.	303	19,428
Commonwealth Bank of Australia	10,490	544,390
Computershare Ltd.	2,605	24,286
Crown Ltd.	2,672	24,052
CSL Ltd.	3,476	129,226
Dexus Property Group	29,914	26,958
Echo Entertainment Group Ltd.*	5,022	22,837
Fairfax Media Ltd.	8,585	6,447
Fortescue Metals Group Ltd.	7,906	47,581
Goodman Group	47,180	33,721
GPT Group	11,893	38,437
GPT Group, In Specie~§	16,419	0
Harvey Norman Holdings Ltd.	3,095	6,444
Iluka Resources Ltd.	2,473	45,572
Incitec Pivot Ltd.	8,759	28,580
Insurance Australia Group Ltd.	13,497	47,535
Leighton Holdings Ltd.	960	21,201
Lend Lease Group	3,777	29,226
Lynas Corp Ltd.*	11,331	12,852
Macquarie Group Ltd.	2,382	71,752
Metcash Ltd.	4,753	21,171
Mirvac Group	24,107	29,216
National Australia Bank Ltd.	14,485	369,106
Newcrest Mining Ltd.	4,992	153,474
Orica Ltd.	2,556	74,054
Origin Energy Ltd.	7,062	97,658
OZ Minerals Ltd.	2,023	20,452
Qantas Airways Ltd.*	6,627	12,253
QBE Insurance Group Ltd.	7,146	104,889
QR National Ltd.	11,327	43,764
Ramsay Health Care Ltd.	980	19,846
Rio Tinto Ltd.	2,895	196,121
Santos Ltd.	5,816	85,789
Sims Metal Management Ltd.	1,296	19,721
Sonic Healthcare Ltd.	2,518	32,656
SP Ausnet	12,068	13,438
Stockland	15,423	46,969
Suncorp-Metway Ltd.	8,453	73,551
Sydney Airport	3,363	9,998

	Number of Shares	Value†

Australia — (continued)
TABCORP Holdings Ltd.	5,644	$15,902
Tatts Group Ltd.	11,171	28,697
Telstra Corp. Ltd.	27,569	93,954
Toll Holdings Ltd.	4,043	24,583
Transurban Group	7,976	46,267
Wesfarmers Ltd.	1,001	32,040
Wesfarmers Ltd. PPS	5,421	168,573
Westfield Group	14,431	131,994
Westfield Retail Trust	16,640	44,470
Westpac Banking Corp.	19,835	449,754
Woodside Petroleum Ltd.	4,236	152,742
Woolworths Ltd.	7,695	207,083
WorleyParsons Ltd.	1,128	33,452

		5,716,218

Austria — 0.2%
Erste Group Bank AG	1,000	23,060
Immoeast AG*~	2,678	0
IMMOFINANZ AG*	6,387	23,204
OMV AG	1,135	40,342
Raiffeisen International Bank-Holding AG	211	7,457
Telekom Austria AG	2,544	29,627
Verbund AG	303	9,218
Vienna Insurance Group	300	13,232
Voestalpine AG	642	21,590

		167,730

Belgium — 1.0%
Anheuser-Busch InBev NV	5,141	375,604
Bekaert S.A.	209	6,733
Belgacom S.A.	1,133	36,425
Colruyt S.A.	315	12,662
Delhaize Group S.A.	595	31,306
Fortis N.V.	16,326	35,883
Groupe Bruxelles Lambert S.A.	471	36,459
KBC Groep N.V.	1,139	28,574
Mobistar S.A.	172	8,568
Solvay S.A.	356	42,148
UCB S.A.	734	31,669
Umicore	797	43,906

		689,937

Bermuda — 0.1%
Seadrill Ltd.	1,988	74,497

Cayman Islands — 0.0%
Wynn Macau Ltd.	8,000	23,385

China — 0.1%
Foxconn International Holdings Ltd.*	17,000	12,106
Sands China Ltd.*	14,800	57,843
Yangzijiang Shipbuilding Holdings Ltd.	19,000	20,102

		90,051

Denmark — 1.1%
A.P. Moller - Maersk A/S,B Shares	8	61,769
A.P. Moller - Maersk A/S,A Shares	3	22,066
Carlsberg A/S, B Shares	764	63,125
Coloplast A/S, B Shares	200	34,627

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Denmark — (continued)
Danske Bank A/S*	4,513	$76,437
DSV A/S	1,300	29,474
Novo Nordisk A/S, B Shares	2,723	377,008
Novozymes A/S	1,250	36,405
TDC A/S	2,500	18,183
TrygVesta A/S	303	17,085
Vestas Wind Systems A/S*	860	8,724
William Demant Holding A/S*	138	12,861

		757,764

Finland — 0.9%
Elisa Oyj	1,000	23,967
Fortum Oyj	2,843	69,009
Kesko Oyj, B Shares	513	16,646
Kone Oyj, B Shares	992	55,263
Metso Oyj	844	36,077
Neste Oil Oyj	812	10,001
Nokia Oyj	23,448	127,655
Nokian Renkaat Oyj	755	36,794
Orion Oyj, Class B	750	14,824
Pohjola Bank Plc	1,500	16,615
Sampo Oyj, A Shares	2,681	77,485
Sanoma OYJ	750	9,603
Stora Enso Oyj, R Shares	2,865	21,283
UPM-Kymmene Oyj	3,605	49,090
Wartsila Oyj	1,200	45,261

		609,573

France — 8.5%
Accor S.A.	1,031	36,810
Aeroports de Paris	215	17,646
Air Liquide S.A.	1,798	239,705
Alcatel-Lucent*	15,694	35,688
Alstom S.A.	1,188	46,361
Arkema S.A.	334	31,124
Atos Origin S.A.	322	18,572
AXA S.A.	11,329	187,812
BNP Paribas	6,205	294,406
Bouygues S.A.	1,339	40,949
Bureau Veritas SA	300	26,407
Cap Gemini S.A.	938	41,984
Carrefour S.A.	3,713	89,013
Casino Guichard Perracho S.A.	386	38,044
Christian Dior S.A.	328	50,329
Cie Generale d’Optique Essilor International SA	1,282	114,267
Cie Generale de Geophysique - Veritas*	1,072	31,726
CNP Assurances	572	8,926
Compagnie de Saint-Gobain	2,628	117,364
Compagnie Generale des Establissements Michelin, B Shares	1,170	87,119
Credit Agricole S.A.	7,249	45,053
Danone	3,701	258,155
Dassault Systemes S.A.	334	30,732
Edenred	1,127	33,910
EDF S.A.	1,431	32,655
Eiffage S.A.	328	12,691
Eurazeo	56	2,849

	Number of Shares	Value†

France — (continued)
Eutelsat Communications	731	$27,025
Fonciere Des Regions	106	8,515
France Telecom S.A.	12,370	183,210
GDF Suez	8,218	212,303
Gecina S.A.	190	19,852
Groupe Eurotunnel S.A.	3,383	29,382
ICADE	156	13,917
Iliad S.A.	177	24,386
Imerys S.A.	213	12,951
JC Decaux S.A.*	400	12,222
Klepierre	821	28,469
L’Oreal S.A.	1,498	184,785
Lafarge S.A.	1,154	55,077
Lagardere S.C.A.	642	19,805
Legrand S.A.	1,319	48,535
LVMH Moet Hennessy Louis Vuitton S.A.	1,633	280,628
Natixis	5,860	22,548
Neopost S.A.	278	17,879
Pernod-Ricard SA	1,255	131,226
Peugeot S.A.	1,186	19,100
PPR	467	80,346
Publicis Groupe S.A.	900	49,616
Renault S.A.	1,218	64,207
Safran S.A.	915	33,626
Sanofi-Aventis S.A.	7,503	582,696
Schneider Electric S.A.	3,258	212,872
SCOR SE	1,095	29,588
Societe BIC S.A.	120	12,042
Societe Generale	4,447	130,274
Societe Television Francaise 1	821	10,053
Sodexo	682	55,994
Suez Environment Co.	1,814	27,822
Technip S.A.	663	78,106
Thales S.A.	773	28,929
Total S.A.	13,862	706,975
Unibail-Rodamco SE	582	116,394
Vallourec S.A.	733	46,436
Veolia Environment	1,785	29,604
Vinci S.A.	2,824	147,266
Vivendi S.A.	8,336	152,981
Wendel S.A.	211	18,024

		5,935,963

Germany — 7.8%
Adidas AG	1,279	99,858
Allianz SE	2,914	347,718
Axel Springer AG	327	16,516
BASF SE	6,022	526,792
Bayer AG	5,293	372,308
Bayerische Motoren Werke AG	2,205	198,300
Beiersdorf AG	631	41,174
Brenntag AG	300	36,738
Celesio AG	516	9,339
Commerzbank AG*	22,684	57,391
Continental AG*	513	48,420
Daimler AG	5,814	350,566
Deutsche Bank AG	5,891	293,100

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
Deutsche Boerse AG*	1,275	$85,840
Deutsche Lufthansa AG	1,383	19,358
Deutsche Post AG	5,502	105,925
Deutsche Telekom AG	18,668	224,751
E.ON AG	11,413	273,380
Fraport AG Frankfurt Airport Services Worldwide	272	17,032
Fresenius Medical Care AG & Co. KGaA	1,369	97,025
Fresenius SE & Co. KGaA	770	78,963
GEA Group AG	1,218	42,008
Hannover Ruckversicherung AG	356	21,148
HeidelbergCement AG	964	58,351
Henkel AG & Co. KGaA	937	58,485
Hochtief AG	206	12,498
Infineon Technologies AG	6,887	70,414
K+S AG	1,027	53,727
Kabel Deutschland Holding AG*	620	38,294
Lanxess AG	527	43,563
Linde AG	1,140	204,573
MAN SE	578	76,957
Merck KGaA	425	47,035
Metro AG	665	25,712
Muenchener Ruckversicherung AG	1,227	185,002
RWE AG	3,101	148,083
Salzgitter AG	183	10,030
SAP AG	5,892	411,455
Siemens AG	5,388	543,191
Suedzucker AG	700	22,290
ThyssenKrupp AG	2,318	57,703
United Internet AG	908	17,112
Volkswagen AG	252	40,634
Wacker Chemie AG	128	11,286

		5,500,045

Greece — 0.1%
Coca-Cola Hellenic Bottling Co. S.A.*	1,467	28,077
Hellenic Telecommunications Organization S.A.	590	2,510
National Bank of Greece S.A.*	6,444	16,501
OPAP S.A.	1,080	10,472

		57,560

Guernsey — 0.1%
Resolution Ltd.	8,585	35,881

Hong Kong — 2.8%
AIA Group Ltd.	54,600	200,033
ASM Pacific Technology Ltd.	1,700	24,803
BOC Hong Kong Holdings Ltd.	24,500	67,674
Cathay Pacific Airways Ltd.	10,000	18,518
Cheung Kong Holdings Ltd.	9,000	116,244
Cheung Kong Infrastructure Holdings Ltd.	4,000	24,338
CLP Holdings Ltd.	13,000	112,162
First Pacific Co., Ltd.	14,000	15,522
Galaxy Entertainment Group Ltd.*	8,000	22,098
Genting Singapore Plc*	34,000	46,116
Hang Lung Group Ltd.	8,000	51,767
Hang Lung Properties Ltd.	14,000	51,291

	Number of Shares	Value†

Hong Kong — (continued)
Hang Seng Bank Ltd.	5,100	$67,776
Henderson Land Development Co., Ltd.	5,209	28,743
HKT Trust / HKT Ltd.*	695	540
Hong Kong Exchanges & Clearing Ltd.	6,256	105,132
Hopewell Holdings Ltd.	3,500	9,600
Hutchison Whampoa Ltd.	14,000	139,900
Hysan Development Co., Ltd.	3,064	12,271
Kerry Properties Ltd.	4,009	18,043
Li & Fung Ltd.	38,000	87,200
Lifestyle International Holdings, Ltd.	4,500	11,416
MTR Corp.	9,764	34,954
New World Development Ltd.	22,871	27,479
Noble Group Ltd.	22,484	24,683
NWS Holdings Ltd.	10,709	16,383
Orient Overseas International Ltd.	2,000	14,229
PCCW Ltd.	32,000	11,456
Power Assets Holdings Ltd.	9,000	66,061
Shangri-La Asia Ltd.	8,666	18,949
Sino Land Co., Ltd.	18,163	29,003
SJM Holdings Ltd.	10,000	20,346
Sun Hung Kai Properties Ltd.	9,271	115,208
Swire Pacific Ltd., Class A	5,000	56,049
The Bank of East Asia Ltd.	10,114	38,031
The Hong Kong & China Gas Co., Ltd.	30,230	77,467
The Link Real Estate Investment Trust	15,143	56,356
Wharf Holdings Ltd.	10,000	54,343
Wheelock & Co., Ltd.	7,000	21,093
Wing Hang Bank Ltd.	2,012	19,989
Yue Yuen Industrial Holdings Ltd.	7,000	24,564

		1,957,830

Ireland — 0.6%
Anglo Irish Bank Corp. Plc*~	3,146	0
CRH Plc*	4,398	89,744
Elan Corp. Plc*	3,335	48,816
Experian Plc	6,226	97,045
James Hardie Industries SE	3,154	25,091
Kerry Group Plc, Class A	1,174	54,332
Ryanair Holdings Plc*	59	2,141
Shire Plc	3,552	114,764

		431,933

Israel — 0.6%
The Israel Corp. Ltd.	16	10,771
Bank Hapoalim BM	8,292	30,448
Bank Leumi Le-Israel BM	8,478	26,697
Bezeq Israeli Telecommunication Corp. Ltd.	7,500	12,314
Cellcom Israel Ltd.	400	5,066
Elbit Systems Ltd.	300	11,639
Israel Chemicals Ltd.*	2,300	26,167
Israel Discount Bank Ltd*	7,143	9,454
Mizrahi Tefahot Bank Ltd*	783	7,055
NICE Systems Ltd.*	400	15,680
Partner Communications Co., Ltd.	700	5,399
Teva Pharmaceutical Industries Ltd.	6,215	274,792

		435,482

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Italy — 2.1%
A2A SpA	1,615	$1,296
Assicurazioni Generali SpA	7,293	113,219
Atlantia SpA	2,184	36,265
Autogrill SpA	1,200	12,668
Banca Carige SpA	3,770	4,948
Banca Monte dei Paschi di Siena SpA	33,709	14,211
Banco Popolare Societa Cooperative	7,862	14,910
Enel Green Power SpA	8,768	16,664
Enel SpA	42,514	153,774
ENI SpA	15,388	361,001
Exor SpA	457	11,538
Fiat Industrial SpA*	4,305	45,933
Fiat SpA	5,103	30,000
Finmeccanica SpA	2,436	13,191
Intesa Sanpaolo SpA	63,856	114,462
Intesa Sanpaolo SpA, RSP	5,114	7,891
Luxottica Group SpA	649	23,500
Mediaset SpA	4,492	12,389
Mediobanco SpA	2,550	14,978
Pirelli & C SpA	1,674	19,915
Prysmian SpA	913	16,049
Saipem SpA	1,703	87,968
Snam Rete Gas SpA	10,185	48,983
Telecom Italia SpA	58,827	69,945
Telecom Italia SpA, RSP	37,646	37,004
Terna Rete Elettrica Nasionale SpA	8,545	34,349
Unicredit SpA	25,652	128,501
Unione di Banche Italiane ScpA	6,094	25,829

		1,471,381

Japan — 20.9%
Advantest Corp.	1,200	18,905
Aeon Co., Ltd.*	4,100	53,894
Aeon Credit Service Co. Ltd.	700	11,011
Aeon Mall Co., Ltd.	500	11,617
Air Water, Inc.	1,000	12,903
Aisin Seiki Co., Ltd.	1,200	42,131
Ajinomoto Co., Inc.	4,000	50,163
Alfresa Holdings Corp.	200	9,508
All Nippon Airways Co., Ltd.	5,000	15,102
Amada Co., Ltd.	3,000	20,225
Aozora Bank Ltd.*	5,000	14,438
Asahi Breweries Ltd.	2,700	59,793
Asahi Glass Co., Ltd.	7,000	59,369
Asahi Kasei Corp.	8,000	49,390
ASICS Corp.	1,000	11,308
Astellas Pharma, Inc.	2,800	115,018
Benesse Corp.	400	19,935
Bridgestone Corp.	4,200	101,791
Brother Industries Ltd.	1,500	20,333
Canon, Inc.	7,200	340,123
Casio Computer Co., Ltd.	1,500	10,710
Central Japan Railway Co.	9	74,157
Chiyoda Corp.	2,000	25,396
Chubu Electric Power Co., Inc.	4,400	79,420
Chugai Pharmaceutical Co., Ltd.	1,800	33,186
Citizen Holdings Co., Ltd.	800	5,065

	Number of Shares	Value†

Japan — (continued)
Cosmo Oil Co., Ltd.	6,000	$16,673
Credit Saison Co., Ltd.	1,000	20,237
Dai Nippon Printing Co., Ltd.	3,000	30,663
Daicel Chemical Industries Ltd.	2,000	12,879
Daido Steel Co., Ltd.	2,000	13,846
Daihatsu Motor Co., Ltd.	1,000	18,316
Daiichi Sankyo Co., Ltd.	4,300	78,342
Daikin Industries Ltd.	1,300	35,386
Dainippon Sumitomo Pharma Co., Ltd.	1,400	14,834
Daito Trust Construction Co., Ltd.	400	35,907
Daiwa House Industry Co., Ltd.	3,000	39,652
Daiwa Securities Group, Inc.	11,000	43,458
Dena Co., Ltd.	700	19,392
Denki Kagaku Kogyo KK	4,000	15,996
Denso Corp.	3,300	110,239
Dentsu, Inc.	1,300	41,401
East Japan Railway Co.	2,200	138,480
Eisai Co., Ltd.	1,600	63,598
Electric Power Development Co., Ltd.	500	13,556
FamilyMart Co., Ltd.	500	21,143
Fanuc Ltd.	1,200	212,831
Fast Retailing Co., Ltd.	400	91,144
Fuji Electric Holdings Co., Ltd.	4,000	10,535
Fuji Heavy Industries Ltd.	4,000	32,137
FUJIFILM Holdings Corp.	2,800	65,661
Fujitsu Ltd.	12,000	63,211
Fukuoka Financial Group, Inc.	6,000	26,604
Furukawa Electric Co., Ltd.	4,000	10,632
Gree, Inc.	800	20,191
GS Yuasa Corp.	2,000	10,970
Gunma Bank Ltd.	3,000	16,057
Hakuhodo Dy Holdings, Inc.	250	15,706
Hamamatsu Photonics KK	500	18,878
Hino Motors Ltd.	3,000	21,675
Hirose Electric Co., Ltd.	300	31,497
Hitachi Chemical Co., Ltd.	1,000	18,002
Hitachi Construction Machinery Co., Ltd.	1,000	22,122
Hitachi High-Technologies Corp.	500	11,931
Hitachi Ltd.	29,000	186,046
Hitachi Metals Ltd.	1,000	12,420
Hitamitsu Pharmaceutical Co., Ltd.	400	18,968
Hokkaido Electric Power Co., Inc.	900	13,211
Hokuhoku Financial Group, Inc.	9,000	17,180
Hokuriku Electric Power Co.	1,200	21,689
Honda Motor Co., Ltd.	10,400	395,167
Hoya Corp.	2,900	65,134
IBIDEN Co., Ltd.	500	12,788
Idemitsu Kosan Co., Ltd.	100	9,967
IHI Corp.	9,000	22,726
INPEX Holdings, Inc.	15	101,305
Isetan Mitsukoshi Holdings Ltd.	2,500	29,358
Isuzu Motors Ltd.	8,000	46,877
ITOCHU Corp.	9,300	101,461
Itochu Technology Solutions Corp.	300	13,429
J. Front Retailing Co., Ltd.	4,000	22,327
Japan Petroleum Exploration Co.	300	13,972

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Japan Prime Realty Investment Corp.	5	$14,371
Japan Real Estate Investment Corp.	3	26,423
Japan Retail Fund Investment Corp.	10	14,848
Japan Tobacco, Inc.	29	163,272
JFE Holdings, Inc.	2,900	62,296
JGC Corp.	2,000	61,979
Joyo Bank Ltd.	4,000	18,316
JS Group Corp.	1,800	37,688
JSR Corp.	900	18,115
JTEKT Corp.	1,500	17,959
Jupiter Telecommunications Co., Ltd.	12	12,019
JX Holdings, Inc.	13,890	86,089
Kajima Corp.	7,000	21,312
Kamigumi Co., Ltd.	1,000	8,276
Kaneka Corp.	2,000	12,058
Kansai Paint Co., Ltd.	2,000	20,176
Kao Corp.	3,200	83,972
Kawasaki Heavy Industries Ltd.	7,000	21,397
Kawasaki Kisen Kaisha Ltd.*	4,000	8,795
KDDI Corp.	19	123,040
Keihin Electric Express Railway Co., Ltd.	4,000	34,989
Keio Corp.	3,000	21,493
Keisei Electric Railway Co., Ltd.	1,000	7,732
Keyence Corp.*	341	80,172
Kikkoman Corp.	1,000	11,562
Kinden Corp.	1,000	7,720
Kintetsu Corp.	9,000	34,252
Kirin Holdings Co., Ltd.	5,000	64,697
Kobe Steel Ltd.*	18,000	29,141
Koito Manufacturing Co. Ltd.	1,000	16,177
Komatsu Ltd.	6,200	176,704
Konami Corp.	600	17,006
Konica Minolta Holdings, Inc.	3,000	26,205
Kubota Corp.	7,000	67,235
Kuraray Co., Ltd.	2,400	33,954
Kurita Water Industries Ltd.	800	19,601
Kyocera Corp.	1,100	100,737
Kyowa Hakko Kirin Co., Ltd.	2,000	22,230
Kyushu Electric Power Co., Inc.	2,800	39,884
Lawson, Inc.	400	25,178
Makita Corp.	700	28,078
Marubeni Corp.	11,000	79,340
Marui Group Co., Ltd.	600	5,002
Maruichi Steel Tube Ltd.	300	7,003
Mazda Motor Corp.*	7,000	12,263
McDonald’s Holdings Co. (Japan), Ltd.	700	18,572
Medipal Holdings Corp.	1,000	12,952
MEIJI Holdings Co., Ltd.	500	21,838
Miraca Holdings, Inc.	400	15,610
Mitsubishi Chemical Holdings Corp.	9,500	50,731
Mitsubishi Corp.	9,300	215,730
Mitsubishi Electric Corp.	12,000	106,125
Mitsubishi Estate Co., Ltd.	8,000	142,660
Mitsubishi Gas Chemical Co., Inc.	3,000	20,043
Mitsubishi Heavy Industries Ltd.	21,000	101,740
Mitsubishi Logistics Corp	1,000	11,804

	Number of Shares	Value†

Japan — (continued)
Mitsubishi Materials Corp.	7,000	$22,158
Mitsubishi Motors Corp.*	21,000	23,849
Mitsubishi Tanabe Pharma Corp.	1,000	14,027
Mitsubishi UFJ Financial Group, Inc.	82,600	411,154
Mitsubishi UFJ Lease & Finance Co., Ltd.	460	20,230
Mitsui & Co., Ltd.	11,600	190,180
Mitsui Chemicals, Inc.	5,000	15,162
Mitsui Fudosan Co., Ltd.	5,000	95,626
Mitsui OSK Lines Ltd.	6,000	26,096
Mizuho Financial Group, Inc.	151,280	246,742
MS&AD Insurance Group Holdings, Inc.	3,490	71,638
Murata Manufacturing Co., Ltd.	1,200	71,113
Nabtesco Corp.	700	14,360
Namco Bandai Holdings, Inc.	1,700	24,523
NEC Corp.*	18,000	37,622
NGK Insulators Ltd.	2,000	28,537
NGK Spark Plug Co., Ltd.	1,000	14,268
NHK Spring Co., Ltd.	1,200	12,903
Nidec Corp.	700	63,767
Nikon Corp.	2,300	69,803
Nintendo Co., Ltd.	600	90,250
Nippon Building Fund, Inc.	4	37,985
Nippon Electric Glass Co., Ltd.	2,000	17,373
Nippon Express Co., Ltd.	5,000	19,512
Nippon Meat Packers, Inc.	1,000	12,698
Nippon Paper Group, Inc.	800	16,653
Nippon Sheet Glass Co., Ltd.	7,000	10,741
Nippon Steel Corp.	33,000	90,504
Nippon Telegraph & Telephone Corp.	3,100	140,637
Nippon Yusen K.K.	8,000	25,130
Nissan Motor Co., Ltd.	15,500	164,981
Nisshin Seifun Group, Inc.	1,500	18,141
Nisshin Steel Co., Ltd.	2,000	3,359
Nissin Food Products Co., Ltd.	200	7,479
Nitori Holdings Co., Ltd.	300	27,111
Nitto Denko Corp.	900	36,263
NKSJ Holdings, Inc.	2,625	58,672
NOK Corp.	1,000	21,747
Nomura Holdings, Inc.	24,900	110,105
Nomura Real Estate Holdings, Inc.	1,000	17,627
Nomura Real Estate Office Fund, Inc.	2	11,900
Nomura Research Institute Ltd.	1,000	24,804
NSK Ltd.	3,000	23,088
NTN Corp.	4,000	16,914
NTT Data Corp.	6	21,087
NTT DoCoMo, Inc.	99	164,342
Obayashi Corp.	4,000	17,446
Odakyu Electric Railway Co., Ltd.	4,000	37,791
Oji Paper Co., Ltd.	6,000	28,996
Olympus Corp.*	1,500	24,538
Omron Corp.	1,000	21,505
Ono Pharmaceutical Co., Ltd.	600	33,418
Oracle Corp. Japan	200	7,599
Oriental Land Co., Ltd.	300	32,149
ORIX Corp.	680	64,903
Osaka Gas Co., Ltd.	12,000	48,133

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Otsuka Corp.	100	$8,131
Otsuka Holdings Co., Ltd.	1,700	50,320
Panasonic Corp.	13,800	126,879
Rakuten, Inc.*	46	48,184
Resona Holdings, Inc.	12,500	57,539
Ricoh Co., Ltd.	5,000	48,629
Rinnai Corp.	300	21,602
Rohm Co., Ltd.	500	24,677
Sankyo Co., Ltd.	400	19,621
Sanrio Co., Ltd.	300	11,707
Santen Pharmaceutical Co., Ltd.	600	25,625
SBI Holdings, Inc.	101	9,530
Secom Co., Ltd.	1,400	68,503
Sega Sammy Holdings, Inc.	1,200	25,140
Seiko Epson Corp.	800	11,212
Sekisui Chemical Co., Ltd.	3,000	26,024
Sekisui House Ltd.	3,000	29,395
Seven & I Holdings Co., Ltd.	4,900	145,514
Seven Bank Ltd.	5,300	11,590
Sharp Corp.	7,000	51,081
Shikoku Electric Power Co., Inc.	1,300	36,643
Shimadzu Corp.	1,000	9,025
Shimamura Co., Ltd.	200	22,375
Shimano, Inc.	500	30,114
Shimizu Corp.	5,000	20,056
Shin-Etsu Chemical Co., Ltd.	2,800	161,701
Shinsei Bank Ltd.	9,000	11,743
Shionogi & Co., Ltd.	1,800	24,879
Shiseido Co., Ltd.	2,400	41,406
Showa Denko K.K.	9,000	20,442
Showa Shell Sekiyu K.K.	500	3,190
SMC Corp.	400	63,598
Softbank Corp.	5,900	174,427
Sojitz Corp.	9,400	16,808
Sony Corp.	6,300	129,699
Sony Financial Holdings, Inc.	1,200	21,312
Square Enix Holdings Co., Ltd.	1,000	20,998
Stanley Electric Co., Ltd.	1,300	20,654
SUMCO Corp.*	1,000	12,166
Sumitomo Chemical Co., Ltd.	9,000	38,275
Sumitomo Corp.	7,500	108,373
Sumitomo Electric Industries Ltd.	4,700	64,336
Sumitomo Heavy Industries Ltd.	3,000	16,673
Sumitomo Metal Industries Ltd.	22,000	44,388
Sumitomo Metal Mining Co., Ltd.	3,000	42,153
Sumitomo Mitsui Financial Group, Inc.	8,500	279,636
Sumitomo Mitsui Trust Holdings, Inc.	20,430	65,163
Sumitomo Realty & Development Co., Ltd.	2,000	48,206
Sumitomo Rubber Industries Ltd.	1,200	15,933
Suruga Bank Ltd.	1,000	10,209
Suzuken Co., Ltd.	400	12,333
Suzuki Motor Corp.	2,100	50,159
Sysmex Corp.	400	16,141
T&D Holdings, Inc.	3,900	45,187
Taisei Corp.	8,000	20,877
Taisho Pharmaceutical Holdings Co., Ltd.	300	24,320

	Number of Shares	Value†

Japan — (continued)
Taiyo Nippon Sanso Corp.	1,000	$7,056
Takashimaya Co., Ltd.	1,000	8,300
Takeda Pharmaceutical Co., Ltd.	5,200	228,996
TDK Corp.	900	50,997
Teijin Ltd.	6,000	20,152
Terumo Corp.	1,100	52,561
The Bank of Kyoto Ltd.	3,000	27,220
The Bank of Yokohama Ltd.	7,000	35,013
The Chiba Bank Ltd.	4,000	25,516
The Chugoku Bank Ltd.	1,000	13,519
The Chugoku Electric Power Co., Inc.	2,100	38,996
The Dai-ichi Life Insurance Co., Ltd.	54	74,571
The Hachijuni Bank Ltd.	4,000	23,583
The Hiroshima Bank Ltd.	5,000	22,834
The Iyo Bank Ltd.	1,000	8,856
The Japan Steel Works Ltd.	2,000	13,701
The Kansai Electric Power Co., Inc.	4,800	74,346
The Nishi-Nippon City Bank Ltd.	7,000	19,790
The Shizuoka Bank Ltd.	4,000	41,174
THK Co., Ltd.	1,000	20,333
Tobu Railway Co., Ltd.	7,000	37,127
Toho Co., Ltd.	900	16,517
Toho Gas Co., Ltd.	3,000	17,688
Tohoku Electric Power Co., Inc.*	2,500	28,513
Tokio Marine Holdings, Inc.	4,600	126,212
Tokyo Electric Power Co., Inc.*	7,100	17,842
Tokyo Electron Ltd.	1,100	62,927
Tokyo Gas Co., Ltd.	16,000	75,390
Tokyu Corp.	8,000	37,985
Tokyu Land Corp.	3,000	14,679
TonenGeneral Sekiyu K.K.	2,000	18,412
Toppan Printing Co., Ltd.	4,000	31,219
Toray Industries, Inc.	9,000	66,763
Toshiba Corp.	27,000	118,739
Tosoh Corp.	6,000	16,673
TOTO Ltd.	2,000	15,054
Toyo Seikan Kaisha Ltd.	1,000	14,341
Toyo Suisan Kaisha Ltd.	1,000	25,964
Toyoda Gosei Co., Ltd.	400	7,785
Toyota Industries Corp.	1,200	36,187
Toyota Motor Corp.	18,000	776,368
Toyota Tsusho Corp.	1,100	22,393
Trend Micro, Inc.*	500	15,362
Tsumura & Co.	200	5,777
Ube Industries Ltd.	7,000	19,029
Unicharm Corp.	800	42,238
Ushio, Inc.	700	9,836
USS Co., Ltd.	110	11,150
West Japan Railway Co.	1,000	40,172
Yahoo! Japan Corp.	106	34,296
Yakult Honsha Co., Ltd.	600	20,623
Yamada Denki Co., Ltd.	540	33,730
Yamaguchi Financial Group, Inc.	1,000	9,085
Yamaha Corp.	300	3,110
Yamaha Motor Co., Ltd.	1,400	18,758
Yamato Holdings Co., Ltd.	2,800	43,267

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Yamato Kogyo Co., Ltd.	300	$8,753
Yamazaki Baking Co., Ltd.	1,000	14,329
Yaskawa Electric Corp.	2,000	18,799
Yokogawa Electric Corp.*	2,000	20,225

		14,675,930

Jersey — 0.1%
Randgold Resources Ltd.	592	50,848

Luxembourg — 0.4%
ArcelorMittal	5,612	107,257
Millicom International Cellular S.A.	489	55,435
SES S.A.	2,033	50,446
Tenaris S.A.	2,739	52,238

		265,376

Mexico — 0.0%
Fresnillo Plc	1,200	30,672

Netherlands — 4.6%
Aegon N.V.*	11,172	62,044
Akzo Nobel N.V.	1,485	87,679
ASML Holding N.V.	2,806	140,264
Corio N.V.	288	15,191
Delta Lloyd NV	772	13,570
European Aeronautic Defence & Sapce Co. N.V.	2,566	105,081
Fugro N.V.	490	34,911
Heineken Holdings N.V.	748	35,016
Heineken N.V.	1,679	93,323
ING Groep N.V.*	25,387	211,516
Koninklijke Ahold N.V.	7,594	105,232
Koninklijke Boskalis Westminster N.V.	430	16,152
Koninklijke DSM N.V.	913	52,829
Koninklijke KPN N.V.	9,600	105,604
Koninklijke Philips Electronics N.V.	6,613	134,061
Koninklijke Vopak N.V.	370	21,316
QIAGEN N.V.*	1,189	18,514
Randstad Holding N.V.	866	32,675
Reed Elsevier N.V.	4,449	56,821
Royal Dutch Shell Plc, A Shares	23,885	834,179
Royal Dutch Shell Plc, B Shares	17,752	624,529
SBM Offshore N.V.	1,230	25,140
TNT Express N.V.	1,885	23,280
Unilever N.V.	10,369	352,852
Wolters Kluwer N.V.	2,123	40,207

		3,241,986

New Zealand — 0.1%
Auckland International Airport Ltd.	6,300	12,690
Contact Energy Ltd.*	2,919	11,305
Fletcher Building Ltd.	3,352	18,499
Sky City Entertainment Group Ltd.	4,623	14,914
Telecom Corp. of New Zealand Ltd.	13,015	25,842

		83,250

Norway — 0.8%
Aker Solutions ASA	800	13,535
DnB NOR ASA	6,092	78,306

	Number of Shares	Value†

Norway — (continued)
Gjensidige Forsikring ASA	1,418	$16,745
Norsk Hydro ASA	6,555	35,695
Orkla ASA	5,338	42,237
StatoilHydro ASA	7,235	196,415
Telenor ASA	4,615	85,578
Yara International ASA	1,267	60,427

		528,938

Portugal — 0.2%
Banco Espirito Santo S.A.	3,884	7,097
Cimentos de Portugal, SGPS S.A.	2,109	14,064
Energias de Portugal S.A.	12,468	36,267
Galp Energia SGPS, S.A., B Shares	1,326	21,823
Jeronimo Martins SGPS S.A.*	1,200	24,447
Portugal Telecom SGPS, S.A.	4,543	24,715

		128,413

Singapore — 1.6%
Ascendas Real Estate Investment Trust	15,000	24,104
CapitaLand Ltd.	14,000	34,748
Capitamall Trust Management Ltd.	14,700	21,108
CapitaMalls Asia Ltd.	7,000	9,105
City Developments Ltd.	3,000	27,087
ComfortDelGro Corp. Ltd.	14,000	17,374
DBS Group Holdings Ltd.	11,107	125,291
Fraser & Neave Ltd.	5,000	26,650
Global Logistic Properties Ltd.*	15,000	26,252
Golden Agri-Resources Ltd.	42,000	26,228
Hutchison Port Holdings Trust	26,100	19,967
Jardine Cycle & Carriage Ltd.	1,000	38,415
Keppel Corp. Ltd.	8,600	75,187
Keppel Land Ltd.	5,110	14,106
Olam International Ltd.	10,179	19,110
Oversea-Chinese Banking Corp. Ltd.	16,133	114,479
SembCorp Industries Ltd.	6,000	25,202
SembCorp Marine Ltd.	7,000	29,402
Singapore Airlines Ltd.	4,000	34,271
Singapore Exchange Ltd.	5,000	27,604
Singapore Press Holdings Ltd.	11,000	34,303
Singapore Technologies Engineering Ltd.	7,000	18,098
Singapore Telecommunications Ltd.	51,000	127,799
Starhub, Ltd.	5,000	12,330
United Overseas Bank Ltd.	8,345	121,818
Uol Group Ltd.	4,000	15,083
Wilmar International Ltd.	13,000	50,674

		1,115,795

Spain — 2.8%
Abertis Infraestructuras S.A.	2,542	43,277
Acciona S.A.	126	8,799
Acerinox S.A.	263	3,380
ACS Actividades de Construccion y Servicios S.A.	740	18,939
Amadeus IT Holding S.A.	2,087	39,386
Banco Bilbao Vizcaya Argentaria, Chile S.A.	30,277	240,951
Banco de Sabadell S.A.	13,152	35,819
Banco Popular Espanol S.A.	6,876	24,669
Banco Santander S.A.	55,104	424,052

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Spain — (continued)
Bankia S.A.*	4,904	$17,764
Bankinter S.A.	595	3,121
Criteria CaixaCorp S.A.	6,815	26,531
Distribuidora Internacional de Alimentacion S.A.*	3,038	15,061
EDP Renovaveis S.A.*	873	4,338
Enagas S.A.	1,161	22,344
Ferrovial S.A.	1,969	22,631
Fomento de Construcciones y Contratas S.A.	800	17,872
Gas Natural SDG S.A.	1,984	31,700
Grifols S.A.*	1,270	27,101
Iberdrola S.A.	25,252	143,371
Inditex S.A.	1,368	131,036
Indra Sistemas S.A.	203	2,488
Mapfre S.A.	5,533	17,814
Red Electrica de Espana S.A.	686	33,569
Repson YPF S.A.	5,162	129,499
Telefonica S.A.	26,935	441,319
Zardoya Otis S.A.	1,360	17,612

		1,944,443

Spain — 0.0%
Banco Popular Espanol I - 12	89	319

Sweden — 3.0%
Alfa Laval AB	1,900	39,087
Assa Abloy AB, B Shares	2,037	63,981
Atlas Copco AB, A Shares	4,329	104,760
Atlas Copco AB, B Shares	2,290	49,360
Boliden AB	1,883	29,572
Electrolux AB, B Shares	1,462	30,916
Getinge AB, B Shares	1,453	41,377
Hennes & Mauritz AB, B Shares	6,783	245,450
Hexagon AB, B Shares*	1,466	28,452
Holmen AB	500	13,732
Husqvarna AB, B Shares	2,834	17,096
Industrivarden AB	1,227	18,231
Investor AB, B Shares	3,046	67,543
Kinnevik Investment AB, B Shares	1,200	27,915
Lundin Petroleum AB*	1,393	29,857
Modern Times Group AB, B Shares	200	11,016
Nordea Bank AB	17,075	155,244
Ratos AB, B Shares	1,400	19,437
Sandvik AB	6,508	93,944
Scania AB, B Shares	1,700	35,358
Securitas AB, B Shares	1,984	19,133
Skandinaviska Enskilda Banken AB, A Shares	9,468	67,263
Skanska AB, B Shares	2,722	47,192
SKF AB, B Shares	2,481	60,564
Ssab Svenskt Stal AB, A Shares	1,400	13,236
Svenska Cellulosa AB, B Shares	3,340	57,856
Svenska Handelsbanken AB, A Shares	3,276	104,433
Swedbank AB, A Shares	5,589	86,845
Swedish Match AB	1,200	47,777
Tele2 AB, B Shares	2,200	44,893
Telefonaktiebolaget LM Ericsson, B Shares	20,085	208,112

	Number of Shares	Value†

Sweden — (continued)
TeliaSonera AB	13,846	$96,565
Volvo AB, B Shares	8,801	128,241

		2,104,438

Switzerland — 8.5%
ABB Ltd.*	14,063	288,520
Actelion Ltd.*	616	22,519
Adecco S.A.*	883	46,268
Aryzta AG*	492	24,308
Baloise Holding AG	303	24,402
Barry Callebaut AG*	11	11,022
Compagnie Financiere Richemont SA	3,375	211,615
Credit Suisse Group AG	7,594	216,455
GAM Holding Ltd.*	1,619	23,585
Geberit AG*	256	53,571
Givaudan S.A.*	52	50,116
Glencore International Plc	8,976	55,906
Holcim Ltd.*	1,558	101,658
Julius Baer Group Ltd.*	1,367	55,183
Kuehne + Nagel International AG	317	42,878
Lindt & Spruengli AG	1	37,216
Lindt & Spruengli AG, Participation Certificates	7	22,488
Lonza Group AG*	223	11,527
Nestle SA	21,487	1,352,012
Novartis AG	15,226	842,684
Pargesa Holding S.A.	223	16,033
Partners Group Holding AG	84	16,387
Roche Holding AG	4,586	798,117
Schindler Holding AG	145	17,332
Schindler Holding AG, Participation Certificates	341	41,024
SGS S.A.	35	68,085
Sika AG	15	32,469
Sonova Holding AG*	319	35,444
STMicroelectronics N.V.	3,129	25,569
Straumann Holding AG*	19	3,233
Sulzer AG	151	21,462
Swiss Life Holding AG*	175	20,821
Swiss Re Ltd.*	2,232	142,544
Swisscom AG	152	61,443
Syngenta AG*	630	217,817
The Swatch Group AG	204	93,898
The Swatch Group AG, Registered Shares	282	22,664
UBS AG*	23,334	326,991
Xstrata Plc	13,152	224,670
Zurich Financial Services AG*	966	259,612

		5,939,548

United Kingdom — 18.9%
3i Group Plc	4,517	15,461
Admiral Group Plc	1,092	20,733
Aggreko Plc	1,801	64,815
AMEC Plc	1,738	30,801
Anglo American Plc	8,474	316,758
Antofagasta Plc	2,513	46,305
ARM Holdings Plc	8,680	82,191
Associated British Foods Plc	2,553	49,819

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
AstraZeneca Plc	8,826	$392,314
Aviva Plc	19,465	103,209
Babcock International Group Plc	1,997	25,442
BAE Systems Plc	21,719	104,183
Balfour Beatty Plc	4,201	19,184
Barclays Plc	77,421	291,319
BG Group Plc	22,209	514,374
BHP Billiton Plc	13,576	414,207
BP Plc	124,789	923,243
British American Tobacco Plc	12,927	651,416
British Land Co. Plc	4,853	37,251
British Sky Broadcasting Group Plc	7,355	79,526
BT Group Plc	50,318	182,214
Bunzl Plc	1,830	29,388
Burberry Group Plc	2,636	63,117
Carnival Plc	1,274	40,714
Centrica Plc	33,554	169,809
Cobham Plc	8,466	31,023
Compass Group Plc	12,038	126,214
Diageo Plc	15,942	383,123
Essar Energy Plc*	1,915	4,757
Eurasian Natural Resources Corp.	1,476	13,988
G4S Plc	8,409	36,652
GKN Plc	10,137	33,417
GlaxoSmithKline Plc	33,140	740,243
Hammerson Plc	5,215	34,667
HSBC Holdings Plc	116,311	1,032,139
ICAP Plc	3,290	20,670
Imperial Tobacco Group Plc	6,709	272,030
Inmarsat Plc	3,494	25,724
Intercontinental Hotels Group Plc	2,014	46,806
International Consolidated Airlines Group SA*	3,469	9,989
International Consolidated Airlines Group SA*	2,764	7,909
International Power Plc	10,295	66,690
Intertek Group Plc	932	37,432
Invensys Plc	4,412	14,043
Investec Plc	2,501	15,293
ITV Plc	22,089	31,215
J. Sainsbury Plc	6,914	34,426
Johnson Matthey Plc	1,505	56,787
Kazakhmys Plc	1,454	21,117
Kingfisher Plc	14,448	70,877
Land Securities Group Plc	4,898	56,603
Legal & General Group Plc	37,514	78,424
Liberty International Plc	3,734	19,793
Lloyds Banking Group Plc*	272,213	146,317
London Stock Exchange Group Plc	1,386	22,923
Lonmin Plc	1,129	18,456
Man Group Plc	8,839	19,058
Marks & Spencer Group Plc	10,596	64,234
Meggitt Plc	4,864	31,423
National Grid Plc	23,044	232,393
Next Plc	1,167	55,681
Old Mutual Plc	35,151	89,171

	Number of Shares	Value†

United Kingdom — (continued)
Pearson Plc	5,413	$100,866
Petrofac Ltd.	1,394	38,797
Prudential Plc	16,544	197,803
Reckitt Benckiser Group Plc	4,015	226,887
Reed Elsevier Plc	8,010	71,106
Rexam Plc	6,154	42,139
Rio Tinto Plc	9,033	497,884
Rolls-Royce Holdings Plc*	11,865	154,101
Royal Bank of Scotland Group Plc*	112,604	49,782
RSA Insurance Group Plc	25,854	43,255
SABMiller Plc	6,315	253,479
Schroders Plc	460	11,625
Scottish & Southern Energy Plc	6,263	133,134
Segro Plc	3,302	12,401
Serco Group Plc	3,127	27,134
Severn Trent Plc	1,688	41,687
Smith & Nephew Plc	5,964	60,432
Smiths Group Plc	2,700	45,432
Standard Chartered Plc	15,226	379,919
Standard Life Plc	15,971	58,678
Subsea 7 SA*	1,946	51,531
Tate & Lyle Plc	2,925	32,983
Tesco Plc	51,317	270,867
The Capita Group Plc	4,147	48,587
The Sage Group Plc	9,331	44,655
The Weir Group Plc	1,436	40,517
TUI Travel Plc	1,257	3,947
Tullow Oil Plc	5,873	143,443
Unilever Plc	8,563	282,694
United Utilities Group Plc	4,841	46,575
Vedanta Resources Plc	511	10,037
Vodafone Group Plc	325,933	897,723
Whitbread Plc	1,256	37,045
WM Morrison Supermarkets Plc	14,652	69,838
Wolseley Plc	2,000	76,264
WPP Group Plc	8,141	111,268

		13,284,015

United States — 0.3%
Synthes, Inc.	416	72,167
Transocean Ltd.	2,097	114,706

		186,873

TOTAL COMMON STOCKS (Cost $64,521,465)		67,536,074

PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	500	29,698
Henkel AG & Co. KGaA	1,172	85,877
Porsche Automobil Holding SE	1,202	70,938
ProSiebenSat.1 Media AG	587	15,086
RWE AG NV	206	9,057
Volkswagen AG	912	160,375

TOTAL PREFERRED STOCKS (Cost $297,196)		371,031

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
WARRANTS — 0.0%
Belgium — 0.0%
Anheuser-Busch InBev N.V.* (Cost $0)	256	$1

SHORT-TERM INVESTMENTS — 3.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,193,751)	2,193,751	2,193,751

TOTAL INVESTMENTS — 100.0% (Cost $67,012,412)(a)		$70,100,857

†	See Security Valuation Note.
~	Fair valued security. The total market value of fair valued securities at March 31, 2012 is $0.
*	Non-income producing security.
§	Restricted security.
(a)	At March 31, 2012, the cost for Federal income tax purposes was $67,235,029. Net unrealized appreciation was $2,865,828. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,919,019 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,953,191.

ADR — American Depository Receipt.

LP — Limited Partnership.

NVDR — Non Voting Depositary Receipt.

Plc — Public Limited Company.

PPS — Partially Protected Shares.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.2%	$118,945
Aerospace & Defense	0.5%	359,095
Agriculture	1.8%	1,211,397
Airlines	0.2%	117,400
Apparel	0.4%	249,176
Auto Manufacturers	3.6%	2,454,131
Auto Parts & Equipment	1.0%	707,775
Banks	13.3%	8,982,933
Beverages	2.3%	1,531,355
Biotechnology	0.2%	165,631
Building Materials	1.2%	776,863
Chemicals	3.9%	2,642,000
Commercial Services	1.5%	1,001,527
Computers	0.4%	236,054
Cosmetics & Personal Care	0.6%	393,575
Distribution & Wholesale	1.4%	936,164
Diversified	—%	24,104
Diversified Financial Services	1.1%	757,097
Diversified Operations	0.2%	161,797
Electric	3.2%	2,177,461
Electrical Components & Equipment	1.1%	711,332

Electronics	1.2%	796,085
Energy-Alternate Sources	—%	$30,220
Engineering & Construction	1.4%	978,615
Entertainment	0.2%	143,549
Environmental Control	—%	19,601
Food	5.5%	3,690,762
Food Service	0.2%	126,214
Forest Products & Paper	0.3%	187,610
Gas	0.7%	491,514
Hand & Machine Tools	0.4%	274,844
Healthcare Products	0.9%	592,540
Healthcare Services	0.2%	149,527
Holding Companies	1.0%	668,477
Home Builders	0.1%	95,071
Home Furnishings	0.5%	338,575
Hotels & Resorts	0.1%	80,195
Household Products & Wares	0.5%	314,510
Industrial	0.2%	154,101
Insurance	4.8%	3,235,070
Internet	0.2%	168,262
Investment Companies	0.3%	224,734
Iron & Steel	0.8%	525,484
Leisure Time	0.2%	121,783
Lodging	0.4%	281,048
Machinery - Construction & Mining	0.5%	352,946
Machinery - Diversified	1.2%	792,127
Media	1.2%	814,435
Metal Fabricate/Hardware	0.5%	339,729
Mining	4.7%	3,146,290
Miscellaneous Manufacturing	1.3%	894,683
Mixed Industrial/Office	0.6%	402,979
Office & Business Equipment	0.6%	417,843
Oil & Gas	8.0%	5,382,278
Oil & Gas Services	0.5%	327,449
Packaging and Containers	0.2%	113,132
Pharmaceuticals	7.6%	5,127,862
Real Estate	1.5%	1,037,338
Real Estate Investment Trusts	0.5%	306,466
Retail	2.6%	1,778,911
Semiconductors	0.7%	443,011
Shipbuilding	0.1%	49,504
Software	0.9%	596,635
Storage & Warehousing	—%	11,804
Strip Centers	0.3%	196,700
Telecommunications	6.0%	4,028,721
Textiles	0.2%	120,869
Toys, Games & Hobbies	0.2%	126,480
Transportation	1.6%	1,101,556
Unknown	0.1%	60,974
Venture Capital	—%	15,461
Water	0.2%	145,688

	100.0%	$67,536,074

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Developed International Index Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Australia	$5,716,218	$5,716,218	$—	$—
Austria	167,730	167,730	—	—
Belgium	689,937	689,937	—	—
Bermuda	74,497	74,497	—	—
China	90,051	90,051	—	—
Denmark	757,764	757,764	—	—
Finland	609,573	609,573	—	—
France	5,935,963	5,935,963	—	—
Germany	5,500,045	5,500,045	—	—
Greece	57,560	57,560	—	—
Guernsey	35,881	35,881	—	—
Hong Kong	1,981,215	1,981,215	—	—
Ireland	431,933	431,933	—	—
Israel	435,482	435,482	—	—
Italy	1,471,381	1,471,381	—	—
Japan	14,675,930	14,675,930	—	—
Jersey	50,848	50,848	—	—
Luxembourg	265,376	265,376	—	—
Mexico	30,672	30,672	—	—
Netherlands	3,241,986	3,241,986	—	—
New Zealand	83,250	83,250	—	—
Norway	528,938	528,938	—	—
Portugal	128,413	128,413	—	—
Singapore	1,115,795	1,115,795	—	—
Spain	1,944,762	1,944,443	319	—
Sweden	2,104,438	2,104,438	—	—
Switzerland	5,939,548	5,939,548	—	—
United Kingdom	13,284,015	13,284,015	—	—
United States	186,873	186,873	—	—
PREFERRED STOCKS	371,031	371,031	—	—
SHORT-TERM INVESTMENTS	2,193,751	2,193,751	—	—
WARRANTS	1	—	1	—

TOTAL INVESTMENTS	70,100,857	70,100,537	320	—

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2011	$1,210
Sales	(1,200)
Realized Gain (Loss)	(39)
Change in Appreciation (Depreciation)	29

Balance as of 3/31/2012	—

It is the Fund’s policy to recognize transfers in and transfers in and transfers out at the fair value as of the beginning of period.

$51,455,652 was transferred from Level 2 into Level 1 at 3/31/12 as the Fund utilized third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. The Fund did not have any transfers in and transfers out of level 3 fair value hierarchy during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

International Equity Fund

	Number of Shares	Value†
COMMON STOCKS — 98.0%
Australia — 3.1%
Coca-Cola Amatil Ltd.	453,433	$5,857,021
Newcrest Mining Ltd.	152,147	4,677,615

		10,534,636

Belgium — 2.6%
Anheuser-Busch InBev NV	120,244	8,785,082

Brazil — 6.0%
AES Tiete S.A. (Preference)	179,519	2,724,082
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	162,643	2,690,744
CIA de Bebidas das Americas ADR	53,910	2,227,561
CIA Energetica de Minas Gerais	129,569	3,081,151
CPFL Energia SA	38,259	574,687
Redecard SA	174,095	3,380,902
Souza Cruz SA	377,248	5,745,156

		20,424,283

Canada — 6.8%
Canadian National Railway Co.	44,119	3,506,254
Canadian Natural Resources Ltd.	90,828	3,010,451
Goldcorp, Inc.	104,189	4,696,313
Valeant Pharmaceuticals International, Inc.	221,402	11,873,069

		23,086,087

China — 2.8%
Baidu, Inc. ADR*	19,847	2,893,097
Sands China Ltd.*	1,739,522	6,798,552

		9,691,649

Colombia — 0.2%
Ecopetrol SA	9,210	562,639

Denmark — 4.1%
Novo Nordisk A/S, B Shares	99,839	13,823,036

France — 7.3%
Bureau Veritas SA	81,186	7,146,369
Cie Generale d’Optique Essilor International SA	90,156	8,035,751
Hermes International	10,484	3,532,699
Pernod-Ricard SA	57,321	5,993,633

		24,708,452

Germany — 0.8%
SAP AG	41,000	2,863,148

Hong Kong — 1.0%
L’occitane International SA	904,023	2,139,699
Wynn Macau Ltd.	444,800	1,300,225

		3,439,924

India — 9.3%
HDFC Bank Ltd.	929,495	9,484,699
HDFC Bank Ltd. ADR	10,615	361,971
Housing Development Finance Corp.	633,010	8,365,995
ITC Ltd.	1,946,174	8,667,914
Nestle India Ltd.	34,248	3,112,941
Tata Consultancy Services Ltd.	64,700	1,484,373

		31,477,893

	Number of Shares	Value†

Ireland — 1.5%
Paddy Power PLC	81,376	$5,124,868

Japan — 3.0%
Daito Trust Construction Co., Ltd.	38,100	3,420,116
Nitori Holdings Co., Ltd.	76,200	6,886,263

		10,306,379

Mexico — 1.8%
Fresnillo Plc	166,465	4,254,816
Wal-Mart de Mexico S.A.B de C.V., Series V	578,590	1,941,477

		6,196,293

Netherlands — 7.9%
Core Laboratories N.V.	81,837	10,767,294
Royal Dutch Shell Plc	137,413	4,810,802
Unilever N.V.	334,738	11,390,976

		26,969,072

Switzerland — 8.4%
Compagnie Financiere Richemont SA	48,265	3,026,253
Kuehne + Nagel International AG	32,058	4,336,193
Lindt & Spruengli AG, Participation Certificates	1,789	5,747,314
Nestle SA	246,710	15,523,572

		28,633,332

United Kingdom — 24.1%
British American Tobacco Plc	485,177	24,448,979
Bunzl Plc	204,264	3,280,247
Diageo Plc	406,639	9,772,474
Domino’s Pizza UK & IRL Plc	575,064	3,969,892
GlaxoSmithKline Plc	107,933	2,410,883
Imperial Tobacco Group Plc	395,419	16,033,064
Reckitt Benckiser Group Plc	61,541	3,477,677
Rolls-Royce Holdings Plc*	396,099	5,144,472
SABMiller Plc	180,401	7,241,144
Tesco Plc	1,188,153	6,271,441

		82,050,273

United States — 7.3%
Philip Morris International, Inc.	278,546	24,681,961

TOTAL COMMON STOCKS (Cost $248,463,800)		333,359,007

SHORT-TERM INVESTMENTS — 2.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $6,965,917)	6,965,917	6,965,917

TOTAL INVESTMENTS — 100.0% (Cost $255,429,717)(a)		$340,324,924

†	See Security Valuation Note.
*	Non-income producing security.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

International Equity Fund

(a)	At March 31, 2012, the cost for Federal income tax purposes was $256,592,954. Net unrealized appreciation was $83,731,970. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $88,922,335 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,190,365.

ADR — American Depository Receipt.

Plc — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

International Equity Fund

Country Weightings as of 03/31/2012 ††
United Kingdom	24%
India	9
Switzerland	9
United States	9
Netherlands	8
Canada	7
France	7
Other	2 7
Total	100%

†† % of total investments as of March 31, 2012

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Agriculture	23.9%	$79,577,074
Apparel	1.1%	3,532,699
Banks	3.0%	9,846,670
Beverages	12.0%	39,876,915
Commercial Services	3.1%	10,426,616
Computers	0.4%	1,484,373
Cosmetics & Personal Care	0.6%	2,139,699
Diversified Financial Services	4.3%	14,437,641
Electric	1.9%	6,379,920
Entertainment	1.5%	5,124,868
Food	12.6%	42,046,244
Healthcare Products	2.4%	8,035,751
Household Products & Wares	1.0%	3,477,677
Industrial	3.0%	9,840,785
Internet	0.9%	2,893,097
Lodging	2.4%	8,098,777
Mining	2.7%	8,932,431
Oil & Gas	2.5%	8,383,892
Oil & Gas Services	3.2%	10,767,294
Pharmaceuticals	8.4%	28,106,988
Real Estate	1.0%	3,420,116
Retail	4.8%	15,823,885
Software	0.9%	2,863,148
Transportation	2.4%	7,842,447

	100.0%	$333,359,007

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

International Equity Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	333,359,007	333,359,007	—	—
SHORT-TERM INVESTMENTS	6,965,917	6,965,917	—	—
TOTAL INVESTMENTS	340,324,924	340,324,924	—	—

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2011	$19,721
Sales	(20,207)
Change in Appreciation/(Depreciation)	(486)

Balance as of 3/31/2012	—

It is the Fund’s policy to recognize transfers in and transfers in and transfers out at the fair value as of the beginning of period.

$138,434,457 was transferred from Level 2 into Level 1 at 3/31/12 as the Fund utilized third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. The Fund did not have any transfers in and transfers out of level 3 fair value hierarchy during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Emerging Markets Equity Fund

	Number of Shares	Value†
COMMON STOCKS — 96.8%
Brazil — 9.8%
Banco do Brasil S.A.	19,300	$ 274,151
BRF - Brasil Foods S.A.	96,200	1,899,811
BRF - Brasil Foods S.A. ADR	2,600	52,026
CIA de Bebidas das Americas ADR	52,500	2,169,300
Cielo S.A.	27,400	924,766
Itau Unibanco Holding S.A. (Preference)	13,600	260,013
Itau Unibanco Holding S.A. Preferred ADR	87,498	1,679,087
MRV Engenharia e Participacoes S.A.	54,600	386,742
PDG Realty S.A. Empreendimentos e Participacoes	202,100	696,381
Petroleo Brasileiro S.A.	22,310	295,642
Petroleo Brasileiro S.A. (Preference)	54,900	699,238
Petroleo Brasileiro S.A. ADR	37,200	988,032
Petroleo Brasileiro S.A. ADR	32,500	830,700
Ultrapar Participacoes S.A.	40,500	881,906
Vale S.A.	2,978	69,529
Vale S.A. ADR	17,600	410,608
Vale S.A. Preferred ADR	61,300	1,390,897

		13,908,829

Chile — 2.1%
Banco Santander Chile ADR	8,300	714,547
Cencosud S.A.	117,305	776,455
Empresa Nacional de Electricidad S.A.	312,130	561,853
Empresa Nacional de Electricidad S.A. ADR	1,500	80,970
S.A.C.I. Falabella	90,854	876,948

		3,010,773

China — 7.9%
China Construction Bank Corp., Class H	2,036,930	1,573,820
China Pacific Insurance Group Co. Ltd., Class H	393,000	1,217,126
China Telecom Corp. Ltd., Class H	2,480,000	1,373,245
China ZhengTong Auto Services Holdings Ltd.*	298,000	298,555
Hengan International Group Co. Ltd.	98,000	990,657
PetroChina Co. Ltd., Class H	1,116,000	1,577,954
Ping An Insurance Group Co. of China Ltd., Class H	165,000	1,247,239
Shanghai Pharmaceuticals Holding Co. Ltd., Class H*	300,700	481,706
Tencent Holdings Ltd.	74,900	2,089,142
Tsingtao Brewery Co. Ltd., Class H	44,000	237,691

		11,087,135

Cyprus — 0.4%
Eurasia Drilling Co. Ltd. GDR	17,910	493,779

Czech Republic — 0.9%
CEZ A.S.	19,900	854,973
Telefonica O2 Czech Republic A.S.	18,900	396,599

		1,251,572

Egypt — 0.5%
Commercial International Bank Egypt SAE	30,297	125,251
Juhayna Food Industries*	257,992	187,941
Telecom Egypt Co.	184,557	432,670

		745,862

	Number of Shares	Value†

Hong Kong — 3.1%
Ajisen China Holdings Ltd.	284,000	$ 373,032
Belle International Holdings Ltd.	475,000	852,676
China Mengniu Dairy Co. Ltd.	610,000	1,787,060
China Resources Enterprise Ltd.	178,000	621,179
China Resources Power Holdings Co. Ltd.	222,200	411,463
Chow Tai Fook Jewellery Group Ltd.*	247,800	392,495

		4,437,905

Hungary — 0.8%
Richter Gedeon Nyrt	6,630	1,137,152

India — 8.0%
ACC Ltd.	30,305	808,679
Asian Paints Ltd.	9,258	589,154
Dr. Reddy’s Laboratories Ltd.	26,067	902,969
Glenmark Pharmaceuticals Ltd.*	102,294	621,253
HDFC Bank Ltd.	129,552	1,321,967
HDFC Bank Ltd. ADR	3,730	127,193
IndusInd Bank Ltd.	109,946	694,163
ITC Ltd.	184,460	821,552
ITC Ltd. GDR	67,502	301,126
Jindal Steel & Power Ltd.*	47,895	512,513
Larsen & Toubro Ltd.	21,085	541,766
Reliance Industries Ltd.	27,516	405,408
Tata Consultancy Services Ltd.	35,413	812,459
Tata Motors Ltd.	237,401	1,282,650
Tata Steel Ltd.	91,371	846,094
Yes Bank Ltd.	105,100	760,838

		11,349,784

Indonesia — 5.0%
Astra International Tbk PT	162,000	1,310,138
Bank Central Asia Tbk PT	655,000	573,053
Bank Mandiri Tbk PT	1,226,500	918,802
Indofood Sukses Makmur Tbk PT	1,296,000	687,402
Indosat Tbk PT	1,356,500	749,161
Kalbe Farma Tbk PT	1,270,000	493,056
Lippo Karawaci Tbk PT	13,599,500	1,189,807
Telekomunikasi Indonesia Tbk PT	1,497,000	1,145,997

		7,067,416

Japan — 0.6%
Nexon Co. Ltd.*	51,600	898,963

Malaysia — 2.9%
AirAsia BHD	550,100	619,502
Axiata Group BHD	1,073,200	1,821,655
CIMB Group Holdings BHD	338,400	849,452
Sime Darby BHD	264,600	841,261

		4,131,870

Mexico — 3.3%
Fomento Economico Mexicano S.A.B. de C.V. ADR	21,897	1,801,466
Grupo Mexico S.A.B. de C.V., Series B	173,200	546,927
Grupo Televisa S.A. ADR	36,400	767,312
Mexichem S.A.B. de C.V.	135,000	520,213

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Emerging Markets Equity Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Mexico — (continued)
Wal-Mart de Mexico S.A.B de C.V., Series V	319,400	$1,071,757

		4,707,675

Peru — 1.6%
Cia de Minas Buenaventura S.A. ADR	23,400	943,254
Credicorp Ltd.	9,510	1,253,608

		2,196,862

Philippines — 4.5%
Ayala Corp.	104,088	985,727
Metro Pacific Investments Corp.	13,503,000	1,302,024
Metropolitan Bank & Trust	800,962	1,629,534
Philippine Long Distance Telephone Co.	19,320	1,214,953
SM Investments Corp.	78,680	1,209,475

		6,341,713

Poland — 1.3%
Polskie Gomictwo Naftowe I Gazownictwo S.A.	69,315	90,082
Powszechny Zaklad Ubezpieczen S.A.	3,440	359,641
Telekomunikacja Polska S.A.	260,140	1,430,136

		1,879,859

Portugal — 1.5%
Jeronimo Martins SGPS S.A.*	102,513	2,088,433

Qatar — 0.5%
Industries Qatar QSC	18,500	713,884

Russia — 3.2%
Gazprom OAO ADR	91,011	1,120,737
Lukoil OAO ADR	38,785	2,358,128
Rosneft Oil Co. OJSC GDR	153,408	1,086,128

		4,564,993

South Africa — 3.8%
AngloGold Ashanti Ltd.	10,690	393,541
AngloGold Ashanti Ltd. ADR	3,950	145,834
AVI Ltd.	148,811	899,927
Clicks Group Ltd.	127,100	741,127
Life Healthcare Group Holdings Ltd	27,900	90,927
Naspers Ltd., N Shares	28,260	1,587,806
Pick n Pay Stores Ltd.	141,909	804,724
Sasol Ltd.	13,600	656,864

		5,320,750

South Korea — 15.5%
Cheil Industries, Inc.	6,557	554,398
Cheil Worldwide, Inc.	18,680	298,405
Doosan Heavy Industries & Construction Co. Ltd.	3,611	203,329
Hyundai Engineering & Construction Co. Ltd.	12,914	920,922
Hyundai Heavy Industries Co. Ltd.	3,690	1,047,028
Hyundai Motor Co.	10,091	2,075,110
Hyundai Steel Co.	6,065	545,986
KB Financial Group, Inc.	21,510	784,995
Korea Aerospace Industries Ltd.	19,550	501,238
Korean Air Lines Co. Ltd.	12,727	561,626

	Number of Shares	Value†

South Korea — (continued)
LG Chem Ltd.	4,011	$1,309,801
LG Household & Health Care Ltd.	959	503,601
Mando Corp.	2,633	386,915
NCSoft Corp.	2,084	550,865
NHN Corp.	3,334	765,050
S.M. Entertainment Co.*	8,032	339,901
Samsung Electronics Co. Ltd.	4,925	5,542,011
Samsung Electronics Co. Ltd. (Preference)	1,701	1,193,500
Samsung Fire & Marine Insurance Co. Ltd.	3,309	624,973
Samsung Heavy Industries Co. Ltd.	11,170	372,153
Shinhan Financial Group Co. Ltd.	27,708	1,069,878
SK C&C Co. Ltd.	5,092	503,335
SK Innovation Co. Ltd.	3,310	483,478
SSCP Co. Ltd.	1,035	4,403
Woongjin Coway Co. Ltd.	21,860	725,419

		21,868,320

Switzerland — 0.5%
The Swatch Group AG	1,539	708,380

Taiwan — 7.2%
Advanced Semiconductor Engineering Inc.	490,000	493,080
Asustek Computer, Inc.	76,088	717,969
Catcher Technology Co. Ltd.	69,000	487,438
Chailease Holding Co. Ltd.*	165,000	236,477
Formosa Plastics Corp.	160,000	471,090
Foxconn Technology Co. Ltd.	1,000	4,134
Fubon Financial Holding Co. Ltd.	443,632	499,780
Hon Hai Precision Industry Co. Ltd.	510,509	1,980,494
HTC Corp.	19,543	395,303
Lung Yen Life Service Corp.	78,000	248,684
MStar Semiconductor Inc.	103,000	629,911
Taiwan Cement Corp.	399,000	467,074
Taiwan Semiconductor Manufacturing Co. Ltd.	898,769	2,585,356
Uni-President Enterprises Corp.	531,724	735,941
Yuanta Financial Holding Co. Ltd.*	439,000	228,317

		10,181,048

Thailand — 4.1%
Banpu PCL NVDR	45,800	902,639
Kasikornbank PCL	63,100	320,102
Kasikornbank PCL NVDR	224,000	1,118,185
Land and Houses PCL NVDR	4,563,700	1,020,730
PTT PCL	58,600	672,428
PTT PCL NVDR	18,200	208,843
Siam Cement PCL NVDR	79,600	915,980
Thai Airways International PCL	362,700	302,740
Thai Airways International PCL NVDR	332,300	277,365

		5,739,012

Turkey — 3.7%
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	114,042	1,593,248
Coca-Cola Icecek A.S.	31,743	405,181
Haci Omer Sabanci Hodling A.S.	171,604	737,523
Turk Telekomunikasyon A.S.	197,014	855,573
Turkiye Garanti Bankasi A.S.	419,247	1,660,710

		5,252,235

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (unaudited)

Emerging Markets Equity Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — 1.3%
SABMiller PLC	45,063	$1,804,987

United States — 2.8%
Central European Distribution Corp.*	39,392	201,293
Mead Johnson Nutrition Co.	16,614	1,370,323
Samsonite International S.A.*	514,800	936,054
Yum! Brands, Inc.	20,984	1,493,641
		4,001,311

TOTAL COMMON STOCKS (Cost $114,704,765)		136,890,502

EXCHANGE TRADED FUNDS — 0.6%
Brazil — 0.1%
Telefonica Brasil S.A. ADR	2,935	89,899

Chile — 0.5%
Sociedad Quimica y Minera de Chile S.A. ADR	13,000	762,710

TOTAL EXCHANGE TRADED FUNDS (Cost $813,014)		852,609

SHORT-TERM INVESTMENTS — 2.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,646,224)	3,646,224	3,646,224

TOTAL INVESTMENTS — 100.0% (Cost $119,164,003)(a)		$141,389,335

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2012, the cost for Federal income tax purposes was $120,427,565. Net unrealized appreciation was $20,961,770. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $27,733,506 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $6,771,736.

ADR — American Depository Receipt.

GDR — Global Depository Receipt

NVDR — Non Voting Depositary Receipt.

OJSC — Open Joint Stock Company

PCL — Public Company Limited.

Plc — Public Limited Company.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.2%	$298,405
Aerospace & Defense	0.4%	501,238
Agriculture	0.8%	1,122,678
Airlines	1.3%	1,761,233

Auto Manufacturers	2.4%	$3,357,760
Auto Parts & Equipment	0.3%	386,915
Banks	11.6%	15,854,476
Beverages	6.0%	8,213,166
Building Materials	0.9%	1,275,753
Chemicals	3.3%	4,490,451
Coal	0.7%	902,639
Commercial Services	0.9%	1,173,450
Computers	1.8%	2,433,200
Cosmetics & Personal Care	0.4%	503,601
Diversified Financial Services	1.9%	2,582,970
Electric	1.4%	1,909,259
Electronics	1.4%	1,980,494
Engineering & Construction	1.1%	1,462,688
Entertainment	0.2%	339,901
Environmental Control	0.5%	725,419
Food	6.0%	8,215,069
Healthcare Products	0.7%	990,657
Healthcare Services	0.1%	90,927
Holding Companies	3.7%	5,001,597
Home Builders	1.0%	1,407,472
Household Products & Wares	0.7%	936,054
Insurance	2.5%	3,448,979
Internet	2.5%	3,405,057
Iron & Steel	1.4%	1,904,593
Machinery - Diversified	0.1%	203,329
Media	1.7%	2,355,118
Metal Fabricate/Hardware	0.4%	487,438
Mining	2.8%	3,900,590
Miscellaneous Manufacturing	0.4%	554,398
Oil & Gas	8.4%	11,473,662
Oil & Gas Services	0.4%	493,779
Pharmaceuticals	3.3%	4,524,753
Real Estate	1.5%	2,122,665
Retail	7.8%	10,614,654
Semiconductors	7.6%	10,443,858
Shipbuilding	1.0%	1,419,181
Software	0.7%	898,963
Telecommunications	6.9%	9,419,989
Water	0.9%	1,302,024
	100.0%	$136,890,502

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (unaudited)

Emerging Markets Equity Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$136,890,502	$136,890,502	$ —	$ —
EXCHANGE TRADED FUNDS	852,609	852,609	—	—
SHORT-TERM INVESTMENTS	3,646,224	3,646,224	—	—

TOTAL INVESTMENTS	$141,389,335	$141,389,335	$ —	$ —

It is the Fund’s policy to recognize transfers in and transfers in and transfers out at the fair value as of the beginning of period.

$78,039,453 was transferred from Level 2 into Level 1 at 3/31/12 as the Fund utilized third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. The Fund did not have any transfers in and transfers out of level 3 fair value hierarchy during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Real Estate Securities Fund

	Number of Shares	Value†
COMMON STOCKS — 4.7%
Lodging — 2.7%
Hyatt Hotels Corp., Class A*	28,432	$1,214,615
Orient-Express Hotels Ltd., Class A*	50,784	517,997
Starwood Hotels & Resorts Worldwide, Inc.	11,258	635,064

		2,367,676

Real Estate — 2.0%
Brookfield Properties Corp.	97,827	1,707,081
TOTAL COMMON STOCKS (Cost $4,010,855)		4,074,757

REAL ESTATE INVESTMENT TRUSTS — 93.0%
Apartments — 15.1%
American Campus Communities, Inc.	19,632	877,943
Apartment Investment & Management Co., Class A	53,427	1,411,007
AvalonBay Communities, Inc.	13,090	1,850,271
Campus Crest Communities, Inc.	25,557	297,995
Education Realty Trust, Inc.	52,707	571,344
Equity Residential	68,357	4,280,515
Essex Property Trust, Inc.	2,294	347,564
Mid-America Apartment Communities, Inc.	14,142	947,938
Post Properties, Inc.	13,809	647,090
UDR, Inc.	63,084	1,684,974

		12,916,641

Diversified — 11.4%
American Assets Trust, Inc.	22,230	506,844
Colonial Properties Trust	53,039	1,152,537
Digital Realty Trust, Inc.	28,772	2,128,265
DuPont Fabros Technology, Inc.	28,881	706,140
Liberty Property Trust	32,273	1,152,792
Vornado Realty Trust	49,074	4,132,031

		9,778,609

Healthcare — 7.2%
HCP, Inc.	44,520	1,756,759
Health Care REIT, Inc.	15,445	848,857
Ventas, Inc.	61,838	3,530,950

		6,136,566

Hotels & Resorts — 3.7%
Hersha Hospitality Trust	133,493	728,872
Host Hotels & Resorts, Inc.	150,816	2,476,399

		3,205,271

Industrial — 5.6%
ProLogis, Inc.	134,463	4,843,357

Manufactured Homes — 1.4%
Equity Lifestyle Properties, Inc.	16,656	1,161,589

Office Property — 13.4%
Alexandria Real Estate Equities, Inc.	20,915	1,529,514
BioMed Realty Trust, Inc.	26,716	507,070
Boston Properties, Inc.	23,331	2,449,522
Corporate Office Properties Trust	49,588	1,150,937
Hudson Pacific Properties, Inc.	28,856	436,591
Kilroy Realty Corp.	26,423	1,231,576
Piedmont Office Realty Trust, Inc., Class A	67,514	1,198,373

	Number of Shares	Value†

Office Property — (continued)
SL Green Realty Corp.	38,763	$3,006,071

		11,509,654

Regional Malls — 21.6%
General Growth Properties, Inc.	167,180	2,840,388
Simon Property Group, Inc.	77,258	11,254,945
Tanger Factory Outlet Centers, Inc.	34,205	1,016,915
Taubman Centers, Inc.	25,169	1,836,079
The Macerich Co.	28,039	1,619,252

		18,567,579

Storage & Warehousing — 7.6%
CubeSmart	35,450	421,855
Extra Space Storage, Inc.	39,307	1,131,649
Public Storage	35,823	4,949,664

		6,503,168

Strip Centers — 6.0%
Alexander’s, Inc.	1,017	400,576
Federal Realty Investment Trust	4,260	412,326
Kimco Realty Corp.	43,909	845,687
Regency Centers Corp.	49,484	2,201,048
Weingarten Realty Investors	48,750	1,288,463

		5,148,100

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $70,216,190)		79,770,534

SHORT-TERM INVESTMENTS — 2.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,932,807)	1,932,807	1,932,807

TOTAL INVESTMENTS — 100.0% (Cost $76,159,852)(a)		$85,778,098

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2012, the cost for Federal income tax purposes was $77,265,873. Net unrealized appreciation was $8,512,225. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $9,934,730 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,422,505.

REIT — Real Estate Investment Trust.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Real Estate Securities Fund

Summary of inputs used to value the Fund’s net assets as of 03/03/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$ 4,074,757	$ 4,074,757	$—	$—
REAL ESTATE INVESTMENT TRUSTS	79,770,534	79,770,534	—	—
SHORT-TERM INVESTMENTS	1,932,807	1,932,807	—	—

TOTAL INVESTMENTS	$ 85,778,098	$ 85,778,098	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Aggressive Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 65.8%
Penn Series Flexibly Managed Fund*	35,735	$998,079
Penn Series Index 500 Fund*	223,713	2,328,850
Penn Series Large Cap Growth Fund*	98,236	998,079
Penn Series Large Cap Value Fund*	239,975	3,659,622
Penn Series Large Core Growth Fund*	60,435	665,386
Penn Series Large Core Value Fund*	135,104	1,330,771
Penn Series Large Growth Stock Fund*	91,955	1,663,464
Penn Series Mid Cap Growth Fund*	123,793	1,330,771
Penn Series Mid Cap Value Fund*	50,294	665,386
Penn Series Mid Core Value Fund*	115,119	1,330,771
Penn Series Real Estate Securities Fund*	104,129	1,330,771
Penn Series Small Cap Growth Fund*	31,064	665,386
Penn Series Small Cap Index Fund*	56,056	665,386
Penn Series Small Cap Value Fund*	73,727	1,330,772
Penn Series SMID Cap Growth Fund*	95,533	1,330,771
Penn Series SMID Cap Value Fund*	124,885	1,663,464

TOTAL AFFILIATED EQUITY FUNDS (Cost $15,673,796)		21,957,729

AFFILIATED FIXED INCOME FUNDS — 4.0%
Penn Series Quality Bond Fund* (Cost $1,180,700)	104,868	1,330,772

AFFILIATED INTERNATIONAL EQUITY FUNDS —29.9%
Penn Series Developed International Index Fund*	278,988	2,661,543
Penn Series Emerging Markets Equity Fund*	183,470	1,996,157
Penn Series International Equity Fund*	271,171	5,323,086
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $8,164,327)		9,980,786

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $84,057)	84,057	84,057

TOTAL INVESTMENTS — 100.0% (Cost $25,102,880)(a)		$33,353,344

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2012, the cost for Federal income tax purposes was $25,461,316. Net unrealized appreciation was $7,892,028. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,250,464 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $358,436.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Aggressive Allocation Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$21,957,729	$21,957,729	$ —	$ —
AFFILIATED FIXED INCOME FUNDS	1,330,772	1,330,772	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	9,980,786	9,980,786	—	—
SHORT-TERM INVESTMENTS	84,057	84,057	—	—
TOTAL INVESTMENTS	$33,353,344	33,353,344	$ —	$ —

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Moderately Aggressive Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 56.7%
Penn Series Flexibly Managed Fund*	168,596	$4,708,896
Penn Series Index 500 Fund*	904,687	9,417,791
Penn Series Large Cap Growth Fund*	308,983	3,139,264
Penn Series Large Cap Value Fund*	1,029,267	15,696,319
Penn Series Large Core Growth Fund*	285,128	3,139,264
Penn Series Large Core Value Fund*	637,414	6,278,527
Penn Series Large Growth Stock Fund*	347,072	6,278,527
Penn Series Mid Cap Growth Fund*	438,037	4,708,896
Penn Series Mid Cap Value Fund*	237,284	3,139,264
Penn Series Mid Core Value Fund*	543,125	6,278,528
Penn Series Real Estate Securities Fund*	368,458	4,708,896
Penn Series Small Cap Growth Fund*	146,558	3,139,264
Penn Series Small Cap Index Fund*	264,470	3,139,264
Penn Series Small Cap Value Fund*	260,881	4,708,896
Penn Series SMID Cap Growth Fund*	338,040	4,708,896
Penn Series SMID Cap Value Fund*	471,361	6,278,527

TOTAL AFFILIATED EQUITY FUNDS (Cost $63,650,073)		89,469,019

AFFILIATED FIXED INCOME FUNDS — 18.9%
Penn Series High Yield Bond Fund*	341,596	3,139,264
Penn Series Limited Maturity Bond Fund*	686,628	7,848,159
Penn Series Quality Bond Fund*	1,484,285	18,835,583

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $26,791,127)		29,823,006

AFFILIATED INTERNATIONAL EQUITY FUNDS — 23.9%
Penn Series Developed International Index Fund*	987,190	9,417,791
Penn Series Emerging Markets Equity Fund*	577,071	6,278,528
Penn Series International Equity Fund*	1,119,452	21,974,847

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $30,623,194)		37,671,166

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $851,648)	851,648	851,648

TOTAL INVESTMENTS — 100.0% (Cost $121,916,042)(a)		$157,814,839

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2012, the cost for Federal income tax purposes was $124,053,674. Net unrealized appreciation was $33,761,165. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $35,898,797 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,137,632.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Moderately Aggressive Allocation Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$89,469,019	$89,469,019	$ —	$ —
AFFILIATED FIXED INCOME FUNDS	29,823,006	29,823,006	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	37,671,166	37,671,166	—	—
SHORT-TERM INVESTMENTS	851,648	851,648	—	—

TOTAL INVESTMENTS	$157,814,839	$157,814,839	$ —	$ —

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Moderate Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 42.9%
Penn Series Flexibly Managed Fund*	355,771	$9,936,684
Penn Series Index 500 Fund*	1,193,166	12,420,855
Penn Series Large Cap Growth Fund*	489,010	4,968,342
Penn Series Large Cap Value Fund*	1,140,275	17,389,198
Penn Series Large Core Growth Fund*	225,629	2,484,171
Penn Series Large Core Value Fund*	756,600	7,452,513
Penn Series Large Growth Stock Fund*	411,969	7,452,513
Penn Series Mid Cap Growth Fund*	462,171	4,968,342
Penn Series Mid Core Value Fund*	859,575	9,936,684
Penn Series Real Estate Securities Fund*	388,759	4,968,342
Penn Series Small Cap Growth Fund*	115,974	2,484,171
Penn Series Small Cap Index Fund*	418,563	4,968,342
Penn Series Small Cap Value Fund*	275,254	4,968,342
Penn Series SMID Cap Growth Fund*	356,665	4,968,342
Penn Series SMID Cap Value Fund*	559,498	7,452,514

TOTAL AFFILIATED EQUITY FUNDS (Cost $76,271,107)		106,819,355

AFFILIATED FIXED INCOME FUNDS — 35.9%
Penn Series High Yield Bond Fund*	1,081,250	9,936,684
Penn Series Limited Maturity Bond Fund*	2,608,054	29,810,053
Penn Series Quality Bond Fund*	3,915,163	49,683,421

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $80,557,081)		89,430,158

AFFILIATED INTERNATIONAL EQUITY FUNDS — 18.0%
Penn Series Developed International Index Fund*	1,301,976	12,420,855
Penn Series Emerging Markets Equity Fund*	684,974	7,452,513
Penn Series International Equity Fund*	1,265,497	24,841,711

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $36,188,451)		44,715,079

AFFILIATED MONEY MARKET FUND — 3.0%
Penn Series Money Market Fund (Cost $7,452,572)	7,452,572	7,452,572

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $526,444)	526,444	526,444

TOTAL INVESTMENTS — 100.0% (Cost $200,995,655)(a)		$248,943,608

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2012, the cost for Federal income tax purposes was $202,548,857. Net unrealized appreciation was $46,394,751. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $47,947,953 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,553,202.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Moderate Allocation Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$106,819,355	$106,819,355	$ —	$ —
AFFILIATED FIXED INCOME FUNDS	89,430,158	89,430,158	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	44,715,079	44,715,079	—	—
AFFILIATED MONEY MARKET FUNDS	7,452,572	7,452,572	—	—
SHORT-TERM INVESTMENTS	526,444	526,444	—	—
TOTAL INVESTMENTS	$248,943,608	248,943,608	$ —	$ —

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Moderately Conservative Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 32.0%
Penn Series Flexibly Managed Fund*	171,007	$4,776,235
Penn Series Index 500 Fund*	458,812	4,776,236
Penn Series Large Cap Growth Fund*	94,020	955,247
Penn Series Large Cap Value Fund*	313,196	4,776,236
Penn Series Large Core Value Fund*	193,959	1,910,494
Penn Series Large Growth Stock Fund*	105,611	1,910,494
Penn Series Mid Cap Growth Fund*	88,860	955,247
Penn Series Mid Core Value Fund*	330,535	3,820,988
Penn Series Real Estate Securities Fund*	149,491	1,910,494
Penn Series Small Cap Index Fund*	160,951	1,910,494
Penn Series SMID Cap Growth Fund*	68,575	955,247
Penn Series SMID Cap Value Fund*	143,430	1,910,494

TOTAL AFFILIATED EQUITY FUNDS (Cost $22,096,968)		30,567,906

AFFILIATED FIXED INCOME FUNDS — 53.0%
Penn Series High Yield Bond Fund*	519,721	4,776,235
Penn Series Limited Maturity Bond Fund*	1,671,473	19,104,942
Penn Series Quality Bond Fund*	2,107,716	26,746,918

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $45,562,078)		50,628,095

AFFILIATED INTERNATIONAL EQUITY FUNDS — 10.0%
Penn Series Developed International Index Fund*	300,392	2,865,741
Penn Series International Equity Fund*	340,638	6,686,730

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $7,314,856)		9,552,471

AFFILIATED MONEY MARKET FUND — 5.0%
Penn Series Money Market Fund (Cost $4,776,274)	4,776,274	4,776,274

TOTAL INVESTMENTS — 100.0% (Cost $79,750,176)(a)		$95,524,746

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2012, the cost for Federal income tax purposes was $80,580,350. Net unrealized appreciation was $14,944,396. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $14,944,396 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $0.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Moderately Conservative Allocation Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$30,567,906	$30,567,906	$ —	$ —
AFFILIATED FIXED INCOME FUNDS	50,628,095	50,628,095	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	9,552,471	9,552,471	—	—
AFFILIATED MONEY MARKET FUNDS	4,776,274	4,776,274	—	—
TOTAL INVESTMENTS	95,524,746	95,524,746	—	—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Conservative Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 16.9%
Penn Series Flexibly Managed Fund*	114,479	$3,197,412
Penn Series Index 500 Fund*	245,719	2,557,930
Penn Series Large Cap Value Fund*	83,867	1,278,965
Penn Series Large Core Value Fund*	64,922	639,482
Penn Series Large Growth Stock Fund*	70,700	1,278,965
Penn Series Mid Cap Growth Fund*	59,487	639,482
Penn Series Mid Core Value Fund*	110,637	1,278,965

TOTAL AFFILIATED EQUITY FUNDS (Cost $7,924,712)		10,871,201

AFFILIATED FIXED INCOME FUNDS — 67.6%
Penn Series High Yield Bond Fund*	487,092	4,476,377
Penn Series Limited Maturity Bond Fund*	1,398,693	15,987,061
Penn Series Quality Bond Fund*	1,814,135	23,021,367

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $39,015,593)		43,484,805

AFFILIATED INTERNATIONAL EQUITY FUNDS — 5.0%
Penn Series Developed International Index Fund*	134,063	1,278,965
Penn Series International Equity Fund*	97,730	1,918,447

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $2,421,165)		3,197,412

AFFILIATED MONEY MARKET FUND — 9.9%
Penn Series Money Market Fund (Cost $6,394,877)	6,394,877	6,394,877

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $372,178)	372,178	372,178

TOTAL INVESTMENTS — 100.0% (Cost $56,128,525)(a)		$64,320,473

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2012, the cost for Federal income tax purposes was $56,633,340. Net unrealized appreciation was $7,687,133. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,191,948 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $504,815.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Conservative Allocation Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2012 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$10,871,201	$10,871,201	$ —	$ —
AFFILIATED FIXED INCOME FUNDS	43,484,805	43,484,805	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	3,197,412	3,197,412	—	—
AFFILIATED MONEY MARKET FUNDS	6,394,877	6,394,877	—	—
SHORT-TERM INVESTMENTS	372,178	372,178	—	—

TOTAL INVESTMENTS	$64,320,473	$64,320,473	$ —	$ —

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

SECURITY VALUATION:

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities Funds — Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt and fixed income securities may be valued by recognized independent third-party valuation services, employing methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. The Penn Series Valuation Committee (the “Valuation Committee”), established by and subject to oversight by the Board of Directors, develops pricing related policies and procedures and approves all fair value determinations. The Valuation Committee consists of representatives from the Advisor and Administrator. The Valuation Committee regularly makes good faith judgments, using sources and information obtained, including recommendations and supporting rationales and inputs from the Advisor or the applicable sub advisor, to establish and /or adjust fair valuations of securities as events occur and circumstances warrant. The information and inputs may include but are not limited to cost of the security, last sale price, private transaction trading prices, comparable publically traded security prices, illiquidity premiums, publically disclosed news stories and regulatory filings, estimated cash flows and yield curves. As part of its procedures, the Valuation Committee monitors the fair valued securities, considers additional news or significant developments relative to the specific security, reviews the valuations with the Advisor or respective sub advisor on a regular basis and applies back testing procedures to valuations as applicable. Reasons for which securities may be valued in this manner include, but are not limited to, trading on an exchange for a security has been halted or suspended, a security has been de-listed from a national exchange, trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open or valuation by a third party pricing service is currently not available or is no longer available. Options and futures contracts are valued at the last sale price on the market where such options or futures contracts are principally traded.

To assess the continuing appropriateness of third party pricing service security valuations, the Advisor or sub advisor, as applicable, or the fund accounting service provider, who is subject to oversight by the Administrator, regularly monitor the prices and compare prices to alternate sources where applicable. Pricing challenges are issued for valuation differences exceeding certain tolerances or when considered not reflective of market by the Advisor or sub advisor, as applicable.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors. The methodology and procedures followed by the valuation service consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Values from the valuation service are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Valuation Committee. The Valuation Committee has also established a “confidence interval,” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation service.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds — The valuation of each Fund’s investment in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized into three broad levels as follows:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Transfers between levels 1 and 2 during the three month period ended March 31, 2012, if any, are shown as notes on the Schedule of Investments of the individual fund.

Level 3 items at March 31, 2012 consist of $2,049,928 of equities which were not publically trading. The unobservable inputs used in valuing these securities include prices observed in private transactions, prices of publically traded securities determined to be comparable and illiquidity premiums used to discount the value. The valuation technique employed consists of discounting a value in the observed range of either (a) private party transaction prices for an acquisition or dispositions of the stock (or of a comparable class of the stock ) or (b) the price of a comparable publically traded security, as applicable. The ranges of observed private party transactions for the valued securities subject to these input for fair valuation was $14.00 – $17.50 and $30.00 – $32.00, respectively. The price for the comparable publically traded security was $5.86. The illiquidity premiums utilized was 5 – 10% and was judgmentally established based on trading price ranges and /or particular terms of the security (ie, trading restrictions). Significant increases (decreases) in the prices of observed private transactions or in publically traded securities would result in directionally similar and proportionate changes to the fair values. Also, changes to the illiquidity premiums would cause directionally opposite and proportionate changes in the fair values.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

[Please verify, please provide further information if this statement is not correct.]

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

[Please verify, please provide further information if this statement is not correct.]

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date	May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date	May 22, 2012

By (Signature and Title)*	/s/ Robert J. DellaCroce
Robert J. DellaCroce, Treasurer
(principal financial officer)

Date	May 22, 2012

*	Print the name and title of each signing officer under his or her signature.